UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end:	December 31

Date of Reporting Period:	July 1, 2006 – September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNL Series Trust (Unaudited)
Schedule of Investments (in thousands)
September 30, 2006
JNL/AIM Large Cap Growth Fund
COMMON STOCKS - 98.5%	Shares	Value
BASIC MATERIALS - 3.5%
Chemicals - 0.8%
Syngenta AG (b)	19	$2,935

Mining - 2.7%
Phelps Dodge Corp.	60	5,118
Rio Tinto Plc - ADR (j)	26	4,980
		10,098
COMMUNICATIONS - 11.6%
Internet - 1.1%
Google Inc. - Class A (b)	10	3,858

Telecommunications - 4.6%
Amdocs Ltd. (b) (j)	154	6,114
Cisco Systems Inc. (b)	463	10,640
		16,754
Wireless Telecommunications - 5.9%
America Movil SA de CV - Class L - ADR	236	9,297
Motorola Inc.	329	8,213
Nokia Oyj - Class A - ADR	210	4,142
		21,652
CONSUMER, CYCLICAL - 12.7%
Beverages - 3.8%
Anheuser-Busch Cos. Inc.	77	3,659
Diageo Plc	273	4,823
PepsiCo Inc.	83	5,440
		13,922
Media - 2.0%
News Corp. - Class A	378	7,436

Retail - 6.9%
JC Penney Corp. Inc. (j)	70	4,775
Kohl's Corp. (b)	44	2,856
Nordstrom Inc. (j)	145	6,147
Office Depot Inc. (b)	143	5,679
Sears Holdings Corp. (b)	19	3,004
TJX Cos. Inc.	105	2,943
		25,404
CONSUMER, NON-CYCLICAL - 7.5%
Agriculture - 0.8%

Archer-Daniels-Midland Co.	78	2,947

Commercial Services - 4.7%
Accenture Ltd.	220	6,987
Manpower Inc.	52	3,186
McKesson Corp.	133	7,010
		17,183
Cosmetics & Personal Care - 0.9%
Procter & Gamble Co.	53	3,296

Tobacco - 1.1%
UST Inc. (j)	74	4,057

ENERGY - 3.5%
Oil & Gas - 3.5%
Marathon Oil Corp.	58	4,492
Occidental Petroleum Corp.	111	5,351
Valero Energy Corp.	61	3,130
		12,973
FINANCIALS - 17.0%
Banks - 1.8%
Kookmin Bank	47	3,706
Unibanco - Uniao de Bancos Brasileiros SA - GDR (j)	39	2,888
		6,594
Diversified Financial Services - 10.2%
Bear Stearns Cos. Inc.	28	3,914
Goldman Sachs Group Inc.	68	11,491
JPMorgan Chase & Co.	74	3,463
Lehman Brothers Holdings Inc.	105	7,761
Morgan Stanley	60	4,371
ORIX Corp.	12	3,206
SLM Corp.	63	3,271
		37,477
Insurance - 5.0%
AMBAC Financial Group Inc.	31	2,565
Assurant Inc.	96	5,149
Chubb Corp. (j)	96	4,974
Prudential Financial Inc.	77	5,835
		18,523
HEALTH CARE - 17.5%
Healthcare Providers & Services - 6.2%
Coventry Health Care Inc. (b)	49	2,524
Humana Inc. (b)	59	3,899

Laboratory Corp. of America Holdings (b)	91	5,987
Quest Diagnostics Inc.	42	2,569
UnitedHealth Group Inc.	82	4,037
WellPoint Inc. (b)	49	3,745
		22,761
Pharmaceuticals - 11.3%
AmerisourceBergen Corp.	118	5,325
AstraZeneca Plc - ADR	127	7,949
Cardinal Health Inc.	69	4,521
Caremark Rx Inc.	123	6,951
Gilead Sciences Inc. (b)	69	4,706
Merck & Co. Inc.	95	3,981
Novartis AG - ADR	59	3,433
Roche Holding AG	26	4,557
		41,423
INDUSTRIALS - 15.7%
Aerospace & Defense - 9.3%
Boeing Co.	89	7,050
General Dynamics Corp.	91	6,514
Lockheed Martin Corp.	122	10,486
Northrop Grumman Corp.	79	5,371
Raytheon Co.	103	4,952
		34,373
Electronics - 1.0%
Applera Corp. - Applied Biosystems Group	115	3,802

Engineering & Construction - 2.7%
ABB Ltd.	445	5,849
McDermott International Inc. (b)	95	3,975
		9,824
Environmental Control - 1.7%
Waste Management Inc.	167	6,129

Machinery - 1.0%
Komatsu Ltd.	214	3,696

TECHNOLOGY - 9.5%
Computers - 3.3%
Hewlett-Packard Co.	335	12,307

Semiconductors - 1.2%
Freescale Semiconductor Inc. (b) (j)	111	4,224

Software - 5.0%
BEA Systems Inc. (b)	305	4,642
BMC Software Inc. (b)	105	2,858
Microsoft Corp.	257	7,011
Oracle Corp. (b)	210	3,725
		18,236
Total Common Stocks (cost $321,399)		361,884

SHORT TERM INVESTMENTS - 7.1%
Money Market Fund - 2.8%
JNL Money Market Fund, 5.07% (a) (l)	10,188	10,188

Securities Lending Collateral - 4.3%
Mellon GSL Delaware Business Trust Collateral Fund	15,863	15,863
Total Short Term Investments (cost $26,051)		26,051

Total Investments - 105.6% (cost $347,450)		387,935
Other Assets and Liabilities, Net - (5.6%)		-20,704
Total Net Assets - 100%		$367,231

JNL/AIM Real Estate Fund
COMMON STOCKS - 91.4%
CONSUMER, CYCLICAL - 4.0%
Lodging - 4.0%
Hilton Hotels Corp.	127	$3,528
Orient-Express Hotels Ltd.	22	834
Starwood Hotels & Resorts Worldwide Inc.	60	3,403
		7,765
FINANCIALS - 87.4%
Real Estate - 5.1%
Aeon Mall Co. Ltd. (j)	11	559
British Land Co. Plc	6	160
Capital & Regional Plc	34	746
CapitaLand Ltd.	199	633
CFS Retail Property Trust	330	497
Citycon Oyj	22	118
Daikyo Inc. (b)	33	172
Derwent Valley Holdings Plc	22	752
Diamond City Co. Ltd.	8	393
Goldcrest Co. Ltd.	6	298
Great Eagle Holdings Co.	94	343
Hongkong Land Holdings Ltd. (j)	232	900
Hysan Development Co. Ltd.	176	451

Joint Corp. (j)	6	195
Keppel Land Ltd.	65	203
Land Securities Group Plc	10	357
Mitsui Fudosan Co. Ltd.	21	466
Sumitomo Realty & Development Co. Ltd.	15	441
Sun Hung Kai Properties Ltd.	60	655
Tishman Speyer Office Fund	135	240
Valad Property Group	401	468
Westfield Group	65	915
		9,962
Real Estate Investment Trusts - 82.3%
Alexandria Real Estate Equites Inc.	24	2,203
AMB Property Corp.	48	2,644
American Financial Realty Trust	53	586
Archstone-Smith Trust	116	6,293
AvalonBay Communities Inc.	17	2,095
Boardwalk Real Estate Investment Trust	30	861
Boston Properties Inc.	73	7,554
Brandywine Realty Trust	104	3,401
Camden Property Trust	62	4,705
Canadian Apartment Properties Real Estate Investment Trust	29	470
CapitaCommercial Trust	386	538
CapitaMall Trust	183	293
Champion REIT (b)	534	266
Colonial Properties Trust (j)	32	1,530
Developers Diversified Realty Corp.	107	5,989
DiamondRock Hospitality Co. (j)	83	1,377
Digital Realty Trust Inc.	20	614
Education Realty Trust Inc.	39	579
Equity Inns Inc.	78	1,242
Equity Office Properties Trust (j)	189	7,507
Equity Residential (j)	173	8,745
Essex Property Trust Inc.	38	4,662
Extra Space Storage Inc. (j)	58	1,006
Federal Realty Investors Trust	37	2,734
General Growth Properties Inc.	140	6,671
Health Care Property Investors Inc.	77	2,403
Health Care REIT Inc.	18	708
Host Hotels & Resorts Inc.	429	9,845
Kimco Realty Corp. (j)	98	4,180
Macerich Co.	80	6,094
Mack-Cali Realty Corp.	12	596
Maguire Properties Inc.	24	982

Mid-America Apartment Communities Inc. (j)	31	1,879
Primaris Retail Real Estate Investment Trust	23	376
Prologis	195	11,132
Public Storage Inc.	59	5,073
Reckson Associate Realty Corp.	83	3,565
Regency Centers Corp.	62	4,284
Senior Housing Properties Trust	23	487
Simon Property Group Inc.	133	12,025
SL Green Realty Corp. (j)	69	7,718
Suntec Real Estate Investment Trust	108	101
Ventas Inc.	115	4,413
Vornado Realty Trust	94	10,257
		160,683
Total Common Stocks (cost $153,330)		178,410

PREFERRED STOCKS - 1.1%
FINANCIALS - 1.1%
Real Estate - 0.1%
LaSalle Hotel Properties Preferred, 7.50%	4	87
LaSalle Hotel Properties Preferred, 8.00% (j)	8	204

Real Estate Investment Trusts - 1.0%
Developers Diversified Realty Corp., 7.38%, 07/28/08	2	43
Duke Realty Corp. Convertible Preferred, 6.63%, 08/25/08	3	74
Duke Realty Corp. Convertible Preferred, 7.25%, 06/30/11 (j)	20	520
Eagle Hospitality Properties Trust Inc., 8.25%, 06/13/10	7	182
Equity Residential, 6.48%, 06/19/08	4	110
First Industrial Realty Trust Inc., 7.25%, 01/15/11	3	83
Hersha Hospitality Trust, 8.00%, 08/05/10	3	65
iStar Financial Inc., 7.88%, 07/18/08	6	140
Public Storage Inc. Convertible Preferred, 7.13%, 06/30/09	8	207
Public Storage Inc. Convertible Preferred, 7.25%, 08/08/11	2	49
Regency Centers Corp. Convertible Preferred, 7.25%, 08/31/09	8	203
Sunstone Hotel Investors Inc., 8.00%, 03/17/10	4	102
Vornado Realty Trust, 7.00%, 08/20/09	6	153
		1,931
Total Preferred Stocks (cost $2,169)		2,222

SHORT TERM INVESTMENTS - 20.6%
Money Market Fund - 7.1%
JNL Money Market Fund, 5.07% (a) (l)	13,950	13,950

Securities Lending Collateral - 13.5%

Mellon GSL Delaware Business Trust Collateral Fund	26,305	26,305
Total Short Term Investments (cost $40,255)		40,255

Total Investments - 113.1% (cost $195,754)		220,887
Other Assets and Liabilities, Net - (13.1%)		-25,533
Total Net Assets - 100%		$195,354

JNL/AIM Small Cap Growth Fund

COMMON STOCKS - 98.9%
BASIC MATERIALS - 1.0%
Iron & Steel - 1.0%
Carpenter Technology Corp.	5	489

COMMUNICATIONS - 8.5%
E - Commerce - 0.1%
Shutterfly Inc. (b)	3	47

Internet - 2.9%
aQuantive Inc. (b)	16	387
Digitas Inc. (b)	29	276
F5 Networks Inc. (b)	8	449
Valueclick Inc. (b)	19	346
		1,458
Telecommunications - 4.5%
Aeroflex Inc. (b)	31	321
NETGEAR Inc. (b) (j)	21	424
NeuStar Inc. - Class A (b) (j)	13	357
Nice Systems Ltd. - ADR (b)	18	485
Polycom Inc. (b)	25	620
		2,207
Wireless Telecommunications - 1.0%
SBA Communications Corp. (b)	21	508

CONSUMER, CYCLICAL - 16.0%
Apparel - 0.6%
Warnaco Group Inc. (b)	16	313

Distribution & Wholesale - 0.9%
WESCO International Inc. (b)	8	459

Home Furnishings - 1.1%
Tempur-Pedic International Inc. (b) (j)	31	528

Lodging - 1.3%
Choice Hotels International Inc.	8	326
Four Seasons Hotels Inc.	5	333
		659
Retail - 11.1%
Applebee's International Inc.	14	296
Bebe Stores Inc.	16	407
Charlotte Russe Holding Inc. (b)	14	397
Children’s Place Retail Stores Inc. (b)	7	430
Coldwater Creek Inc. (b)	18	522
Dick's Sporting Goods Inc. (b) (j)	10	463
DSW Inc. (b)	13	418
Hot Topic Inc. (b) (j)	37	415
Jack in the Box Inc. (b)	12	619
Longs Drug Stores Corp.	9	407
PF Chang's China Bistro Inc. (b) (j)	9	322
Rare Hospitality International Inc. (b)	12	373
Zumiez Inc. (b) (j)	16	427
		5,496
Toys & Hobbies - 1.0%
Marvel Entertainment Inc. (b) (j)	20	493

CONSUMER, NON-CYCLICAL - 6.4%
Commercial Services - 4.9%
Advisory Board Co. (b)	5	247
CoStar Group Inc. (b)	8	347
Euronet Worldwide Inc. (b) (j)	17	429
Jackson Hewitt Tax Service Inc.	9	255
Korn/Ferry International (b)	21	431
MPS Group Inc. (b)	27	407
United Rentals Inc. (b)	12	284
		2,400
Food - 0.7%
Performance Food Group Co. (b) (j)	13	368

Household Products - 0.8%
Church & Dwight Co. Inc.	10	403

ENERGY - 8.2%
Oil & Gas - 8.2%
Bill Barrett Corp. (b) (j)	11	266
Core Laboratories NV (b)	8	524

Encore Acquisition Co. (b) (j)	17	406
FMC Technologies Inc. (b)	9	486
Grey Wolf Inc. (b) (j)	47	312
Hydril (b)	6	324
Range Resources Corp.	16	391
Superior Energy Services Inc. (b)	13	345
Unit Corp. (b)	10	443
Veritas DGC Inc. (b)	6	375
Whiting Petroleum Corp. (b)	5	213
		4,085
FINANCIALS - 9.2%
Banks - 4.4%
East West Bancorp. Inc. (j)	9	374
PrivateBancorp. Inc. (j)	7	334
SVB Financial Group (b)	9	407
Texas Capital Bancshares Inc. (b)	11	210
Texas Regional Bancshares Inc. - Class A	9	360
UCBH Holdings Inc. (j)	22	383
Virginia Commerce Bancorp. (b)	8	175
		2,243
Diversified Financial Services - 2.4%
Affiliated Managers Group Inc. (b) (j)	6	551
Greenhill & Co. Inc. (j)	6	420
National Financial Partners Corp.	5	206
		1,177
Insurance - 1.6%
HCC Insurance Holdings Inc.	13	422
ProAssurance Corp. (b)	7	357
		779
Real Estate Investment Trusts - 0.8%
BioMed Realty Trust Inc.	13	384

HEALTH CARE - 16.1%
Biotechnology - 3.2%
Human Genome Sciences Inc. (b) (j)	18	214
Integra LifeSciences Holdings Corp. (b)	10	379
Millipore Corp. (b)	5	280
Myogen Inc. (b) (j)	6	212
Myriad Genetics Inc. (b) (j)	11	271
Nektar Therapeutics (b) (j)	14	201
		1,557
Healthcare Providers & Services - 8.5%
American Medical Systems Holdings Inc. (b)	22	410

Genesis HealthCare Corp. (b)	9	429
Gen-Probe Inc. (b)	8	361
Home Diagnotstics Inc. (b) (j)	13	170
Kyphon Inc. (b)	8	281
LifePoint Hospitals Inc. (b)	12	432
Magellan Health Services Inc. (b)	8	344
Mentor Corp.	10	488
NuVasive Inc. (b) (j)	19	389
Palomar Medical Technologies Inc. (b)	2	80
Pediatrix Medical Group Inc. (b)	10	467
Wright Medical Group Inc. (b) (j)	16	381
		4,232
Pharmaceuticals - 4.4%
Alkermes Inc. (b)	16	251
CV Therapeutics Inc. (b) (j)	9	104
Medicines Co. (b)	14	315
Medics Pharmaceutical Corp. (j)	11	355
Santarus Inc. (b) (j)	21	160
Sciele Pharma Inc. (b) (j)	17	318
United Therapeutics Corp. (b)	6	292
VCA Antech Inc. (b)	12	415
		2,210
INDUSTRIALS - 14.2%
Aerospace & Defense - 0.8%
United Industrial Corp. (j)	7	392

Building Materials - 0.7%
Eagle Materials Inc. (j)	10	343

Electronics - 4.9%
Cogent Inc. (b) (j)	15	209
Coherent Inc. (b)	12	426
Orbotech Ltd. (b)	10	237
Thomas & Betts Corp. (b)	12	588
Trimble Navigation Ltd. (b)	12	556
Varian Inc. (b)	9	435
		2,451
Hand & Machine Tools - 1.5%
Lincoln Electric Holdings Inc.	7	376
Regal-Beloit Corp.	9	387
		763
Machinery - 1.4%
Bucyrus International Inc. - Class A	9	363

JLG Industries Inc.	17	344
		707
Manufacturing - 2.9%
Actuant Corp. - Class A	7	337
Acuity Brands Inc.	10	455
Ceradyne Inc. (b) (j)	9	357
TransDigm Group Inc. (b)	11	275
		1,424
Transportation - 2.0%
Forward Air Corp.	11	357
HUB Group Inc. - Class A (b)	12	270
Swift Transportation Co. Inc. (b)	15	346
		973
TECHNOLOGY - 17.6%
Computers - 1.5%
Kronos Inc. (b)	9	302
Micros Systems Inc. (b)	9	433
		735
Data Processing - 0.6%
Global Payments Inc.	6	278

Semiconductors - 7.7%
Cirrus Logic Inc. (b)	48	351
Emulex Corp. (b) (j)	31	559
Formfactor Inc. (b)	8	343
Microsemi Corp. (b)	27	505
Power Integrations Inc. (b)	24	470
Silicon Laboratories Inc. (b)	11	354
Sirf Technology Holdings Inc. (b) (j)	15	371
Tessera Technologies Inc. (b)	13	436
Varian Semiconductor Equipment Associates Inc. (b)	13	475
		3,864
Software - 7.8%
Allscripts Healthcare Solutions Inc. (b) (j)	18	408
Ansys Inc. (b)	9	388
Blackboard Inc. (b) (j)	16	421
Eclipsys Corp. (b)	21	370
Epicor Software Corp. (b)	28	361
Informatica Corp. (b)	28	375
Microstrategy Inc. - Class A (b)	5	471
Per-Se Technologies Inc. (b) (j)	18	399
THQ Inc. (b)	23	672
		3,865

UTILITIES - 1.7%
Electric - 1.7%
General Cable Corp. (b)	13	490
Pike Electric Corp. (b)	22	332
		822
Total Common Stocks (cost $43,899)		49,112

SHORT TERM INVESTMENTS - 25.8%
Money Market Fund - 1.5%
JNL Money Market Fund, 5.07% (a) (l)	738	738

Securities Lending Collateral - 24.3%
Mellon GSL Delaware Business Trust Collateral Fund	12,099	12,099
Total Short Term Investments (cost $12,837)		12,837

Total Investments - 124.7% (cost $56,736)		61,949
Other Assets and Liabilities, Net - (24.7%)		-12,261
Total Net Assets - 100%		$49,688

JNL/Alger Growth Fund
COMMON STOCKS - 98.1%
BASIC MATERIALS - 3.9%
Chemicals - 1.2%
Air Products & Chemicals Inc.	40	$2,645

Mining - 2.7%
Cameco Corp.	44	1,592
Freeport-McMoRan Copper & Gold Inc. (j)	42	2,256
Vedanta Resources Plc	104	2,265
		6,113
COMMUNICATIONS - 14.8%
E - Commerce - 1.5%
eBay Inc. (b)	119	3,388

Internet - 4.6%
Google Inc. - Class A (b)	11	4,482
Symantec Corp. (b) (j)	167	3,562
Yahoo! Inc. (b)	89	2,251
		10,295
Telecommunications - 3.9%
Alltel Corp.	24	1,332
Cisco Systems Inc. (b)	246	5,655
Verizon Communications Inc. (j)	44	1,626

		8,613
Wireless Telecommunications - 4.8%
American Tower Corp. (b)	31	1,138
Motorola Inc.	133	3,328
NII Holdings Inc. - Class B (b) (j)	66	4,109
SBA Communications Corp. (b) (j)	87	2,113
		10,688
CONSUMER, CYCLICAL - 15.5%
Apparel - 1.3%
Coach Inc. (b)	51	1,752
Polo Ralph Lauren Corp.	17	1,113
		2,865
Leisure Time - 1.0%
Royal Caribbean Cruises Ltd. (j)	58	2,255

Lodging - 1.0%
Las Vegas Sands Corp. (b)	34	2,317

Media - 4.7%
Cablevision Systems Corp. - Class A	92	2,084
EchoStar Communications Corp. (b)	59	1,940
News Corp. Inc.	69	1,365
Viacom Inc. (b)	59	2,192
XM Satellite Radio Holdings Inc. - Class A (b) (j)	218	2,804
		10,385
Retail - 6.0%
Best Buy Co. Inc.	41	2,185
CVS Corp.	84	2,690
Federated Department Stores Inc.	155	6,715
Home Depot Inc. (j)	48	1,730
		13,320
Toys & Hobbies - 1.5%
Nintendo Co. Ltd. - ADR (j)	133	3,430

CONSUMER, NON-CYCLICAL - 6.4%
Commercial Services - 1.9%
McKesson Corp.	82	4,302

Cosmetics & Personal Care - 3.0%
Avon Products Inc. (j)	72	2,200
Procter & Gamble Co.	72	4,481
		6,681
Tobacco - 1.5%

Altria Group Inc.	44	3,391

ENERGY - 4.4%
Oil & Gas - 4.4%
National Oilwell Varco Inc. (b) (j)	65	3,829
Schlumberger Ltd.	55	3,412
Transocean Inc. (b)	36	2,640
		9,881
FINANCIALS - 11.0%
Diversified Financial Services - 7.6%
Bear Stearns Cos. Inc.	27	3,726
Chicago Mercantile Exchange Holdings Inc.	5	2,248
Goldman Sachs Group Inc.	33	5,515
International Exchange Inc. (b)	16	1,179
Legg Mason Inc.	20	2,047
UBS AG	38	2,260
		16,975
Insurance - 1.9%
Hartford Financial Services Group Inc.	49	4,242

Real Estate - 1.5%
Jones Lang LaSalle Inc. (j)	38	3,270

HEALTH CARE - 15.4%
Biotechnology - 2.5%
Amgen Inc. (b)	48	3,397
Genentech Inc. (b)	27	2,225
		5,622
Healthcare Providers & Services - 7.8%
Baxter International Inc. (j)	41	1,868
Brookdale Senior Living Inc. (j)	22	1,005
DaVita Inc. (b)	29	1,667
Health Management Associates Inc.	160	3,336
Health Net Inc. (b)	26	1,114
Humana Inc. (b)	67	4,415
Johnson & Johnson	35	2,279
WellPoint Inc. (b)	23	1,734
		17,418
Pharmaceuticals - 5.1%
Eli Lilly & Co.	20	1,134
Medco Health Solutions Inc. (b)	98	5,864
Pfizer Inc.	155	4,396
		11,394

INDUSTRIALS - 9.7%
Aerospace & Defense - 3.3%
Boeing Co.	64	5,078
L-3 Communications Holdings Inc. (j)	30	2,311
		7,389
Machinery - 2.0%
Joy Global Inc.	118	4,430

Manufacturing - 1.6%
Textron Inc.	41	3,596

Transportation - 2.8%
Burlington Northern Santa Fe Corp.	86	6,312

TECHNOLOGY - 12.8%
Computers - 4.1%
Apple Computer Inc. (b)	61	4,722
Cognizant Technology Solutions Corp. (b)	15	1,137
Research In Motion Ltd. (b)	32	3,316
		9,175
Semiconductors - 4.9%
Freescale Semiconductor Inc. (b) (j)	179	6,827
Lam Research Corp. (b)	25	1,133
MEMC Electronic Materials Inc. (b)	81	2,965
		10,925
Software - 3.8%
Microsoft Corp.	125	3,419
Oracle Corp. (b)	154	2,738
Satyam Computer Services Ltd. - ADR	57	2,205
		8,362
UTILITIES - 4.2%
Electric - 2.5%
Emerson Electric Co.	41	3,417
Exelon Corp.	36	2,192
		5,609
Water - 1.7%
Veolia Environement - ADR	61	3,710
Total Common Stocks (cost $208,490)		218,998

SHORT TERM INVESTMENTS - 11.7%
Money Market Fund - 2.8%
JNL Money Market Fund, 5.07% (a) (l)	6,265	6,265

Securities Lending Collateral - 8.9%
Mellon GSL Delaware Business Trust Collateral Fund	19,931	19,931
Total Short Term Investments (cost $26,196)		26,196

Total Investments - 109.8% (cost $234,686)		245,194
Other Assets and Liabilities, Net - (9.8%)		-21,891
Total Net Assets - 100%		$223,303

JNL/Eagle Core Equity Fund
COMMON STOCKS - 96.1%
BASIC MATERIALS - 0.9%
Chemicals - 0.9%
Air Products & Chemicals Inc.	12	797
EI Du Pont de Nemours & Co.	18	771
		1,568
COMMUNICATIONS - 13.8%
Advertising - 1.3%
Omnicom Group Inc. (j)	24	2,207

E - Commerce - 1.8%
eBay Inc. (b)	107	3,038

Internet - 1.9%
Checkfree Corp. (b)	21	855
Google Inc. - Class A (b)	6	2,315
		3,170
Telecommunications - 6.0%
AT&T Inc.	28	912
Atheros Communications Inc. (b) (j)	128	2,321
BellSouth Corp. (j)	14	599
Cisco Systems Inc. (b)	48	1,097
Comverse Technology Inc. (b)	139	2,979
Sprint Nextel Corp.	90	1,540
Verizon Communications Inc.	20	743
		10,191
Wireless Telecommunications - 2.8%
American Tower Corp. (b)	35	1,271
Nokia Oyj - Class A - ADR	97	1,912
Qualcomm Inc.	43	1,548
		4,731
CONSUMER, CYCLICAL - 15.3%
Apparel - 0.3%
Coach Inc. (b)	13	442

Beverages - 3.4%
Coca-Cola Co.	74	3,319
PepsiCo Inc.	38	2,483
		5,802
Lodging - 2.1%
Harrah's Entertainment Inc.	29	1,908
Starwood Hotels & Resorts Worldwide Inc.	30	1,720
		3,628
Media - 3.7%
CBS Corp. - Class B	32	902
McGraw-Hill Cos. Inc.	16	928
Time Warner Inc.	113	2,066
Viacom Inc. (b)	67	2,499
		6,395
Retail - 5.8%
CVS Corp.	44	1,424
Home Depot Inc.	50	1,804
McDonald's Corp.	57	2,227
Target Corp.	50	2,777
Wal-Mart Stores Inc.	34	1,668
		9,900
CONSUMER, NON-CYCLICAL - 6.1%
Commercial Services - 0.5%
RR Donnelley & Sons Co.	24	791

Cosmetics & Personal Care - 1.5%
Procter & Gamble Co.	43	2,638

Food - 2.0%
General Mills Inc.	16	906
Hershey Foods Corp.	23	1,227
Sysco Corp.	36	1,204
		3,337
Household Products - 2.1%
Kimberly-Clark Corp.	22	1,412
Newell Rubbermaid Inc.	80	2,278
		3,690
ENERGY - 4.6%
Coal - 0.2%
Consol Energy Inc.	10	326

Oil & Gas - 4.0%

BP Plc - ADR	15	983
ENSCO International Inc.	36	1,580
Exxon Mobil Corp.	16	1,074
Halliburton Co.	70	1,985
NiSource Inc.	25	544
UGI Corp.	29	709
		6,875
Pipelines - 0.4%
Kinder Morgan Inc.	7	734

FINANCIALS - 16.3%
Banks - 4.1%
Bank of America Corp.	35	1,889
US Bancorp.	28	930
Wachovia Corp.	56	3,097
Wells Fargo & Co.	30	1,085
		7,001
Diversified Financial Services - 9.0%
American Express Co.	49	2,758
Capital One Financial Corp.	22	1,769
Citigroup Inc.	60	2,974
E*Trade Financial Corp. (b)	28	675
Freddie Mac	33	2,214
Goldman Sachs Group Inc.	17	2,850
Janus Capital Group Inc.	58	1,139
JPMorgan Chase & Co.	20	939
		15,318
Insurance - 2.1%
American International Group Inc.	39	2,584
Progressive Corp.	42	1,019
		3,603
Real Estate Investment Trusts - 1.1%
Boston Properties Inc.	7	723
General Growth Properties Inc.	12	572
Vornado Realty Trust	6	654
		1,949
HEALTH CARE - 14.7%
Biotechnology - 2.6%
Amgen Inc. (b)	31	2,185
Celgene Corp. (b)	16	678
Genentech Inc. (b)	20	1,618
		4,481
Healthcare Providers & Services - 8.3%

Baxter International Inc.	54	2,458
CR Bard Inc.	23	1,702
DaVita Inc. (b)	12	696
HCA Inc. (j)	42	2,119
Intuitive Surgical Inc. (b)	4	396
Johnson & Johnson	56	3,633
UnitedHealth Group Inc.	20	983
Zimmer Holdings Inc. (b)	32	2,178
		14,165
Pharmaceuticals - 3.8%
Allergan Inc.	11	1,282
Pfizer Inc.	84	2,368
Sanofi-Aventis - ADR	11	485
Wyeth	47	2,369
		6,504
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.9%
United Technologies Corp.	52	3,263

Diversified Machinery - 0.6%
Deere & Co.	12	1,007

Environmental Control - 0.8%
Waste Management Inc.	37	1,368

Manufacturing - 6.8%
3M Corp.	13	967
Cooper Industries Ltd. - Class A	8	682
General Electric Corp.	158	5,588
Harsco Corp.	12	932
Honeywell Inernational Inc.	19	777
Tyco International Ltd.	95	2,654
		11,600
TECHNOLOGY - 12.1%
Computers - 5.1%
Apple Computer Inc. (b)	42	3,267
EMC Corp. (b)	169	2,021
Hewlett-Packard Co.	89	3,251
		8,539
Semiconductors - 3.0%
Applied Materials Inc. (j)	80	1,423
Intel Corp.	70	1,443
Marvell Tech Group Ltd. (b) (j)	117	2,271

		5,137
Software - 4.0%
Adobe Systems Inc. (b)	17	628
Microsoft Corp.	161	4,407
Oracle Corp. (b)	104	1,851
		6,886
UTILITIES - 2.2%
Electric - 2.2%
Dominion Resources Inc.	18	1,392
Emerson Electric Co.	28	2,325
		3,717
Total Common Stocks (cost $151,398)		164,001

WARRANTS - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Raytheon Co.	1	17
Total Warrants (cost $0)		17

SHORT TERM INVESTMENTS - 10.1%
Money Market Fund - 3.7%
JNL Money Market Fund, 5.07% (a) (l)	6,321	6,321

Securities Lending Collateral - 6.4%
Mellon GSL Delaware Business Trust Collateral Fund	10,892	10,892
Total Short Term Investments (cost $17,213)		17,213

Total Investments - 106.2% (cost $168,611)		181,231
Other Assets and Liabilities, Net - (6.2%)		-10,592
Total Net Assets - 100%		$170,639

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 97.7%
COMMUNICATIONS - 3.3%
Internet - 1.3%
eCollege.com Inc. (b) (j)	82	$1,305
Internet Capital Group Inc. (b)	121	1,142
		2,447
Telecommunications - 0.9%
Ixia (b)	171	1,521

Wireless Telecommunications - 1.1%
EMS Technologies Inc. (b)	98	1,847

CONSUMER, CYCLICAL - 18.5%
Apparel - 2.8%
Carter's Inc. (b) (j)	101	2,652
Volcom Inc. (b) (j)	110	2,474
		5,126
Distribution & Wholesale - 1.3%
Pool Corp.	57	2,195
Entertainment - 2.5%
Shuffle Master Inc. (b) (j)	74	2,011
Vail Resorts Inc. (b) (j)	56	2,258
		4,269
Home Furnishings - 2.3%
Universal Electronics Inc. (b) (j)	212	4,029

Media - 1.1%
Entravision Communications Corp. (b)	247	1,834

Retail - 8.5%
Build-A-Bear Workshop Inc. (b) (j)	99	2,262
Cash America International Inc.	139	5,443
Genesco Inc. (b) (j)	119	4,086
Red Robin Gourmet Burgers Inc. (b) (j)	64	2,942
		14,733
CONSUMER, NON-CYCLICAL - 6.3%
Agriculture - 3.4%
Delta & Pine Land Co.	146	5,893

Commercial Services - 2.9%
Corrections Corp. of America (b)	85	3,683
Global Cash Access Inc. (b)	88	1,329
		5,012
ENERGY - 7.1%
Oil & Gas - 7.1%
Core Laboratories NV (b)	35	2,231
Horizon Offshore Inc. (b)	81	1,377
Oceaneering International Inc. (b)	36	1,105
Tetra Technologies Inc. (b)	143	3,466
Unit Corp. (b)	91	4,166
		12,345
FINANCIALS - 5.3%
Banks - 1.5%
Boston Private Financial Holdings Inc.	31	869

Cowen Group Inc. (b)	105	1,661
		2,530
Diversified Financial Services - 0.9%
Friedman Billings Ramsey Group Inc. - Class A (j)	203	1,631

Insurance - 2.9%
American Safety Insurance Holdings Ltd. (b)	51	941
Philadelphia Consolidated Holding Co. (b)	104	4,127
		5,068
HEALTH CARE - 14.8%
Biotechnology - 2.4%
Arena Pharmaceuticals Inc. (b) (j)	114	1,364
Ariad Pharmaceuticals Inc. (b) (j)	258	1,124
deCODE genetics Inc. (b) (j)	319	1,752
		4,240
Healthcare Providers & Services - 12.4%
American Medical Systems Holdings Inc. (b)	219	4,028
Arrow International Inc.	91	2,899
Centene Corp. (b) (j)	154	2,530
DJO Inc. (b) (j)	39	1,639
Horizon Health Corp. (b) (j)	134	2,045
Matria Healthcare Inc. (b) (j)	96	2,675
Respironics Inc. (b)	102	3,931
Thoratec Corp. (b) (j)	114	1,779
		21,526
INDUSTRIALS - 18.2%
Building Materials - 1.4%
Texas Industries Inc. (j)	45	2,367
Electronics - 7.2%
Cogent Inc. (b) (j)	25	337
Coherent Inc. (b) (j)	114	3,957
Dolby Laboratories Inc. - Class A (b)	157	3,108
OYO Geospace Corp. (b)	67	3,797
Photon Dynamics Inc. (b)	97	1,287
		12,486
Environmental Control - 4.8%
Aleris International Inc. (b)	80	4,057
Waste Connections Inc. (b) (j)	115	4,353
		8,410
Machinery - 1.8%
Bucyrus International Inc. - Class A	74	3,131

Manufacturing - 1.5%

Actuant Corp. - Class A (j)	53	2,673

Metal Fabrication & Hardware - 1.5%
NS Group Inc. (b)	41	2,618

TECHNOLOGY - 21.0%
Computers - 6.0%
Factset Research Systems Inc.	78	3,807
M-Systems Ltd. (b)	41	1,668
Radisys Corp. (b)	91	1,934
Trident Microsystems Inc. (b)	133	3,092
		10,501
Semiconductors - 3.4%
Integrated Device Technology Inc. (b)	261	4,184
Supertex Inc. (b) (j)	45	1,748
		5,932
Software - 11.6%
Ansys Inc. (b)	96	4,257
Avid Technology Inc. (b) (j)	73	2,650
Eclipsys Corp. (b) (j)	235	4,208
Netsmart Technologies Inc. (b)	111	1,450
Per-Se Technologies Inc. (b) (j)	90	2,040
Quality Systems Inc.	96	3,708
The 9 Ltd. - ADR (b) (j)	97	2,081
		20,394
UTILITIES - 3.2%
Electric - 3.2%
Advanced Energy Industries Inc. (b)	153	2,609
General Cable Corp. (b)	76	2,915
		5,524
Total Common Stocks (cost $135,030)		170,282

SHORT TERM INVESTMENTS - 24.8%
Money Market Fund - 2.3%
JNL Money Market Fund, 5.07% (a) (l)	4,009	4,009

Securities Lending Collateral - 22.5%
Mellon GSL Delaware Business Trust Collateral Fund	39,152	39,152
Total Short Term Investments (cost $43,161)		43,161

Total Investments - 122.5% (cost $178,191)		213,443
Other Assets and Liabilities, Net - (22.5%)		-39,254
Total Net Assets - 100%		$174,189

JNL/FMR Balanced Fund
COMMON STOCKS - 67.1%
BASIC MATERIALS - 3.9%
Chemicals - 1.5%
Air Products & Chemicals Inc.	2	146
Albemarle Corp.	-	8
Arkema Inc. - ADR (b)	-	9
Ashland Inc.	7	427
Celanese Corp. - Class A	12	208
Chemtura Corp.	25	213
China Blue Chemical Ltd. (b)	9	3
Cytec Industries Inc.	3	189
Georgia Gulf Corp.	2	47
Israel Chemicals Ltd.	23	114
Monsanto Co.	6	301
Mosaic Co. (b) (j)	18	296
Potash Corp.	-	10
Praxair Inc.	3	154
UAP Holding Corp.	5	100
		2,225
Forest Products & Paper - 0.1%
Smurfit-Stone Container Corp. (b) (j)	9	95
Weyerhaeuser Co.	2	117
		212
Iron & Steel - 0.4%
Allegheny Technologies Inc.	4	269
IPSCO Inc.	1	95
Oregon Steel Mills Inc. (b)	3	166
Sumitomo Metal Industries Ltd.	6	23
		553
Mining - 1.9%
Agnico-Eagle Mines Ltd.	4	118
Alcoa Inc.	17	477
Aquarius Platinum Ltd.	1	18
Compass Minerals International Inc.	6	164
Goldcorp Inc.	9	209
Inco Ltd.	1	92
Meridian Gold Inc. (b)	12	295
Newmont Mining Corp.	1	21
Phelps Dodge Corp.	2	161
RTI International Metals Inc. (b)	3	146
Stillwater Mining Co. (b)	10	83

SXR Uranium One Inc. (b)	2	12
Teck Cominco Ltd.	3	169
Titanium Metals Corp. (b) (j)	33	843
		2,808
COMMUNICATIONS - 5.2%
Advertising - 0.2%
Lamar Advertising Co. (b)	5	278
Omnicom Group Inc.	1	56
		334
E - Commerce - 0.2%
eBay Inc. (b)	4	119
Emdeon Corp. (b)	14	164
Shutterfly Inc. (b)	-	2
		285
Internet - 0.9%
Blue Coat Systems Inc. (b)	4	70
Covad Communications Group Inc. (b) (j)	102	152
Google Inc. - Class A (b)	1	422
NetBank Inc.	29	177
Opsware Inc. (b)	5	42
Symantec Corp. (b)	7	153
VeriSign Inc. (b)	3	51
Yahoo! Inc. (b)	9	215
		1,282
Telecommunications - 3.2%
Adtran Inc.	2	44
Amdocs Ltd. (b)	2	82
Andrew Corp. (b)	9	85
AT&T Inc.	47	1,515
BellSouth Corp.	14	599
Comverse Technology Inc. (b)	1	15
CPI International Inc. (b)	1	12
Essex Corp. (b)	2	38
Harris Corp.	4	156
Juniper Networks Inc. (b)	5	88
Lucent Technologies Inc. (b) (j)	42	98
Mastec Inc. (b)	14	152
Nortel Networks Corp. (b)	42	97
NTL Inc.	12	318
Sycamore Networks Inc. (b)	35	132
Telenor ASA - ADR	1	35
Time Warner Telecom Inc. - Class A (b)	2	42
Verizon Communications Inc.	35	1,300

		4,808
Wireless Telecommunications - 0.7%
America Movil SA de CV - Class L - ADR	2	90
American Tower Corp. (b)	5	197
Crown Castle International Corp. (b) (j)	4	152
Motorola Inc.	12	300
NII Holdings Inc. - Class B (b) (j)	4	218
Powerwave Technologies Inc. (b) (j)	3	19
Qualcomm Inc.	3	120
		1,096
CONSUMER, CYCLICAL - 7.2%
Airlines - 0.4%
AirTran Holdings Inc. (b) (j)	26	254
Frontier Airlines Holdings Inc. (b)	27	222
Tam SA - ADR (b)	3	83
		559
Automobiles - 0.1%
American Axle & Manufacturing Holdings Inc. (j)	7	124

Beverages - 0.1%
Fomento Economico Mexicano SA de CV - ADR	1	106
SABMiller Plc	6	103
		209
Distribution & Wholesale - 0.5%
Ingram Micro Inc. - Class A (b)	10	182
LKQ Corp. (b)	4	79
WESCO International Inc. (b)	10	563
		824
Entertainment - 0.2%
Isle of Capri Casinos Inc. (b)	3	60
Macrovision Corp. (b)	5	107
OPAP SA	3	97
Vail Resorts Inc. (b)	2	96
		360
Home Builders - 0.2%
Champion Enterprises Inc. (b)	5	32
Coachmen Industries Inc.	5	56
Cyrela Brazil Realty SA	9	153
DR Horton Inc.	3	77
Standard-Pacific Corp. (j)	2	56
		374
Home Furnishings - 0.2%
La-Z-Boy Inc. (j)	5	73

Sealy Corp.	3	44
Sony Corp. - ADR	2	73
Whirlpool Corp. (j)	2	143
		333
Leisure Time - 0.3%
Carnival Corp.	2	112
Harley-Davidson Inc.	1	88
Royal Caribbean Cruises Ltd.	4	136
WMS Industries Inc. (b) (j)	5	158
		494
Lodging - 0.2%
Boyd Gaming Corp.	5	196
Gaylord Entertainment Co. (b)	4	162
		358
Media - 1.1%
Citadel Broadcasting Corp.	4	40
Clear Channel Communications Inc.	4	110
EchoStar Communications Corp. (b)	4	124
Grupo Televisa SA - ADR	3	55
Liberty Global Inc. (b) (j)	4	102
Liberty Global Inc. - Class A (b)	4	105
McGraw-Hill Cos. Inc.	2	116
Naspers Ltd. - ADR (j)	3	53
News Corp. - Class A	18	347
Radio One Inc. (b) (j)	4	23
Salem Communications Corp. - Class A	1	15
Time Warner Inc.	23	414
Viacom Inc. (b)	3	104
		1,608
Office & Business Equipment - 0.3%
Interface Inc. (b)	11	147
Xerox Corp. (b)	16	255
		402
Retail - 3.2%
Advance Auto Parts Inc.	1	19
Aeropostale Inc. (b)	5	132
Asbury Automotive Group Inc.	1	12
Best Buy Co. Inc.	2	104
Big 5 Sporting Goods Corp.	4	92
CBRL Group Inc.	-	8
CEC Entertainment Inc. (b)	1	28
Cheesecake Factory Inc. (b)	1	19
CVS Corp.	9	286

DCM Japan Holdings Co. Ltd. (b)	10	127
Dollar Tree Stores Inc. (b)	5	149
Eddie Bauer Holdings Inc. (b) (m)	5	58
Family Dollar Stores Inc.	8	246
Federated Department Stores Inc.	6	259
Fred's Inc.	8	97
GameStop Corp. - Class A (b)	-	14
GameStop Corp. - Class B (b)	3	143
Home Depot Inc.	6	203
Insight Enterprises Inc. (b)	1	27
JC Penney Corp. Inc.	2	157
Marinemax Inc. (b)	5	115
McDonald's Corp.	13	522
O'Charleys Inc. (b)	1	11
OfficeMax Inc.	3	106
O'Reilly Automotive Inc. (b) (j)	1	17
OSI Restaurant Partners Inc.	4	114
Pacific Sunwear of California (b)	6	93
PetSmart Inc. (j)	5	130
RadioShack Corp. (j)	6	114
Rite Aid Corp. (b) (j)	12	54
Staples Inc.	6	144
Target Corp.	2	83
TJX Cos. Inc.	4	109
Urban Outfitters Inc. (b)	4	69
Walgreen Co.	4	155
Wal-Mart de Mexico SA de CV	21	72
Wal-Mart Stores Inc.	11	538
Yum! Brands Inc.	2	104
		4,730
Textiles - 0.1%
Cintas Corp.	3	139
Unifirst Corp.	1	19
		158
Toys & Hobbies - 0.3%
Nintendo Co. Ltd.	2	412

CONSUMER, NON-CYCLICAL - 4.2%
Commercial Services - 0.7%
Administaff Inc.	2	56
Carriage Services Inc. (b)	5	21
CDI Corp.	2	31
Chemed Corp.	3	81

Diamond Management & Technology Consultants Inc. (b)	9	96
DynCorp International Inc. (b) (j)	4	44
Kforce Inc. (b)	5	58
Live Nation Inc. (b)	20	415
Monro Muffler Inc.	1	23
Moody's Corp.	1	59
Service Corp.	9	86
United Rentals Inc. (b)	2	44
Weight Watchers International Inc.	1	49
		1,063
Cosmetics & Personal Care - 1.3%
Alberto-Culver Co. - Class B	4	223
Avon Products Inc.	12	377
Colgate-Palmolive Co.	4	267
Procter & Gamble Co.	17	1,084
		1,951
Food - 1.0%
Cadbury Schweppes Plc - ADR	-	3
Corn Products International Inc.	7	219
Ebro Puleva SA	4	82
General Mills Inc.	3	147
Imperial Sugar Co. (j)	1	19
Kellogg Co.	2	99
Kroger Co.	5	123
McCormick & Co. Inc.	2	80
Nestle SA	-	125
Safeway Inc.	7	200
Smithfield Foods Inc. (b)	1	38
Sysco Corp.	3	110
Tyson Foods Inc.	3	48
WM Wrigley Jr Co.	3	150
		1,443
Household Products - 0.1%
Fortune Brands Inc.	1	45
Playtex Products Inc. (b)	9	121
		166
Tobacco - 1.1%
Altria Group Inc.	21	1,631

ENERGY - 7.1%
Alternative Energy - 0.1%
Covanta Holding Corp. (b)	7	159
KFX Inc. (b)	4	42

		201
Coal - 0.1%
Alpha Natural Resources Inc. (b)	4	59
Foundation Coal Holdings Inc.	1	16
International Coal Group Inc. (b)	7	28
Massey Energy Co. (j)	3	65
		168
Oil & Gas - 6.8%
Aurora Oil & Gas Corp. (b) (j)	11	35
Baker Hughes Inc.	4	286
BJ Services Co.	5	148
Cabot Oil & Gas Corp. - Class A	2	101
Cameron International Corp. (b)	3	164
Canadian Natural Resources Ltd.	2	87
Chesapeake Enegy Corp. (j)	7	203
Encana Corp.	3	116
EOG Resources Inc.	2	150
Global Industries Ltd. (b)	5	81
GlobalSantaFe Corp.	3	140
Goodrich Petroleum Corp. (b) (j)	2	57
Halliburton Co.	34	953
Helix Energy Solutions Group Inc. (b)	3	104
Holly Corp.	1	45
Mariner Energy Inc. (b)	5	94
National Oilwell Varco Inc. (b)	43	2,502
Noble Corp.	3	167
Petroleum Development Corp. (b)	2	60
Plains Exploration & Production Co. (b)	3	137
Pride International Inc. (b)	44	1,209
Quicksilver Resources Inc. (b) (j)	6	182
Range Resources Corp.	8	196
Smith International Inc.	9	353
Southwestern Energy Co. (b)	4	116
Superior Energy Services Inc. (b)	2	47
Tesoro Corp.	1	35
Ultra Petroleum Corp. (b)	3	144
Valero Energy Corp. (b)	29	1,397
Weatherford International Ltd. (b)	17	709
W-H Energy Services Inc. (b)	2	79
		10,097
Pipelines - 0.1%
El Paso Corp. (j)	8	111
Equitable Resources Inc.	3	94

		205
FINANCIALS - 14.3%
Banks - 4.2%
ABN AMRO Holding NV - ADR	5	132
Banco Bilbao Vizcaya Argentaria SA - ADR (j)	6	140
Banco Nossa Caixa SA	6	115
Bank of America Corp.	33	1,786
Bank of Baroda	7	42
Bank of China Ltd. (b)	86	37
Bank of New York Co. Inc.	6	215
Boston Private Financial Holdings Inc.	3	70
China Construction Bank Corp. (e)	54	23
China Merchants Bank Co. Ltd. (b) (j)	6	8
Colonial BancGroup Inc.	6	142
Cowen Group Inc. (b)	5	81
FirstRand Ltd.	20	45
Hanmi Financial Corp.	5	98
HSBC Holdings Plc - ADR (j)	2	183
ICICI Bank Ltd. - ADR	4	132
Kotak Mahindra Bank Ltd. (e) (m)	8	58
Mellon Financial Corp.	2	78
Nara Bancorp. Inc.	3	62
National Australia Bank Ltd.	6	154
Northern Trust Corp.	2	105
PNC Financial Services Group Inc.	3	246
R-G Financial Corp. - Class B	4	30
State Street Corp.	2	112
SVB Financial Group (b)	1	62
Synovus Financial Corp.	4	117
UCBH Holdings Inc. (j)	11	197
Unibanco - Uniao de Bancos Brasileiros SA - GDR (j)	1	74
UniCredito Italiano SpA	17	139
W Holding Co. Inc.	18	106
Wachovia Corp.	19	1,049
Wells Fargo & Co.	10	355
Wilshire Bancorp. Inc. (j)	6	106
Wintrust Financial Corp.	2	80
		6,379
Diversified Financial Services - 4.8%
Aiful Corp. (j)	1	42
American Express Co.	3	187
Ameriprise Financial Inc.	1	38
Capital One Financial Corp. (j)	3	267

CapitalSource Inc.	3	70
CBRE Realty Finance Inc. (b)	2	34
Citigroup Inc.	24	1,212
Countrywide Financial Corp.	5	185
Doral Financial Corp.	11	73
E*Trade Financial Corp. (b)	16	392
Fannie Mae	11	632
Freddie Mac	9	626
Goldman Sachs Group Inc.	1	145
JPMorgan Chase & Co.	37	1,741
Lazard Ltd. - Class A (j)	4	152
Lehman Brothers Holdings Inc.	2	140
Merrill Lynch & Co. Inc.	8	634
Nasdaq Stock Market Inc. (b)	5	136
ORIX Corp.	-	108
SLM Corp.	4	192
TD Ameritrade Holding Corp.	6	109
Thomas Weisel Partners Group Inc. (b)	4	71
UBS AG	1	60
		7,246
Insurance - 3.3%
ACE Ltd.	8	427
Aflac Inc.	5	206
Allied World Assurance Holdings Ltd. (b)	3	117
American International Group Inc.	23	1,497
Aspen Insurance Holdings Ltd.	6	142
Axis Capital Holdings Ltd.	1	42
Endurance Specialty Holdings Ltd.	4	134
Fidelity National Title Group Inc. Class A (j)	3	69
Hartford Financial Services Group Inc.	4	382
IPC Holdings Ltd.	2	70
Lincoln National Corp.	1	62
MBIA Inc.	1	55
MetLife Inc. (b)	5	163
MGIC Investment Corp. (j)	2	96
Montpelier Re Holdings Ltd.	4	83
Navigators Group Inc. (b)	1	38
PartnerRe Ltd.	3	176
Platinum Underwriters Holdings Ltd.	3	102
PXRE Group Ltd.	8	34
Radian Group Inc.	2	120
Scottish Re Group Ltd.	21	225
St. Paul Travelers Cos. Inc.	6	263

T&D Holdings Inc.	1	101
Universal American Financial Corp. (b)	6	101
USI Holdings Corp. (b)	5	72
Willis Group Holdings Ltd.	1	27
XL Capital Ltd. - Class A	2	151
		4,955
Investment Companies - 0.1%
American Capital Strategies Ltd.	4	158

Real Estate - 0.1%
Mitsui Fudosan Co. Ltd.	4	91

Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equites Inc.	1	67
Annaly Capital Management Inc.	16	204
BioMed Realty Trust Inc.	1	39
Brandywine Realty Trust	1	33
CBL & Associates Properties Inc.	2	67
Columbia Equity Trust Inc.	2	30
Developers Diversified Realty Corp.	3	178
Digital Realty Trust Inc. (j)	1	38
Duke Realty Corp.	2	67
Education Realty Trust Inc.	2	22
Equity Lifestyle Properties Inc.	1	59
Equity Office Properties Trust	7	290
Equity One Inc.	3	81
Equity Residential	1	66
General Growth Properties Inc.	3	119
Highwoods Properties Inc.	1	30
HomeBanc Corp.	7	42
Host Hotels & Resorts Inc.	6	126
Penn Real Estate Investment Trust (j)	2	94
Public Storage Inc.	1	60
Ramco-Gershenson Properties	2	70
Spirit Finance Corp.	-	5
Tanger Factory Outlet Centers Inc. (j)	1	21
Trizec Properties Inc.	1	22
United Dominion Realty Trust Inc. (j)	10	293
Ventas Inc.	2	77
Vornado Realty Trust	1	109
		2,309
Savings & Loans - 0.3%
Golden West Financial Corp.	1	77

Hudson City Bancorp. Inc.	10	130
NewAlliance Bancshares Inc. (j)	5	75
Sovereign Bancorp. Inc.	9	186
		468
HEALTH CARE - 6.8%
Biotechnology - 1.0%
Affymetrix Inc. (b) (j)	3	68
Amgen Inc. (b)	4	301
Biogen Idec Inc. (b)	2	107
Charles River Laboratories International Inc. (b)	7	321
Genentech Inc. (b)	1	99
Global Bio-Chem Technology Group Co. Ltd.	112	31
Invitrogen Corp. (b) (j)	2	108
Medimmune Inc. (b)	5	149
Myogen Inc. (b) (j)	2	84
PDL BioPharma Inc. (b) (j)	2	36
Vertex Pharmaceuticals Inc. (b) (j)	2	57
		1,361
Healthcare Providers & Services - 3.3%
Advanced Medical Optics Inc. (b) (j)	1	54
Aetna Inc.	5	210
Alcon Inc.	1	69
Aspect Medical Systems Inc. (b)	6	97
Baxter International Inc.	11	500
Becton Dickinson & Co.	3	184
Brookdale Senior Living Inc.	3	121
Cooper Cos. Inc.	5	278
CR Bard Inc.	3	225
Dade Behring Holdings Inc.	6	246
HCA Inc.	2	75
Health Net Inc. (b)	5	213
Humana Inc. (b)	3	205
Inverness Medical Innovations Inc. (b)	2	66
Johnson & Johnson	15	955
Kinetic Concepts Inc. (b)	2	60
LHC Group Inc. (b)	2	49
Solexa Inc. (b) (j)	5	45
Sunrise Senior Living Inc. (b)	4	116
United Surgical Partners International Inc. (b)	5	117
UnitedHealth Group Inc.	19	957
WellPoint Inc. (b)	2	185
		5,027
Pharmaceuticals - 2.5%

Atherogenics Inc. (b) (j)	6	76
Barr Laboratories Inc. (b)	3	147
Cardinal Health Inc.	2	99
Caremark Rx Inc.	3	160
Cephalon Inc. (b) (j)	5	303
Dusa Pharmaceuticals Inc. (b) (j)	8	32
Endo Pharmaceuticals Holdings Inc. (b)	2	65
Forest Laboratories Inc. (b)	2	86
Gilead Sciences Inc. (b)	-	7
Kos Pharmaceuticals Inc. (b) (j)	2	109
MannKind Corp. (b)	2	32
Medarex Inc. (b)	5	48
Medco Health Solutions Inc. (b)	5	289
Merck & Co. Inc.	11	469
MGI Pharma Inc. (b)	8	137
New River Pharmaceuticals Inc. (b)	4	103
Novartis AG - ADR	6	356
Omnicare Inc.	5	224
OSI Pharmaceuticals Inc. (b) (j)	4	146
Pfizer Inc.	1	26
Schering-Plough Corp.	6	121
Teva Pharmaceutical Industries Ltd. - ADR	8	269
Wyeth	9	473
		3,777
INDUSTRIALS - 9.5%
Aerospace & Defense - 0.5%
General Dynamics Corp.	3	243
Raytheon Co.	4	202
Rockwell Collins Inc.	2	132
United Technologies Corp.	4	260
		837
Building Materials - 0.2%
Interline Brands Inc. (b) (j)	1	25
Masco Corp.	6	170
Texas Industries Inc.	3	135
		330
Diversified Machinery - 0.3%
Briggs & Stratton Corp.	4	102
Deere & Co.	3	277
Flowserve Corp. (b)	1	66
Gardner Denver Inc. (b)	2	69
		514
Electronics - 2.1%

Agilent Technologies Inc. (b)	7	228
Amphenol Corp. - Class A	7	434
Arrow Electronics Inc. (b)	3	85
Avnet Inc. (b)	5	104
Celestica Inc. (b)	17	180
Cymer Inc. (b)	3	146
Fisher Scientific International Inc. (b)	2	159
Flextronics International Ltd. (b)	37	473
Flir Systems Inc. (b)	5	128
Jabil Circuit Inc.	2	57
Metrologic Instruments Inc. (b) (j)	1	20
Molex Inc.	3	121
Orbotech Ltd. (b)	1	17
Solectron Corp. (b)	81	265
Symbol Technologies Inc.	21	305
Tektronix Inc.	4	104
Thermo Electron Corp. (b)	1	55
Varian Inc. (b)	2	87
Waters Corp. (b)	3	118
		3,086
Engineering & Construction - 1.6%
Chicago Bridge & Iron Co. NV - ADR	14	338
Dycom Industries Inc. (b)	12	262
Fluor Corp. (j)	10	761
Grupo Aeroportuario del Pacifico SA de CV - ADR	4	150
Hyundai Engineering & Construction Co. Ltd. (b)	2	112
Infrasource Services Inc. (b)	2	37
McDermott International Inc. (b)	4	178
Perini Corp. (b)	4	90
Punj Lloyd Ltd.	3	53
Shaw Group Inc. (b)	12	277
Washington Group International Inc.	2	133
		2,391
Environmental Control - 0.3%
Aleris International Inc. (b)	1	71
Clean Harbors Inc. (b)	5	221
Waste Management Inc.	5	176
		468
Hand & Machine Tools - 0.1%
Stanley Works	2	95

Machinery - 0.2%
Atlas Copco AB - Class B	8	201

Intermec Inc. (b) (j)	3	84
		285
Manufacturing - 2.6%
Brink's Co.	4	207
Cooper Industries Ltd. - Class A	1	60
Danaher Corp. (j)	2	103
Eastman Kodak Co. (j)	5	112
General Electric Corp.	53	1,882
Goodman Global Inc. (b)	7	99
Hexcel Corp. (b) (j)	17	236
Honeywell Inernational Inc.	9	378
Ingersoll-Rand Co. Ltd. - Class A	1	42
Jacuzzi Brands Inc. (b)	1	5
Leggett & Platt Inc.	5	118
Smiths Group Plc	7	117
SPX Corp.	1	48
Tyco International Ltd.	19	518
		3,925
Metal Fabrication & Hardware - 0.1%
Precision Castparts Corp.	3	189

Packaging & Containers - 0.2%
Owens-Illinois Inc. (b)	13	204
Pactiv Corp. (b)	3	81
		285
Transportation - 1.4%
Alexander & Baldwin Inc.	9	394
American Commercial Lines Inc. (b) (j)	-	18
Burlington Northern Santa Fe Corp.	4	323
Canadian National Railway Co.	1	50
CSX Corp.	-	10
EGL Inc. (b)	4	153
FedEx Corp.	1	109
Kirby Corp. (b)	-	3
Laidlaw International Inc.	13	347
Norfolk Southern Corp.	7	300
OMI Corp. (j)	4	78
United Parcel Service Inc. - Class B	2	158
UTI Worldwide Inc.	4	103
		2,046
TECHNOLOGY - 6.2%
Computers - 1.5%
Ansoft Corp. (b)	1	14

COMSYS IT Partners Inc. (b)	2	40
EMC Corp. (b)	11	135
Hewlett-Packard Co.	11	389
Hutchinson Technology Inc. (b)	1	29
Imation Corp.	1	52
International Business Machines Corp.	1	74
Kronos Inc. (b)	1	34
NCR Corp. (b)	4	170
Seagate Technology (b) (j)	37	855
SI International Inc. (b)	2	58
Spansion Inc. (b) (j)	6	102
Sun Microsystems Inc. (b)	23	116
Western Digital Corp. (b)	4	67
		2,135
Data Processing - 0.2%
Fair Isaac Corp.	3	113
First Data Corp.	5	227
		340
Semiconductors - 3.2%
Agere Systems Inc. (b) (j)	8	112
Altera Corp. (b)	2	32
AMIS Holdings Inc. (b)	11	105
Analog Devices Inc.	7	197
Applied Micro Circuits Corp. (b) (j)	17	49
Asat Holdings Ltd. - ADR (b)	5	1
ASML Holding NV - ADR (b)	10	242
Atmel Corp. (b)	6	37
ATMI Inc. (b) (j)	13	366
Axcelis Technologies Inc. (b) (j)	28	196
Credence Systems Corp. (b)	24	68
Cypress Semiconductor Corp. (b) (j)	14	242
DSP Group Inc. (b)	4	101
Entegris Inc. (b)	4	48
Exar Corp. (b)	6	80
Fairchild Semiconductor International Inc. (b)	17	324
Freescale Semiconductor Inc. (b) (j)	14	529
Integrated Device Technology Inc. (b)	3	45
Intel Corp.	8	167
Linear Technology Corp. (j)	6	190
LTX Corp. (b)	22	110
Marvell Tech Group Ltd. (b)	1	19
Maxim Integrated Products Inc.	8	213
Microchip Technology Inc.	3	101

National Semiconductor Corp.	17	409
PMC - Sierra Inc. (b) (j)	8	48
Qimonda AG - ADR (b)	7	119
Rudolph Technologies Inc. (b)	9	165
Samsung Electronics Co. Ltd.	-	337
Skyworks Solutions Inc. (b)	2	8
Teradyne Inc. (b)	6	79
Xilinx Inc.	5	116
		4,855
Software - 1.3%
Ansys Inc. (b)	-	17
Autodesk Inc. (b)	4	139
BEA Systems Inc. (b)	16	238
Cerner Corp. (b) (j)	3	131
Cognos Inc. (b)	4	165
Compuware Corp. (b)	3	19
Eclipsys Corp. (b)	5	82
Hyperion Solutions Corp. (b)	4	139
IMS Health Inc.	3	83
Microsoft Corp.	16	424
Parametric Technology Corp. (b)	5	86
Quest Software Inc. (b) (j)	3	46
Satyam Computer Services Ltd. - ADR	2	93
Take-Two Interactive Software Inc. (b) (j)	13	187
Wind River Systems Inc. (b)	10	106
		1,955
UTILITIES - 2.6%
Electric - 2.6%
AES Corp. (b)	36	725
CMS Energy Corp. (b)	14	199
Dominion Resources Inc.	4	314
Dynegy Inc. - Class A (b)	23	126
E.ON AG	1	83
Edison International Inc.	3	133
Entergy Corp.	2	141
Exelon Corp.	10	587
FirstEnergy Corp.	3	140
GrafTech International Ltd. (b)	8	48
Mirant Corp. (b)	4	112
NRG Energy Inc. (b) (j)	3	145
PG&E Corp.	3	104
PPL Corp.	5	171
Public Service Enterprise Group Inc.	-	6

Reliant Energy Inc. (b) (j)	5	62
TXU Corp.	13	825
		3,921
Water - 0.0%
Pico Holdings Inc. (b)	1	16
Total Common Stocks (cost $88,758)		100,917

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd., 6.00%, 02/15/09	2	52
XL Capital Ltd. Convertible Preferred, 6.50%, 05/15/07	3	77
		129
INDUSTRIALS - 0.0%
Electronics - 0.0%
Asat Holdings Ltd., 13.00% CVT (b) (m)	-	-
Total Preferred Stocks (cost $128)		129

WARRANTS - 0.0%
TECHNOLOGY - 0.0%
Semiconductors - 0.0%
Asat Holdings Ltd. (m)	-	-
Total Warrants (cost $0)		-

CORPORATE BONDS AND NOTES - 0.1%
COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
Level 3 Communications Inc., 5.25%, 12/15/11 (e) (h)	20	29

ENERGY - 0.1%
Oil & Gas - 0.1%
McMoRan Exploration Co., 6.00%, 07/02/08 (h)	100	136
McMoRan Exploration Co., 5.25%, 10/06/11 (e) (h)	20	25
		161
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
New River Pharmaceuticals Inc., 3.50%, 08/01/13 (e) (h)	70	69
Total Corporate Bonds and Notes (cost $238)		259

GOVERNMENT AND AGENCY OBLIGATIONS - 29.3%
GOVERNMENT SECURITIES - 29.3%
U.S. Treasury Securities - 29.3%
U.S. Treasury Bond, 6.13%, 08/15/29 (j)	4,200	4,951

U.S. Treasury Note, 3.63%, 04/30/07 (j)	293	291
U.S. Treasury Note, 3.75%, 05/15/08 (j)	10,755	10,587
U.S. Treasury Note, 3.38%, 09/15/09 (j)	7,824	7,559
U.S. Treasury Note, 4.75%, 03/31/11 (j)	4,200	4,226
U.S. Treasury Note, 4.25%, 11/15/13 (j)	7,885	7,713
U.S. Treasury Note, 4.25%, 11/15/14 (j)	6,550	6,388
U.S. Treasury Note, 5.13%, 05/15/16 (j)	2,250	2,334
Total Government and Agency Obligations (cost $44,001)		44,049

SHORT TERM INVESTMENTS - 39.5%
Money Market Fund - 2.9%
JNL Money Market Fund, 5.07% (a) (l)	4,357	4,357

Securities Lending Collateral - 36.6%
Mellon GSL Delaware Business Trust Collateral Fund	55,170	55,170
Total Short Term Investments (cost $59,527)		59,527

Total Investments - 136.1% (cost $192,652)		204,881
Other Assets and Liabilities, Net - (36.1%)		-54,300
Total Net Assets - 100%		$150,581

JNL/FMR Mid-Cap Equity Fund
COMMON STOCKS - 92.6%
BASIC MATERIALS - 5.6%
Chemicals - 3.6%
Mosaic Co. (b) (j)	115	$1,945
Potash Corp.	6	623
Potash Corp. of Saskatchewan	41	4,239
Sinochem Hong Kong Holding Ltd. (j)	1,548	556
		7,363
Mining - 2.0%
AngloGold Ashanti Ltd. - ADR	4	147
Harmony Gold Mining Co. Ltd. - ADR (b)	14	184
Novelis Inc. (j)	146	3753
		4,084
COMMUNICATIONS - 18.4%
E - Commerce - 0.1%
Arbinet-thexchange Inc. (b)	40	210

Internet - 0.9%
Openwave Systems Inc. (b) (j)	198	1,851

Telecommunications - 13.7%

Adtran Inc. (j)	8	196
Alcatel SA - ADR (j)	240	2,925
AT&T Inc.	320	10,419
Global Crossing Ltd. (b)	70	1,435
Harris Corp.	81	3,616
Juniper Networks Inc. (b)	140	2,412
Level 3 Communications Inc. (b) (j)	59	316
Lucent Technologies Inc. (b) (j)	875	2,047
Philippine Long Distance Telephone Co. - ADR (j)	32	1,411
Sprint Nextel Corp.	177	3,028
		27,805
Wireless Telecommunications - 3.7%
American Tower Corp. (b)	105	3,829
MTN Group Ltd.	13	102
Nokia Oyj - Class A - ADR	178	3,507
		7,438
CONSUMER, CYCLICAL - 20.8%
Airlines - 0.3%
AirAsia BHD (b)	1,825	757

Apparel - 0.8%
Phillips-Van Heusen Corp.	37	1,533

Beverages - 3.9%
Coca Cola Hellenic Bottling Co. SA - ADR	4	130
Constellation Brands Inc. - Class A (b)	39	1,114
Cott Corp. (b)	85	1459
Molson Coors Brewing Co. (j)	60	4,113
Pepsi Bottling Group Inc.	30	1,051
		7,867
Entertainment - 2.5%
International Game Technology	65	2,689
Shuffle Master Inc. (b) (j)	90	2,423
Warner Music Group Corp.	1	23
		5,135
Home Furnishings - 5.4%
Harman International Industries Inc.	131	10,910

Leisure Time - 0.0%
Aruze Holdings Co. Ltd.	-	7

Lodging - 0.0%
Las Vegas Sands Corp. (b)	-	13

Wynn Resorts Ltd. (b) (j)	-	22
		35
Media - 0.6%
Walt Disney Co.	38	1,159

Office & Business Equipment - 1.2%
Knoll Inc. (j)	118	2,390

Retail - 5.2%
Asbury Automotive Group Inc.	48	990
Cheesecake Factory Inc. (b)	1	22
Federated Department Stores Inc.	82	3,548
GameStop Corp. - Class A (b) (j)	85	3,912
TJX Cos. Inc.	72	2,007
Urban Outfitters Inc. (b)	1	20
		10,499
Toys & Hobbies - 0.9%
Nintendo Co. Ltd.	9	1,854

CONSUMER, NON-CYCLICAL - 11.2%
Commercial Services - 6.8%
DeVry Inc. (b) (j)	196	4,172
FTI Consulting Inc. (b)	8	193
Global Cash Access Inc. (b)	92	1,381
Quanta Services Inc. (b) (j)	114	1,929
Service Corp. International	126	1,175
Weight Watchers International Inc.	94	4,154
Western Union Co. (b)	41	782
		13,786
Cosmetics & Personal Care - 1.3%
Avon Products Inc.	85	2,597

Food - 3.1%
Safeway Inc.	208	6,325

ENERGY - 9.0%
Oil & Gas - 8.1%
EOG Resources Inc.	16	1,048
EXCO Resources Inc. (b) (j)	105	1,307
FMC Technologies Inc. (b)	35	1,869
Goodrich Petroleum Corp. (b) (j)	26	771
National Oilwell Varco Inc. (b)	50	2,947
Noble Energy Inc.	40	1,801

SEACOR Holdings Inc. (b) (j)	39	3,218
Tesoro Corp.	31	1,815
Ultra Petroleum Corp. (b)	11	538
XTO Energy Inc.	25	1,062
		16,372
Pipelines - 0.9%
Questar Corp.	23	1,840

FINANCIALS - 6.6%
Diversified Financial Services - 3.3%
Greenhill & Co. Inc. (j)	9	616
International Exchange Inc. (b) (j)	37	2,740
Jefferies Group Inc.	28	801
Lazard Ltd. - Class A (j)	52	2,067
Thomas Weisel Partners Group Inc. (b) (j)	34	551
		6,775
Insurance - 3.1%
Axis Capital Holdings Ltd.	46	1,599
Everest Re Group Ltd.	37	3,628
XL Capital Ltd. - Class A	16	1,072
		6,299
Real Estate Investment Trusts - 0.2%
Equity Residential	9	450

HEALTH CARE - 6.3%
Biotechnology - 0.6%
Millipore Corp. (b)	21	1,312

Healthcare Providers & Services - 3.1%
Advanced Medical Optics Inc. (b) (j)	81	3,211
Biosite Inc. (b)	21	971
Cytyc Corp. (b)	84	2,059
Zimmer Holdings Inc. (b)	-	27
		6,268
Pharmaceuticals - 2.6%
Allergan Inc.	20	2,241
Medics Pharmaceutical Corp. (j)	34	1,106
Neurocrine Biosciences Inc. (b) (j)	82	878
Omnicare Inc. (j)	23	987
		5,212
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.5%
Argon ST Inc. (b) (j)	47	1,132

Diversified Machinery - 3.7%
Deere & Co.	35	2,907
Flowserve Corp. (b) (j)	90	4,528
		7,435
Engineering & Construction - 3.2%
ABB Ltd. - ADR	16	216
Fluor Corp. (j)	36	2,768
McDermott International Inc. (b)	83	3,478
		6,462
Transportation - 0.6%
Horizon Lines Inc. - Class A (j)	75	1,254

TECHNOLOGY - 6.7%
Computers - 0.4%
Research In Motion Ltd. (b)	6	595

Data Processing - 2.6%
First Data Corp.	91	3,839
MoneyGram International Inc.	53	1,527
		5,366
Software - 3.7%
Activision Inc. (b)	50	757
Electronic Arts Inc. (b)	105	5,824
IMS Health Inc.	37	980
		7,561
Total Common Stocks (cost $179,947)		187,938

CORPORATE BONDS AND NOTES - 0.5%
CONSUMER, CYCLICAL - 0.5%
Airlines - 0.5%
Northwest Airlines Inc., 9.88%, 03/15/07 (n)	135	75
Northwest Airlines Inc., 8.88%, 06/01/07 (n)	525	285
Northwest Airlines Inc., 7.88%, 03/15/08 (n)	290	160
Northwest Airlines Inc., 10.00%, 02/01/09 (n)	1,095	588
		1108
Total Corporate Bonds and Notes (cost $1,026)		1,108

SHORT TERM INVESTMENTS - 30.3%
Money Market Fund - 8.1%
JNL Money Market Fund, 5.07% (a) (l)	16,515	16,515

Securities Lending Collateral - 22.2%
Mellon GSL Delaware Business Trust Collateral Fund	45,014	45,014
Total Short Term Investments (cost $61,529)		61,529

Total Investments - 123.4% (cost $242,502)		250,575
Other Assets and Liabilities, Net - (23.4%)		-47,495
Total Net Assets - 100%		$203,080

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 34.1%
BASIC MATERIALS - 2.9%
Chemicals - 1.3%
Dow Chemical Co.	10	390
Lyondell Chemical Co.	10	254
		644
Mining - 1.6%
Alcoa Inc.	20	560
AngloGold Ashanti Ltd. - ADR	2	72
Barrick Gold Corp.	7	200
		832
COMMUNICATIONS - 1.6%
Telecommunications - 1.6%
AT&T Inc.	15	501
Verizon Communications Inc.	8	304
		805
ENERGY - 5.8%
Oil & Gas - 5.8%
AGL Resources Inc.	15	548
BP Plc - ADR	7	459
Canadian Oil Sands Trust	10	267
Chevron Corp.	9	603
ConocoPhillips	10	595
GlobalSantaFe Corp.	5	250
Sempra Energy	5	261
		2,983
FINANCIALS - 5.5%
Banks - 2.0%
Bank of America Corp.	10	535
North Fork Bancorp. Inc.	7	192
Wachovia Corp.	6	335
		1,062
Diversified Financial Services - 3.5%
CapitalSource Inc. (j)	16	405
Citigroup Inc.	8	397
JPMorgan Chase & Co.	10	470
SLM Corp.	10	494
		1,766
HEALTH CARE - 3.8%
Healthcare Providers & Services - 0.9%
Johnson & Johnson	7	455

Pharmaceuticals - 2.9%
Eli Lilly & Co.	2	131

Merck & Co. Inc.	9	373
Pfizer Inc.	35	993
		1,497
INDUSTRIALS - 3.2%
Manufacturing - 2.5%
3M Corp.	10	744
General Electric Corp.	15	530
		1,274
Transportation - 0.7%
United Parcel Service Inc. - Class B	5	360

TECHNOLOGY - 0.9%
Semiconductors - 0.9%
Analog Devices Inc.	15	441

UTILITIES - 10.4%
Electric - 10.4%
Ameren Corp. (j)	5	269
Centerpoint Energy Inc.	20	286
Consolidated Edison Inc. (j)	5	217
Constellation Energy Group Inc.	5	296
Dominion Resources Inc.	6	482
DTE Energy Co.	-	8
Duke Energy Corp.	7	211
Entergy Corp.	3	227
FirstEnergy Corp.	6	335
FPL Group Inc. (j)	9	401
PG&E Corp.	5	212
Pinnacle West Capital Corp.	5	230
Progress Energy Inc.	10	445
Public Service Enterprise Group Inc.	10	612
Southern Co.	16	565
TECO Energy Inc.	35	548
		5,344
Total Common Stocks (cost $16,467)		17,463

PREFERRED STOCKS - 7.0%
ENERGY - 1.4%
Oil & Gas - 1.4%
Chesapeake Energy Corp. Convertible Preferred, 6.25%, 06/15/09	3	706

FINANCIALS - 4.4%
Banks - 2.4%

Wachovia Corp. Convertible Preferred, 6.40%, 08/03/07 (e)	10	511
Wachovia Corp. Convertible Preferred, 7.25%, 09/13/07 (e)	20	707
		1,218
Diversified Financial Services - 2.0%
Lehman Brothers Holdings Inc. Convertible Preferred, 7.00%, 07/25/07	15	433
Lehman Brothers Holdings Inc. Convertible Preferred, 8.50%, 08/04/07	30	590
		1,023
HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Schering-Plough Corp., 6.00%, 09/14/07 (j)	11	611
Total Preferred Stocks (cost $3,398)		3,558

CORPORATE BONDS AND NOTES - 49.7%
BASIC MATERIALS - 4.5%
Chemicals - 3.4%
Chemtura Corp., 6.88%, 06/01/16 (j)	300	295
Johnsondiversey Inc., 9.63%, 05/15/12	300	302
Lyondell Chemical Co., 8.00%, 09/15/14	600	608
Nalco Co., 8.88%, 11/15/13	500	521
		1,726
Metal Fabrication & Hardware - 1.1%
Novelis Inc., 8.25%, 02/15/15 (d) (e) (j)	600	570

COMMUNICATIONS - 3.3%
Advertising - 2.2%
Lamar Media Corp., 6.63%, 08/15/15 (e)	500	479
RH Donnelley Corp., 6.88%, 01/15/13	500	456
RH Donnelley Corp., 8.88%, 01/15/16	200	201
		1,136
Telecommunications - 1.1%
Nortel Networks Corp., 4.25%, 09/01/08	600	573

CONSUMER, CYCLICAL - 10.6%
Automobiles - 0.4%
General Motors Corp., 8.38%, 07/15/33 (j)	200	173

Entertainment - 0.8%
XM Satellite Radio Inc., 9.75%, 05/01/14	450	430

Home Builders - 4.3%
Beazer Homes USA Inc., 8.13%, 06/15/16 (j)	750	729
DR Horton Inc., 5.63%, 01/15/16	650	604
K Hovnanian Enterprises Inc., 7.50%, 05/15/16 (j)	450	420

KB Home, 5.75%, 02/01/14	500	453
		2,206
Lodging - 1.7%
Harrah's Operating Co. Inc., 5.63%, 06/01/15	500	465
MGM Mirage Inc., 6.75%, 04/01/13 (j)	400	393
		858
Media - 3.4%
Cablevision Systems Corp., 8.00%, 04/15/12 (d) (j)	300	304
CCH I LLC, 11.00%, 10/01/15 (j)	500	455
Charter Communications Holdings II LLC, 10.25%, 09/15/10	300	306
Clear Channel Communications Inc., 5.75%, 01/15/13 (j)	400	384
Viacom Inc., 6.25%, 04/30/16 (e)	300	297
		1,746
CONSUMER, NON-CYCLICAL - 1.4%
Food - 0.8%
Dole Food Co. Inc., 8.63%, 05/01/09 (d)	400	391

Tobacco - 0.6%
Reynolds American Inc., 7.25%, 06/01/13 (e)	300	309

ENERGY - 8.9%
Coal - 0.8%
Massey Energy Co., 6.88%, 12/15/13	450	407

Oil & Gas - 5.5%
Chesapeake Energy Corp., 6.25%, 01/15/18	700	649
Hanover Compressor Co., 4.75%, 03/15/08 (h)	500	484
Newfield Exploration Co., 6.63%, 04/15/16 (j)	500	486
Pioneer Natural Resources Co. 6.88%, 05/01/18	500	500
Pogo Producing Co., 7.88%, 05/01/13 (e)	200	204
SESI LLC, 6.88%, 06/01/14 (e)	500	495
		2,818
Pipelines - 2.6%
Dynegy Holdings Inc., 6.88%, 04/01/11	400	390
Dynegy Holdings Inc., 8.38%, 05/01/16	200	203
El Paso Corp., 6.75%, 05/15/09	200	201
El Paso Corp., 7.75%, 01/15/32	500	513
		1,307
FINANCIALS - 6.8%
Diversified Financial Services - 5.7%
Ford Motor Credit Co., 7.38%, 10/28/09	1,200	1,166
Ford Motor Credit Co., 9.88%, 08/10/11 (j)	1,000	1,035
GMAC LLC, 7.75%, 01/19/10	500	512

GMAC LLC, 6.88%, 08/28/12	200	198
		2,911
Real Estate Investment Trusts - 1.1%
Host Marriott LP, 6.38%, 03/15/15	600	582

HEALTH CARE - 2.9%
Healthcare Providers & Services - 2.9%
DaVita Inc., 6.63%, 03/15/13	200	195
Enzon Pharmaceuticals Inc., 4.00%, 06/01/13 (e) (h)	300	323
HCA Inc., 6.50%, 02/15/16	675	540
Tenet Healthcare Corp., 6.38%, 12/01/11 (j)	500	439
		1,497
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.2%
DRS Technologies Inc., 6.63%, 02/01/16	300	295
L-3 Communications Corp., 6.38%, 10/15/15	300	292
		587
Electronics - 3.2%
Flextronics International Ltd., 6.25%, 11/15/14	500	485
L-3 Communications Corp., 5.88%, 01/15/15	700	665
Sanmina-SCI Corp., 8.13%, 03/01/16	500	490
		1,640
Environmental Control - 1.5%
Allied Waste North America Inc., 6.50%, 11/15/10	500	492
Allied Waste North America Inc., 7.13%, 05/15/16	300	296
		788
Machinery - 1.0%
Case New Holland Inc., 7.13%, 03/01/14	500	502

Packaging & Containers - 0.8%
Jefferson Smurfit Corp. US, 8.25%, 10/01/12	450	431

TECHNOLOGY - 1.5%
Computers - 1.5%
Seagate Technology HDD Holdings, 6.38%, 10/01/11	450	448
Sungard Data Systems Inc., 10.25%, 08/15/15 (j)	300	309
		757
UTILITIES - 2.1%
Electric - 2.1%
NRG Energy Inc., 7.25%, 02/01/14	600	596
TXU Corp., 5.55%, 11/15/14	500	472
		1,068
Total Corporate Bonds and Notes (cost $25,266)		25,413

GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
Federal National Mortgage Association - 1.9%
Federal National Mortgage Association, 6.00%, 03/01/36	987	992
Total Government and Agency Obligations (cost $992)		992

SHORT TERM INVESTMENTS - 16.2%
Money Market Fund - 0.1%
JNL Money Market Fund, 5.07% (a) (l)	52	52

Securities Lending Collateral - 9.9%
Mellon GSL Delaware Business Trust Collateral Fund	5,049	5,049

U.S. Government Agency Mortgage-Backed Securities - 6.2%
Federal Farm Credit Bank, 4.50%, 10/02/06	3,197	3,196
Total Short Term Investments (cost $8,297)		8,297

Total Investments - 108.9% (cost $54,408)		55,723
Other Assets and Liabilities, Net - (8.9%)		-4,546
Total Net Assets - 100%		$51,177

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 93.2%
BASIC MATERIALS - 9.2%
Chemicals - 4.0%
Airgas Inc.	30	$1,096
Cabot Corp.	31	1,138
RPM International Inc.	71	1,348
Westlake Chemical Corp. (j)	29	935
		4,517
Forest Products & Paper - 1.6%
Bowater Inc. (j)	31	637
Glatfelter	55	751
Mercer International Inc. (b) (j)	47	447
		1,835
Iron & Steel - 3.6%
Gibraltar Industries Inc.	46	1,022
Reliance Steel & Aluminum Co.	40	1,286
Steel Dynamics Inc.	35	1,781
		4,089
COMMUNICATIONS - 1.5%
Internet - 1.5%
Avocent Corp. (b)	55	1,648

CONSUMER, CYCLICAL - 26.8%
Airlines - 1.1%
SkyWest Inc.	49	1,189

Apparel - 2.6%
Gymboree Corp. (b)	20	844
Timberland Co. - Class A (b)	38	1,093
Warnaco Group Inc. (b)	53	1,015
		2,952
Automobiles - 2.1%
Superior Industries International Inc. (j)	48	811
Wabash National Corp. (j)	117	1,598
		2,409
Entertainment - 0.9%
Intrawest Corp.	28	981

Home Builders - 6.0%
M/I Homes Inc.	56	1,980
MDC Holdings Inc.	13	580
Monaco Coach Corp. (j)	81	898
Thor Industries (j)	40	1,647
Winnebago Industries Inc. (j)	54	1,679
		6,784
Home Furnishings - 3.7%
American Woodmark Corp. (j)	29	960
Bassett Furniture Industries Inc.	28	455
Ethan Allen Interiors Inc. (j)	25	867
Hooker Furniture Corp. (j)	55	806
La-Z-Boy Inc. (j)	79	1,103
		4,191
Lodging - 0.3%
Aztar Corp. (b)	6	318

Retail - 10.1%
Bob Evans Farms Inc.	6	183
Brown Shoe Co. Inc.	40	1,435
Casey's General Stores Inc.	67	1,489
Christopher & Banks Corp. (j)	41	1,203
Dillard's Inc. - Class A	11	350
Hot Topic Inc. (b) (j)	66	730
Men's Wearhouse Inc.	16	592
Pier 1 Imports Inc. (j)	81	599

Regis Corp. (j)	49	1,757
Tuesday Morning Corp. (j)	87	1,208
West Marine Inc. (b) (j)	90	1,260
Zale Corp. (b)	19	527
		11,327
CONSUMER, NON-CYCLICAL - 2.0%
Commercial Services - 1.4%
ABM Industries Inc.	61	1,150
Dollar Thrifty Automotive Group (b)	10	455
		1,605
Household Products - 0.6%
Russ Berrie & Co. Inc. (b) (j)	44	671

ENERGY - 6.1%
Oil & Gas - 6.1%
Atmos Energy Corp. (j)	16	454
Atwood Oceanics Inc. (b)	7	315
Energen Corp.	34	1,411
Global Industries Ltd. (b)	28	436
Helix Energy Solutions Group Inc. (b)	30	1,002
Lone Star Technologies Inc. (b)	19	934
Oil States International Inc. (b)	33	894
Rowan Cos. Inc.	22	680
Tidewater Inc. (j)	16	685
		6,811
FINANCIALS - 11.6%
Banks - 0.8%
Chemical Financial Corp. (j)	21	609
First Indiana Corp.	9	234
Peoples Bancorp. Inc. (j)	4	108
		951
Insurance - 10.3%
American National Insurance Co.	8	927
Arthur J Gallagher & Co. (j)	50	1,334
Aspen Insurance Holdings Ltd.	74	1,904
Erie Indemnity Co. - Class A	21	1,100
IPC Holdings Ltd.	55	1,673
Montpelier Re Holdings Ltd. (j)	91	1,772
Protective Life Corp.	23	1,052
RLI Corp.	22	1,092
Stancorp Financial Group Inc.	15	678
		11,532
Real Estate Investment Trusts - 0.5%

Arbor Realty Trust Inc.	20	511

HEALTH CARE - 5.1%
Healthcare Providers & Services - 3.7%
Hillenbrand Industries Inc.	28	1,595
STERIS Corp.	57	1,371
West Pharmaceutical Services Inc.	30	1,162
		4,128
Pharmaceuticals - 1.4%
NBTY Inc. (b)	36	1,051
Watson Pharmaceuticals Inc. (b)	20	523
		1,574
INDUSTRIALS - 27.0%
Building Materials - 3.3%
Apogee Enterprises Inc. (j)	75	1,136
Genlyte Group Inc. (b)	12	854
Simpson Manufacturing Co. Inc. (j)	12	327
Universal Forest Products Inc.	27	1,315
		3,632
Diversified Machinery - 2.8%
Briggs & Stratton Corp. (j)	36	992
CNH Global NV	13	302
Graco Inc.	34	1,332
Nordson Corp.	14	558
		3,184
Electronics - 2.6%
Brady Corp. - Class A	45	1,582
Gentex Corp.	18	253
Watts Water Technologies Inc. (j)	33	1,058
		2,893
Engineering & Construction - 0.9%
EMCOR Group Inc. (b)	19	1,042

Environmental Control - 1.4%
Mine Safety Appliances Co.	44	1,568

Hand & Machine Tools - 1.1%
Baldor Electric Co. (j)	-	3
Kennametal Inc.	22	1,246
		1,249
Machinery - 0.9%
Astec Industries Inc. (b)	7	184
JLG Industries Inc.	43	848

		1,032
Manufacturing - 4.2%
AO Smith Corp.	12	489
Aptargroup Inc.	17	840
Carlisle Cos. Inc.	12	967
Lancaster Colony Corp.	5	201
Mettler Toledo International Inc. (b)	17	1,125
Teleflex Inc.	20	1,085
		4,707
Metal Fabrication & Hardware - 2.6%
CIRCOR International Inc.	30	913
Mueller Industries Inc.	54	1,882
Timken Co. (j)	4	131
		2,926
Packaging & Containers - 1.1%
Bemis Co.	36	1,183
Transportation - 6.1%
Bristow Group Inc. (b) (j)	31	1,063
Genesee & Wyoming Inc. - Class A (b) (j)	50	1,156
Kansas City Southern (b) (j)	13	358
OMI Corp. (j)	28	614
Overseas Shipholding Group	31	1,884
Teekay Shipping Corp. (j)	44	1,809
		6,884
TECHNOLOGY - 2.9%
Computers - 1.7%
Reynolds & Reynolds Co. - Class A	47	1,857

Semiconductors - 1.2%
Cohu Inc.	78	1,391

UTILITIES - 1.0%
Electric - 1.0%
Northeast Utilities	4	93
Powell Industries Inc. (b) (j)	21	465
Sierra Pacific Resources (b)	39	558
		1,116
Total Common Stocks (cost $97,714)		104,687

SHORT TERM INVESTMENTS - 30.3%
Money Market Fund - 6.7%
JNL Money Market Fund, 5.07% (a) (l)	7,542	7,542

Securities Lending Collateral - 23.6%
Mellon GSL Delaware Business Trust Collateral Fund	26,535	26,535
Total Short Term Investments (cost $34,077)		34,077

Total Investments - 123.5% (cost $131,791)		138,764
Other Assets and Liabilities, Net - (23.5%)		-26,402
Total Net Assets - 100%		$112,362

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 94.5%
BASIC MATERIALS - 0.7%
Forest Products & Paper - 0.7%
MeadWestvaco Corp.	33	883

COMMUNICATIONS - 1.7%
Advertising - 0.8%
Lamar Advertising Co. (b) (j)	19	1,019

Telecommunications - 0.9%
Embarq Corp.	22	1,082

CONSUMER, CYCLICAL - 8.4%
Automobiles - 0.9%
Autoliv Inc.	21	1,162

Beverages - 0.3%
Pepsi Bottling Group Inc.	10	370

Home Builders - 1.4%
Lennar Corp. (j)	35	1,578

Lodging - 1.8%
Harrah's Entertainment Inc.	34	2,241

Media - 0.7%
Dow Jones & Co. Inc. (j)	25	847

Retail - 3.3%
JC Penney Corp. Inc.	43	2,962
Ross Stores Inc.	21	521
Williams-Sonoma Inc.	19	617
		4,100
CONSUMER, NON-CYCLICAL - 7.0%

Commercial Services - 0.9%
BearingPoint Inc. (b) (j)	147	1,153

Food - 2.9%
Safeway Inc.	35	1,069
Smithfield Foods Inc. (b) (j)	41	1,118
Supervalu Inc.	46	1,365
		3,552
Household Products - 3.0%
Clorox Co.	25	1,569
Newell Rubbermaid Inc.	72	2,043
		3,612
Tobacco - 0.2%
Reynolds American Inc. (j)	5	284

ENERGY - 10.7%
Oil & Gas - 8.9%
AGL Resources Inc.	33	1,194
BJ Services Co.	51	1,537
EOG Resources Inc.	38	2,471
Range Resources Corp. (j)	133	3,353
Ultra Petroleum Corp. (b)	48	2,331
		10,886
Pipelines - 1.8%
Williams Cos. Inc.	90	2,157

FINANCIALS - 29.6%
Banks - 6.3%
City National Corp.	12	837
Commerce Bancshares Inc.	9	444
KeyCorp.	60	2,250
M&T Bank Corp. (j)	10	1,169
Northern Trust Corp.	25	1,434
Zions Bancorp.	21	1,644
		7,778
Diversified Financial Services - 4.3%
Bear Stearns Cos. Inc.	13	1,854
CIT Group Inc.	44	2,143
E*Trade Financial Corp. (b)	14	328
Eaton Vance Corp. (j)	32	924
		5,249
Insurance - 8.3%
AMBAC Financial Group Inc.	35	2,922

Assurant Inc.	14	732
Everest Re Group Ltd.	17	1,613
Lincoln National Corp.	15	961
MGIC Investment Corp. (j)	5	290
PartnerRe Ltd.	21	1,396
PMI Group Inc.	22	969
RenaissanceRe Holdings Ltd.	11	609
Torchmark Corp.	11	682
		10,174
Investment Companies - 0.4%
American Capital Strategies Ltd.	14	549

Real Estate Investment Trusts - 9.4%
Apartment Investment & Management Co.	41	2,239
Brandywine Realty Trust	14	462
Developers Diversified Realty Corp.	24	1,348
Equity Office Properties Trust	65	2,566
Equity Residential	20	1,015
Healthcare Realty Trust Inc. (j)	13	508
Home Properties Inc.	15	837
iStar Financial Inc. (j)	31	1,294
Liberty Property Trust (j)	25	1,211
		11,480
Savings & Loans - 0.9%
Hudson City Bancorp. Inc.	81	1,068

HEALTH CARE - 4.8%
Biotechnology - 2.5%
Charles River Laboratories International Inc. (b)	43	1,847
Medimmune Inc. (b) (j)	40	1,155
		3,002
Healthcare Providers & Services - 2.3%
Apria Healthcare Group Inc. (b) (j)	33	661
Coventry Health Care Inc. (b)	20	1,037
Health Net Inc. (b)	27	1,153
		2,851
INDUSTRIALS - 13.5%
Aerospace & Defense - 1.9%
Alliant Techsystems Inc. (b) (j)	13	1,094
Rockwell Collins Inc.	22	1,199
		2,293
Building Materials - 0.8%
American Standard Cos. Inc.	23	946

Diversified Machinery - 0.4%
Zebra Technologies Corp. (b)	15	534

Electronics - 2.9%
Amphenol Corp. - Class A	26	1,587
Arrow Electronics Inc. (b)	26	702
Avnet Inc. (b)	28	543
PerkinElmer Inc.	40	753
		3,585
Environmental Control - 2.0%
Allied Waste Industries Inc. (b)	129	1,458
Republic Services Inc. - Class A	24	981
		2,439
Manufacturing - 1.9%
Carlisle Cos. Inc.	11	902
Cooper Industries Ltd. - Class A	17	1,468
		2,370
Metal Fabrication & Hardware - 0.7%
Commercial Metals Co.	43	879

Packaging & Containers - 0.9%
Packaging Corp.	45	1,051

Transportation - 2.0%
Norfolk Southern Corp.	40	1,770
Swift Transportation Co. Inc. (b)	26	627
		2,397
TECHNOLOGY - 5.5%
Computers - 1.5%
Seagate Technology (b) (j)	62	1,427
Unisys Corp. (b)	88	496
		1,923
Semiconductors - 0.9%
National Semiconductor Corp.	15	346
Tessera Technologies Inc. (b) (j)	22	774
		1,120
Software - 3.1%
Activision Inc. (b) (j)	147	2,225
IMS Health Inc.	57	1,524
		3,749
UTILITIES - 12.6%
Electric - 12.6%

CMS Energy Corp. (b)	24	352
DPL Inc. (j)	67	1,805
Edison International Inc.	57	2,382
Entergy Corp.	43	3,382
FirstEnergy Corp.	14	801
Northeast Utilities	24	564
PG&E Corp.	63	2,636
PPL Corp.	73	2,405
Sierra Pacific Resources (b)	6	83
Wisconsin Energy Corp.	23	1,012
		15,422
Total Common Stocks (cost $108,325)		115,785

SHORT TERM INVESTMENTS - 19.2%
Money Market Fund - 5.5%
JNL Money Market Fund, 5.07% (a) (l)	6,723	6,723

Securities Lending Collateral - 13.7%
Mellon GSL Delaware Business Trust Collateral Fund	16,786	16,786
Total Short Term Investments (cost $23,509)		23,509

Total Investments - 113.7% (cost $131,834)		139,294
Other Assets and Liabilities, Net - (13.7%)		-16,752
Total Net Assets - 100%		$122,542

JNL/Goldman Sachs Short Duration Bond Fund
ASSET BACKED AND NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 20.3%
ASSET BACKED SECURITIES - 3.2%
Automobile Asset Backed Securities - 1.8%
AmeriCredit Automobile Receivables Trust, 5.37%, 10/06/09	$1,500	$1,501
AmeriCredit Automobile Receivables Trust, 5.42%, 08/06/11	1,000	1,008
AmeriCredit Automobile Receivables Trust, 5.56%, 09/06/11	3,000	3,023
		5,532
Other Asset Backed Securities - 1.4%
Greenwich Capital Markets, 5.58%, 10/19/46, TBA (c) (m)	4,250	4,250

NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 17.1%
Commercial and Residential Mortgage Backed Securities - 17.1%
Bear Stearns Mortgage Funding Trust, 5.62%, 08/25/36 (g)	2,493	2,492
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.54%, 01/15/46	2,000	2,010
Countrywide Alternative Loan Trust, 5.40%, 08/25/46 (g)	3,195	3,194
CS First Boston Mortgage Securities Corp., 6.53%, 06/15/34	3,500	3,676
Downey Savings & Loan Association Mortgage Loan Trust, 5.53%, 11/19/37 (g)	2,237	2,237

GreenPoint Mortgage Funding Trust, 5.50%, 09/25/46 (g)	3,499	3,499
Harborview Mortgage Loan Trust, 5.52%, 08/21/46 (g)	4,198	4,198
Household Home Equity Loan Trust, 5.52%, 03/20/36 (g)	4,285	4,286
Thornburg Mortgage Securities Trust, 5.49%, 07/25/11 (g)	2,978	2,978
Wamu Alternative Mortgage Pass-Through Certificates, 5.35%, 09/25/46 (g)	1,953	1,953
Wamu Alternative Mortgage Pass-Through Certificates, 5.41%, 09/25/46 (g)	3,000	2,999
Washington Mutual Inc., 8.25%, 04/01/10	2,500	2,714
Washington Mutual Inc., 5.35%, 09/25/46 (g)	996	995
Washington Mutual Inc., 5.39%, 09/25/46 (g)	3,885	3,887
Washington Mutual Inc., 5.44%, 10/25/46 (g)	2,000	2,000
Wells Fargo Mortgage Backed Securities Trust, 4.55%, 02/25/35 (g)	3,075	3,010
Wells Fargo Mortgage Backed Securities Trust, 4.53%, 04/25/35	6,454	6,337
		52,465
Total Asset Backed and Non-U.S. Government Agency Mortgage-Backed Securities (cost $61,945)		62,247

CORPORATE BONDS AND NOTES - 26.7%
COMMUNICATIONS - 1.5%
Telecommunications - 1.5%
Ameritech Capital Funding Corp., 6.25%, 05/18/09 (j)	2,000	2,036
Sprint Capital Corp., 7.63%, 01/30/11	1,000	1,077
Verizon Global Funding Corp., 7.25%, 12/01/10	1,250	1,341
		4,454
CONSUMER, CYCLICAL - 0.5%
Media - 0.5%
COX Communications Inc., 4.63%, 01/15/10 (j)	750	730
Time Warner Inc., 6.75%, 04/15/11	750	784
		1,514
CONSUMER, NON-CYCLICAL - 0.3%
Commercial Services - 0.3%
PHH Corp., 6.00%, 03/01/08	1,000	1,002

FINANCIALS - 22.2%
Banks - 9.9%
ANZ Capital Trust, 4.48%, 01/15/10 (e)	2,000	1,938
Bank of America Corp., 7.40%, 01/15/11	3,500	3,787
Bank of Scotland, 7.00%, 11/20/07 (e)	1,000	1,014
Barclays Bank Plc, 8.55%, 06/15/11 (e)	1,500	1,686
Greater Bay Bancorp., 5.13%, 04/15/10	750	742
GreenPoint Bank, 9.25%, 10/01/10	1,175	1,337
HSBC Finance Corp., 6.38%, 08/01/10	2,500	2,600
HSBC Finance Corp., 5.70%, 06/01/11	925	942
Huntington National Bank, 4.65%, 06/30/09	1,280	1,263
National Australia Bank Ltd., 8.60%, 05/19/10	3,000	3,332

National Westminster Bank Plc, 7.75%, 12/31/49 (d)	2,000	2,042
North Fork Bancorporation Inc., 5.00%, 08/15/12	900	897
Popular North America Inc., 3.88%, 10/01/08	1,590	1,546
Royal Bank of Scotland Group Plc, 9.12%, 03/31/10	2,150	2,400
Santander Central Hispano Issuances Ltd., 7.63%, 11/03/09	2,000	2,134
Union Planters Corp., 7.75%, 03/01/11	1,500	1,642
Wachovia Capital Trust III, 5.80%, 03/15/11 (j)	750	752
		30,054
Diversified Financial Services - 8.2%
AXA Financial Inc., 7.75%, 08/01/10	2,115	2,293
BNP Paribas, 9.00%, 12/31/49 (e)	1,572	1,770
Chase Manhattan Corp., 6.50%, 01/15/09	2,244	2,298
Citigroup Inc., 7.25%, 10/15/11	843	913
Countrywide Home Loans Inc., 4.00%, 03/22/11 (j)	1,500	1,416
Credit Suisse Group, 7.90%, 12/31/49 (e)	4,500	4,565
GATX Financial Corp., 5.13%, 04/15/10	750	741
Lehman Brothers Holdings Inc., 5.75%, 07/18/11	3,000	3,056
Merrill Lynch & Co. Inc., 5.77%, 07/25/11	2,000	2,040
Morgan Stanley, 5.05%, 01/21/11 (j)	2,500	2,477
SB Treasury Co. LLC, 9.40%, 06/30/08 (d) (e)	2,000	2,125
Transamerica Finance Group, 6.40%, 09/15/08	1,000	1,020
ZFS Finance USA Trust I, 6.15%, 12/15/65 (e) (j)	500	498
		25,212
Insurance - 1.7%
Hartford Financial Services Group Inc., 5.66%, 11/16/08	4,500	4,531
Marsh & McLennan Cos. Inc., 5.15%, 09/15/10	750	739
		5,270
Investment Companies - 0.2%
Waddell & Reed Financial Inc., 5.60%, 01/15/11	750	744

Real Estate - 1.4%
Arden Realty LP, 7.00%, 11/15/07	2,000	2,035
Chelsea GCA Realty Partnership LP, 7.25%, 10/21/07	1,590	1,606
iStar Financial Inc., 5.13%, 04/01/11 (j)	750	736
		4,377
Savings & Loans - 0.8%
American General Finance Corp., 4.88%, 05/15/10	2,500	2,463

HEALTH CARE - 0.7%
Healthcare Providers & Services - 0.7%
Abbott Laboratories, 5.60%, 05/15/11	2,200	2,239

TECHNOLOGY - 1.0%

Computers - 0.7%
Hewlett-Packard Co., 5.34%, 05/22/09 (g)	2,000	2,002

Software - 0.3%
Oracle Corp., 5.00%, 01/15/11	1,000	990

UTILITIES - 0.5%
Electric - 0.5%
MidAmerican Energy Holdings Co., 7.63%, 10/15/07	1,500	1,532
Total Corporate Bonds and Notes (cost $81,060)		81,853

GOVERNMENT AND AGENCY OBLIGATIONS - 50.5%
GOVERNMENT SECURITIES - 3.0%
Treasury Inflation Index Securities - 2.7%
U.S. Treasury Inflation Indexed Bond, 1.88%, 07/15/13 (j)	2,000	2,159
U.S. Treasury Inflation Indexed Bond, 2.00%, 07/15/14 (j)	1,200	1,270
U.S. Treasury Inflation Indexed Bond, 1.88%, 07/15/15	900	912
U.S. Treasury Inflation Index Note, 2.50%, 07/15/16 (j)	3,800	3,905
		8,246
U.S. Treasury Securities - 0.3%
U.S. Treasury Strip Principal, 4.97%, 11/15/21 (j)	1,700	816

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 47.5%
Federal Farm Credit Bank - 1.3%
Federal Farm Credit Bank, 4.01%, 10/28/08	4,000	3,921

Federal Home Loan Mortgage Corp. - 13.0%
Federal Home Loan Mortgage Corp., 3.50%, 03/12/08	5,000	4,895
Federal Home Loan Mortgage Corp., 3.05%, 06/04/08	20,000	19,383
Federal Home Loan Mortgage Corp., 5.00%, 06/01/18	961	947
Federal Home Loan Mortgage Corp., 4.69%, 06/01/35 (g)	2,644	2,618
Federal Home Loan Mortgage Corp., 4.41%, 08/01/35 (g)	2,486	2,456
Federal Home Loan Mortgage Corp., 5.18%, 09/01/35 (g)	2,078	2,084
Federal Home Loan Mortgage Corp., 4.70%, 11/01/35 (g)	2,759	2,709
Federal Home Loan Mortgage Corp., 4.86%, 11/01/35 (g)	2,387	2,368
Federal Home Loan Mortgage Corp., 5.11%, 03/01/36 (g)	2,506	2,502
		39,962
Federal National Mortgage Association - 31.0%
Federal National Mortgage Association, 4.90%, 11/28/07	7,000	6,981
Federal National Mortgage Association, 5.50%, 01/01/17	176	177
Federal National Mortgage Association, 5.50%, 01/01/17	122	122
Federal National Mortgage Association, 5.50%, 01/01/17	266	267
Federal National Mortgage Association, 5.50%, 03/01/18	182	183

Federal National Mortgage Association, 4.50%, 04/01/18	3,030	2,932
Federal National Mortgage Association, 4.50%, 04/01/18	41	40
Federal National Mortgage Association, 4.50%, 05/01/18	399	386
Federal National Mortgage Association, 4.50%, 05/01/18	245	237
Federal National Mortgage Association, 5.00%, 05/01/18	955	941
Federal National Mortgage Association, 4.50%, 06/01/18	268	260
Federal National Mortgage Association, 4.50%, 06/01/18	316	306
Federal National Mortgage Association, 4.50%, 06/01/18	235	227
Federal National Mortgage Association, 4.50%, 06/01/18	596	577
Federal National Mortgage Association, 4.50%, 06/01/18	317	307
Federal National Mortgage Association, 4.50%, 07/01/18	605	586
Federal National Mortgage Association, 4.50%, 07/01/18	209	202
Federal National Mortgage Association, 4.50%, 07/01/18	26	25
Federal National Mortgage Association, 4.50%, 08/01/18	26	25
Federal National Mortgage Association, 4.50%, 08/01/18	170	165
Federal National Mortgage Association, 4.50%, 08/01/18	203	196
Federal National Mortgage Association, 4.50%, 09/01/18	671	649
Federal National Mortgage Association, 4.50%, 09/01/18	321	310
Federal National Mortgage Association, 4.50%, 10/01/18	656	635
Federal National Mortgage Association, 4.50%, 10/01/18	271	263
Federal National Mortgage Association, 5.50%, 12/01/18	949	952
Federal National Mortgage Association, 4.50%, 01/01/19	4,149	4,015
Federal National Mortgage Association, 5.50%, 01/01/19	2,034	2,040
Federal National Mortgage Association, 4.50%, 02/01/19	3,741	3,614
Federal National Mortgage Association, 4.50%, 03/01/19	1,769	1,709
Federal National Mortgage Association, 4.50%, 03/01/19	700	676
Federal National Mortgage Association, 4.50%, 04/01/19	2,046	1,977
Federal National Mortgage Association, 4.50%, 04/01/19	1,775	1,715
Federal National Mortgage Association, 4.50%, 04/01/19	2,211	2,136
Federal National Mortgage Association, 4.50%, 05/01/19	569	550
Federal National Mortgage Association, 5.50%, 05/01/19	1,026	1,029
Federal National Mortgage Association, 4.57%, 06/01/33 (g)	2,585	2,585
Federal National Mortgage Association, 4.29%, 12/01/33 (g)	2,858	2,820
Federal National Mortgage Association, 4.19%, 11/01/34 (g)	3,070	3,023
Federal National Mortgage Association, 4.54%, 01/01/35 (g)	2,279	2,269
Federal National Mortgage Association, 4.59%, 04/01/35 (g)	2,197	2,198
Federal National Mortgage Association, 4.64%, 04/01/35 (g)	2,060	2,038
Federal National Mortgage Association, 4.48%, 05/01/35 (g)	2,606	2,588
Federal National Mortgage Association, 4.98%, 05/01/35 (g)	3,197	3,164
Federal National Mortgage Association, 4.68%, 06/01/35 (g)	2,817	2,829
Federal National Mortgage Association, 4.70%, 06/01/35 (g)	2,334	2,316
Federal National Mortgage Association, 4.73%, 06/01/35 (g)	2,141	2,131
Federal National Mortgage Association, 4.90%, 06/01/35 (g)	3,194	3,155
Federal National Mortgage Association, 5.06%, 06/01/35 (g)	1,816	1,803
Federal National Mortgage Association, 4.77%, 07/01/35 (g)	2,350	2,333
Federal National Mortgage Association, 4.56%, 08/01/35 (g)	2,964	2,922
Federal National Mortgage Association, 2.70%, 08/25/35 (g)	58	17
Federal National Mortgage Association, 4.84%, 11/01/35 (g)	2,395	2,383
Federal National Mortgage Association, 4.89%, 11/01/35 (g)	2,231	2,219
Federal National Mortgage Association, 4.93%, 12/01/35 (g)	4,630	4,580
Federal National Mortgage Association, 4.70%, 02/01/36 (g)	2,640	2,613
Federal National Mortgage Association, 5.25%, 02/01/36 (g)	2,686	2,673
Federal National Mortgage Association, 5.12%, 03/01/36 (g)	2,515	2,511
Federal National Mortgage Association, 5.22%, 03/01/36 (g)	2,385	2,380
		94,962
Government National Mortgage Association - 2.2%
Government National Mortgage Association, 7.00%, 12/15/17 (j)	6,698	6,899
Total Government and Agency Obligations (cost $153,565)		154,806

SHORT TERM INVESTMENTS - 10.5%
Money Market Fund - 0.7%
JNL Money Market Fund, 5.07% (a) (l)	2,250	2,250

Repurchase Agreement - 2.4%
Repurchase Agreement with Lehman Brothers Holdings Inc., 5.33% (Collateralized by $7,500 Federal National Mortgage Association, 4.50%,
due 12/01/20, market value $7,724), acquired on 09/29/06, due 10/02/06 at $7,503	7,500	7,500

Securities Lending Collateral - 7.4%
Mellon GSL Delaware Business Trust Collateral Fund	22,696	22,696
Total Short Term Investments (cost $32,446)		32,446

Total Investments - 108.0% (cost $329,016)		331,352
Other Assets and Liabilities, Net - (8.0%)		-24,536
Total Net Assets - 100%		$306,816

JNL/JPMorgan International Equity Fund
COMMON STOCKS - 97.6%
BASIC MATERIALS - 5.4%
Chemicals - 2.7%
Arkema Inc. (b) (j)	3	164
BASF AG	22	1,725
Nitto Denko Corp.	39	2,329
Shin-Etsu Chemical Co. Ltd.	38	2,394
		6,612
Mining - 2.7%
BHP Billiton Ltd.	146	2,790
BHP Billiton Plc	37	637
Cia Vale do Rio Doce - ADR (j)	108	2,320
Zinifex Ltd.	85	745
		6,492
COMMUNICATIONS - 5.9%
Advertising - 1.2%
WPP Group Plc	237	2,936

Telecommunications - 2.0%
Vodaphone Group Plc	2,116	4,844

Wireless Telecommunications - 2.7%
Nokia Oyj	164	3,256
Telefonaktiebolaget LM Ericsson - Class B	944	3,273
		6,529
CONSUMER, CYCLICAL - 14.5%
Automobiles - 2.3%
Bayerische Motoren Werke AG	40	2,160
Honda Motor Co. Ltd. (j)	102	3,428
		5,588
Beverages - 0.5%
Fomento Economico Mexicano SA de CV - ADR	12	1,202

Distribution & Wholesale - 4.5%
Esprit Holdings Ltd.	303	2,759
Mitsubishi Corp. (j)	115	2,156
Sumitomo Corp. (j)	209	2,606
Wolseley Plc	158	3,341
		10,862
Home Furnishings - 0.9%
Sony Corp.	52	2,120

Lodging - 0.4%
Accor SA	15	999

Media - 2.6%
Mediaset SpA (j)	137	1,469
Reed Elsevier NV	167	2,788
Wolters Kluwer NV (j)	80	2,097
		6,354
Office & Business Equipment - 1.6%
Canon Inc.	74	3,864

Retail - 1.7%
Kingfisher Plc	391	1,793
Seven & I Holdings Co. Ltd.	73	2,352
		4,145
CONSUMER, NON-CYCLICAL - 7.6%
Commercial Services - 1.5%
Adecco SA (j)	38	2,297
Secom Co. Ltd.	31	1,535
		3,832
Food - 5.4%
Nestle SA	14	4,756
Tesco Plc	766	5,163
WM Morrison Supermarkets Plc	680	3,095
		13,014
Tobacco - 0.7%
Altadis SA (j)	35	1,681

ENERGY - 9.6%
Oil & Gas - 9.6%
BG Group Plc	228	2,773
Centrica Plc	412	2,507
ENI SpA (j)	250	7,406
Petroleo Brasileiro SA - ADR	13	1,082
Total SA (j)	144	9,454
		23,222
FINANCIALS - 31.6%
Banks - 21.5%
Banca Intesa SpA	286	1,882
Banco Bilbao Vizcaya Argentaria SA	138	3,191
Banco Popular Espanol SA	107	1,756
Bank of Ireland	96	1,885
Bank of Yokohama Ltd.	240	1,890
Barclays Plc	353	4,458
BNP Paribas (j)	44	4,751

Dexia	90	2,328
Fortis	59	2,409
HSBC Holdings Plc	441	8,040
Mitsubishi UFJ Financial Group Inc.	-	4,131
Mizuho Financial Group Inc.	-	2,613
Royal Bank of Scotland Group Plc	109	3,767
Standard Chartered Plc	118	3,032
Sumitomo Mitsui Financial Group Inc.	-	2,740
UniCredito Italiano SpA	399	3,312
		52,185
Diversified Financial Services - 3.8%
Credit Saison Co. Ltd.	40	1,690
Nikko Cordial Corp. (j)	130	1,502
UBS AG	101	6,044
		9,236
Insurance - 4.1%
AXA SA (j)	109	4,026
ING Groep NV	68	2,997
Zurich Financial Services AG (j)	12	2,925
		9,948
Real Estate - 2.2%
British Land Co. Plc	116	2,974
Mitsui Fudosan Co. Ltd.	108	2,455
		5,429
HEALTH CARE - 9.4%
Healthcare Providers & Services - 1.0%
Smith & Nephew Plc	254	2,332

Pharmaceuticals - 8.4%
Astellas Pharma Inc. (j)	63	2,521
GlaxoSmithKline Plc	210	5,584
Novartis AG	73	4,276
Roche Holding AG	27	4,641
Sanofi-Aventis (j)	38	3,338
		20,360
INDUSTRIALS - 11.9%
Building Materials - 5.6%
Cie de Saint-Gobain (j)	53	3,825
Daikin Industries Ltd.	57	1,677
Holcim Ltd. (j)	38	3,116
Imerys SA (j)	18	1,470
Lafarge SA (j)	28	3,607
		13,695

Electronics - 2.6%
Hirose Electric Co. Ltd.	8	1,047
Hoya Corp. (j)	77	2,893
Koninklijke Philips Electronics NV	65	2,289
		6,229
Engineering & Construction - 0.0%
Linde AG	1	86

Hand & Machine Tools - 1.6%
Nidec Corp. (j)	27	1,999
SMC Corp.	15	1,958
		3,957
Manufacturing - 1.1%
Siemens AG	30	2,575

Transportation - 1.0%
Deutsche Post AG	89	2,347

TECHNOLOGY - 1.7%
Semiconductors - 1.0%
Samsung Electronics Co. Ltd. - GDR (e)	3	877
Samsung Electronics Co. Ltd. (e)	4	1,457
		2,334
Software - 0.7%
SAP AG	9	1,751
Total Common Stocks (cost $192,981)		236,760

SHORT TERM INVESTMENTS - 24.4%
Money Market Fund - 2.2%
JNL Money Market Fund, 5.07% (a) (l)	5,299	5,299

Securities Lending Collateral - 22.2%
Mellon GSL Delaware Business Trust Collateral Fund	53,835	53,835
Total Short Term Investments (cost $59,134)		59,134

Total Investments - 122.0% (cost $252,115)		295,894
Other Assets and Liabilities, Net - (22.0%)		-53,429
Total Net Assets - 100%		$242,465

JNL/JPMorgan International Value Fund
COMMON STOCKS - 99.4%
BASIC MATERIALS - 6.2%
Chemicals - 4.8%

Arkema Inc. (b) (j)	119	$5,593
Bayer AG (j)	97	4,965
Lanxess (b)	153	6,588
Makhteshim-Agan Industries Ltd.	386	1,905
		19,051
Iron & Steel - 1.4%
Mittal Steel Co. NV	159	5,552

COMMUNICATIONS - 7.6%
Telecommunications - 7.6%
Alcatel SA (j)	370	4,514
BT Group Plc	2,050	10,288
Royal KPN NV	432	5,507
Singapore Telecommunications Ltd.	1,756	2,697
Telefonica SA	417	7,232
		30,238
CONSUMER, CYCLICAL - 12.1%
Airlines - 0.9%
British Airways Plc (b)	468	3,741

Automobiles - 5.1%
Compagnie Generale des Etablissements Michelin (j)	116	8,488
Toyota Motor Corp. (j)	208	11,277
		19,765
Beverages - 1.2%
Scottish & Newcastle Plc	459	4,898

Distribution & Wholesale - 1.2%
Mitsui & Co. Ltd. (j)	384	4,883

Home Furnishings - 1.2%
Matsushita Electric Industrial Co. Ltd. (j)	233	4,931

Lodging - 1.0%
Intercontinental Hotels Group Plc	218	3,819

Media - 1.5%
Vivendi SA	164	5,900

CONSUMER, NON-CYCLICAL - 7.3%
Food - 4.1%
Compass Group Plc	734	3,686
Orkla ASA	132	6,300

Tesco Plc	913	6,155
		16,141
Tobacco - 3.2%
British American Tobacco Plc	306	8,282
Japan Tobacco Inc.	1	4,340
		12,622
ENERGY - 6.9%
Oil & Gas - 6.9%
BP Plc	533	5,806
ENI SpA	264	7,833
ERG SpA (j)	170	3,400
PTT Plc	518	2,979
Total SA (j)	112	7,381
		27,399
FINANCIALS - 36.9%
Banks - 26.5%
77 Bank Ltd.	480	3,328
Australia & New Zealand Banking Group Ltd.	352	7,051
Banche Popolari Unite SCRL	155	4,184
Barclays Plc	966	12,188
BNP Paribas (j)	92	9,935
Credit Suisse Group	117	6,790
Deutsche Bank AG	80	9,596
HBOS Plc	385	7,624
National Bank of Greece SA	95	4,089
Royal Bank of Scotland Group Plc	315	10,843
SanPaolo IMI SpA	293	6,187
Sumitomo Mitsui Financial Group Inc.	1	8,335
Unibanco - Uniao de Bancos Brasileiros SA - GDR	74	5,440
UniCredito Italiano SpA	1,079	8,957
		104,547
Diversified Financial Services - 1.5%
Daiwa Securities Group Inc. (j)	508	5,926

Insurance - 7.0%
Aviva Plc	514	7,539
AXA SA (j)	263	9,702
ING Groep NV	241	10,592
		27,833
Real Estate - 1.9%
Henderson Land Development Co. Ltd.	648	3,644
Swire Pacific Ltd.	389	4,064
		7,708

HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
Daiichi Sankyo Co. Ltd. (j)	130	3,687
GlaxoSmithKline Plc	131	3,481
		7,168
INDUSTRIALS - 9.8%
Diversified Machinery - 3.4%
Amada Co. Ltd. (j)	543	5,451
Kubota Corp. (j)	642	5,272
Metso Oyj	75	2,742
		13,465
Manufacturing - 1.7%
Konica Minolta Holdings Inc. (b)	200	2,671
LG.Philips LCD Co. Ltd. - ADR (b) (j)	236	3,922
		6,593
Transportation - 4.7%
Bergesen Worldwide Gas ASA	135	1,783
Mitsui OSK Lines Ltd. (j)	671	4,959
TNT NV	151	5,737
West Japan Railway Co.	1	6,126
		18,605
UTILITIES - 10.8%
Electric - 10.8%
Chubu Electric Power Co. Inc. (j)	235	6,105
CLP Holdings Ltd.	942	5,707
RWE AG	95	8,724
Schneider Electric SA (j)	70	7,771
Scottish & Southern Energy Plc	215	5,304
Suez SA (j)	208	9,149
		42,760
Total Common Stocks (cost $354,427)		393,545

SHORT TERM INVESTMENTS - 23.1%
Money Market Fund - 0.7%
JNL Money Market Fund, 5.07% (a) (l)	2,860	2,860

Securities Lending Collateral - 22.1%
Mellon GSL Delaware Business Trust Collateral Fund	87,673	87,673

GOVERNMENT SECURITIES - 0.3%
U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 4.90%, 03/08/07 (k)	1,070	1,047
Total Short Term Investments (cost $91,580)		91,580

Total Investments - 122.5% (cost $446,007)		485,125
Other Assets and Liabilities, Net - (22.5%)		-89,275
Total Net Assets - 100%		$395,850

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 89.9%
BASIC MATERIALS - 8.5%
Chemicals - 2.0%
Israel Chemicals Ltd.	149	726
Ultrapar Participacoes SA - ADR	31	552
		1,278
Forest Products & Paper - 2.4%
Kimberly-Clark de Mexico SA de CV	173	700
Klabin SA	374	790
		1,490
Iron & Steel - 0.9%
Evraz Group SA - GDR	25	586

Mining - 3.2%
Aquarius Platinum Ltd. (b)	55	875
Grupo Mexico SA de CV	200	627
Kumba Resources Ltd.	33	554
		2,056
COMMUNICATIONS - 16.4%
Advertising - 0.5%
Trader Media East Ltd. (b)	39	303

Telecommunications - 13.8%
Brasil Telecom Participacoes SA - ADR	25	752
China Netcom Group Corp. Hong Kong Ltd.	229	410
Chunghwa Telecom Co. Ltd. - ADR (j)	7	129
KT Corp. - ADR	23	502
Maroc Telecom	51	785
Orascom Telecom Holding SAE	18	1,003
Philippine Long Distance Telephone Co. - ADR (j)	23	984
PT Telekomunikasi Indonesia - ADR	48	1,718
Telemar Norte Leste SA	36	765
Turkcell Iletisim Hizmet AS	162	823
Turkcell Iletisim Hizmet AS - ADR	72	956
		8,827
Wireless Telecommunications - 2.1%
Mobile Telesystems OJSC - ADR	35	1,337

CONSUMER, CYCLICAL - 12.3%
Apparel - 0.4%
Grendene SA	39	308

Automobiles - 1.2%
Hyundai Motor Co. Ltd.	5	402
Iochpe Maxion SA	53	380
		782
Beverages - 2.3%
Cia de Bebidas das Americas - ADR	22	994
Hite Brewery Co. Ltd.	4	445
		1,439
Distribution & Wholesale - 1.2%
Lotte Shopping Co. Ltd. (b) (e)	42	740

Home Builders - 1.2%
Desarrolladora Homex SA de CV - ADR (b)	20	759

Home Furnishings - 1.6%
Steinhoff International Holdings Ltd.	312	1,005

Lodging - 1.5%
Kangwon Land Inc.	45	960

Media - 1.2%
Grupo Televisa SA - ADR	35	750

Retail - 1.7%
Edgars Consolidated Stores Ltd.	268	1,032
Lotte Shopping Co. Ltd. (b) (e)	3	54
		1,086
CONSUMER, NON-CYCLICAL - 6.8%
Commercial Services - 3.7%
Bradespar SA	33	1,110
Cia de Concessoes Rodoviarias	126	1,219
		2,329
Cosmetics & Personal Care - 0.5%
LG Household & Health Care Ltd.	4	350

Food - 0.5%
Thai Union Frozen Products PCL	451	288

Tobacco - 2.1%
Eastern Tobacco Co. (m)	12	638
Souza Cruz SA	47	725
		1,363
ENERGY - 5.5%
Oil & Gas - 5.5%
CNOOC Ltd. - ADR	10	850
Mol Magyar Olaj- es Gazipari Rt	5	455
Petroleo Brasileiro SA - ADR	19	1,610
SK Corp.	9	625
		3,540
FINANCIALS - 18.4%
Banks - 10.5%
Banco Macro SA	28	606
Bank Hapoalim BM	299	1,415
Kasikornbank Public Co. Ltd.	127	234
Kookmin Bank	26	2,073
PT Bank Mandiri	3,204	807
State Bank of India Ltd. (j)	28	1,560
		6,695
Diversified Financial Services - 6.4%
Chinatrust Financial Holding Co. Ltd.	1,833	1,368
Credicorp Ltd.	17	722
Fubon Financial Holding Co. Ltd. (j)	131	1,103
Shinhan Financial Group Co. Ltd.	20	910
		4,103
Insurance - 1.5%
Old Mutual Plc	219	688
Sanlam Ltd.	121	265
		953
HEALTH CARE - 1.1%
Pharmaceuticals - 1.1%
Richter Gedeon Nyrt	3	682

INDUSTRIALS - 10.1%
Building Materials - 4.0%
Cemex SA De Cv - ADR (b)	51	1,536
Enka Insaat Ve Sanayi AS	60	441
Murray & Roberts Holdings Ltd.	139	571
		2,548
Electronics - 3.0%
Hon Hai Precision Industry Co. Ltd. - GDR	103	1,271
LG Electronics Inc.	10	639

		1,910
Engineering & Construction - 1.9%
Orascom Construction Industries	28	1,225

Machinery - 1.2%
PT United Tractors Tbk	1,178	773

Transportation - 1.0%
Pacific Basin Shipping Ltd.	1,144	656

TECHNOLOGY - 8.9%
Computers - 0.9%
Advantech Co. Ltd.	206	593

Semiconductors - 6.4%
Samsung Electronics Co. Ltd.	4	2,806
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	136	1,310
		4,116
Software - 1.6%
Satyam Computer Services Ltd. - ADR	26	998

UTILITIES - 0.9%
Electric - 0.9%
AES Tiete SA	22,900	605
Total Common Stocks (cost $58,816)		57,433

PREFERRED STOCKS - 3.5%
BASIC MATERIALS - 2.6%
Mining - 2.6%
Cia Vale do Rio Doce	91	1,686

CONSUMER, CYCLICAL - 0.9%
Automobiles - 0.9%
Hyundai Motor Co. Ltd.	12	583
Total Preferred Stocks (cost $2,687)		2,269

SHORT TERM INVESTMENTS - 8.6%
Money Market Fund - 5.7%
JNL Money Market Fund, 5.07% (a) (l)	3,638	3,638

Securities Lending Collateral - 2.9%
Mellon GSL Delaware Business Trust Collateral Fund	1,826	1,826
Total Short Term Investments (cost $5,464)		5,464

Total Investments - 102.0% (cost $66,967)		65,166
Other Assets and Liabilities, Net - (2.0%)		-1,300
Total Net Assets - 100%		$63,866

JNL/Lazard Mid Cap Value Fund
COMMON STOCKS - 96.4%
BASIC MATERIALS - 6.1%
Chemicals - 4.1%
Cabot Corp. (j)	89	$3,296
Celanese Corp. - Class A	126	2,248
Sigma-Aldrich Corp.	37	2,815
		8,359
Forest Products & Paper - 2.0%
Louisiana-Pacific Corp.	118	2,222
Temple-Inland Inc.	45	1,788
		4,010
COMMUNICATIONS - 8.2%
Advertising - 1.9%
RH Donnelley Corp.	71	3,762

Telecommunications - 6.3%
Alltel Corp.	74	4,130
Avaya Inc. (b)	420	4,803
Citizens Communications Co. (j)	270	3,790
		12,723
CONSUMER, CYCLICAL - 15.9%
Apparel - 2.4%
Liz Claiborne Inc. (j)	121	4,769

Beverages - 2.1%
Coca-Cola Enterprises Inc.	207	4,303

Distribution & Wholesale - 3.0%
CDW Corp. (j)	48	2,966
Ingram Micro Inc. - Class A (b)	159	3,045
		6,011
Leisure Time - 1.4%
Royal Caribbean Cruises Ltd. (j)	74	2,884

Media - 1.4%
Belo Corp.	182	2,876

Office & Business Equipment - 2.2%
Pitney Bowes Inc.	101	4,477

Retail - 3.4%
Dollar Tree Stores Inc. (b)	100	3,083
Foot Locker Inc.	51	1,298
Pacific Sunwear of California (b) (j)	97	1,466
Talbots Inc. (j)	38	1,041
		6,888
CONSUMER, NON-CYCLICAL - 7.9%
Commercial Services - 2.7%
Service Corp.	587	5,478

Food - 3.4%
Kroger Co.	168	3,890
Pilgrim's Pride Corp. - Class B (j)	112	3,071
		6,961
Household Products - 1.8%
Fortune Brands Inc.	47	3,545

ENERGY - 5.9%
Coal - 1.4%
Massey Energy Co. (j)	142	2,967

Oil & Gas - 3.0%
BJ Services Co.	70	2,101
Smith International Inc. (j)	51	1,963
Sunoco Inc.	32	1,971
		6,035
Pipelines - 1.5%
Williams Cos. Inc.	125	2,986

FINANCIALS - 19.5%
Banks - 2.3%
Mellon Financial Corp.	119	4,661

Diversified Financial Services - 2.8%
AG Edwards Inc.	39	2,052
Ameriprise Financial Inc.	78	3,672
		5,724
Insurance - 10.9%
Lincoln National Corp.	69	4,315
PartnerRe Ltd.	65	4,419

Protective Life Corp.	122	5,577
RenaissanceRe Holdings Ltd.	80	4,437
Willis Group Holdings Ltd.	85	3,222
		21,970
Real Estate Investment Trusts - 2.5%
CBL & Associates Properties Inc.	66	2,758
Health Care Property Investors Inc. (j)	75	2,338
		5,096
Savings & Loans - 1.0%
Hudson City Bancorp. Inc.	150	1,981

HEALTH CARE - 6.8%
Biotechnology - 1.7
Invitrogen Corp. (b) (j)	52	3,291

Healthcare Providers & Services - 3.4%
Laboratory Corp. of America Holdings (b) (j)	37	2,452
Triad Hospitals Inc. (b) (j)	101	4,456
		6,908
Pharmaceuticals - 1.7%
Sepracor Inc. (b) (j)	60	2,906
Warner Chilcott Ltd. (b)	42	563
		3,469
INDUSTRIALS - 17.3%
Electronics - 5.6%
Arrow Electronics Inc. (b)	96	2,631
Flextronics International Ltd. (b)	263	3,319
Solectron Corp. (b)	784	2,557
Vishay Intertechnology Inc. (b) (j)	192	2,694
		11,201
Environmental Control - 1.4%
Republic Services Inc. - Class A	73	2,923

Hand & Machine Tools - 1.5%
Stanley Works (j)	63	3,126

Manufacturing - 1.8%
Dover Corp.	78	3,715

Packaging & Containers - 2.4%
Ball Corp.	81	3,277
Owens-Illinois Inc. (b) (j)	98	1,514
		4,791

Transportation - 4.6%
Laidlaw International Inc.	121	3,296
Overseas Shipholding Group	33	2,014
Teekay Shipping Corp. (j)	31	1,274
YRC Worldwide Inc. (b) (j)	72	2,674
		9,258
TECHNOLOGY - 7.5%
Computers - 3.1%
DST Systems Inc. (b) (j)	65	4,027
Sun Microsystems Inc. (b)	462	2,298
		6,325
Semiconductors - 0.7%
KLA-Tencor Corp.	32	1,410

Software - 3.7%
Compuware Corp. (b)	318	2,479
Hyperion Solutions Corp. (b) (j)	70	2,396
Mastercard Inc. (j)	36	2,511
		7,386
UTILITIES - 1.3%
Electric - 1.3%
Hubbell Inc. - Class B	53	2,539
Total Common Stocks (cost $183,185)		194,808

SHORT TERM INVESTMENTS - 19.2%
Money Market Fund - 4.1%
JNL Money Market Fund, 5.07% (a) (l)	8,271	8,271

Securities Lending Collateral - 15.1%
Mellon GSL Delaware Business Trust Collateral Fund	30,475	30,475
Total Short Term Investments (cost $38,746)		38,746

Total Investments - 115.6% (cost $221,931)		233,554
Other Assets and Liabilities, Net - (15.6%)		-31,419
Total Net Assets - 100%		$202,135

JNL/Lazard Small Cap Value Fund
COMMON STOCKS - 98.9%
BASIC MATERIALS - 4.4%
Chemicals - 0.8%
Westlake Chemical Corp. (j)	35	$1,130

Iron & Steel - 2.2%

Cleveland-Cliffs Inc. (j)	46	1,741
Oregon Steel Mills Inc. (b)	32	1,569
		3,310
Mining - 1.4%
AMCOL International Corp.	30	744
Coeur d'Alene Mines Corp. (b) (j)	157	739
RTI International Metals Inc. (b) (j)	15	667
		2,150
COMMUNICATIONS - 9.5%
Advertising - 0.9%
inVentiv Health Inc. (b)	43	1,384

E - Commerce - 0.7%
Agile Software Corp. (b) (j)	167	1,091

Internet - 2.8%
Avocent Corp. (b)	51	1,537
Secure Computing Corp. (b)	248	1,570
Valueclick Inc. (b) (j)	54	1,003
		4,110
Telecommunications - 4.6%
Alaska Communications Systems Group Inc.	38	501
Applied Signal Technology Inc.	76	1,125
C-COR Inc. (b)	135	1,160
CPI International Inc. (b) (j)	86	1,127
Ixia (b)	115	1,026
SafeNet Inc. (b) (j)	104	1,883
		6,822
Wireless Telecommunications - 0.5%
Powerwave Technologies Inc. (b) (j)	103	786

CONSUMER, CYCLICAL - 14.3%
Airlines - 0.7%
AirTran Holdings Inc. (b) (j)	105	1,043

Apparel - 0.5%
Timberland Co. - Class A (b)	27	765

Automobiles - 0.4%
Force Protection Inc. (b) (j)	74	619

Distribution & Wholesale - 0.6%
Watsco Inc.	18	833

Entertainment - 1.1%
Bally Technologies Inc. (b) (j)	98	1,716

Home Furnishings - 0.9%
Sealy Corp. (j)	97	1,272

Leisure Time - 1.0%
WMS Industries Inc. (b) (j)	49	1,428

Office & Business Equipment - 0.9%
Knoll Inc.	66	1,323

Retail - 7.0%
CBRL Group Inc.	38	1,517
Finish Line Inc. - Class A	98	1,237
Guitar Center Inc. (b) (j)	39	1,747
Pacific Sunwear of California (b) (j)	54	808
Rare Hospitality International Inc. (b)	47	1,430
Ruby Tuesday Inc. (j)	56	1,573
Talbots Inc. (j)	24	659
Tractor Supply Co. (b) (j)	32	1,544
		10,515
Textiles - 1.2%
G&K Services Inc. - Class A (j)	50	1,818

CONSUMER, NON-CYCLICAL - 8.5%
Commercial Services - 5.5%
Arbitron Inc. (j)	23	859
Live Nation Inc. (b)	37	749
Navigant Consulting Inc. (b) (j)	56	1,119
PharmaNet Development Group Inc. (b)	47	911
Rollins Inc.	62	1,305
United Rentals Inc. (b) (j)	44	1,014
Watson Wyatt Worldwide Inc.	30	1,224
Wright Express Corp. (b)	42	998
		8,179
Cosmetics & Personal Care - 0.1%
Bare Escentuals Inc. (b)	7	176

Food - 0.5%
Sanderson Farms Inc.	23	754

Household Products - 2.4%
Central Garden & Pet Co. (b)	20	947
Fossil Inc. (b)	59	1,279
John H Harland Co. (j)	36	1,301
		3,527
ENERGY - 3.1%
Oil & Gas - 3.1%
Brigham Exploration Co. (b) (j)	97	657
Complete Production Services Inc. (b)	42	835
Exploration Co. of Delaware Inc. (b)	106	1,016
Veritas DGC Inc. (b)	12	777
W-H Energy Services Inc. (b)	33	1,377
		4,662
FINANCIALS - 22.8%
Banks - 9.5%
Bank of the Ozarks Inc.	67	2,252
Evercore Partners Inc. - Class A (b) (j)	35	994
First Community Bancorp. Inc.	21	1,158
MB Financial Inc. (j)	41	1,526
Provident Bankshares Corp.	42	1,538
Sterling Bancshares Inc.	98	1,980
Texas Regional Bancshares Inc. - Class A	58	2,245
United Bankshares Inc.	29	1,076
Wintrust Financial Corp.	31	1,540
		14,309
Diversified Financial Services - 1.6%
Waddell & Reed Financial Inc. - Class A	100	2,485

Insurance - 4.8%
Arch Capital Group Ltd. (b)	25	1,587
Aspen Insurance Holdings Ltd.	98	2,542
Bristol West Holdings Inc.	66	959
RLI Corp.	40	2,011
		7,099
Real Estate Investment Trusts - 5.5%
Ashford Hospitality Trust Inc.	127	1,516
Brandywine Realty Trust	51	1,647
Cousins Properties Inc.	50	1,711
Healthcare Realty Trust Inc. (j)	42	1,594
MFA Mortgage Investments Inc.	226	1,682
		8,150
Savings & Loans - 1.4%
Bankunited Financial Corp. - Class A (j)	35	910

Franklin Bank Corp. (b)	56	1,107
		2,017
HEALTH CARE - 7.6%
Healthcare Providers & Services - 6.5%
Advanced Medical Optics Inc. (b) (j)	15	605
Centene Corp. (b) (j)	59	965
Encore Medical Corp. (b)	237	1,490
Five Star Quality Care Inc. (b) (j)	79	851
Hanger Orthopedic Group Inc. (b)	115	755
LifePoint Hospitals Inc. (b)	48	1,685
PSS World Medical Inc. (b)	65	1,303
Symmetry Medical Inc. (b) (j)	62	934
Wright Medical Group Inc. (b) (j)	46	1,106
		9,694
Pharmaceuticals - 1.1%
BioScrip Inc. (b)	158	476
Sciele Pharma Inc. (b) (j)	65	1,225
		1,701
INDUSTRIALS - 19.1%
Aerospace & Defense - 0.8%
DRS Technologies Inc. (j)	15	634
Esterline Technologies Corp. (b)	19	631
		1,265
Building Materials - 0.7%
Texas Industries Inc. (j)	21	1,072

Diversified Machinery - 1.2%
Cognex Corp. (j)	40	1,021
Columbus McKinnon Corp. (b) (j)	40	721
		1,742
Electronics - 6.5%
Benchmark Electronics Inc. (b)	61	1,629
Coherent Inc. (b)	60	2,093
FARO Technologies Inc. (b) (j)	83	1,593
FEI Co. (b)	71	1,490
Plexus Corp. (b)	39	743
Rogers Corp. (b)	17	1,056
TTM Technologies Inc. (b)	92	1,075
		9,679
Engineering & Construction - 0.7%
Perini Corp. (b)	48	1,006

Environmental Control - 1.5%

Tetra Tech Inc. (b)	60	1,052
Waste Connections Inc. (b) (j)	32	1,202
		2,254
Hand & Machine Tools - 1.3%
Kennametal Inc.	23	1,280
Regal-Beloit Corp.	16	683
		1,963
Manufacturing - 1.6%
Acuity Brands Inc.	17	776
Matthews International Corp. - Class A	44	1,616
		2,392
Metal Fabrication & Hardware - 2.3%
Ladish Co. Inc. (b)	36	1,037
NS Group Inc. (b)	17	1,104
RBC Bearings Inc. (b) (j)	55	1,316
		3,457
Transportation - 2.5%
American Commercial Lines Inc. (b)	22	1,284
HUB Group Inc. - Class A (b)	38	857
Swift Transportation Co. Inc. (b)	65	1,541
		3,682
TECHNOLOGY - 7.3%
Computers - 1.5%
Komag Inc. (b) (j)	31	978
Perot Systems Corp. (b)	86	1,185
		2,163
Semiconductors - 5.8%
Actel Corp. (b)	101	1,571
Emulex Corp. (b) (j)	67	1,208
Exar Corp. (b)	94	1,249
Integrated Device Technology Inc. (b)	104	1,677
Microsemi Corp. (b)	78	1,472
Varian Semiconductor Equipment Associates Inc. (b)	41	1,497
		8,674
UTILITIES - 2.3%
Electric - 2.3%
Cleco Corp. (j)	74	1,870
Insteel Industries Inc.	80	1,584
		3,454
Total Common Stocks (cost $141,356)		147,671

SHORT TERM INVESTMENTS - 25.4%
Money Market Fund - 2.1%
JNL Money Market Fund, 5.07% (a) (l)	3,075	3,075

Securities Lending Collateral - 23.3%
Mellon GSL Delaware Business Trust Collateral Fund	34,731	34,731
Total Short Term Investments (cost $37,806)		37,806

Total Investments - 124.3% (cost $179,162)		185,477
Other Assets and Liabilities, Net - (24.3%)		-36,202
Total Net Assets - 100%		$149,275

JNL/Mellon Capital Management Bond Index Fund
ASSET BACKED AND NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.0%
ASSET BACKED SECURITIES - 0.7%
Automobile Asset Backed Securities - 0.5%
AmeriCredit Automobile Receivables Trust, 3.67%, 06/08/09	271	271
AmeriCredit Automobile Receivables Trust, 2.84%, 08/06/10	80	79
Capital One Auto Finance Trust, 3.18%, 09/15/10	228	225
Household Automotive Trust, 3.02%, 12/17/10	329	324
WFS Financial Owner Trust, 2.41%, 12/20/10	86	85
		984
Credit Card Asset Backed Securities - 0.2%
Capital One Multi-Asset Execution Trust, 4.05%, 03/15/13	250	242
MBNA Master Credit Card Trust, 7.00%, 02/15/12	300	317
		559
Other Asset Backed Securities - 0.0%
PP&L Transition Bond Co. LLC, 7.05%, 06/25/09	27	27

NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.3%
Commercial and Residential Mortgage Backed Securities - 5.3%
Banc of America Commercial Mortgage Inc., 7.33%, 11/15/31	500	527
Banc of America Commercial Mortgage Inc., 4.05%, 11/10/38	500	480
Banc of America Commercial Mortgage Inc., 5.12%, 07/11/43	150	150
Banc of America Commercial Mortgage Inc., 4.76%, 07/10/45	350	347
Bear Stearns Commercial Mortgage Securities, 6.80%, 09/15/08	14	14
Bear Stearns Commercial Mortgage Securities, 4.72%, 02/11/41	200	193
Chase Manhattan Bank-First Union National Bank, 7.44%, 08/15/31	50	53
Citigroup Commercial Mortgage Trust, 5.25%, 04/15/40	250	250
CS First Boston Mortgage Securities Corp., 4.83%, 04/15/37	380	367
CS First Boston Mortgage Securities Corp., 5.10%, 08/15/38	350	345
DLJ Commercial Mortgage Corp., 6.46%, 03/10/32	50	51
DLJ Commercial Mortgage Corp., 6.88%, 06/10/32	13	13
First Union Commercial Mortgage Securities Inc., 6.66%, 11/18/29	48	49
First Union National Bank Commercial Mortgage, 7.18%, 12/15/31	11	11
First Union National Bank Commercial Mortgage, 7.39%, 12/15/31	105	111
First Union National Bank-Bank of America Commercial Mortgage Trust, 6.14%, 03/15/33	295	304
First Union-Lehman Brothers-Bank of America, 6.56%, 11/18/35	206	209
GE Capital Commercial Mortgage Corp., 5.51%, 11/10/45	200	200
GMAC Commercial Mortgage Securities Inc., 6.42%, 05/15/35	91	92
GMAC Commercial Mortgage Securities Inc., 5.04%, 12/10/41	75	73
Greenwich Capital Commercial Funding Corp., 4.34%, 06/10/36	500	492
JPMorgan Chase Commercial Mortgage Securities Corp., 5.82%, 05/12/34	250	253
JPMorgan Chase Commercial Mortgage Securities Corp., 4.74%, 09/12/37	250	246
JPMorgan Chase Commercial Mortgage Securities Corp., 4.45%, 01/12/38	400	389
JPMorgan Chase Commercial Mortgage Securities Corp., 4.88%, 01/12/38	500	489
JPMorgan Chase Commercial Mortgage Securities Corp., 4.77%, 03/12/39	500	486

JPMorgan Chase Commercial Mortgage Securities Corp., 5.56%, 06/12/41	250	253
JPMorgan Chase Commercial Mortgage Securities Corp., 4.74%, 07/15/42	500	479
JPMorgan Chase Commercial Mortgage Securities Corp., 4.98%, 07/15/42	125	120
JPMorgan Commercial Mortgage Finance Corp., 6.51%, 10/15/35	30	30
LB Commercial Conduit Mortgage Trust, 6.48%, 02/18/30	169	170
LB Commercial Conduit Mortgage Trust, 6.41%, 06/15/31	9	9
LB Commercial Conduit Mortgage Trust, 6.78%, 06/15/31	223	230
LB-UBS Commercial Mortgage Trust, 3.85%, 05/15/27	250	236
LB-UBS Commercial Mortgage Trust, 3.97%, 03/15/29	250	237
LB-UBS Commercial Mortgage Trust, 5.59%, 06/15/31	75	76
LB-UBS Commercial Mortgage Trust, 4.17%, 05/15/32	165	155
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.67%, 02/12/39 (g)	250	253
Merrill Lynch Mortgage Trust, 5.40%, 07/12/34	200	202
Merrill Lynch Mortgage Trust, 5.29%, 01/12/44	500	498
Morgan Stanley Capital I, 6.52%, 03/15/30	27	28
Morgan Stanley Capital I, 4.80%, 01/13/41	250	242
Morgan Stanley Dean Witter Capital I, 7.57%, 12/15/09	96	102
Salomon Brothers Mortgage Securities VII, 6.17%, 02/13/10	86	87
Wachovia Bank Commercial Mortgage Trust, 4.44%, 11/15/34	200	196
Wachovia Bank Commercial Mortgage Trust, 4.89%, 10/15/41	200	193
Wachovia Bank Commercial Mortgage Trust, 4.90%, 10/15/41	500	483
Wachovia Bank Commercial Mortgage Trust, 5.22%, 01/15/41	100	99
Wachovia Bank Commercial Mortgage Trust, 5.41%, 08/15/41	250	251
Wachovia Bank Commercial Mortgage Trust, 5.53%, 12/15/44	200	200
Wachovia Bank Commercial Mortgage Trust, 5.42%, 01/15/45	350	351
Wachovia Corp. Commercial Mortgage Trust, 6.19%, 06/15/45	500	524
		11,898
otal Asset Backed and Non-U.S. Government Agency Mortgage-Backed Securities (cost $13,611)		13,468

CORPORATE BONDS AND NOTES - 19.8%
BASIC MATERIALS - 0.4%
Chemicals - 0.1%
Dow Chemical Co., 6.13%, 02/01/11	50	52
Dow Chemical Co., 6.00%, 10/01/12	50	52
EI Du Pont de Nemours & Co., 4.75%, 11/15/12	100	97
Rohm & Haas Co., 7.85%, 07/15/29	50	61
		262
Forest Products & Paper - 0.2%
International Paper Co., 6.75%, 09/01/11	100	106
Weyerhaeuser Co., 6.75%, 03/15/12 (j)	250	261
Weyerhaeuser Co., 7.38%, 03/15/32	100	104
		471
Mining - 0.1%

Alcan Inc., 4.88%, 09/15/12	50	49
Alcan Inc., 6.13%, 12/15/33	25	25
Alcoa Inc., 5.38%, 01/15/13 (j)	50	50
BHP Billiton Finance USA Ltd., 4.80%, 04/15/13	100	97
Newmont Mining Corp., 5.88%, 04/01/35	50	47
		268
COMMUNICATIONS - 2.3%
Advertising - 0.1%
Omnicom Group Inc., 5.90%, 04/15/16	250	254

Telecommunications - 1.9%
Alltel Corp., 7.88%, 07/01/32	50	58
AT&T Broadband Corp., 8.38%, 03/15/13	250	285
AT&T Inc., 6.00%, 03/15/09	250	254
AT&T Inc., 5.30%, 11/15/10	250	250
AT&T Inc., 5.88%, 02/01/12	100	101
AT&T Inc., 6.15%, 09/15/34 (j)	50	48
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	114
BellSouth Corp., 5.20%, 09/15/14 (j)	100	96
British Telecommunications Plc, 8.38%, 12/15/10 (d)	250	280
Cisco Systems Inc., 5.50%, 02/22/16	250	252
Deutsche Telekom International Finance BV, 8.50%, 06/15/10 (d)	400	436
Embarq Corp., 8.00%, 06/01/36	100	106
France Telecom SA, 8.50%, 03/01/31	250	326
GTE Corp., 6.94%, 04/15/28	50	52
Southwestern Bell Telephone., 7.00%, 07/01/15	100	108
Sprint Capital Corp., 8.38%, 03/15/12 (j)	200	224
Sprint Capital Corp., 6.88%, 11/15/28	100	101
Sprint Capital Corp., 8.75%, 03/15/32	100	122
Telecom Italia Capital SA, 4.95%, 09/30/14	100	92
Telecom Italia Capital SA, 6.38%, 11/15/33	50	47
Telecom Italia Capital SA, 6.00%, 09/30/34	100	89
Telefonica Europe BV, 8.25%, 09/15/30	200	238
Verizon Global Funding Corp., 7.25%, 12/01/10	250	268
Verizon Global Funding Corp., 7.75%, 12/01/30	50	57
Verizon Global Funding Corp., 5.58%, 09/15/35	100	94
		4,098
Wireless Telecommunications - 0.3%
AT&T Wireless Services Inc., 8.75%, 03/01/31	108	138
Motorola Inc., 7.63%, 11/15/10	274	298
Vodafone Group Plc, 5.00%, 12/16/13 (j)	150	144
		580
CONSUMER, CYCLICAL - 1.9%

Automobiles - 0.1%
DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08	150	149
DaimlerChrysler NA Holding Corp., 6.50%, 11/15/13 (j)	100	103
DaimlerChrysler NA Holding Corp., 8.50%, 01/18/31	50	59
		311
Beverages - 0.2%
Anheuser-Busch Cos. Inc., 5.05%, 10/15/16	100	99
Coca-Cola Enterprises Inc., 7.13%, 08/01/17	100	113
Diageo Capital Plc, 4.38%, 05/03/10 (j)	50	48
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	86
		346
Home Builders - 0.1%
Pulte Homes Inc., 5.25%, 01/15/14	150	142

Lodging - 0.0%
Harrah's Operating Co. Inc., 5.50%, 07/01/10	100	98

Media - 0.8%
CBS Corp., 7.88%, 07/30/30	125	136
Clear Channel Communications Inc., 7.65%, 09/15/10	100	105
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	100	129
Comcast Corp., 5.85%, 01/15/10	250	254
Comcast Corp., 6.50%, 01/15/15 (j)	50	52
Comcast Corp., 5.65%, 06/15/35	100	91
COX Communications Inc., 4.63%, 01/15/10	100	97
COX Communications Inc., 5.45%, 12/15/14	150	145
Historic TW Inc., 6.63%, 05/15/29	100	100
News America Inc., 5.30%, 12/15/14 (j)	175	172
News America Inc., 6.20%, 12/15/34	50	48
Time Warner Inc., 7.63%, 04/15/31	250	276
Viacom Inc., 6.25%, 04/30/16 (e)	250	248
Walt Disney Co., 7.00%, 03/01/32 (j)	50	58
		1,911
Retail - 0.5%
Federated Department Stores Inc., 6.90%, 04/01/29	100	102
Home Depot Inc., 4.63%, 08/15/10	250	245
May Department Stores Co., 4.80%, 07/15/09	150	147
Target Corp., 7.00%, 07/15/31	100	117
Wal-Mart Stores Inc., 4.55%, 05/01/13	100	96
Wal-Mart Stores Inc., 7.55%, 02/15/30	300	369
Yum! Brands Inc., 8.88%, 04/15/11	50	57
		1,133
CONSUMER, NON-CYCLICAL - 1.2%

Agriculture - 0.1%
Archer-Daniels-Midland Co., 8.13%, 06/01/12	190	216
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	72
		288
Commercial Services - 0.1%
RR Donnelley & Sons Co., 4.95%, 04/01/14	200	180
RR Donnelley & Sons Co., 5.50%, 05/15/15	50	46
		226
Cosmetics & Personal Care - 0.2%
Procter & Gamble Co., 6.88%, 09/15/09	250	262
Procter & Gamble Co., 4.95%, 08/15/14	150	148
		410
Food - 0.6%
ConAgra Foods Inc., 7.88%, 09/15/10	134	146
General Mills Inc., 6.00%, 02/15/12	100	103
Grand Metropolitan Investment Corp., 8.00%, 09/15/22	100	122
Kellogg Co., 2.88%, 06/01/08	250	241
Kraft Foods Inc., 6.50%, 11/01/31	100	108
Kroger Co., 5.50%, 02/01/13	100	99
Kroger Co., 7.50%, 04/01/31 (j)	150	166
Safeway Inc., 5.80%, 08/15/12	100	100
Sara Lee Corp., 6.25%, 09/15/11	75	77
Tyson Foods Inc., 8.25%, 10/01/11	100	107
		1,269
Household Products - 0.2%
Fortune Brands Inc., 5.38%, 01/15/16 (j)	250	239
Kimberly-Clark Corp., 5.63%, 02/15/12	250	256
		495
Tobacco - 0.0%
Altria Group Inc., 7.75%, 01/15/27	75	91

ENERGY - 1.4%
Chemicals - 0.0%
Praxair Inc., 3.95%, 06/01/13	100	92

Oil & Gas - 1.1%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	115
Anadarko Petroleum Corp., 3.25%, 05/01/08	250	243
Burlington Resources Finance Co., 7.20%, 08/15/31	100	119
Canadian Natural Resources Ltd., 5.85%, 02/01/35	150	140
Conoco Funding Co., 7.25%, 10/15/31	75	89
ConocoPhillips, 6.65%, 07/15/18	75	83
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	122

Enterprise Products Operating LP, 4.95%, 06/01/10	25	24
Enterprise Products Operating LP, 5.60%, 10/15/14	25	24
Enterprise Products Operating LP, 6.88%, 03/01/33	25	26
Hess Corp., 6.65%, 08/15/11	25	26
Hess Corp., 7.30%, 08/15/31	35	39
Marathon Oil Corp., 6.13%, 03/15/12	200	207
Nexen Inc., 5.88%, 03/10/35	50	48
Occidental Petroleum Corp., 6.75%, 01/15/12	50	53
Pemex Project Funding Master Trust, 7.88%, 02/01/09 (d)	100	105
Pemex Project Funding Master Trust, 7.38%, 12/15/14	250	270
Pemex Project Funding Master Trust, 8.63%, 02/01/22 (d)	75	90
Petro-Canada, 7.00%, 11/15/28	75	81
Sempra Energy, 4.75%, 05/15/09	200	197
Sempra Energy, 6.00%, 02/01/13	250	256
Suncor Energy Inc., 5.95%, 12/01/34	100	102
XTO Energy Inc., 4.90%, 02/01/14	75	71
		2,530
Pipelines - 0.3%
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	50	56
Consolidated Natural Gas Co., 6.80%, 12/15/27	50	53
Duke Energy Field Services LLC, 7.88%, 08/16/10	250	271
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	75	71
Kinder Morgan Inc., 7.25%, 03/01/28	150	146
		597
FINANCIALS - 9.7%
Banks - 4.2%
Abbey National Plc, 7.95%, 10/26/29	100	126
Asian Development Bank, 4.13%, 09/15/10	100	98
BAC Capital Trust V, 5.63%, 03/08/35	300	279
Baden Wurt L-Finance, 5.75%, 02/25/08	250	254
Bank of America Corp., 6.25%, 04/01/08	250	254
Bank of America Corp., 4.88%, 09/15/12	150	148
Bank One Corp., 2.63%, 06/30/08	250	239
Barclays Bank Plc, 6.86%, 06/15/32 (e)	50	54
BB&T Capital Trust I, 5.85%, 08/18/35	100	96
BB&T Corp., 6.50%, 08/01/11	75	79
Bear Stearns Cos. Inc., 7.63%, 12/07/09	250	268
Corp Andina de Fomento, 6.88%, 03/15/12	150	160
European Investment Bank, 3.13%, 10/15/07	250	245
European Investment Bank, 3.88%, 08/15/08	250	245
European Investment Bank, 4.13%, 09/15/10	250	244
European Investment Bank, 4.63%, 05/15/14	150	147
European Investment Bank, 4.88%, 02/16/16	250	247

Fifth Third Bank, 4.20%, 02/23/10	100	97
Fleet National Bank, 5.75%, 01/15/09	100	101
HSBC Finance Corp., 5.25%, 01/14/11 (j)	500	500
HSBC Holdings Plc, 5.25%, 12/12/12	200	199
HSBC Holdings Plc, 7.63%, 05/17/32	150	182
International Bank for Reconstruction & Development, 7.63%, 01/19/23	300	387
JPMorgan Chase & Co., 6.75%, 02/01/11	250	264
JPMorgan Chase & Co., 5.15%, 10/01/15	250	244
KeyBank NA, 5.80%, 07/01/14	100	102
Korea Development Bank, 4.75%, 07/20/09	250	246
Kreditanstalt fuer Wiederaufbau, 3.50%, 03/14/08	250	244
Kreditanstalt fuer Wiederaufbau, 3.25%, 03/30/09	350	336
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	250	247
Kreditanstalt fuer Wiederaufbau, 4.13%, 10/15/14	150	143
Landwirtschaftliche Rentenbank, 3.88%, 03/15/10	250	242
Lehman Brothers Holdings Inc., 7.88%, 08/15/10 (j)	250	272
M&I Marshall & Ilsley Bank, 6.38%, 09/01/11	100	105
National Australia Bank Ltd., 8.60%, 05/19/10	150	167
National City Bank, 4.63%, 05/01/13	100	96
National Westminster Bank Plc, 7.38%, 10/01/09	250	266
NB Capital Trust, 7.83%, 12/15/26	75	78
Oesterreichische Kontrollbank AG, 2.38%, 06/16/08	250	240
Popular North America Inc., 4.25%, 04/01/08	100	98
Residential Capital Corp., 6.00%, 02/22/11	100	100
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	100	97
SunTrust Bank, 6.38%, 04/01/11	200	209
US Bank NA, 6.38%, 08/01/11	100	105
Washington Mutual Inc., 4.63%, 04/01/14	100	93
Washington Mutual Inc., 5.13%, 01/15/15	200	193
achovia Bank NA, 4.88%, 02/01/15	200	193
Wachovia Corp., 6.25%, 08/04/08	150	152
Wachovia Corp., 6.38%, 02/01/09	100	102
Wells Fargo & Co., 4.20%, 01/15/10	100	97
Wells Fargo & Co., 5.00%, 11/15/14	200	195
Wells Fargo Bank NA, 6.45%, 02/01/11 (j)	100	105
		9,680
Diversified Financial Services - 4.4%
American General Finance Corp., 4.63%, 09/01/10 (j)	150	146
Associates Corp. of North America, 6.25%, 11/01/08	300	306
Bear Stearns Cos. Inc., 2.88%, 07/02/08	250	240
Boeing Capital Corp., 5.80%, 01/15/13	125	129
Capital One Bank, 4.88%, 05/15/08	150	149
Capital One Bank, 6.50%, 06/13/13 (j)	250	261

Caterpillar Financial Services Corp., 4.75%, 02/17/15	100	96
CIT Group Inc., 7.75%, 04/02/12	100	111
Citigroup Inc., 3.50%, 02/01/08	500	489
Citigroup Inc., 6.00%, 02/21/12 (j)	100	104
Citigroup Inc., 5.00%, 09/15/14	400	390
Citigroup Inc., 6.00%, 10/31/33	50	51
Countrywide Home Loans Inc., 4.25%, 12/19/07	250	247
Countrywide Home Loans Inc., 4.13%, 09/15/09 (j)	250	242
Credit Suisse USA Inc., 4.63%, 01/15/08	250	248
Credit Suisse USA Inc., 6.13%, 11/15/11	100	104
Credit Suisse USA Inc., 7.13%, 07/15/32	100	117
General Electric Capital Corp., 3.50%, 05/01/08	450	439
General Electric Capital Corp., 3.13%, 04/01/09	150	143
General Electric Capital Corp., 4.13%, 09/01/09	250	244
General Electric Capital Corp., 5.45%, 01/15/13	500	506
General Electric Capital Corp., 6.75%, 03/15/32	100	114
Goldman Sachs Group Inc., 6.65%, 05/15/09	250	259
Goldman Sachs Group Inc., 7.35%, 10/01/09	350	371
Goldman Sachs Group Inc., 5.25%, 04/01/13 (j)	100	99
Goldman Sachs Group Inc., 5.13%, 01/15/15	200	194
Goldman Sachs Group Inc., 6.13%, 02/15/33	250	249
JPMorgan Chase & Co., 6.63%, 03/15/12	100	106
JPMorgan Chase & Co., 5.75%, 01/02/13 (j)	100	102
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	72
Lehman Brothers Holdings Inc., 4.00%, 01/22/08	250	246
Lehman Brothers Holdings Inc., 6.63%, 01/18/12	100	106
MBNA Corp., 7.50%, 03/15/12	100	111
Merrill Lynch & Co. Inc., 4.13%, 09/10/09 (j)	250	243
Merrill Lynch & Co. Inc., 5.00%, 01/15/15 (j)	200	194
Merrill Lynch & Co. Inc., 6.05%, 05/16/16 (j)	250	259
Morgan Stanley, 4.25%, 05/15/10 (j)	500	484
Morgan Stanley, 6.75%, 04/15/11	300	317
Morgan Stanley, 7.25%, 04/01/32	25	29
National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/09	200	203
Pitney Bowes Credit Corp., 5.75%, 08/15/08	300	303
Residential Capital Corp., 6.38%, 06/30/10	50	51
SLM Corp., 5.00%, 10/01/13	50	49
SLM Corp., 5.05%, 11/14/14	250	243
SLM Corp., 5.38%, 05/15/14	200	198
Textron Financial Corp., 6.00%, 11/20/09	250	256
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	45
Toyota Motor Credit Corp., 2.88%, 08/01/08 (j)	100	96
Unilever Capital Corp., 7.13%, 11/01/10	100	107

Wells Fargo Financial Inc., 5.50%, 08/01/12	250	253
		10,121
Insurance - 0.7%
Aegon NV, 4.75%, 06/01/13	150	143
Allstate Corp., 6.13%, 02/15/12	75	78
Allstate Corp., 5.35%, 06/01/33	75	69
American International Group Inc., 4.25%, 05/15/13 (d)	100	94
Assurant Inc., 6.75%, 02/15/34	100	106
Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	250	241
Chubb Corp., 5.20%, 04/01/13	100	99
Cincinnati Financial Corp., 6.13%, 11/01/34	100	101
Hartford Life Inc., 7.65%, 06/15/27	75	91
Marsh & McLennan Cos. Inc., 3.63%, 02/15/08	100	97
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	98
Metlife Inc., 5.00%, 11/24/13	100	97
Metlife Inc., 5.70%, 06/15/35	100	97
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	148
		1,559
Real Estate - 0.2%
EOP Operating LP, 4.65%, 10/01/10 (j)	250	242
EOP Operating LP, 4.75%, 03/15/14 (j)	175	166
ERP Operating LP, 5.25%, 09/15/14	50	49
		457
Real Estate Investment Trusts - 0.2%
Boston Properties LP, 6.25%, 01/15/13	150	155
Camden Property Trust, 5.00%, 06/15/15	100	96
Simon Property Group LP, 7.13%, 02/09/09	200	208
		459
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Genentech Inc., 4.75%, 07/15/15	50	48
Genentech Inc., 5.25%, 07/15/35	250	235
		283
Healthcare Providers & Services - 0.2%
Baxter International Inc., 4.63%, 03/15/15	75	70
WellPoint Inc., 4.25%, 12/15/09	50	49
WellPoint Inc., 6.80%, 08/01/12	100	107
WellPoint Inc., 5.85%, 01/15/36	100	97
		323
Pharmaceuticals - 0.2%
Merck & Co. Inc., 4.75%, 03/01/15	250	239
Pharmacia Corp., 6.60%, 12/01/28 (d)	50	58
Schering-Plough Corp., 6.75%, 12/01/33 (d)	50	55

Wyeth, 5.50%, 03/15/13 (d)	100	100
Wyeth, 6.45%, 02/01/24	100	106
		558
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
General Dynamics Corp., 4.25%, 05/15/13	250	236
Lockheed Martin Corp., 6.15%, 09/01/36 (e)	75	79
Northrop Grumman Corp., 7.75%, 03/01/16	150	175
Raytheon Co., 6.15%, 11/01/08	89	91
Raytheon Co., 5.38%, 04/01/13 (j)	100	100
United Technologies Corp., 6.35%, 03/01/11	75	78
United Technologies Corp., 6.70%, 08/01/28	50	56
		815
Building Materials - 0.0%
Masco Corp., 5.88%, 07/15/12	75	75

Electronics - 0.1%
Thermo Electron Corp., 5.00%, 06/01/15	200	189

Environmental Control - 0.0%
Waste Management Inc., 7.38%, 08/01/10	100	107

Manufacturing - 0.2%
General Electric Co., 5.00%, 02/01/13	100	99
Honeywell International Inc., 6.13%, 11/01/11	100	104
Tyco International Group SA, 6.13%, 01/15/09	150	153
Tyco International Group SA, 6.75%, 02/15/11	100	106
Tyco International Group SA, 6.38%, 10/15/11	50	52
		514
Transportation - 0.4%
Burlington Northern Santa Fe Corp, 5.90%, 07/01/12	150	155
CSX Corp., 6.75%, 03/15/11	50	53
CSX Corp., 6.30%, 03/15/12	250	261
Norfolk Southern Corp., 7.25%, 02/15/31	75	88
Union Pacific Corp., 6.63%, 02/01/08	250	254
Union Pacific Corp., 6.63%, 02/01/29 (j)	25	27
		838
TECHNOLOGY - 0.3%
Computers - 0.3%
Hewlett-Packard Co., 6.50%, 07/01/12	250	265
International Business Machines Corp., 5.38%, 02/01/09	300	302
International Business Machines Corp., 6.50%, 01/15/28	200	219
		786

UTILITIES - 1.3%
Electric - 1.3%
Alabama Power Co., 5.88%, 12/01/22	100	101
American Electric Power Co. Inc., 5.38%, 03/15/10	100	100
Consolidated Edison Co. of New York, 5.30%, 03/01/35	250	231
Constellation Energy Group Inc., 7.00%, 04/01/12 (j)	100	107
Consumers Energy Co., 5.50%, 08/15/16	25	25
Dominion Resources Inc., 7.20%, 09/15/14	50	54
Duke Energy Corp., 5.63%, 11/30/12 (j)	150	152
Emerson Electric Co., 5.00%, 12/15/14	100	98
Exelon Generation Co. LLC, 5.35%, 01/15/14	150	148
FirstEnergy Corp., 6.45%, 11/15/11	125	130
FirstEnergy Corp., 7.38%, 11/15/31	25	29
Hydro Quebec, 7.50%, 04/01/16	100	116
MidAmerican Energy Co., 6.75%, 12/30/31	50	56
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	100	102
Nisource Finance Corp., 5.40%, 07/15/14	75	73
Northern States Power-Minnesota, 8.00%, 08/28/12	100	113
Pacific Gas & Electric Co., 4.80%, 03/01/14	250	241
Pacific Gas & Electric Co., 6.05%, 03/01/34	100	101
PPL Electric Utilities Corp., 6.25%, 08/15/09	100	103
Progress Energy Inc., 7.10%, 03/01/11	250	268
Progress Energy Inc., 7.75%, 03/01/31	50	61
PSEG Power LLC, 8.63%, 04/15/31	75	97
SCANA Corp., 6.88%, 05/15/11	75	79
Scottish Power Plc, 5.38%, 03/15/15	50	49
Southern California Edison Co., 6.00%, 01/15/34	75	77
TXU Electric Delivery Co., 6.38%, 01/15/15	150	155
TXU Electric Delivery Co., 7.00%, 09/01/22	100	108
TXU Energy Co. LLC, 7.00%, 03/15/13 (j)	25	26
		3,000
Total Corporate Bonds and Notes (cost $46,206)		45,630

GOVERNMENT AND AGENCY OBLIGATIONS - 73.0%
GOVERNMENT SECURITIES - 27.4%
Municipals - 0.1%
New Jersey State Turnpike Authority, 4.25%, 01/01/16	95	89
New Jersey State Turnpike Authority, 4.25%, 01/01/16	5	5
State of Illinois, 5.10%, 06/01/33	200	192
		286
Sovereign - 1.6%
Chile Government International Bond, 5.50%, 01/15/13	100	100
Financement-Quebec, 5.00%, 10/25/12	100	99

Inter-American Development Bank, 7.38%, 01/15/10	100	108
Israel Government International Bond, 4.63%, 06/15/13	75	71
Italy Government International Bond, 4.00%, 06/16/08	250	246
Italy Government International Bond, 5.63%, 06/15/12	250	258
Italy Government International Bond, 4.38%, 06/15/13	100	97
Italy Government International Bond, 6.88%, 09/27/23	200	233
Italy Government International Bond, 5.38%, 06/15/33	100	100
Mexico Government International Bond, 6.38%, 01/16/13 (j)	89	94
Mexico Government International Bond, 5.88%, 01/15/14 (j)	250	256
Mexico Government International Bond, 6.63%, 03/03/15	93	99
Mexico Government International Bond, 7.50%, 04/08/33	250	288
Province of Nova Scotia Canada, 5.75%, 02/27/12	100	103
Province of Ontario, 3.63%, 10/21/09	150	144
Province of Ontario, 4.50%, 02/03/15	100	96
Province of Ontario, 5.45%, 04/27/16	250	257
Province of Quebec Canada, 5.75%, 02/15/09	125	127
Province of Quebec Canada, 4.60%, 05/26/15	250	240
Province of Quebec Canada, 7.50%, 07/15/23	100	123
Republic of Korea, 8.88%, 04/15/08	300	318
Svensk Exportkredit AB, 4.00%, 06/15/10	200	194
		3,651
U.S. Treasury Securities - 25.7%
U.S. Treasury Bond, 10.38%, 11/15/12 (j)	240	255
U.S. Treasury Bond, 12.00%, 08/15/13 (j)	250	282
U.S. Treasury Bond, 11.25%, 02/15/15 (j)	795	1,157
U.S. Treasury Bond, 10.63%, 08/15/15	150	216
U.S. Treasury Bond, 7.25%, 05/15/16 (j)	270	324
U.S. Treasury Bond, 7.50%, 11/15/16 (j)	500	613
U.S. Treasury Bond, 8.75%, 05/15/17 (j)	715	955
U.S. Treasury Bond, 9.00%, 11/15/18 (j)	500	694
U.S. Treasury Bond, 8.88%, 02/15/19 (j)	1,045	1,443
U.S. Treasury Bond, 8.13%, 08/15/19 (j)	200	264
U.S. Treasury Bond, 8.50%, 02/15/20	40	55
U.S. Treasury Bond, 8.75%, 05/15/20 (j)	180	251
U.S. Treasury Bond, 8.75%, 08/15/20 (j)	800	1,116
U.S. Treasury Bond, 7.88%, 02/15/21 (j)	500	657
U.S. Treasury Bond, 8.00%, 11/15/21 (j)	1,010	1,351
U.S. Treasury Bond, 7.13%, 02/15/23 (j)	815	1,024
U.S. Treasury Bond, 6.25%, 08/15/23 (j)	550	639
U.S. Treasury Bond, 6.88%, 08/15/25 (j)	190	237
U.S. Treasury Bond, 6.00%, 02/15/26 (j)	600	686
U.S. Treasury Bond, 6.75%, 08/15/26 (j)	200	248
U.S. Treasury Bond, 6.50%, 11/15/26	360	436

U.S. Treasury Bond, 6.38%, 08/15/27 (j)	380	456
U.S. Treasury Bond, 6.13%, 11/15/27 (j)	300	351
U.S. Treasury Bond, 5.25%, 02/15/29 (j)	715	756
U.S. Treasury Bond, 6.25%, 05/15/30 (j)	800	961
U.S. Treasury Bond, 5.38%, 02/15/31 (j)	500	540
U.S. Treasury Bond, 4.50%, 02/15/36 (j)	300	287
U.S. Treasury Note, 4.00%, 09/30/07 (j)	1,390	1,377
U.S. Treasury Note, 4.25%, 10/31/07 (j)	300	298
U.S. Treasury Note, 3.00%, 11/15/07 (j)	300	294
U.S. Treasury Note, 4.38%, 01/31/08 (j)	1,600	1,590
U.S. Treasury Note, 3.38%, 02/15/08 (j)	1,000	981
U.S. Treasury Note, 5.50%, 02/15/08 (j)	300	303
U.S. Treasury Note, 4.63%, 02/29/08 (j)	847	845
U.S. Treasury Note, 4.88%, 04/30/08 (j)	1,800	1,803
U.S. Treasury Note, 2.63%, 05/15/08 (j)	2,430	2,350
U.S. Treasury Note, 3.75%, 05/15/08 (j)	500	492
U.S. Treasury Note, 3.25%, 08/15/08 (j)	800	779
U.S. Treasury Note, 4.13%, 08/15/08 (j)	510	505
U.S. Treasury Note, 3.13%, 09/15/08 (j)	1,450	1,408
U.S. Treasury Note, 3.38%, 11/15/08 (j)	980	954
U.S. Treasury Note, 4.75%, 11/15/08 (j)	890	891
U.S. Treasury Note, 3.25%, 01/15/09 (j)	710	689
U.S. Treasury Note, 4.50%, 02/15/09 (j)	1,000	996
U.S. Treasury Note, 2.63%, 03/15/09 (j)	1,160	1,107
U.S. Treasury Note, 4.88%, 05/15/09 (j)	750	754
U.S. Treasury Note, 5.50%, 05/15/09 (j)	760	776
U.S. Treasury Note, 3.63%, 07/15/09 (j)	230	224
U.S. Treasury Note, 3.50%, 08/15/09 (j)	260	252
U.S. Treasury Note, 6.00%, 08/15/09	1,100	1,140
U.S. Treasury Note, 3.38%, 10/15/09 (j)	780	753
U.S. Treasury Note, 3.50%, 11/15/09 (j)	1,490	1,442
U.S. Treasury Note, 3.50%, 02/15/10 (j)	850	821
U.S. Treasury Note, 6.50%, 02/15/10 (j)	670	709
U.S. Treasury Note, 4.00%, 04/15/10 (j)	500	490
U.S. Treasury Note, 3.88%, 07/15/10 (j)	1,020	995
U.S. Treasury Note, 4.13%, 08/15/10 (j)	890	875
U.S. Treasury Note, 4.25%, 10/15/10 (j)	1,940	1,916
U.S. Treasury Note, 5.00%, 02/15/11 (j)	870	885
U.S. Treasury Note, 4.50%, 02/28/11 (j)	62	62
U.S. Treasury Note, 4.88%, 04/30/11 (j)	740	748
U.S. Treasury Note, 5.13%, 06/30/11 (j)	2,290	2,341
U.S. Treasury Note, 5.00%, 08/15/11 (j)	1,030	1,050
U.S. Treasury Note, 4.88%, 02/15/12 (j)	505	512

U.S. Treasury Note, 4.38%, 08/15/12 (j)	295	292
U.S. Treasury Note, 4.00%, 11/15/12 (j)	370	358
U.S. Treasury Note, 3.88%, 02/15/13 (j)	640	615
U.S. Treasury Note, 4.25%, 08/15/13 (j)	250	245
U.S. Treasury Note, 4.00%, 02/15/14 (j)	650	625
U.S. Treasury Note, 4.75%, 05/15/14 (j)	540	545
U.S. Treasury Note, 4.25%, 08/15/14 (j)	465	454
U.S. Treasury Note, 4.25%, 11/15/14 (j)	1,670	1,629
U.S. Treasury Note, 4.00%, 02/15/15 (j)	470	450
U.S. Treasury Note, 4.13%, 05/15/15 (j)	600	579
U.S. Treasury Note, 4.25%, 08/15/15 (j)	620	603
U.S. Treasury Note, 4.50%, 11/15/15 (j)	1,270	1,258
U.S. Treasury Note, 4.50%, 02/15/16 (j)	492	487
		58,801
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 45.6%
Federal Home Loan Bank - 1.8%
Federal Home Loan Bank, 4.13%, 10/26/07 (j)	50	49
Federal Home Loan Bank, 3.50%, 11/15/07	1,000	983
Federal Home Loan Bank, 3.63%, 01/15/08 (j)	300	295
Federal Home Loan Bank, 4.00%, 03/10/08 (j)	150	148
Federal Home Loan Bank, 2.75%, 03/14/08 (j)	600	581
Federal Home Loan Bank, 4.10%, 06/13/08	150	148
Federal Home Loan Bank, 4.90%, 07/24/08	50	50
Federal Home Loan Bank, 3.00%, 04/15/09	1,200	1,147
Federal Home Loan Bank, 5.75%, 05/15/12	325	338
Federal Home Loan Bank, 4.50%, 11/15/12 (j)	200	195
		3,934
Federal Home Loan Mortgage Corp. - 16.7%
Federal Home Loan Mortgage Corp., 3.30%, 09/14/07	100	98
Federal Home Loan Mortgage Corp., 3.25%, 11/02/07	150	148
Federal Home Loan Mortgage Corp., 4.38%, 11/16/07 (j)	200	198
Federal Home Loan Mortgage Corp., 5.00%, 02/08/08	100	100
Federal Home Loan Mortgage Corp., 5.38%, 05/22/08	700	700
Federal Home Loan Mortgage Corp., 4.50%, 08/04/08 (j)	200	198
Federal Home Loan Mortgage Corp., 4.90%, 11/03/08	100	100
Federal Home Loan Mortgage Corp., 4.63%, 12/19/08	900	894
Federal Home Loan Mortgage Corp., 4.13%, 09/01/09 (j)	100	98
Federal Home Loan Mortgage Corp., 5.50%, 04/09/09	100	100
Federal Home Loan Mortgage Corp., 4.25%, 07/15/09	50	49
Federal Home Loan Mortgage Corp., 4.13%, 11/18/09	300	293
Federal Home Loan Mortgage Corp., 4.38%, 01/25/10	200	197
Federal Home Loan Mortgage Corp., 4.38%, 03/01/10 (j)	300	295
Federal Home Loan Mortgage Corp., 4.50%, 07/06/10	200	197

Federal Home Loan Mortgage Corp., 4.13%, 07/12/10 (j)	800	778
Federal Home Loan Mortgage Corp., 6.88%, 09/15/10 (j)	600	642
Federal Home Loan Mortgage Corp., 4.13%, 02/24/11	500	485
Federal Home Loan Mortgage Corp., 5.25%, 02/24/11	100	100
Federal Home Loan Mortgage Corp., 5.40%, 02/28/11	50	50
Federal Home Loan Mortgage Corp., 5.40%, 03/09/11	200	200
Federal Home Loan Mortgage Corp., 5.63%, 03/15/11 (j)	500	514
Federal Home Loan Mortgage Corp., 5.75%, 05/11/11	200	200
Federal Home Loan Mortgage Corp., 5.45%, 09/02/11	100	100
Federal Home Loan Mortgage Corp., 5.50%, 09/15/11 (j)	500	513
Federal Home Loan Mortgage Corp., 5.13%, 07/15/12 (j)	428	432
Federal Home Loan Mortgage Corp., 4.50%, 01/15/13 (j)	500	488
Federal Home Loan Mortgage Corp., 4.63%, 05/28/13	75	73
Federal Home Loan Mortgage Corp., 4.88%, 11/15/13 (j)	500	497
Federal Home Loan Mortgage Corp., 6.50%, 06/01/14	131	134
Federal Home Loan Mortgage Corp., 5.25%, 06/18/14	1,090	1,109
Federal Home Loan Mortgage Corp., 4.38%, 07/17/15 (j)	300	287
Federal Home Loan Mortgage Corp., 7.00%, 08/01/15	25	26
Federal Home Loan Mortgage Corp., 7.00%, 11/01/15	1	1
Federal Home Loan Mortgage Corp., 7.00%, 11/02/16	73	75
Federal Home Loan Mortgage Corp., 6.00%, 12/01/16	65	66
Federal Home Loan Mortgage Corp., 4.50%, 01/01/18	60	58
Federal Home Loan Mortgage Corp., 5.50%, 04/01/18	36	36
Federal Home Loan Mortgage Corp., 5.00%, 08/01/18	696	686
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	593	573
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	631	610
Federal Home Loan Mortgage Corp., 4.50%, 12/01/18	1,041	1,006
Federal Home Loan Mortgage Corp., 6.00%, 02/01/19	474	481
Federal Home Loan Mortgage Corp., 4.00%, 05/01/19	58	55
Federal Home Loan Mortgage Corp., 5.00%, 07/01/19	129	127
Federal Home Loan Mortgage Corp., 6.75%, 09/15/29 (j)	60	73
Federal Home Loan Mortgage Corp., 4.00%, 09/01/20	369	348
Federal Home Loan Mortgage Corp., 4.50%, 09/01/20	764	736
Federal Home Loan Mortgage Corp., 5.00%, 10/01/20	922	906
Federal Home Loan Mortgage Corp., 5.50%, 12/01/20	963	962
Federal Home Loan Mortgage Corp., 5.00%, 02/01/21	96	94
Federal Home Loan Mortgage Corp., 5.00%, 03/01/26	218	212
Federal Home Loan Mortgage Corp., 6.50%, 07/01/28	196	201
Federal Home Loan Mortgage Corp., 6.50%, 12/01/28	89	92
Federal Home Loan Mortgage Corp., 6.00%, 02/01/29	16	16
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	27	28
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	22	23
Federal Home Loan Mortgage Corp., 6.50%, 05/01/29	32	33

Federal Home Loan Mortgage Corp., 6.00%, 07/01/29	35	35
Federal Home Loan Mortgage Corp., 6.50%, 03/01/31	32	32
Federal Home Loan Mortgage Corp., 6.00%, 05/01/31	134	135
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	18	18
Federal Home Loan Mortgage Corp., 7.50%, 11/01/31	186	192
Federal Home Loan Mortgage Corp., 6.00%, 01/01/32	12	12
Federal Home Loan Mortgage Corp., 6.00%, 02/01/32	116	117
Federal Home Loan Mortgage Corp., 7.50%, 04/01/32	341	353
Federal Home Loan Mortgage Corp., 6.00%, 06/01/32	10	10
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32 (j)	100	116
Federal Home Loan Mortgage Corp., 5.50%, 10/01/32	1,452	1,437
Federal Home Loan Mortgage Corp., 6.00%, 11/01/32	92	92
Federal Home Loan Mortgage Corp., 6.00%, 12/01/32	12	12
Federal Home Loan Mortgage Corp., 6.00%, 03/01/33	8	8
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	289	286
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	179	177
Federal Home Loan Mortgage Corp., 6.00%, 04/01/33	9	9
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	22	22
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	46	46
Federal Home Loan Mortgage Corp., 5.00%, 09/01/33	2,805	2,707
Federal Home Loan Mortgage Corp., 4.50%, 10/01/33	8	8
Federal Home Loan Mortgage Corp., 6.00%, 10/01/33	53	53
Federal Home Loan Mortgage Corp., 5.00%, 05/01/34	803	774
Federal Home Loan Mortgage Corp., 6.00%, 07/10/34	360	362
Federal Home Loan Mortgage Corp., 6.50%, 12/01/34	700	713
Federal Home Loan Mortgage Corp., 6.50%, 06/01/35	10	10
Federal Home Loan Mortgage Corp., 6.50%, 07/01/35	19	19
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	2,578	2,481
Federal Home Loan Mortgage Corp., 5.50%, 11/01/35	973	960
Federal Home Loan Mortgage Corp., 4.50%, 12/01/35	391	366
Federal Home Loan Mortgage Corp., 5.50%, 12/01/35	3,087	3,046
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	1,882	1,893
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	1,411	1,419
Federal Home Loan Mortgage Corp., 4.50%, 01/01/36	390	364
Federal Home Loan Mortgage Corp., 5.50%, 02/01/36	464	457
Federal Home Loan Mortgage Corp., 6.00%, 02/01/36	966	971
Federal Home Loan Mortgage Corp., 5.00%, 03/01/36	73	70
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	318	306
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	200	201
		38,080
Federal National Mortgage Association - 23.5%
Federal National Mortgage Association, 4.38%, 09/07/07	100	99
Federal National Mortgage Association, 3.65%, 11/30/07	200	197

Federal National Mortgage Association, 4.88%, 01/11/08	100	100
Federal National Mortgage Association, 3.25%, 01/15/08 (j)	330	324
Federal National Mortgage Association, 5.10%, 02/22/08	100	100
Federal National Mortgage Association, 5.25%, 04/04/08	200	200
Federal National Mortgage Association, 6.00%, 05/15/08 (j)	950	965
Federal National Mortgage Association, 2.50%, 06/15/08	355	342
Federal National Mortgage Association, 3.88%, 07/15/08 (j)	550	540
Federal National Mortgage Association, 4.50%, 08/04/08 (j)	300	297
Federal National Mortgage Association, 4.50%, 08/15/08	150	149
Federal National Mortgage Association, 5.25%, 01/15/09 (j)	500	503
Federal National Mortgage Association, 5.00%, 01/23/09	150	150
Federal National Mortgage Association, 3.25%, 02/15/09 (j)	350	337
Federal National Mortgage Association, 5.28%, 02/27/09	300	300
Federal National Mortgage Association, 4.25%, 05/15/09 (j)	150	148
Federal National Mortgage Association, 6.63%, 09/15/09 (j)	520	544
Federal National Mortgage Association, 4.13%, 05/15/10 (j)	645	629
Federal National Mortgage Association, 4.63%, 06/01/10 (j)	200	198
Federal National Mortgage Association, 6.00%, 05/15/11 (j)	700	731
Federal National Mortgage Association, 5.50%, 01/01/14	72	72
Federal National Mortgage Association, 4.63%, 10/15/14	550	538
Federal National Mortgage Association, 4.38%, 10/15/15	390	375
Federal National Mortgage Association, 6.50%, 02/01/16	12	13
Federal National Mortgage Association, 5.00%, 03/15/16 (j)	400	400
Federal National Mortgage Association, 5.50%, 04/01/16	18	18
Federal National Mortgage Association, 6.00%, 06/01/16	115	117
Federal National Mortgage Association, 6.50%, 09/01/16	21	21
Federal National Mortgage Association, 6.00%, 10/01/16	158	161
Federal National Mortgage Association, 6.50%, 10/01/16	36	37
Federal National Mortgage Association, 6.50%, 12/01/16	1	1
Federal National Mortgage Association, 5.50%, 01/01/17	477	479
Federal National Mortgage Association, 5.50%, 01/01/17	193	194
Federal National Mortgage Association, 5.50%, 03/01/17	40	41
Federal National Mortgage Association, 5.50%, 09/01/17	648	649
Federal National Mortgage Association, 5.00%, 10/01/17	56	56
Federal National Mortgage Association, 5.50%, 11/01/17	69	69
Federal National Mortgage Association, 5.00%, 01/01/18	291	287
Federal National Mortgage Association, 5.50%, 01/01/18	99	99
Federal National Mortgage Association, 5.00%, 02/01/18	2,459	2,424
Federal National Mortgage Association, 5.50%, 02/01/18	230	231
Federal National Mortgage Association, 4.50%, 03/01/18	782	757
Federal National Mortgage Association, 5.00%, 03/01/18	101	100
Federal National Mortgage Association, 5.00%, 05/01/18	35	34
Federal National Mortgage Association, 5.00%, 06/01/18	64	63

Federal National Mortgage Association, 4.00%, 07/01/18	529	502
Federal National Mortgage Association, 5.00%, 07/01/18	153	151
Federal National Mortgage Association, 5.00%, 07/01/18	95	94
Federal National Mortgage Association, 4.00%, 08/01/18	339	321
Federal National Mortgage Association, 5.00%, 08/01/18	50	50
Federal National Mortgage Association, 4.00%, 10/01/18	135	128
Federal National Mortgage Association, 4.50%, 11/01/18	445	430
Federal National Mortgage Association, 4.50%, 11/01/18	739	713
Federal National Mortgage Association, 5.00%, 11/01/18	1,275	1,256
Federal National Mortgage Association, 5.50%, 12/01/18	199	200
Federal National Mortgage Association, 5.50%, 03/01/19	46	46
Federal National Mortgage Association, 5.50%, 10/01/19	124	124
Federal National Mortgage Association, 5.50%, 05/01/20	419	419
Federal National Mortgage Association, 4.50%, 07/01/20	848	820
Federal National Mortgage Association, 5.00%, 11/01/20	361	355
Federal National Mortgage Association, 6.00%, 12/01/20	351	356
Federal National Mortgage Association, 4.50%, 03/01/21	192	185
Federal National Mortgage Association, 5.50%, 07/01/23	45	45
Federal National Mortgage Association, 5.50%, 12/01/23	235	233
Federal National Mortgage Association, 5.00%, 05/01/26	1,084	1,051
Federal National Mortgage Association, 5.50%, 05/01/26	1,281	1,271
Federal National Mortgage Association, 6.00%, 09/01/26	299	302
Federal National Mortgage Association, 6.25%, 05/15/29 (j)	225	257
Federal National Mortgage Association, 7.25%, 05/15/30 (j)	540	694
Federal National Mortgage Association, 7.00%, 09/01/30	10	10
Federal National Mortgage Association, 6.63%, 11/15/30 (j)	550	660
Federal National Mortgage Association, 7.00%, 02/01/31	110	113
Federal National Mortgage Association, 6.00%, 04/01/31	62	62
Federal National Mortgage Association, 6.00%, 11/01/31	5	5
Federal National Mortgage Association, 5.50%, 01/01/32	288	285
Federal National Mortgage Association, 6.00%, 06/01/32	50	50
Federal National Mortgage Association, 6.50%, 07/01/32	94	96
Federal National Mortgage Association, 7.00%, 07/01/32	28	28
Federal National Mortgage Association, 6.00%, 02/01/33	266	268
Federal National Mortgage Association, 5.50%, 05/01/33	2,382	2,353
Federal National Mortgage Association, 5.50%, 06/01/33	2,242	2,215
Federal National Mortgage Association, 5.50%, 10/01/33	2,244	2,217
Federal National Mortgage Association, 4.50%, 11/01/33	390	366
Federal National Mortgage Association, 4.50%, 11/01/33	541	508
Federal National Mortgage Association, 5.00%, 11/01/33 (f)	1,852	1,785
Federal National Mortgage Association, 5.50%, 11/01/33	464	458
Federal National Mortgage Association, 6.00%, 11/01/33	43	43
Federal National Mortgage Association, 6.00%, 12/01/33	587	591

Federal National Mortgage Association, 6.00%, 12/01/33	1,308	1,317
Federal National Mortgage Association, 6.00%, 12/01/33	71	72
Federal National Mortgage Association, 5.50%, 01/01/34	196	194
Federal National Mortgage Association, 5.00%, 02/01/34	2,887	2,784
Federal National Mortgage Association, 5.00%, 04/01/34	371	358
Federal National Mortgage Association, 5.00%, 06/01/34	234	225
Federal National Mortgage Association, 5.50%, 07/01/34	1,266	1,249
Federal National Mortgage Association, 6.50%, 07/01/34	704	718
Federal National Mortgage Association, 6.00%, 08/01/34	784	789
Federal National Mortgage Association, 5.50%, 02/01/35	1,229	1,213
Federal National Mortgage Association, 6.50%, 04/01/35	477	486
Federal National Mortgage Association, 5.50%, 08/01/35	262	258
Federal National Mortgage Association, 4.50%, 10/01/35	92	86
Federal National Mortgage Association, 5.50%, 10/01/35, TBA (c)	1,400	1,379
Federal National Mortgage Association, 5.00%, 11/01/35	2,051	1,972
Federal National Mortgage Association, 5.00%, 11/01/35	1,080	1,038
Federal National Mortgage Association, 5.00%, 11/01/35	230	221
Federal National Mortgage Association, 5.50%, 12/01/35	596	587
Federal National Mortgage Association, 5.50%, 12/01/35	298	294
Federal National Mortgage Association, 7.00%, 12/01/35	12	12
Federal National Mortgage Association, 7.00%, 02/01/36	350	360
Federal National Mortgage Association, 6.00%, 06/01/36	985	990
Federal National Mortgage Association, 6.50%, 08/01/36	900	917
		53,724
Government National Mortgage Association - 3.6%
Government National Mortgage Association, 8.00%, 04/15/30	41	44
Government National Mortgage Association, 8.50%, 06/15/30	18	20
Government National Mortgage Association, 8.50%, 12/15/30	1	1
Government National Mortgage Association, 6.50%, 01/15/32	161	165
Government National Mortgage Association, 6.00%, 10/15/32	145	147
Government National Mortgage Association, 6.00%, 01/15/33	311	315
Government National Mortgage Association, 5.00%, 03/15/33	15	14
Government National Mortgage Association, 5.00%, 05/15/33	20	19
Government National Mortgage Association, 5.00%, 05/15/33	15	15
Government National Mortgage Association, 5.00%, 05/15/33	14	14
Government National Mortgage Association, 5.00%, 06/15/33	16	15
Government National Mortgage Association, 5.50%, 07/15/33	416	413
Government National Mortgage Association, 5.50%, 07/15/33	432	429
Government National Mortgage Association, 5.00%, 08/15/33	155	151
Government National Mortgage Association, 5.00%, 08/15/33	12	12
Government National Mortgage Association, 5.00%, 08/15/33	24	24
Government National Mortgage Association, 5.00%, 08/15/33	14	13
Government National Mortgage Association, 5.00%, 08/15/33	12	12

Government National Mortgage Association, 5.50%, 08/15/33	311	309
Government National Mortgage Association, 5.50%, 09/15/33	95	94
Government National Mortgage Association, 5.00%, 11/15/33	18	17
Government National Mortgage Association, 6.50%, 12/15/33	266	273
Government National Mortgage Association, 6.00%, 07/15/34	101	103
Government National Mortgage Association, 6.00%, 08/15/34	536	543
Government National Mortgage Association, 5.00%, 01/15/35	907	881
Government National Mortgage Association, 5.00%, 03/15/35	285	277
Government National Mortgage Association, 5.50%, 04/15/35	470	467
Government National Mortgage Association, 6.00%, 05/15/35	227	230
Government National Mortgage Association, 5.00%, 11/15/35	200	194
Government National Mortgage Association, 5.50%, 11/15/35	484	481
Government National Mortgage Association, 5.50%, 12/15/35	476	473
Government National Mortgage Association, 5.50%, 03/15/36	91	91
Government National Mortgage Association, 5.50%, 03/15/36	195	194
Government National Mortgage Association, 6.50%, 03/15/36	248	254
Government National Mortgage Association, 6.00%, 05/15/36	600	607
Government National Mortgage Association, 5.50%, 06/15/36	299	297
Government National Mortgage Association, 6.50%, 06/15/36	698	716
		8,324
Total Government and Agency Obligations (cost $166,969)		166,800

SHORT TERM INVESTMENTS - 33.3%
Money Market Fund - 0.9%
JNL Money Market Fund, 5.07% (a) (l)	2,138	2,138

Securities Lending Collateral - 32.4%
Mellon GSL Delaware Business Trust Collateral Fund (l)	73,894	73,894
Total Short Term Investments (cost $76,032)		76,032

Total Investments - 132.1% (cost $302,818)		301,930
Other Assets and Liabilities, Net - (32.1%)		-73,329
Total Net Assets - 100%		$228,601

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
COMMON STOCKS - 96.4%
BASIC MATERIALS - 2.2%
Chemicals - 1.2%
Ashland Inc.	-	18
EI Du Pont de Nemours & Co.	7	295
International Flavors & Fragrances Inc.	-	16
Rohm & Haas Co.	8	384
Sherwin-Williams Co.	2	89

		802
Forest Products & Paper - 0.3%
International Paper Co.	3	93
MeadWestvaco Corp.	1	27
Plum Creek Timber Co. Inc.	1	33
Temple-Inland Inc.	1	23
		176
Iron & Steel - 0.2%
Allegheny Technologies Inc.	1	31
Nucor Corp.	2	79
United States Steel Corp.	-	23
		133
Mining - 0.5%
Alcoa Inc.	5	126
Freeport-McMoRan Copper & Gold Inc. (j)	1	43
Newmont Mining Corp. (j)	2	96
Phelps Dodge Corp.	1	85
Vulcan Materials Co. (j)	-	16
		366
COMMUNICATIONS - 7.9%
Advertising - 0.2%
Omnicom Group Inc.	2	159

Internet - 1.3%
Google Inc. - Class A (b)	2	743
Yahoo! Inc. (b)	5	114
		857
Telecommunications - 5.3%
AT&T Inc.	29	930
BellSouth Corp.	12	513
Ciena Corp. (b) (j)	-	9
Cisco Systems Inc. (b)	20	466
Citizens Communications Co. (j)	2	22
Comverse Technology Inc. (b)	2	42
Corning Inc. (b)	20	495
Embarq Corp.	1	26
Lucent Technologies Inc. (b)	24	55
Qwest Communications International Inc. (b) (j)	8	67
Sprint Nextel Corp.	11	184
Verizon Communications Inc.	20	738
		3,547
Wireless Telecommunications - 1.1%
Motorola Inc.	5	112

Qualcomm Inc.	18	651
		763
CONSUMER, CYCLICAL - 13.9%
Airlines - 0.1%
Southwest Airlines Co.	3	58

Apparel - 1.0%
Coach Inc. (b)	13	430
Nike Inc. - Class B	3	228
		658
Automobiles - 0.3%
Cooper Tire & Rubber Co. (j)	-	3
Ford Motor Co. (j)	10	80
General Motors Corp. (j)	3	100
		183
Beverages - 2.6%
Brown-Forman Corp. - Class B	1	104
Coca-Cola Co.	19	829
Coca-Cola Enterprises Inc.	9	194
Constellation Brands Inc. - Class A (b)	2	63
PepsiCo Inc.	9	573
		1,763
Distribution & Wholesale - 0.2%
Genuine Parts Co.	4	160

Home Furnishings - 0.5%
Harman International Industries Inc.	4	317

Leisure Time - 0.5%
Carnival Corp.	3	150
Harley-Davidson Inc.	2	151
		301
Lodging - 0.2%
Hilton Hotels Corp.	4	120
Wyndham Worldwide Corp. (b)	1	31
		151
Media - 3.9%
CBS Corp. - Class B	4	119
Comcast Corp. - Class A (b) (j)	11	394
Meredith Corp.	6	291
News Corp. Inc.	30	595
Time Warner Inc.	41	748
Walt Disney Co.	15	450

		2,597
Office & Business Equipment - 0.1%
Pitney Bowes Inc.	1	53

Retail - 4.5%
Costco Wholesale Corp.	3	160
Dillard's Inc. - Class A	10	334
Home Depot Inc.	13	473
JC Penney Corp. Inc.	6	417
Lowe's Cos. Inc.	19	525
McDonald's Corp.	1	39
Sears Holdings Corp. (b) (j)	1	79
Target Corp.	4	215
Wal-Mart Stores Inc.	15	763
		3,005
Textiles - 0.0%
Cintas Corp.	1	28

CONSUMER, NON-CYCLICAL - 5.3%
Commercial Services - 0.2%
Avis Budget Group Inc.	1	11
Equifax Inc.	1	22
H&R Block Inc.	2	39
RR Donnelley & Sons Co.	1	38
		110
Cosmetics & Personal Care - 2.2%
Alberto-Culver Co. - Class B	3	147
Estee Lauder Cos. Inc.	8	331
Procter & Gamble Co.	16	970
		1,448
Food - 1.5%
Kellogg Co.	5	243
McCormick & Co. Inc.	9	357
Supervalu Inc.	6	191
Whole Foods Market Inc.	3	178
		969
Household Products - 0.0%
Avery Dennison Corp.	1	30

Tobacco - 1.4%
Altria Group Inc.	11	846
Reynolds American Inc. (j)	1	57
UST Inc. (j)	1	49

		952
ENERGY - 8.4%
Oil & Gas - 8.1%
Chevron Corp.	13	843
ConocoPhillips	6	346
Exxon Mobil Corp.	33	2,202
Halliburton Co.	5	147
KeySpan Corp.	1	37
Nabors Industries Ltd. (b)	5	158
Noble Corp.	1	51
Rowan Cos. Inc.	8	266
Schlumberger Ltd.	11	651
Transocean Inc. (b)	6	439
XTO Energy Inc.	6	265
		5,405
Pipelines - 0.3%
El Paso Corp. (j)	3	42
Kinder Morgan Inc.	1	63
Williams Cos. Inc.	3	67
		172
FINANCIALS - 21.7%
Banks - 6.7%
Bank of America Corp.	30	1,604
Comerica Inc.	7	381
Compass Bancshares Inc.	5	296
KeyCorp.	9	329
North Fork Bancorp. Inc.	3	74
SunTrust Banks Inc.	4	294
Synovus Financial Corp.	13	385
US Bancorp.	9	282
Wachovia Corp.	9	516
Wells Fargo & Co.	8	301
		4,462
Diversified Financial Services - 8.7%
American Express Co.	4	206
Capital One Financial Corp.	2	126
CIT Group Inc.	7	326
Citigroup Inc.	21	1,060
Countrywide Financial Corp.	7	249
Fannie Mae	5	285
Franklin Resources Inc.	2	190
Freddie Mac	4	245
Goldman Sachs Group Inc.	5	767

JPMorgan Chase & Co.	11	503
Lehman Brothers Holdings Inc.	4	310
Merrill Lynch & Co. Inc.	6	475
Morgan Stanley	11	798
SLM Corp.	5	244
		5,784
Insurance - 5.2%
Aflac Inc.	3	123
Allstate Corp.	4	220
AMBAC Financial Group Inc.	1	41
American International Group Inc.	19	1,251
Cigna Corp.	2	268
Hartford Financial Services Group Inc.	1	113
Lincoln National Corp.	1	89
Loews Corp.	3	103
MBIA Inc.	2	135
MetLife Inc.	10	567
MGIC Investment Corp. (j)	4	264
Prudential Financial Inc.	1	104
Safeco Corp.	2	136
Torchmark Corp.	1	32
		3,446
Real Estate - 0.0%
Realogy Corp. (b)	1	32

Real Estate Investment Trusts - 0.9%
Apartment Investment & Management Co.	-	22
Archstone-Smith Trust	1	60
Boston Properties Inc.	1	52
Equity Office Properties Trust	2	85
Equity Residential	2	76
Kimco Realty Corp. (j)	1	47
Prologis	1	74
Public Storage Inc.	-	34
Simon Property Group Inc.	1	109
Vornado Realty Trust	1	65
		624
Savings & Loans - 0.2%
Golden West Financial Corp.	2	139
Sovereign Bancorp. Inc.	-	2
		141
HEALTH CARE - 11.9%
Biotechnology - 1.0%

Amgen Inc. (b)	7	470
Biogen Idec Inc. (b)	2	80
Genzyme Corp. (b)	1	83
Medimmune Inc. (b) (j)	1	39
		672
Healthcare Providers & Services - 5.8%
Becton Dickinson & Co.	3	191
Biomet Inc.	3	84
HCA Inc.	5	264
Health Management Associates Inc. (j)	3	52
Johnson & Johnson	14	913
Manor Care Inc.	4	199
Medtronic Inc.	7	327
Patterson Cos. Inc. (b) (j)	5	168
Quest Diagnostics Inc.	6	391
Stryker Corp.	8	412
Tenet Healthcare Corp. (b) (j)	2	19
UnitedHealth Group Inc.	7	329
WellPoint Inc. (b)	3	250
Zimmer Holdings Inc. (b)	4	243
		3,842
Pharmaceuticals - 5.2%
Abbott Laboratories	3	156
Bristol-Myers Squibb Co.	6	150
Eli Lilly & Co.	7	377
Gilead Sciences Inc. (b)	3	172
Hospira Inc. (b)	4	168
Merck & Co. Inc.	12	486
Mylan Laboratories Inc.	16	316
Pfizer Inc.	26	746
Schering-Plough Corp.	24	519
Wyeth	7	356
		3,446
INDUSTRIALS - 12.1%
Aerospace & Defense - 2.6%
Boeing Co.	7	584
Goodrich Corp.	1	32
Lockheed Martin Corp.	4	348
Raytheon Co.	9	439
Rockwell Collins Inc.	7	356
		1,759
Building Materials - 0.5%
Masco Corp.	11	310

Electronics - 0.4%
Molex Inc.	5	183
Thermo Electron Corp. (b)	1	35
		218
Environmental Control - 0.2%
Allied Waste Industries Inc. (b)	2	17
Waste Management Inc.	3	110
		127
Machinery - 0.1%
Caterpillar Inc.	1	79

Manufacturing - 6.4%
3M Corp.	4	313
Dover Corp.	6	275
General Electric Corp.	60	2,126
Honeywell Inernational Inc.	7	290
Illinois Tool Works Inc.	9	418
Ingersoll-Rand Co. Ltd. - Class A	9	360
Leggett & Platt Inc.	13	323
Tyco International Ltd.	7	196
		4,301
Packaging & Containers - 0.6%
Ball Corp.	1	24
Pactiv Corp. (b)	13	378
		402
Transportation - 1.5%
Burlington Northern Santa Fe Corp.	2	146
CSX Corp.	2	66
FedEx Corp.	2	169
Norfolk Southern Corp.	2	88
Union Pacific Corp.	1	130
United Parcel Service Inc. - Class B	6	423
		1,022
TECHNOLOGY - 10.6%
Computers - 3.5%
Apple Computer Inc. (b)	6	487
Electronic Data Systems Corp.	2	47
Hewlett-Packard Co.	15	537
International Business Machines Corp.	12	992
Lexmark International Inc. (b)	3	173
NCR Corp. (b)	1	36
Sun Microsystems Inc. (b)	18	90

		2,362
Data Processing - 0.1%
Paychex Inc.	3	92

Semiconductors - 2.3%
Analog Devices Inc.	3	82
Intel Corp.	15	301
LSI Logic Corp. (b)	16	130
Novellus Systems Inc. (b) (j)	12	332
Teradyne Inc. (b) (j)	23	303
Texas Instruments Inc.	11	365
		1,513
Software - 4.7%
Autodesk Inc. (b)	11	376
BMC Software Inc. (b)	13	340
IMS Health Inc.	13	333
Microsoft Corp.	54	1,470
Oracle Corp. (b)	33	592
		3,111
UTILITIES - 2.1%
Electric - 2.1%
Allegheny Energy Inc. (b)	3	103
Ameren Corp. (j)	2	127
Centerpoint Energy Inc. (j)	1	19
CMS Energy Corp. (b)	1	19
Constellation Energy Group Inc.	3	201
Dominion Resources Inc.	3	207
Duke Energy Corp.	5	156
Edison International Inc.	2	71
Entergy Corp.	1	78
Exelon Corp.	3	170
PG&E Corp.	2	75
Southern Co.	1	25
TXU Corp.	2	138
		1,389
Total Common Stocks (cost $56,279)		64,297

SHORT TERM INVESTMENTS - 6.9%
Money Market Fund - 3.3%
JNL Money Market Fund, 5.07% (a) (l)	2,204	2,204

Securities Lending Collateral - 3.4%
Mellon GSL Delaware Business Trust Collateral Fund (l)	2,247	2,247

GOVERNMENT SECURITIES - 0.2%
U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 4.78%, 12/07/06 (k)	120	119
Total Short Term Investments (cost $4,570)		4,570

Total Investments - 103.3% (cost $60,849)		68,867
Other Assets and Liabilities, Net - (3.3%)		-2,188
Total Net Assets - 100%		$66,679

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 97.1%
BASIC MATERIALS - 6.6%
Chemicals - 2.5%
Air Liquide (j)	4	908
Akzo Nobel NV	10	591
Asahi Kasei Corp. (j)	44	282
BASF AG	19	1,484
Bayer AG	26	1,337
Ciba Specialty Chemicals AG	3	162
Clariant AG (b) (j)	9	120
Daicel Chemical Industries Ltd.	10	69
Dainippon Ink and Chemicals Inc.	23	84
Denki Kagaku Kogyo K K (j)	14	54
Givaudan	-	189
Groupe Bruxelles Lambert SA	3	282
Hitachi Chemical Co. Ltd.	3	80
Imperial Chemical Industries Plc	44	327
Johnson Matthey Plc	8	206
JSR Corp.	7	150
Kaneka Corp.	10	95
Kansai Paint Co. Ltd.	8	60
Kingboard Chemical Holdings Ltd.	18	66
Koninklijke DSM NV	6	247
Lonza Group AG (j)	1	85
Mitsubishi Chemical Holdings Corp.	44	273
Mitsubishi Gas Chemical Co. Inc.	13	141
Mitsui Chemicals Inc.	23	166
Nippon Kayaku Co. Ltd.	7	59
Nippon Shokubai Co. Ltd. (j)	4	48
Nissan Chemical Industries Ltd.	5	59
Nitto Denko Corp.	6	350
Shin-Etsu Chemical Co. Ltd.	14	900
Showa Denko KK (j)	36	155
Solvay SA	2	294
Sumitomo Bakelite Co. Ltd.	6	45
Sumitomo Chemical Co. Ltd. (j)	55	411
Syngenta AG (b)	4	570
Taiyo Nippon Sanso Corp.	10	85
Tokuyama Corp. (j)	8	107
Tosoh Corp.	15	61
Ube Industries Ltd.	29	82
Umicore	1	140
Yara International ASA	7	99
Zeon Corp.	5	51

		10,974
Forest Products & Paper - 0.4%
Billerud AB (j)	2	26
Holmen AB	2	80
Mayr-Melnhof Karton AG	-	24
Nippon Paper Group Inc. (j)	-	112
Norske Skogindustrier ASA (j)	6	86
OJI Paper Co. Ltd. (j)	25	137
PaperlinX Ltd.	14	39
Stora Enso Oyj - Class R	20	305
Svenska Cellulosa AB	7	317
UPM-Kymmene Oyj	19	440
		1,566
Iron & Steel - 1.2%
Acerinox SA (j)	7	126
BlueScope Steel Ltd.	27	129
Boehler-Uddeholm AG	1	76
Corus Group Plc	31	224
Daido Steel Co. Ltd.	13	95
JFE Holdings Inc. (j)	20	795
Kobe Steel Ltd.	97	305
Mittal Steel Co. NV	25	881
Nippon Steel Corp.	222	913
Nisshin Steel Co. Ltd. (j)	27	80
OneSteel Ltd.	23	72
Rautaruukki Oyj	3	80
Salzgitter AG	1	126
SSAB Svenskt Stal AB - Class A (j)	5	93
SSAB Svenskt Stal AB - Class B	3	50
Sumitomo Metal Industries Ltd.	144	552
ThyssenKrupp AG (j)	13	430
Tokyo Steel Manufacturing Co. Ltd. (j)	3	54
Voestalpine AG (j)	3	138
		5,219
Mining - 2.5%
Alumina Ltd.	44	202
Anglo American Plc	52	2,154
BHP Billiton Ltd.	126	2,403
BHP Billiton Plc	88	1,526
Boliden AB	11	205
Dowa Holdings Co. Ltd. (j)	10	86
Iluka Resources Ltd. (j)	6	34
Mitsubishi Materials Corp. (j)	37	153

Mitsui Mining & Smelting Co. Ltd.	19	98
Newcrest Mining Ltd.	12	203
Nippon Light Metal Co. (j)	12	30
Outokumpu Oyj (j)	4	95
Paladin Resources Ltd. (b) (j)	14	49
Rio Tinto Ltd. (j)	10	544
Rio Tinto Plc	38	1,798
Sumitomo Metal Mining Co. Ltd. (j)	19	249
Sumitomo Titanium Corp. (j)	1	71
Toho Titanium Co. Ltd. (j)	1	62
Xstrata Plc	16	666
Zinifex Ltd.	19	163
		10,791
COMMUNICATIONS - 6.8%
Advertising - 0.3%
Aegis Group Plc	36	90
Asatsu-DK Inc.	1	33
Dentsu Inc.	-	171
Hakuhodo DY Holdings Inc. (j)	1	55
PagesJaunes Groupe SA	4	127
Publicis Groupe (j)	5	197
WPP Group Plc	42	521
		1,194
E - Commerce - 0.0%
Rakuten Inc. (j)	-	85

Internet - 0.3%
Access Co. Ltd. (b) (j)	-	57
eAccess Ltd. (j)	-	18
Index Holdings (j)	-	25
Matsui Securities Co. Ltd. (j)	4	33
SBI E*Trade Securities Co. Ltd. (j)	-	58
SBI Holdings Inc. (j)	-	142
SoftBank Corp. (j)	26	540
Trend Micro Inc. (j)	4	103
Yahoo! Japan Corp.	1	213
		1,189
Telecommunications - 4.8%
Alcatel SA	49	602
Belgacom SA	6	222
BT Group Plc	301	1,510
Cable & Wireless Plc	100	260
Deutsche Telekom AG	102	1,627

Elisa Oyj	6	122
Foxconn International Holdings Ltd. (b)	127	391
France Telecom SA (j)	61	1,403
Hellenic Telecommunications Organization SA (b)	11	281
Intracom Holdings SA (b)	3	18
KDDI Corp. (j)	-	555
Kudelski SA (j)	1	27
Nippon Telegraph & Telephone Corp.	-	923
NTT Data Corp.	-	203
Oki Electric Industry Co. Ltd. (j)	21	47
PCCW Ltd. (j)	146	89
Portugal Telecom SGPS SA	29	363
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	2	24
Royal KPN NV	70	895
Singapore Telecommunications Ltd.	253	388
Swisscom AG	1	220
Tandberg ASA	4	40
Tandberg Television ASA (b) (j)	2	17
Tele2 AB (j)	11	112
Telecom Corp. Ltd. (j)	73	207
Telecom Italia SpA	600	1,613
Telefonica SA (j)	161	2,785
Telekom Austria AG	14	348
Telenor ASA	27	356
TeliaSonera AB	66	426
Telstra Corp. Ltd. (j)	76	211
Tiscali SpA (b) (j)	8	24
Vodaphone Group Plc	1,893	4,334
		20,643
Wireless Telecommunications - 1.4%
Cosmote Mobile Telecommunications SA	4	101
Hikari Tsushin Inc.	1	31
Hutchison Telecommunications International Ltd. (b)	57	101
Mobistar SA	1	96
Nokia Oyj	147	2,918
NTT DoCoMo Inc. (j)	1	1,045
Telefonaktiebolaget LM Ericsson - Class B	534	1,852
Uniden Corp.	2	21
		6,165
CONSUMER, CYCLICAL - 14.3%
Airlines - 0.3%
Air France-KLM (j)	5	140
All Nippon Airways Co. Ltd. (j)	23	93

British Airways Plc (b)	19	149
Cathay Pacific Airways Ltd.	38	78
Deutsche Lufthansa AG	8	166
Iberia Lineas Aereas de Espana	13	35
Japan Airlines Corp. (b) (j)	36	70
Qantas Airways Ltd. (j)	36	106
Ryanair Holdings Plc (b)	1	10
SAS AB (b) (j)	2	30
Singapore Airlines Ltd.	19	175
		1,052
Apparel - 0.4%
Adidas AG	7	341
Asics Corp. (j)	6	78
Benetton Group SpA	2	31
Billabong International Ltd. (j)	7	73
Burberry Group Plc	14	139
Gunze Ltd.	6	34
Hermes International (j)	2	210
Onward Kashiyama Co. Ltd.	6	86
Puma AG Rudolf Dassler Sport	-	153
Tokyo Style Co. Ltd.	2	24
Wacoal Holdings Corp.	3	38
Yue Yuen Industrial Holdings	14	42
		1,249
Automobiles - 3.9%
Aisin Seiki Co. Ltd.	7	211
Bridgestone Corp.	22	444
Compagnie Generale des Etablissements Michelin (j)	5	375
Continental AG	5	537
DaimlerChrysler AG	33	1,652
Denso Corp.	19	657
Fiat SpA (b) (j)	19	301
GKN Plc	27	145
Hino Motors Ltd. (j)	8	43
Honda Motor Co. Ltd. (j)	56	1,889
JTEKT Corp.	7	142
NGK Spark Plug Co. Ltd. (j)	6	119
NHK Spring Co. Ltd. (j)	6	69
Nissan Motor Co. Ltd. (j)	82	917
NOK Corp. (j)	4	96
Nokian Renkaat Oyj (j)	4	68
Peugeot SA (j)	6	317
Pirelli & C SpA	91	79

Renault SA (j)	7	771
Scania AB - Class B	4	213
Sumitomo Rubber Industries Inc.	5	55
Tokai Rika Co. Ltd.	2	41
Toyoda Gosei Co. Ltd.	2	40
Toyota Motor Corp. (j)	104	5,641
Valeo SA (j)	2	84
Volkswagen AG	10	761
Volvo AB	11	684
Yamaha Motor Co. Ltd.	7	180
		16,531
Beverages - 1.4%
Alliance Boots Plc	30	438
Asahi Breweries Ltd.	13	195
C&C Group Plc	12	159
Carlsberg A/S	1	99
Coca-Cola Amatil Ltd.	18	87
Coca-Cola Hellenic Bottling Co. SA	4	128
Coca-Cola West Holdings Co. Ltd.	2	44
Diageo Plc	101	1,790
Emap Plc - Class B (b) (m)	9	19
Foster's Group Ltd.	74	356
Fraser and Neave Ltd.	34	87
Heineken NV	9	410
InBev NV	7	370
Ito En Ltd. (j)	2	72
Kirin Brewery Co. Ltd.	28	374
Lion Nathan Ltd. (j)	12	70
Pernod-Ricard SA (j)	3	550
SABMiller Plc	32	592
Sapporo Holdings Ltd. (j)	8	38
Scottish & Newcastle Plc	29	314
Takara Holdings Inc. (j)	8	47
		6,239
Distribution & Wholesale - 1.0%
Buhrmann NV	3	51
Canon Sales Co. Inc.	3	72
Esprit Holdings Ltd.	35	316
Hagemeyer NV (b)	19	93
Hitachi High-Technologies Corp.	2	65
Inchcape Plc	16	155
Itochu Corp. (j)	53	411
Jardine Cycle & Carriage Ltd.	6	44

Li & Fung Ltd.	74	183
Marubeni Corp. (j)	57	284
Mitsubishi Corp. (j)	49	919
Mitsui & Co. Ltd. (j)	56	712
Sojitz Corp. (b) (j)	14	46
Sumitomo Corp. (j)	38	474
Toyota Tsusho Corp. (j)	7	184
Wolseley Plc	21	444
		4,453
Entertainment - 0.3%
Aristocrat Leisure Ltd. (j)	13	137
bwin Interactive Entertainment AG (b) (j)	1	19
EMI Group Plc	30	150
Lottomatica SpA	2	72
OPAP SA	8	277
Oriental Land Co. Ltd. (j)	2	101
Paddy Power Plc	1	19
Partygaming Plc	33	66
Sportingbet Plc	12	43
Tabcorp Holdings Ltd.	20	228
Toho Co. Ltd.	5	104
UNiTAB Ltd. (j) (m)	5	53
William Hill Plc	14	167
		1,436
Home Builders - 0.4%
Barratt Developments Plc	9	183
Bellway Plc	4	93
Berkeley Group Holdings Plc (b)	4	98
Bovis Homes Group Plc	4	65
Daiwa House Industry Co. Ltd.	19	328
George Wimpey Plc	13	125
Haseko Corp. (b) (j)	27	93
Persimmon Plc	10	252
Sekisui Chemical Co. Ltd. (j)	16	135
Sekisui House Ltd.	20	303
Taylor Woodrow Plc	21	141
		1,816
Home Furnishings - 0.8%
Bang & Olufsen A/S (j)	-	34
Electrolux AB	9	152
Fisher & Paykel Appliances Holdings Ltd.	7	17
Matsushita Electric Industrial Co. Ltd. (j)	71	1,506
MFI Furniture Plc (b) (j)	23	41

Nobia AB	2	64
Pioneer Corp. (j)	5	92
Sony Corp.	36	1,465
Thomson (j)	9	138
Yamaha Corp. (j)	6	122
		3,631
Leisure Time - 0.3%
Amer Sports Oyj	3	66
Carnival Plc	6	302
First Choice Holidays Plc	19	70
Kuoni Reisen Holding AG (b)	-	61
Ladbrokes Plc	24	172
Namco Bandai Holdings Inc.	7	115
Round One Corp.	-	47
Sankyo Co. Ltd.	2	96
Sega Sammy Holdings Inc.	7	220
Shimano Inc.	2	64
TUI AG (j)	7	150
		1,363
Lodging - 0.2%
Accor SA (j)	8	513
Intercontinental Hotels Group Plc	13	223
NH Hoteles SA (j)	3	55
Shangri-La Asia Ltd.	40	89
Sky City Entertainment Group Ltd.	13	46
		926
Media - 1.6%
Antena 3 de Television SA (j)	3	62
APN News & Media Ltd. (j)	12	45
Arnoldo Mondadori Editore SpA	4	36
British Sky Broadcasting Plc	42	428
Daily Mail & General Trust	11	124
Emap Plc	8	107
Eniro AB	5	65
Fuji Television Network Inc.	-	36
Gruppo Editoriale L'Espresso SpA (j)	8	40
Independent News & Media Plc	22	65
ITV Plc	180	326
John Fairfax Holdings Ltd. (j)	33	103
Lagardere SCA (j)	4	322
M6-Metropole Television SA	2	66
Mediaset SpA	27	295
Modern Times Group AB - Class B (b)	2	93

Pearson Plc	29	406
Premiere AG (b) (j)	2	26
Promotora de Informaciones SA (j)	2	35
ProSiebenSat.1 Media AG	3	85
Publishing & Broadcasting Ltd.	5	71
Reed Elsevier NV	25	418
Reed Elsevier Plc	45	501
Reuters Group Plc	46	372
Sanomawsoy Oyj (j)	2	63
Schibsted ASA (j)	1	40
Seat Pagine Gialle SpA (j)	153	76
Singapore Press Holdings Ltd.	51	132
Sky Network Television Ltd.	10	35
Societe Television Francaise 1 (j)	4	130
Sogecable SA (b) (j)	2	54
Television Broadcasts Ltd.	12	65
Tokyo Broadcasting System Inc.	1	21
Trinity Mirror Plc	10	93
United Business Media Plc	10	119
Vivendi SA	42	1,502
Wolters Kluwer NV	11	283
Yell Group Plc	28	310
		7,050
Office & Business Equipment - 0.7%
Canon Inc.	39	2,009
Kokuyo Co. Ltd. (j)	3	52
Neopost SA (j)	1	145
OCE NV	2	37
Ricoh Co. Ltd.	24	477
Seiko Epson Corp.	5	128
		2,848
Retail - 2.6%
Aeon Co. Ltd.	21	516
Aoyama Trading Co. Ltd. (j)	2	74
Autobacs Seven Co. Ltd.	1	31
Autogrill SpA	3	49
Bulgari SpA	5	66
Carphone Warehouse Group Plc	13	75
Circle K Sunkus Co. Ltd.	1	26
Citizen Watch Co. Ltd. (j)	14	111
Coles Myer Ltd.	42	453
Compagnie Financiere Richemont AG (j)	19	910
Daimaru Inc.	8	99

DCC Plc	3	73
D'ieteren SA	-	26
Douglas Holding AG	1	45
DSG International Plc	63	260
EDION Corp.	3	48
Enterprise Inns Plc	12	231
FamilyMart Co. Ltd.	2	66
Fast Retailing Co. Ltd.	2	169
Folli - Follie SA	-	9
Germanos SA	2	37
Giordano International Ltd.	44	21
Grafton Group Plc (b)	8	111
GUS Plc	32	577
Hankyu Department Stores (j)	5	42
Harvey Norman Holdings Ltd. (j)	16	42
Hennes & Mauritz AB - Class B	17	722
HMV Group Plc	10	31
Inditex SA (j)	8	362
Isetan Co. Ltd. (j)	7	125
KarstadtQuelle AG (b) (j)	2	45
Kesa Electrical Plc	20	121
Kingfisher Plc	84	384
Lawson Inc.	2	77
Louis Vuitton Moet Hennessy SA (j)	9	915
Marks & Spencer Group Plc	61	735
Marui Co. Ltd. (j)	11	161
Matsumotokiyoshi Co. Ltd.	1	26
Mitchells & Butlers Plc	20	222
Mitsukoshi Ltd. (j)	13	58
Next Plc	8	291
Nitori Co. Ltd. (j)	1	66
PPR SA (j)	2	350
Punch Taverns Plc	9	168
Ryohin Keikaku Co. Ltd.	1	49
Seven & I Holdings Co. Ltd.	30	961
Shimachu Co. Ltd.	1	41
Shimamura Co. Ltd.	1	59
Signet Group Plc	58	119
Sonae SGPS SA	25	44
Swatch Group AG (j)	2	78
Swatch Group AG - Class B	1	223
Takashimaya Co. Ltd.	10	127
UNY Co. Ltd.	5	66

USS Co. Ltd.	1	60
Warehouse Group Ltd.	6	24
Whitbread Plc	8	189
Yamada Denki Co. Ltd.	3	311
		11,377
Storage/Warehousing - 0.0%
Mitsubishi Logistics Corp. (j)	5	80

Textiles - 0.2%
Kuraray Co. Ltd. (j)	13	145
Mitsubishi Rayon Co. Ltd. (j)	18	119
Nisshinbo Industries Inc.	6	63
Teijin Ltd.	29	156
Texwinca Holdings Ltd.	16	10
Toray Industries Inc.	47	354
Toyobo Co. Ltd.	22	58
		905
Toys & Hobbies - 0.2%
Nintendo Co. Ltd.	4	742

CONSUMER, NON-CYCLICAL - 7.3%
Agriculture - 0.0%
Noble Group Ltd. (j)	20	13

Commercial Services - 1.3%
ABC Learning Centres Ltd. (j)	10	50
Abertis Infraestructuras SA (j)	8	211
Adecco SA	5	292
Aggreko Plc	8	52
Autostrade SpA (j)	10	283
Benesse Corp. (j)	2	85
Brambles Industries Ltd. (j)	35	332
Brambles Industries Plc	26	235
Brisa-Auto Estradas de Portugal SA (j)	11	122
Bunzl Plc	12	154
Capita Group Plc	23	239
Cintra Concesiones De Infraestructuras De Transpo (j)	6	89
Dai Nippon Printing Co. Ltd. (j)	22	340
Davis Service Group Plc	5	41
De La Rue Plc	5	53
Goodwill Group Inc.	-	27
Group 4 Securicor Plc	39	124
Hays Plc	52	140

Intertek Group Plc	6	82
Kamigumi Co. Ltd.	8	62
KK DaVinci Advisors (b) (j)	-	38
Meitec Corp.	1	43
Michael Page International Plc	11	79
Park24 Co. Ltd.	2	59
Randstad Holdings NV	2	88
Rank Group Plc	20	88
Rentokil Initial Plc	62	169
Secom Co. Ltd.	8	371
Securitas AB - Class B	11	137
Securitas Direct AB - Class B (b)	11	27
Securitas Systems AB - Class B (b)	11	41
Serco Group Plc	15	105
SGS SA	-	159
Societe Des Autoroutes Paris-Rhin-Rhone (j)	1	68
Sydney Roads Group (b)	29	24
TIS Inc.	1	19
Toppan Printing Co. Ltd. (j)	20	222
Transurban Group (j)	29	159
Vedior NV	6	109
		5,018
Cosmetics & Personal Care - 0.5%
Aderans Co. Ltd.	1	31
Beiersdorf AG	2	97
Kao Corp.	18	480
Kose Corp. (j)	1	47
L'Oreal SA (j)	10	1,055
Oriflame Cosmetics SA (j)	2	53
Shiseido Co. Ltd. (j)	13	260
Uni-Charm Corp.	2	83
		2,106
Food - 4.3%
Ajinomoto Co. Inc.	22	236
Axfood AB	1	39
Cadbury Schweppes Plc	76	806
Carrefour SA (j)	22	1,367
Casino Guichard Perrachon SA (j)	2	126
Colruyt SA (j)	1	100
Compass Group Plc	79	397
Danisco A/S (j)	2	153
Delhaize Group	3	224
East Asiatic Co. Ltd. A/S	1	26

Ebro Puleva SA (j)	3	66
Fyffes Plc	7	13
Goodman Fielder Ltd.	35	56
Greencore Group Plc	3	16
Groupe Danone (j)	9	1,210
House Foods Corp.	2	35
IAWS Group Plc	4	79
J Sainsbury Plc (j)	53	375
Jeronimo Martins	1	22
Katokichi Co. Ltd. (j)	5	40
Kerry Group Plc	4	103
Kesko Oyj	2	93
Kikkoman Corp. (j)	6	70
Koninklijke Ahold NV (b)	55	584
Meiji Dairies Corp. (j)	10	68
Meiji Seika Kaisha Ltd. (j)	12	61
Metro AG	5	304
Nestle SA	15	5,060
Nichirei Corp.	7	37
Nippon Meat Packers Inc.	7	79
Nisshin Seifun Group Inc.	7	72
Nissin Food Products Co. Ltd.	3	99
Olam International Ltd.	16	17
Orkla ASA	7	324
PAN Fish ASA (b)	104	82
QP Corp.	5	43
Royal Numico NV	6	285
Sodexho Alliance SA (j)	3	179
Suedzucker AG	2	60
Tate & Lyle Plc	18	237
Tesco Plc	285	1,922
Toyo Suisan Kaisha Ltd.	3	43
Unilever NV	62	1,523
Unilever Plc	45	1,101
Want Want Holdings Ltd.	9	14
Woolworths Ltd.	43	649
Yakult Honsha Co. Ltd. (j)	4	106
Yamazaki Baking Co. Ltd. (j)	3	29
		18,630
Household Products - 0.3%
Henkel KGaA	2	285
Husqvarna AB - Class B (b)	9	111
Pacific Brands Ltd. (j)	22	42

Reckitt Benckiser Plc	22	893
Societe BIC SA (j)	1	53
Toto Ltd. (j)	9	85
		1,469
Tobacco - 0.9%
Altadis SA	10	453
British American Tobacco Plc	56	1,525
Gallaher Group Plc	23	381
Imperial Tobacco Group Plc	25	823
Japan Tobacco Inc.	-	618
Swedish Match AB	11	179
		3,979
ENERGY - 7.8%
Alternative Energy - 0.0%
Solarworld AG (j)	1	65

Oil & Gas - 7.8%
Acergy SA (b) (j)	7	127
Alinta Ltd.	9	80
Australian Gas Light Co. Ltd. (j)	17	271
BG Group Plc	126	1,534
BP Plc	716	7,807
Caltex Australia Ltd.	5	91
Centrica Plc	132	803
Det Norske Oljeselskap ASA (b) (j)	26	37
ENI SpA (j)	94	2,779
Fugro NV	2	80
Gas Natural SDG SA	6	236
Gaz de France SA (j)	7	272
Hellenic Petroleum SA	3	37
Hong Kong & China Gas Co.	132	309
Inpex Holdings Inc. (b)	-	238
Lundin Petroleum AB (b) (j)	8	88
Motor Oil Hellas Corinth Refineries SA	2	45
Neste Oil Oyj	5	143
Nippon Mining Holdings Inc.	32	223
Nippon Oil Corp. (j)	46	339
Norsk Hydro ASA	25	559
Ocean Rig ASA (b)	7	45
OMV AG	6	304
Origin Energy Ltd. (j)	30	150
Osaka Gas Co. Ltd. (j)	72	251
Petroleum Geo-Services ASA (b)	2	97

ProSafe ASA	2	93
Repsol YPF SA	33	987
Royal Dutch Shell Plc	237	7,936
Santos Ltd.	20	168
SBM Offshore NV	5	123
Seadrill Ltd. (b)	8	110
Showa Shell Sekiyu KK	7	75
Singapore Petroleum Co. Ltd.	3	9
Snam Rete Gas SpA	35	168
Statoil ASA	23	546
Technip SA (j)	4	224
TGS-Nopec Geophysical Co. ASA (b) (j)	3	54
Tokyo Gas Co. Ltd.	80	401
TonenGeneral Sekiyu KK (j)	10	90
Total SA (j)	79	5,216
Woodside Petroleum Ltd.	17	499
		33,644
FINANCIALS - 29.5%
Banks - 17.7%
77 Bank Ltd.	12	84
ABN AMRO Holding NV	65	1,909
Allied Irish Banks Plc	32	847
Alpha Bank AE	14	367
Australia & New Zealand Banking Group Ltd.	66	1,323
Banca Intesa SpA	177	1145
Banca Monte dei Paschi di Siena SpA (j)	38	232
Banca Popolare di Milano SCRL	15	199
Banche Popolari Unite SCRL	12	330
Banco Bilbao Vizcaya Argentaria SA	122	2,826
Banco BPI SA	11	80
Banco Comercial Portugues SA (j)	75	233
Banco Espirito Santo SA	6	99
Banco Popolare di Verona e Novara SCRL	13	366
Banco Popular Espanol SA	31	509
Banco Santander Central Hispano SA	214	3,382
Bank of East Asia Ltd.	54	247
Bank of Fukuoka Ltd. (j)	21	154
Bank of Ireland	35	692
Bank of Kyoto Ltd. (j)	9	91
Bank of Yokohama Ltd.	43	339
Barclays Plc	234	2,949
BNP Paribas	30	3,223
BOC Hong Kong Holdings Ltd.	133	299

Capitalia SpA	59	492
China Bank Ltd.	26	232
Commerzbank AG	23	762
Commonwealth Bank of Australia	46	1,584
Credit Agricole SA (j)	22	953
Credit Suisse Group	43	2,471
Danske Bank A/S	15	594
DBS Group Holdings Ltd.	40	484
Depfa Bank Plc	13	235
Deutsche Bank AG	19	2,251
Deutsche Postbank AG	2	164
Dexia	21	542
DNB Nor Bank ASA	23	282
EFG Eurobank Ergasias SA	9	261
Erste Bank der Oesterreichischen Sparkassen AG	7	409
Fortis	42	1,715
Gunma Bank Ltd.	13	96
Hang Seng Bank Ltd.	27	344
HBOS Plc	137	2,709
Hokugin Financial Group Inc.	40	151
HSBC Holdings Plc	412	7,522
Hypo Real Estate Holding AG	5	309
Joyo Bank Ltd.	26	154
Jyske Bank AS (b)	2	114
KBC Groep NV	7	701
Lloyds TSB Group Plc	202	2,040
Mitsubishi UFJ Financial Group Inc.	-	3,989
Mitsui Trust Holding Inc.	22	250
Mizuho Financial Group Inc.	-	2,683
National Australia Bank Ltd.	58	1,584
National Bank of Greece SA	13	577
Nishi-Nippon City Bank Ltd.	18	88
Nordea Bank AB	76	994
OKO Bank	3	54
Oversea-Chinese Banking Corp.	89	365
Piraeus Bank SA	7	188
Raiffeisen International Bank Holding AG	1	127
Resona Holdings Inc. (j)	-	497
Royal Bank of Scotland Group Plc	115	3,957
SanPaolo IMI SpA	40	852
Sapporo Hokuyo Holdings Inc.	-	109
Shinsei Bank Ltd.	50	305
Shizuoka Bank Ltd. (j)	21	228

Skandinaviska Enskilda Banken AB	16	440
Societe Generale - Class A (j)	13	1,990
Sumitomo Mitsui Financial Group Inc.	-	2,320
Sumitomo Trust & Banking Co. Ltd.	46	481
Suncorp-Metway Ltd.	20	335
Suruga Bank Ltd.	8	100
Svenska Handelsbanken - Class A	18	497
Sydbank A/S	2	75
UniCredito Italiano SpA	281	2,334
United Overseas Bank Ltd.	41	421
Westpac Banking Corp.	66	1,121
Wing Hang Bank Ltd.	7	64
		76,521
Diversified Financial Services - 3.4%
3i Group Plc	17	300
Acom Co. Ltd. (j)	3	117
Aeon Credit Service Co. Ltd.	3	65
Aiful Corp. (j)	3	98
AmvesCap Plc	27	298
Australian Stock Exchange Ltd.	6	153
Babcock & Brown Ltd.	8	120
Banca Fideuram SpA	11	73
Cattles Plc	12	84
Challenger Financial Services Group Ltd. (j)	18	46
Close Brothers Group Plc	4	81
Collins Stewart Tullett Plc (j)	7	113
Credit Saison Co. Ltd.	6	236
D Carnegie AB	2	44
Daiwa Securities Group Inc. (j)	46	537
Deutsche Boerse AG	4	562
Euronext NV	3	313
Hellenic Exchanges Holding SA	1	17
Hitachi Capital Corp.	1	23
Hong Kong Exchanges and Clearing Ltd.	38	277
Hutchison Whampoa Ltd.	77	680
ICAP Plc	17	161
Investec Plc	11	108
Irish Life & Permanent Plc	10	253
Jafco Co. Ltd. (j)	1	50
London Stock Exchange Group Plc (j)	7	168
Macquarie Bank Ltd.	9	459
Man Group Plc (j)	64	536
Mediobanca SpA	17	372

Melco International Development Ltd.	21	45
Mitsubishi UFJ Securities Co. (j)	9	113
MLP AG (j)	2	50
Nikko Cordial Corp. (j)	30	342
Nomura Holdings Inc.	64	1,127
OMX AB	3	58
ORIX Corp.	3	907
Perpetual Ltd. (j)	1	72
Promise Co. Ltd. (j)	3	107
Provident Financial Plc	9	105
Sampo Oyj	15	309
Schroders Plc	4	73
SFCG Co. Ltd.	-	42
Shinko Securities Co. Ltd.	15	59
Singapore Exchange Ltd.	31	87
Takefuji Corp.	4	189
Tower Ltd. (b)	7	15
UBS AG	74	4,451
		14,495
Insurance - 5.4%
Aegon NV	52	979
Alleanza Assicurazioni SpA (j)	15	175
Allianz AG	15	2,531
AMP Ltd. (j)	66	441
Assicurazioni Generali SpA	35	1,294
Aviva Plc	92	1,347
AXA Asia Pacific Holdings Ltd. (j)	31	149
AXA SA (j)	60	2,213
CNP Assurances	2	153
Codan Group AS (j)	-	32
Corporacion Mapfre SA (j)	4	81
Fondiaria-Sai SpA	2	104
Friends Provident Plc	61	221
ING Groep NV	67	2,968
Insurance Australia Group Ltd. (j)	59	233
Legal & General Group Plc	230	613
Mediolanum SpA	10	71
Millea Holdings Inc. (m)	26	886
Mitsui Sumitomo Insurance Co. Ltd.	43	538
Muenchener Rueckversicherungs AG	7	1,116
Old Mutual Plc	184	576
Prudential Plc (l)	88	1,090
QBE Insurance Group Ltd.	29	535

Resolution Plc	25	295
Royal & Sun Alliance Insurance Group	105	293
SCOR (j)	27	66
Sompo Japan Insurance Inc.	31	406
Standard Life Plc (b)	75	379
Storebrand ASA	9	97
Swiss Reinsurance	12	934
T&D Holdings Inc.	9	615
Topdanmark A/S (b)	1	91
TrygVesta AS (j)	1	58
Unipol SpA	30	87
Wiener Staedtische Versicherung AG	1	69
Zurich Financial Services AG	5	1,288
		23,024
Investment Companies - 0.1%
Macquarie Airports	19	44
Macquarie Communications Infrastructure Group (j)	10	45
Macquarie Infrastructure Group	86	205
		294
Real Estate - 2.5%
Allgreen Properties Ltd.	11	10
British Land Co. Plc	18	468
Brixton Plc	8	78
CapitaLand Ltd.	41	130
Castellum AB	5	61
Centro Properties Group (j)	29	174
CFS Retail Property Trust	52	78
Cheung Kong Holdings Ltd.	53	569
City Developments Ltd.	17	115
Commonwealth Property Office Fund	58	61
Daito Trust Construction Co. Ltd.	3	168
DB RREEF Trust (j)	88	105
Fabege AB	3	62
Fadesa Immobilaria SA (j)	2	74
GPT Group	70	244
Great Portland Estates Plc	6	71
Hammerson Plc	10	236
Hang Lung Properties Ltd.	63	135
Henderson Land Development Co. Ltd.	25	141
Hopewell Holdings Ltd.	23	66
Hysan Development Co. Ltd.	25	64
Immoeast Immobilien Anlagen AG (b)	10	122
IMMOFINANZ Immobilien Anlagen AG (b)	17	202

ING Industrial Fund (j)	34	60
Inmobiliaria Colonial SA (m)	1	96
Investa Property Group (j)	56	102
IVG Immobilien AG	3	103
Keppel Corp. Ltd.	19	177
Keppel Land Ltd.	9	28
Kerry Properties Ltd. (j)	20	71
Kiwi Income Property Trust	16	14
Kungsleden AB	6	65
Land Securities Group Plc	17	610
Lend Lease Corp. Ltd. (j)	13	158
Leopalace21 Corp.	4	161
Liberty International Plc	9	211
Macquarie Goodman Group	47	230
Meinl European Land Ltd. (b)	5	105
Mirvac Group (j)	32	112
Mitsubishi Estate Co. Ltd.	42	917
Mitsui Fudosan Co. Ltd.	30	682
New World Development Co. Ltd.	94	161
NTT Urban Development Corp.	-	56
PSP Swiss Property AG (b) (j)	2	78
Shun Tak Holdings Ltd.	30	35
Singapore Land Ltd.	3	15
Sino Land Co. (j)	44	78
Slough Estates Plc	18	218
Stockland	48	267
Sumitomo Realty & Development Co. Ltd.	14	411
Sun Hung Kai Properties Ltd.	50	546
Swire Pacific Ltd.	33	345
Tokyo Tatemono Co. Ltd.	11	124
Tokyu Land Corp. (j)	13	123
UOL Group Ltd.	15	32
Westfield Group	54	763
Wharf Holdings Ltd.	46	158
Wihlborgs Fastigheter AB	1	13
Wing Tai Holdings Ltd.	14	17
		10,776
Real Estate Investment Trusts - 0.4%
Ascendas Real Estate Investment Trust	29	38
CapitaMall Trust	23	37
Cofinimmo SA	-	32
Corio NV	1	104
Gecina SA	-	64

Japan Prime Realty Investment Corp.	-	48
Japan Real Estate Investment Corp. (j)	-	85
Japan Retail Fund Investment Corp. (j)	-	59
Klepierre (j)	1	112
Link Real Estate Investment Trust	81	168
Macquarie Office Trust	67	74
Nippon Building Fund Inc.	-	173
Nomura Real Estate Office Fund Inc.	-	64
Rodamco Europe NV	2	234
Suntec Real Estate Investment Trust	18	17
Unibail (j)	2	355
Wereldhave NV	1	74
		1,738
HEALTH CARE - 7.4%
Biotechnology - 0.1%
Novozymes A/S	2	127
Qiagen NV (b)	5	76
Zeltia SA (b) (j)	5	34
		237
Healthcare Providers & Services - 0.6%
Capio AB (b)	3	80
Cie Generale D'Optique Essilor International SA (j)	3	357
Cochlear Ltd. (j)	2	78
Coloplast A/S	1	68
DCA Group Ltd. (j)	17	42
Elekta AB - Class B	3	60
Fisher & Paykel Healthcare Corp.	21	58
Fresenius Medical Care AG & Co. KGaA	2	301
Getinge AB - Class B	7	119
GN Store Nord (j)	7	112
Haw Par Corp. Ltd.	3	13
Luxottica Group SpA	5	154
Nobel Biocare Holding AG (j)	1	206
Parkway Holdings Ltd.	18	32
Phonak Holding AG	2	96
Smith & Nephew Plc	35	319
Sonic Healthcare Ltd. (j)	9	86
SSL International Plc	8	51
Straumann Holding AG (j)	-	62
Synthes Inc.	2	178
Terumo Corp.	6	224
William Demant Holding (b) (j)	1	86
		2,782

Pharmaceuticals - 6.7%
Alfresa Holdings Corp.	1	51
Altana AG (j)	2	132
Astellas Pharma Inc. (j)	19	770
AstraZeneca Plc	56	3,529
Celesio AG	3	168
Chugai Pharmaceutical Co. Ltd.	10	223
CSL Ltd.	7	272
Daiichi Sankyo Co. Ltd. (j)	27	756
Eisai Co. Ltd. (j)	9	430
Elan Corp. Plc (b)	16	248
GlaxoSmithKline Plc	209	5,565
H Lundbeck A/S	2	35
Kaken Pharmaceutical Co. Ltd.	2	14
Kyowa Hakko Kogyo Co. Ltd.	10	70
Mayne Nickless Ltd. (j)	24	60
Mayne Pharma Ltd.	26	83
Mediceo Paltac Holdings Co. Ltd.	7	133
Merck KGaA	2	204
Novartis AG	84	4,888
Novo-Nordisk A/S - Class B	9	653
Omega Pharma SA	1	43
Orion OYJ (b) (j)	3	53
Roche Holding AG	25	4,370
Sanofi-Aventis (j)	37	3,255
Santen Pharmaceutical Co. Ltd. (j)	3	76
Serono SA - Class B (j)	-	152
Shionogi & Co. Ltd.	11	202
Suzuken Co. Ltd.	2	85
Taisho Pharmaceutical Co. Ltd. (j)	6	115
Takeda Pharmaceutical Co. Ltd. (j)	32	2,003
Tanabe Seiyaku Co. Ltd.	8	100
UCB SA (j)	3	209
		28,947
INDUSTRIALS - 9.8%
Aerospace & Defense - 0.7%
BAE Systems Plc	117	865
Cobham Plc	39	132
European Aeronautic Defence and Space Co. NV	12	335
Finmeccanica SpA	10	230
Meggitt Plc	13	77
Rolls-Royce Group Plc (b)	63	530
Safran SA (j)	6	115

Thales SA	3	137
Zodiac SA (j)	2	96
		2,517
Building Materials - 1.5%
Aker Kvaerner ASA	1	79
Asahi Glass Co. Ltd.	35	431
Boral Ltd.	19	103
Central Glass Co. Ltd. (j)	8	44
Cie de Saint-Gobain (j)	11	817
Cimpor Cimentos de Portugal SA	10	69
CRH Plc	20	663
CSR Ltd.	29	65
Daikin Industries Ltd.	9	252
Fletcher Building Ltd.	15	84
FLSmidth & Co. A/S	2	72
Geberit AG (j)	-	165
Hanson Plc	26	371
Holcim Ltd. (j)	7	579
Imerys SA (j)	1	86
Italcementi SpA (j)	2	63
James Hardie Industries NV	16	90
JS Group Corp. (j)	10	201
Kingspan Group Plc	5	97
Lafarge SA (j)	5	702
Matsushita Electric Works Ltd.	12	127
Nippon Sheet Glass Co. Ltd. (j)	14	66
Rinker Group Ltd.	33	338
Rinnai Corp. (j)	2	46
Sanwa Shutter Corp. (j)	9	51
Sonae Industria SGPS SA (b)	3	24
Sumitomo Osaka Cement Co. Ltd. (j)	13	39
Taiheiyo Cement Corp.	33	122
Titan Cement Co. SA	2	91
Travis Perkins Plc	4	138
Wienerberger AG	3	128
		6,203
Diversified Machinery - 0.5%
Alstom (b) (j)	4	354
Amada Co. Ltd.	13	131
Andritz AG	-	52
Ebara Corp. (j)	15	54
Heidelberger Druckmaschinen AG	2	81
Komori Corp.	2	41

Kone Oyj	3	128
Kubota Corp. (j)	41	337
MAN AG	5	389
Metso Oyj	4	165
Rieter Holding AG	-	76
SIG Holding AG (b)	-	68
Sumitomo Heavy Industries Ltd.	22	184
Toyota Industries Corp.	7	305
		2,365
Electronics - 1.5%
Advantest Corp. (j)	6	287
Alps Electric Co. Ltd. (j)	6	61
Barco NV	-	45
Dainippon Screen Manufacturing Co. Ltd.	7	64
Electrocomponents Plc	16	82
Fanuc Ltd.	7	515
Hirose Electric Co. Ltd.	1	146
Hoya Corp. (j)	15	550
Ibiden Co. Ltd.	5	254
Keyence Corp.	1	304
Koninklijke Philips Electronics NV	45	1,583
Kyocera Corp.	6	505
Mabuchi Motor Co. Ltd. (j)	1	67
Minebea Co. Ltd.	12	66
Mitsumi Electric Co. Ltd. (j)	3	43
Murata Manufacturing Co. Ltd. (j)	7	514
NEC Corp. (j)	72	396
NGK Insulators Ltd. (j)	10	141
Nippon Electric Glass Co. Ltd.	8	176
Omron Corp.	8	206
Premier Farnell Plc	11	37
Taiyo Yuden Co. Ltd. (j)	3	45
Tokyo Seimitsu Co.Ltd. (j)	1	63
Venture Corp. Ltd.	8	63
Yaskawa Electric Corp. (j)	7	69
Yokogawa Electric Corp.	7	92
		6,374
Engineering & Construction - 1.3%
ABB Ltd.	71	941
Acciona SA	1	149
ACS Actividades Construccion Y Servicios SA	9	417
Amec Plc	11	76
Auckland International Airport Ltd.	27	36

Balfour Beatty Plc	16	120
Bilfinger Berger AG	1	71
Bouygues (j)	7	385
Cheung Kong Infrastructure Holdings Ltd. (j)	14	43
Chiyoda Corp.	5	98
COMSYS Holdings Corp.	5	55
Downer EDI Ltd.	9	39
Flughafen Wien AG	-	19
Fomento de Construcciones y Contratas SA (j)	2	126
Grupo Ferrovial SA (j)	2	178
Hellenic Technodomiki Tev SA	4	34
Hochtief AG	1	85
JGC Corp.	7	117
Kajima Corp. (j)	30	137
Kinden Corp.	5	41
Leighton Holdings Ltd. (j)	5	78
Linde AG	4	361
Multiplex Group (j)	18	49
Nishimatsu Construction Co. Ltd. (j)	8	30
Obayashi Corp. (j)	23	162
Okumura Corp.	6	33
Sacyr Vallehermoso SA (j)	4	179
SembCorp Industries Ltd.	32	67
Shimizu Corp.	20	114
Singapore Technologies Engineering Ltd.	44	79
Skanska AB	14	228
Taisei Corp. (j)	33	118
Technical Olympic SA	2	8
Toda Corp.	6	28
Vinci SA (j)	8	862
WorleyParsons Ltd. (j)	5	59
YIT Oyj	4	91
		5,713
Environmental Control - 0.0%
Kurita Water Industries Ltd.	5	87
Tomra Systems ASA (j)	6	35
		122
Hand & Machine Tools - 0.4%
Fuji Electric Holdings Co. Ltd.	20	102
KCI Konecranes Oyj	2	30
Makita Corp.	4	109
Nidec Corp. (j)	4	302
OSG Corp. (j)	3	43

Sandvik AB	36	410
Schindler Holding AG	2	88
SMC Corp.	2	265
Techtronic Industries Co.	40	59
THK Co. Ltd.	4	99
		1,507
Machinery - 0.3%
Atlas Copco AB - Class A	12	325
Atlas Copco AB - Class B	7	178
Daifuku Co. Ltd. (j)	3	38
Hitachi Construction Machinery Co. Ltd.	4	78
Japan Steel Works Ltd. (j)	12	82
Komatsu Ltd. (j)	33	570
Okuma Corp. (j)	5	44
Rheinmetall AG	1	86
		1,401
Manufacturing - 1.6%
AGFA-Gevaert NV	3	81
Alfa Laval AB	3	105
Amano Corp.	2	26
Ansell Ltd.	4	33
Arrk Corp.	2	29
BBA Group Plc (j)	19	93
Charter Plc (b)	5	86
Cookson Group Plc	6	61
FKI Plc	18	30
FUJIFILM Holdings Corp.	18	649
Futuris Corp. Ltd. (j)	25	38
Glory Ltd.	2	43
IMI Plc	12	116
Invensys Plc (b)	29	112
Ishikawajima-Harima Heavy Industries Co. Ltd. (j)	45	138
Kawasaki Heavy Industries Ltd. (j)	48	159
Konica Minolta Holdings Inc. (b)	18	234
Mitsubishi Heavy Industries Ltd. (j)	117	484
Nikon Corp. (j)	10	207
NKT Holding A/S	1	60
Olympus Corp.	8	236
Orica Ltd. (j)	12	196
RHI AG (b)	1	42
Siemens AG	30	2,660
Smiths Group Plc	20	338
Sulzer AG	-	101

Tomkins Plc	33	144
Trelleborg AB	3	62
Uponor Oyj	2	48
Wartsila Oyj	2	85
Wesfarmers Ltd.	13	350
		7,046
Metal Fabrication & Hardware - 0.2%
Assa Abloy AB	11	210
Hoganas AB (j)	1	16
NSK Ltd.	15	127
NTN Corp. (j)	14	111
SKF AB	15	222
Vallourec SA (j)	1	309
Viohalco SA	4	38
		1,033
Packaging & Containers - 0.1%
Amcor Ltd.	32	178
Rexam Plc	19	208
Toyo Seikan Kaisha Ltd. (j)	5	103
		489
Shipbuilding - 0.0%
Mitsui Engineering & Shipbuilding Co. Ltd.	23	75
SembCorp Marine Ltd. (j)	21	44
		119
Transportation - 1.7%
AP Moller - Maersk A/S (j)	-	325
Arriva Plc	7	88
Cargotec Corp. - Class B	1	61
Central Japan Railway Co.	-	608
ComfortDelgro Corp. Ltd.	67	71
Compagnie Maritime Belge SA	1	21
Cosco Corp. Singapore Ltd.	18	19
D/S Torm A/S (j)	-	17
Deutsche Post AG	28	740
DSV A/S	1	128
East Japan Railway Co. (j)	-	860
Euronav NV	-	14
Firstgroup Plc	15	134
Frontline Ltd. (j)	2	74
Hankyu Hanshin Holdings Inc.	27	169
Hanshin Electric Railway Co. Ltd. (j) (m)	8	70
Kawasaki Kisen Kaisha Ltd. (j)	17	107
Keihin Electric Express Railway Co. Ltd. (j)	14	102

Keio Corp. (j)	19	127
Keisei Electric Railway Co. Ltd. (j)	12	74
Kintetsu Corp. (j)	61	191
Kuehne & Nagel International AG (j)	2	130
Mitsui OSK Lines Ltd. (j)	40	296
MTR Corp.	48	119
National Express Group Plc	5	87
Neptune Orient Lines Ltd.	11	14
Nippon Express Co. Ltd. (j)	27	145
Nippon Yusen KK (j)	39	237
Odakyu Electric Railway Co. Ltd. (j)	22	140
Orient Overseas International Ltd.	10	40
Petrojarl ASA (b) (j)	2	21
Seino Holdings Corp.	6	71
Singapore Post Ltd.	42	27
SMRT Corp. Ltd.	14	10
Stagecoach Group Plc	32	76
Stolt-Nielsen SA	1	29
TNT NV	15	572
Tobu Railway Co. Ltd. (j)	27	136
Tokyu Corp. (j)	40	275
Toll Holdings Ltd. (j)	20	224
West Japan Railway Co.	-	261
Yamato Holdings Co. Ltd.	14	203
		7,113
TECHNOLOGY - 1.7%
Computers - 0.6%
Atos Origin (b)	2	130
Cap Gemini SA	4	230
Computershare Ltd.	18	101
Creative Technology Ltd. (j)	2	13
CSK Holdings Corp. (j)	2	96
Fujitsu Ltd.	68	561
Getronics NV	3	22
Indra Sistemas SA	5	100
Itochu Techno-Solutions Corp. (j)	1	61
LogicaCMG Plc	36	105
Logitech International SA (b) (j)	6	123
NET One Systems Co. Ltd. (j)	-	21
Obic Co. Ltd. (j)	-	42
Otsuka Corp.	1	64
TDK Corp.	5	360
Tietoenator Oyj	3	78

Wincor Nixdorf AG	-	72
WM-data AB (j)	13	46
		2,225
Semiconductors - 0.6%
ARM Holdings Plc	48	104
ASM Pacific Technology Ltd.	6	29
ASML Holding NV (b)	17	403
Chartered Semiconductor Manufacturing Ltd. (b) (j)	40	30
CSR Plc (b)	4	66
Elpida Memory Inc. (b) (j)	4	159
Infineon Technologies AG (b)	27	320
Micronas Semiconductor Hold (b) (j)	1	20
NEC Electronics Corp. (b) (j)	1	38
OC Oerlikon Corp. AG (b) (j)	-	81
Rohm Co. Ltd.	4	353
Sanken Electric Co. Ltd.	3	39
Shinko Electric Industries Co. Ltd.	3	70
Solomon Systech International Ltd.	43	8
STATS ChipPAC Ltd. (b)	51	31
STMicroelectronics NV	24	420
Sumco Corp.	2	119
Tokyo Electron Ltd.	6	429
		2,719
Software - 0.5%
Business Objects SA (b) (j)	3	107
Dassault Systemes SA (j)	2	112
FUJI Soft Inc.	1	23
Konami Corp. (j)	3	81
Misys Plc	19	80
Nomura Research Institute Ltd.	1	111
Oracle Corp. Japan (j)	1	43
Sage Group Plc	43	204
SAP AG	8	1,587
Telelogic AB (b)	5	10
		2,358
UTILITIES - 5.9%
Electric - 5.5%
Bekaert SA	-	49
Casio Computer Co. Ltd.	9	175
Chubu Electric Power Co. Inc. (j)	24	629
CLP Holdings Ltd.	64	390
Contact Energy Ltd.	8	37
E.ON AG	22	2,658

Electric Power Development Co. Ltd. (j)	6	200
Endesa SA	34	1,465
Enel SpA	156	1,422
Energias de Portugal SA	72	312
Fortum Oyj	16	413
Fujikura Ltd. (j)	13	142
Furukawa Electric Co. Ltd. (j)	21	139
Gamesa Corp. Tecnologica SA	6	128
Hitachi Cable Ltd.	4	18
Hitachi Ltd. (j)	122	712
Hokkaido Electric Power Co. Inc. (j)	7	167
HongKong Electric Holdings Ltd.	52	241
Iberdrola SA (j)	29	1,313
International Power Plc	55	321
Johnson Electric Holdings Ltd.	42	37
Kansai Electric Power Co. Inc. (j)	28	646
Kyushu Electric Power Co. Inc. (j)	14	331
Mitsubishi Electric Corp.	70	590
National Grid Plc (j)	98	1,226
Public Power Corp.	4	99
RWE AG	17	1,604
Sanyo Electric Co. Ltd. (j)	55	112
Schneider Electric SA (j)	8	916
Scottish & Southern Energy Plc	30	747
Scottish Power Plc	52	638
Sharp Corp.	36	617
Stanley Electric Co. Ltd.	6	116
Suez SA (b) (j) (m)	40	1614
Sumitomo Electric Industries Ltd.	27	359
Terna SpA	45	130
Tohoku Electric Power Co. Inc. (j)	15	333
Tokyo Electric Power Co. Inc. (j)	44	1,266
Toshiba Corp. (j)	105	681
Union Fenosa SA (j)	5	250
Ushio Inc.	4	82
Vector Ltd.	9	14
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	5	245
Vestas Wind Systems A/S (b) (j)	6	167
		23,751
Water - 0.4%
Kelda Group Plc	13	207
Severn Trent Plc (b) (j)	12	311
Sociedad General de Aguas de Barcelona SA (j)	2	77

United Utilities Plc	31	410
Veolia Environnement (j)	10	609
		1,614
Total Common Stocks (cost $338,450)		417,931

PREFERRED STOCKS - 0.1%
CONSUMER, CYCLICAL - 0.1%
Automobiles - 0.1%
Porsche AG	-	292
Total Preferred Stocks (cost $204)		292

RIGHTS - 0.0%
FINANCIALS - 0.0%
Dowa Mining Co. Ltd. (m)	10	-
Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 23.7%
Money Market Fund - 2.4%
JNL Money Market Fund, 5.07% (a) (l)	10,135	10,135

Securities Lending Collateral - 21.3%
Mellon GSL Delaware Business Trust Collateral Fund (l)	91,523	91,523

GOVERNMENT SECURITIES - 0.1%
U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 4.78%, 12/07/06 (k)	565	561
Total Short Term Investments (cost $102,219)		102,219

Total Investments - 120.9% (cost $440,873)		520,442
Other Assets and Liabilities, Net - (20.9%)		-90,087
Total Net Assets - 100%		$430,355

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 98.6%
BASIC MATERIALS - 3.8%
Chemicals - 2.9%
Airgas Inc.	25	913
Albemarle Corp. (j)	13	695
Cabot Corp. (j)	20	742
Chemtura Corp.	78	678
Cytec Industries Inc.	13	750
Ferro Corp.	13	223
FMC Corp.	13	812

Lubrizol Corp.	22	1,015
Lyondell Chemical Co.	68	1,727
Minerals Technologies Inc. (j)	6	337
Olin Corp.	22	342
RPM International Inc.	39	733
Sensient Technologies Corp. (j)	15	289
Valspar Corp.	33	878
		10,134
Forest Products & Paper - 0.5%
Bowater Inc. (j)	18	363
Glatfelter	13	179
Potlatch Corp. (j)	12	441
Rayonier Inc. (j)	25	939
		1,922
Iron & Steel - 0.4%
Reliance Steel & Aluminum Co.	21	671
Steel Dynamics Inc.	15	746
		1,417
COMMUNICATIONS - 3.4%
Advertising - 0.2%
Catalina Marketing Corp. (j)	11	311
Harte-Hanks Inc.	18	464
		775
Internet - 1.0%
Avocent Corp. (b) (j)	17	502
Checkfree Corp. (b) (j)	29	1,182
F5 Networks Inc. (b)	13	709
McAfee Inc. (b)	52	1,263
		3,656
Telecommunications - 2.0%
3Com Corp. (b)	123	543
Adtran Inc. (j)	21	501
Cincinnati Bell Inc. (b)	78	377
CommScope Inc. (b) (j)	19	631
Harris Corp.	43	1,924
Newport Corp. (b)	12	196
Plantronics Inc. (j)	15	267
Polycom Inc. (b)	29	703
Telephone & Data Systems Inc.	34	1,408
Utstarcom Inc. (b) (j)	32	280
		6,830
Wireless Telecommunications - 0.2%
Powerwave Technologies Inc. (b) (j)	36	273

RF Micro Devices Inc. (b) (j)	60	456
		729
CONSUMER, CYCLICAL - 16.0%
Airlines - 0.4%
AirTran Holdings Inc. (b) (j)	28	278
Alaska Air Group Inc. (b)	13	495
JetBlue Airways Corp. (b) (j)	55	506
		1,279
Apparel - 0.6%
HanesBrands Inc. (b)	31	696
Polo Ralph Lauren Corp.	20	1,292
Timberland Co. - Class A (b)	16	461
		2,449
Automobiles - 1.0%
ArvinMeritor Inc. (j)	22	319
Bandag Inc. (j)	3	138
BorgWarner Inc.	19	1,063
Lear Corp.	21	429
Modine Manufacturing Co.	11	261
Oshkosh Truck Corp.	24	1,203
		3,413
Beverages - 0.1%
PepsiAmericas Inc.	18	394

Distribution & Wholesale - 1.2%
CDW Corp. (j)	19	1,195
Fastenal Co. (j)	40	1,562
Ingram Micro Inc. - Class A (b) (j)	45	861
Tech Data Corp. (b)	17	638
		4,256
Entertainment - 0.5%
International Speedway Corp. - Class A	12	581
Macrovision Corp. (b)	16	389
Scientific Games Corp. - Class A (b) (j)	22	689
		1,659
Home Builders - 1.0%
Beazer Homes USA Inc. (j)	12	478
Hovnanian Enterprises Inc. - Class A (b) (j)	11	324
MDC Holdings Inc. (j)	11	525
Ryland Group Inc. (j)	14	612
Thor Industries	12	480
Toll Brothers Inc. (b) (j)	41	1,144
		3,563

Home Furnishings - 0.1%
Furniture Brands International Inc. (j)	15	278

Leisure Time - 0.1%
Callaway Golf Co.	19	255

Lodging - 0.2%
Boyd Gaming Corp. (j)	14	531

Media - 1.0%
Belo Corp.	28	439
Emmis Communications Corp. - Class A (b) (j)	12	150
Entercom Communications Corp.	10	249
Lee Enterprises Inc.	14	365
Media General Inc.	8	289
Reader's Digest Association Inc. - Class A (j)	31	396
Scholastic Corp. (b)	9	282
Washington Post Co.	2	1,349
Westwood One Inc. (j)	21	148
		3,667
Office & Business Equipment - 0.4%
Herman Miller Inc. (j)	21	714
HNI Corp.	16	661
		1,375
Retail - 9.0%
99 Cents Only Stores (b) (j)	16	185
Abercrombie & Fitch Co. - Class A	28	1,978
Advance Auto Parts Inc. (j)	33	1,091
Aeropostale Inc. (b)	17	490
American Eagle Outfitters Inc.	43	1,890
AnnTaylor Stores Corp. (b)	24	987
Applebee's International Inc. (j)	23	504
Barnes & Noble Inc.	17	631
BJ's Wholesale Club Inc. (b)	21	612
Bob Evans Farms Inc.	12	362
Borders Group Inc. (j)	20	414
Brinker International Inc.	27	1,065
Carmax Inc. (b) (j)	34	1,436
CBRL Group Inc.	11	451
Charming Shoppes Inc. (b)	40	571
Cheesecake Factory Inc. (b)	25	676
Chico's FAS Inc. (b) (j)	57	1,225
Claire's Stores Inc.	31	897

Coldwater Creek Inc. (b)	20	563
Copart Inc. (b)	23	646
Dollar Tree Stores Inc. (b) (j)	33	1,014
Foot Locker Inc.	50	1,272
GameStop Corp. - Class A (b) (j)	24	1,126
Michaels Stores Inc.	43	1,875
MSC Industrial Direct Co. - Class A	18	724
O'Reilly Automotive Inc. (b) (j)	37	1,219
OSI Restaurant Partners Inc.	24	766
Pacific Sunwear of California (b) (j)	23	345
Payless Shoesource Inc. (b)	21	528
PetSmart Inc. (j)	45	1,256
Pier 1 Imports Inc. (j)	25	185
Regis Corp. (j)	14	503
Ross Stores Inc.	45	1,136
Ruby Tuesday Inc. (j)	18	512
Saks Inc. (j)	43	743
Urban Outfitters Inc. (b)	35	616
Williams-Sonoma Inc.	36	1,167
		31,661
Textiles - 0.4%
Mohawk Industries Inc. (b) (j)	17	1,289

CONSUMER, NON-CYCLICAL - 6.1%
Commercial Services - 4.4%
Adesa Inc.	28	644
Alliance Data Systems Corp. (b)	21	1,165
Avis Budget Group Inc.	33	597
Banta Corp.	8	362
Career Education Corp. (b)	30	674
ChoicePoint Inc. (b)	27	965
Corinthian Colleges Inc. (b) (j)	27	295
Corporate Executive Board Co. (j)	13	1,172
Deluxe Corp.	16	279
DeVry Inc. (b) (j)	19	395
Gartner Inc. - Class A (b)	18	317
ITT Educational Services Inc. (b)	11	714
Kelly Services Inc. - Class A	6	172
Korn/Ferry International (b) (j)	14	283
Laureate Education Inc. (b)	17	798
Manpower Inc.	28	1,716
MPS Group Inc. (b)	32	480
Navigant Consulting Inc. (b) (j)	17	332

Pharmaceutical Product Development Inc.	33	1,189
Quanta Services Inc. (b) (j)	37	620
Rent-A-Center Inc. (b)	23	665
Rollins Inc.	9	189
Sotheby's	18	582
United Rentals Inc. (b) (j)	21	487
Valassis Communications Inc. (b) (j)	15	268
		15,360
Food - 0.9%
Hormel Foods Corp.	24	855
JM Smucker Co.	19	892
Ruddick Corp.	12	305
Smithfield Foods Inc. (b) (j)	32	868
Tootsie Roll Industries Inc. (j)	8	228
		3,148
Household Products - 0.7%
American Greetings Corp.	19	431
Blyth Inc. (j)	9	209
Church & Dwight Co. Inc.	21	824
Scotts Miracle-Gro Co. (j)	15	668
Tupperware Brands Corp. (j)	20	388
		2,520
Tobacco - 0.1%
Universal Corp.	8	299

ENERGY - 10.8%
Coal - 1.3%
Arch Coal Inc.	46	1,342
Peabody Energy Corp.	85	3,136
		4,478
Oil & Gas - 8.2%
AGL Resources Inc.	25	923
Cameron International Corp. (b)	36	1,743
Denbury Resources Inc. (b) (j)	39	1,116
ENSCO International Inc.	50	2,172
FMC Technologies Inc. (b)	22	1,191
Forest Oil Corp. (b)	17	543
Grant Prideco Inc. (b)	42	1,604
Hanover Compressor Co. (b) (j)	34	612
Helmerich & Payne Inc.	34	786
Newfield Exploration Co. (b)	42	1,629
Noble Energy Inc.	57	2,598
Oneok Inc. (j)	35	1,326

Patterson-UTI Energy Inc.	54	1,273
Pioneer Natural Resources Co. (j)	40	1,580
Plains Exploration & Production Co. (b)	25	1,057
Pogo Producing Co. (j)	19	772
Pride International Inc. (b)	53	1,446
Quicksilver Resources Inc. (b) (j)	18	578
Smith International Inc.	65	2,510
Southwestern Energy Co. (b)	54	1,623
Tidewater Inc.	18	817
Vectren Corp.	24	643
WGL Holdings Inc.	15	470
		29,012
Pipelines - 1.3%
Equitable Resources Inc.	39	1,365
National Fuel Gas Co.	27	983
Questar Corp.	28	2,263
		4,611
FINANCIALS - 17.8%
Banks - 3.9%
Associated Bancorp.	43	1,391
Bank of Hawaii Corp.	16	768
Cathay General Bancorp. (j)	17	606
City National Corp.	13	853
Colonial BancGroup Inc.	50	1,227
Cullen/Frost Bankers Inc.	18	1,041
FirstMerit Corp. (j)	25	582
Greater Bay Bancorp.	16	448
Investors Financial Services Corp. (j)	21	923
Mercantile Bankshares Corp.	41	1,470
SVB Financial Group (b)	11	488
TCF Financial Corp. (j)	37	960
Texas Regional Bancshares Inc. - Class A (j)	14	544
Webster Financial Corp.	17	804
Westamerica Bancorp. (j)	10	501
Wilmington Trust Corp.	22	991
		13,597
Diversified Financial Services - 2.7%
AG Edwards Inc.	25	1,316
AmeriCredit Corp. (b) (j)	40	999
BISYS Group Inc. (b) (j)	37	402
Eaton Vance Corp. (j)	40	1,155
IndyMac Bancorp. Inc.	22	917
Jefferies Group Inc.	33	933

Leucadia National Corp. (j)	51	1,344
Raymond James Financial Inc.	29	859
SEI Investments Co.	20	1,147
Waddell & Reed Financial Inc. - Class A	28	682
		9,754
Insurance - 6.1%
American Financial Group Inc.	14	679
AmerUs Group Co.	14	949
Arthur J Gallagher & Co.	32	841
Brown & Brown Inc. (j)	37	1,132
Everest Re Group Ltd.	21	2,045
Fidelity National Financial Inc.	57	2,370
First American Corp.	31	1,324
Hanover Insurance Group Inc.	16	711
HCC Insurance Holdings Inc.	36	1,184
Horace Mann Educators Corp.	14	264
Mercury General Corp.	11	570
Ohio Casualty Corp.	20	505
Old Republic International Corp.	74	1,647
PMI Group Inc.	28	1,225
Protective Life Corp.	23	1,036
Radian Group Inc.	26	1,585
Stancorp Financial Group Inc.	18	788
Unitrin Inc.	14	614
WR Berkley Corp.	54	1,925
		21,394
Real Estate Investment Trusts - 4.2%
AMB Property Corp.	29	1,575
Developers Diversified Realty Corp.	35	1,976
Highwoods Properties Inc.	18	663
Hospitality Properties Trust	24	1,135
Liberty Property Trust (j)	29	1,392
Longview Fibre Co.	21	422
Macerich Co.	23	1,772
Mack-Cali Realty Corp.	20	1,047
New Plan Excel Realty Trust	34	919
Regency Centers Corp.	22	1,529
United Dominion Realty Trust Inc. (j)	44	1,315
Weingarten Realty Investors	26	1,100
		14,845
Savings & Loans - 0.9%
Astoria Financial Corp.	28	864
First Niagara Financial Group Inc. (j)	35	511

New York Community Bancorp. Inc. (j)	82	1,344
Washington Federal Inc. (j)	27	615
		3,334
HEALTH CARE - 10.0%
Biotechnology - 1.6%
Affymetrix Inc. (b) (j)	21	459
Charles River Laboratories International Inc. (b)	22	960
Invitrogen Corp. (b) (j)	17	1,098
Martek Biosciences Corp. (b)	10	205
Millennium Pharmaceuticals Inc. (b) (j)	102	1,016
PDL BioPharma Inc. (b) (j)	37	717
Vertex Pharmaceuticals Inc. (b) (j)	39	1,317
		5,772
Healthcare Providers & Services - 6.3%
Advanced Medical Optics Inc. (b) (j)	19	759
Apria Healthcare Group Inc. (b)	14	269
Beckman Coulter Inc.	20	1,137
Community Health Systems Inc. (b)	31	1,148
Covance Inc. (b)	21	1,369
Cytyc Corp. (b)	36	878
Dentsply International Inc.	49	1,485
Edwards Lifesciences Corp. (b)	19	883
Gen-Probe Inc. (b)	17	789
Health Net Inc. (b)	37	1,631
Henry Schein Inc. (b)	29	1,430
Hillenbrand Industries Inc.	20	1,132
Intuitive Surgical Inc. (b)	12	1,256
LifePoint Hospitals Inc. (b)	19	658
Lincare Holdings Inc. (b)	30	1,037
Psychiatric Solutions Inc. (b)	17	590
STERIS Corp.	20	477
Techne Corp. (b)	12	630
Triad Hospitals Inc. (b)	28	1,252
Universal Health Services Inc.	18	1,106
Varian Medical Systems Inc. (b)	42	2,240
		22,156
Pharmaceuticals - 2.1%
Cephalon Inc. (b) (j)	20	1,215
Medics Pharmaceutical Corp. (j)	17	555
Omnicare Inc. (j)	39	1,690
Par Pharmaceutical Cos. Inc. (b) (j)	11	208
Perrigo Co.	26	449
Sepracor Inc. (b) (j)	35	1,710

Valeant Pharmaceutical International (j)	30	599
VCA Antech Inc. (b) (j)	27	973
		7,399
INDUSTRIALS - 13.9%
Aerospace & Defense - 0.5%
Alliant Techsystems Inc. (b)	11	895
DRS Technologies Inc.	13	550
Sequa Corp. - Class A (b)	2	209
		1,654
Building Materials - 0.4%
Florida Rock Industries Inc. (j)	16	621
Martin Marietta Materials Inc.	14	1,211
		1,832
Diversified Machinery - 1.1%
AGCO Corp. (b) (j)	28	721
Flowserve Corp. (b)	18	927
Graco Inc.	22	860
Nordson Corp. (j)	10	414
Zebra Technologies Corp. (b)	23	821
		3,743
Electronics - 2.1%
Amphenol Corp. - Class A	29	1,788
Arrow Electronics Inc. (b)	40	1,085
Avnet Inc. (b)	41	813
Gentex Corp. (j)	48	686
Kemet Corp. (b)	26	208
National Instruments Corp.	18	501
Plexus Corp. (b)	14	270
Thomas & Betts Corp. (b)	17	794
Varian Inc. (b)	10	437
Vishay Intertechnology Inc. (b)	60	841
		7,423
Engineering & Construction - 0.7%
Dycom Industries Inc. (b) (j)	13	278
Granite Construction Inc.	11	589
Jacobs Engineering Group Inc. (b)	19	1,422
		2,289
Environmental Control - 0.8%
Mine Safety Appliances Co. (j)	9	335
Republic Services Inc. - Class A	37	1,471
Stericycle Inc. (b)	14	998
		2,804
Hand & Machine Tools - 0.4%

Kennametal Inc.	12	688
Lincoln Electric Holdings Inc.	14	753
		1,441
Machinery - 0.4%
Joy Global Inc.	39	1,453

Manufacturing - 2.7%
Brink's Co.	15	786
Carlisle Cos. Inc.	10	841
Crane Co.	17	698
Donaldson Co. Inc.	23	852
Federal Signal Corp. (j)	15	236
Harsco Corp.	14	1,057
Lancaster Colony Corp.	7	332
Pentair Inc.	33	859
Roper Industries Inc.	28	1,260
SPX Corp.	18	979
Teleflex Inc.	13	703
Trinity Industries Inc. (j)	26	832
		9,435
Metal Fabrication & Hardware - 1.4%
Commercial Metals Co.	39	791
Precision Castparts Corp.	44	2,761
Timken Co.	30	907
Worthington Industries Inc. (j)	22	377
		4,836
Packaging & Containers - 0.5%
Packaging Corp.	26	614
Sonoco Products Co.	32	1,080
		1,694
Transportation - 2.9%
Alexander & Baldwin Inc.	14	619
CH Robinson Worldwide Inc.	56	2,495
Con-way Inc.	15	679
Expeditors International Washington Inc.	69	3,067
GATX Corp.	16	653
JB Hunt Transport Services Inc.	35	720
Overseas Shipholding Group	10	596
Swift Transportation Co. Inc. (b)	17	392
Werner Enterprises Inc. (j)	16	303
YRC Worldwide Inc. (b)	18	668
		10,192
TECHNOLOGY - 9.9%

Computers - 3.8%
Cadence Design Systems Inc. (b)	91	1,538
Ceridian Corp. (b)	45	1,006
Cognizant Technology Solutions Corp. (b)	45	3,366
Diebold Inc. (j)	21	919
DST Systems Inc. (b) (j)	19	1,184
Imation Corp.	11	431
Jack Henry & Associates Inc. (j)	26	557
McData Corp. - Class A (b) (j)	52	260
Mentor Graphics Corp. (b)	25	358
Palm Inc. (b) (j)	34	492
Reynolds & Reynolds Co. - Class A	18	694
SRA International Inc. - Class A (b) (j)	13	403
Synopsys Inc. (b)	46	903
Western Digital Corp. (b)	71	1,293
		13,404
Data Processing - 1.2%
Acxiom Corp. (j)	24	600
CSG Systems International Inc. (b)	15	399
Dun & Bradstreet Corp. (b)	20	1,506
Fair Isaac Corp.	20	732
MoneyGram International Inc.	27	797
		4,034
Semiconductors - 3.9%
Atmel Corp. (b)	139	839
Cabot Microelectronics Corp. (b)	8	222
Cree Inc. (b) (j)	24	476
Cypress Semiconductor Corp. (b) (j)	46	815
Fairchild Semiconductor International Inc. (b)	38	715
Integrated Device Technology Inc. (b)	65	1,039
International Rectifier Corp. (b) (j)	23	809
Intersil Corp. (j)	44	1,089
Lam Research Corp. (b)	46	2,077
Lattice Semiconductor Corp. (b) (j)	36	249
MEMC Electronic Materials Inc. (b)	54	1,970
Micrel Inc. (b)	19	182
Microchip Technology Inc.	69	2,249
Semtech Corp. (b)	24	306
Silicon Laboratories Inc. (b) (j)	18	566
Triquint Semiconductor Inc. (b) (j)	42	218
		13,821
Software - 1.0%
Activision Inc. (b)	80	1,209
Advent Software Inc. (b) (j)	6	228
Fidelity National Information Services Inc.	21	783
Sybase Inc. (b)	28	686
Transaction Systems Architects Inc. (b)	12	395
Wind River Systems Inc. (b)	24	259
		3,560
UTILITIES - 6.9%
Electric - 6.6%
Alliant Energy Corp.	38	1,361
Ametek Inc.	23	996
Aquila Inc. (b)	115	498
Black Hills Inc.	11	354
DPL Inc. (j)	37	1,016
Duquesne Light Holdings Inc. (j)	24	475
Energizer Holdings Inc. (b)	19	1,337
Energy East Corp.	48	1,135
Great Plains Energy Inc. (j)	26	808
Hawaiian Electric Industries Inc. (j)	26	715
Hubbell Inc. - Class B	20	944
Idacorp Inc.	13	498
MDU Resources Group Inc.	58	1,302
Northeast Utilities	50	1,159
NSTAR	35	1,154
OGE Energy Corp.	29	1,064
Pepco Holdings Inc.	62	1,490
PNM Resources Inc.	22	597
Puget Energy Inc.	38	857
SCANA Corp.	38	1,511
Sierra Pacific Resources (b)	72	1,026
Westar Energy Inc.	27	644
Wisconsin Energy Corp.	38	1,631
WPS Resources Corp.	14	696
		23,268
Water - 0.3%
Aqua America Inc. (j)	43	935
Total Common Stocks (cost $307,564)		347,029

SHORT TERM INVESTMENTS - 21.6%
Money Market Fund - 1.4%
JNL Money Market Fund, 5.07% (a) (l)	4,969	4,969

Securities Lending Collateral - 20.2%
Mellon GSL Delaware Business Trust Collateral Fund (l)	71,119	71,119

GOVERNMENT SECURITIES - 0.0%
U.S. Treasury Securities - 0.0%
U.S. Treasury Bill, 4.78%, 12/07/06 (k)	155	154
Total Short Term Investments (cost $76,242)		76,242

Total Investments - 120.2% (cost $383,806)		423,271
Other Assets and Liabilities, Net - (20.2%)		-71,147
Total Net Assets - 100%		$352,124

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 97.4%
BASIC MATERIALS - 2.8%
Chemicals - 1.6%
Air Products & Chemicals Inc.	9	614
Ashland Inc.	3	212
Dow Chemical Co.	40	1,562
Eastman Chemical Co.	3	165
Ecolab Inc.	7	321
EI Du Pont de Nemours & Co.	38	1,645
Hercules Inc. (b)	4	55
International Flavors & Fragrances Inc.	3	134
Monsanto Co.	22	1,041
PPG Industries Inc.	7	463
Praxair Inc.	14	799
Rohm & Haas Co.	6	291
Sherwin-Williams Co.	4	248
Sigma-Aldrich Corp. (j)	3	218
		7,768
Forest Products & Paper - 0.4%
International Paper Co.	20	683
Louisiana-Pacific Corp.	4	73
MeadWestvaco Corp.	7	183
Plum Creek Timber Co. Inc.	7	255
Temple-Inland Inc.	5	185
Weyerhaeuser Co.	10	623
		2,002
Iron & Steel - 0.2%
Allegheny Technologies Inc. (j)	4	233
Nucor Corp.	13	645
United States Steel Corp.	5	292
		1,170
Mining - 0.6%
Alcoa Inc.	36	1,018
Freeport-McMoRan Copper & Gold Inc. (j)	8	419
Newmont Mining Corp. (j)	19	801
Phelps Dodge Corp.	9	722
Vulcan Materials Co.	4	329
		3,289
COMMUNICATIONS - 7.9%
Advertising - 0.2%
Interpublic Group of Cos. Inc. (b) (j)	18	177
Omnicom Group Inc.	7	655
		832
E - Commerce - 0.3%

Amazon.com Inc. (b) (j)	12	392
eBay Inc. (b)	48	1,368
		1,760
Internet - 1.2%
Google Inc. - Class A (b)	9	3,562
Symantec Corp. (b) (j)	44	933
VeriSign Inc. (b)	11	212
Yahoo! Inc. (b) (j)	52	1,321
		6,028
Telecommunications - 5.2%
ADC Telecommunications Inc. (b)	5	67
Alltel Corp.	16	902
Andrew Corp. (b)	7	66
AT&T Inc.	162	5,264
Avaya Inc. (b)	18	203
BellSouth Corp.	75	3,217
CenturyTel Inc.	5	215
Ciena Corp. (b) (j)	3	93
Cisco Systems Inc. (b)	255	5,863
Citizens Communications Co. (j)	14	192
Comverse Technology Inc. (b)	8	162
Corning Inc. (b)	65	1,585
Embarq Corp.	6	281
JDS Uniphase Corp. (b) (j)	68	149
Juniper Networks Inc. (b)	25	425
Lucent Technologies Inc. (b) (j)	185	433
Qwest Communications International Inc. (b) (j)	65	563
Sprint Nextel Corp.	124	2,127
Tellabs Inc. (b)	18	196
Verizon Communications Inc.	121	4,505
Windstream Corp.	22	284
		26,792
Wireless Telecommunications - 1.0%
Motorola Inc.	103	2,570
Qualcomm Inc.	70	2,536
		5,106
CONSUMER, CYCLICAL - 13.5%
Airlines - 0.1%
Southwest Airlines Co.	31	522

Apparel - 0.5%
Coach Inc. (b)	16	546
Jones Apparel Group Inc.	5	160

Liz Claiborne Inc. (j)	5	198
Nike Inc. - Class B	8	693
VF Corp. (j)	4	258
		1,855
Automobiles - 0.5%
Ford Motor Co. (j)	77	624
General Motors Corp. (j)	24	787
Goodyear Tire & Rubber Co. (b) (j)	7	103
Johnson Controls Inc.	8	586
Navistar International Corp. (b) (j)	2	63
Paccar Inc.	10	575
		2,738
Beverages - 2.1%
Anheuser-Busch Cos. Inc.	32	1,530
Brown-Forman Corp. - Class B	3	248
Coca-Cola Co.	85	3,809
Coca-Cola Enterprises Inc.	13	261
Constellation Brands Inc. - Class A (b)	8	233
Molson Coors Brewing Co. (j)	3	174
Pepsi Bottling Group Inc.	6	198
PepsiCo Inc.	69	4,485
		10,938
Distribution & Wholesale - 0.1%
Genuine Parts Co.	7	291
WW Grainger Inc.	3	219
		510
Entertainment - 0.1%
International Game Technology	14	578

Home Builders - 0.2%
Centex Corp.	5	260
DR Horton Inc.	11	258
KB Home (j)	3	128
Lennar Corp. (j)	6	287
Pulte Homes Inc. (j)	8	263
		1,196
Home Furnishings - 0.1%
Harman International Industries Inc.	3	215
Whirlpool Corp. (j)	3	262
		477
Leisure Time - 0.4%
Brunswick Corp.	4	123
Carnival Corp.	18	855

Harley-Davidson Inc.	11	706
Sabre Holdings Corp. (j)	7	155
		1,839
Lodging - 0.4%
Harrah's Entertainment Inc.	8	515
Hilton Hotels Corp.	15	424
Marriott International Inc. - Class A	14	530
Starwood Hotels & Resorts Worldwide Inc.	9	514
Wyndham Worldwide Corp. (b)	8	229
		2,212
Media - 3.1%
CBS Corp. - Class B	32	889
Clear Channel Communications Inc.	21	594
Comcast Corp. - Class A (b) (j)	88	3,239
Dow Jones & Co. Inc. (j)	2	67
EW Scripps Co.	3	158
Gannett Co. Inc.	10	566
McGraw-Hill Cos. Inc.	15	867
Meredith Corp.	1	72
New York Times Co. - Class A (j)	6	141
News Corp. Inc.	99	1,936
Time Warner Inc.	169	3,085
Tribune Co. (j)	10	313
Univision Communications Inc. - Class A (b) (j)	10	344
Viacom Inc. (b)	30	1,125
Walt Disney Co.	89	2,749
		16,145
Office & Business Equipment - 0.2%
Pitney Bowes Inc.	9	407
Xerox Corp. (b)	42	647
		1,054
Retail - 5.6%
Autonation Inc. (b)	7	144
Autozone Inc. (b)	2	230
Bed Bath & Beyond Inc. (b)	11	438
Best Buy Co. Inc.	17	901
Big Lots Inc. (b) (j)	5	91
Circuit City Stores Inc.	6	138
Costco Wholesale Corp.	20	977
CVS Corp.	34	1,096
Darden Restaurants Inc.	6	242
Dillard's Inc. - Class A (j)	3	82
Dollar General Corp.	12	163

Family Dollar Stores Inc.	6	167
Federated Department Stores Inc.	23	976
Gap Inc.	23	430
Home Depot Inc.	86	3,119
JC Penney Corp. Inc.	10	672
Kohl's Corp. (b)	14	923
Limited Brands Inc.	14	376
Lowe's Cos. Inc.	65	1,813
McDonald's Corp.	52	2,030
Nordstrom Inc.	9	384
Office Depot Inc. (b)	12	480
OfficeMax Inc.	4	143
RadioShack Corp. (j)	5	106
Sears Holdings Corp. (b) (j)	4	595
Staples Inc.	30	741
Starbucks Corp. (b)	32	1,091
Target Corp.	36	1,987
Tiffany & Co. (j)	6	193
TJX Cos. Inc.	19	537
Walgreen Co.	42	1,867
Wal-Mart Stores Inc.	103	5,093
Wendy's International Inc.	5	329
Yum! Brands Inc.	11	583
		29,137
Textiles - 0.0%
Cintas Corp.	6	241

Toys & Hobbies - 0.1%
Hasbro Inc.	8	171
Mattel Inc.	16	308
		479
CONSUMER, NON-CYCLICAL - 6.2%
Agriculture - 0.2%
Archer-Daniels-Midland Co.	27	1,034

Commercial Services - 0.6%
Apollo Group Inc. - Class A (b)	6	274
Convergys Corp. (b)	5	105
Equifax Inc.	5	191
H&R Block Inc.	13	290
McKesson Corp.	13	671
Monster Worldwide Inc. (b) (j)	5	187
Moody's Corp.	10	660

Robert Half International Inc.	7	238
RR Donnelley & Sons Co.	9	302
		2,918
Cosmetics & Personal Care - 2.0%
Alberto-Culver Co. - Class B	3	159
Avon Products Inc.	18	567
Colgate-Palmolive Co.	21	1,333
Estee Lauder Cos. Inc.	5	194
Procter & Gamble Co.	133	8,274
		10,527
Food - 1.4%
Campbell Soup Co. (j)	9	327
ConAgra Foods Inc.	22	533
Dean Foods Co. (b)	5	223
General Mills Inc.	15	842
Hershey Foods Corp. (j)	7	399
HJ Heinz Co.	14	588
Kellogg Co.	10	487
Kroger Co.	30	700
McCormick & Co. Inc.	5	206
Safeway Inc.	19	572
Sara Lee Corp.	32	512
Supervalu Inc. (j)	8	236
Sysco Corp.	26	865
Tyson Foods Inc.	11	176
Whole Foods Market Inc.	6	345
WM Wrigley Jr Co.	9	430
		7,441
Household Products - 0.5%
Avery Dennison Corp.	4	265
Clorox Co.	6	392
Fortune Brands Inc.	6	463
Kimberly-Clark Corp.	19	1,253
Newell Rubbermaid Inc.	12	331
		2,704
Tobacco - 1.5%
Altria Group Inc.	87	6,675
Reynolds American Inc. (j)	7	440
UST Inc. (j)	7	373
		7,488
ENERGY - 9.3%
Coal - 0.0%
Consol Energy Inc.	7	232

Oil & Gas - 8.9%
Anadarko Petroleum Corp.	19	839
Apache Corp.	13	850
Baker Hughes Inc.	14	969
BJ Services Co.	13	400
Chesapeake Enegy Corp. (j)	17	501
Chevron Corp.	92	5,977
ConocoPhillips	69	4,086
Devon Energy Corp.	18	1,159
EOG Resources Inc.	10	647
Exxon Mobil Corp.	249	16,714
Halliburton Co.	43	1,224
Hess Corp.	10	419
KeySpan Corp.	7	294
Marathon Oil Corp.	15	1,162
Murphy Oil Corp.	8	358
Nabors Industries Ltd. (b)	13	388
National Oilwell Varco Inc. (b)	7	430
Nicor Inc. (j)	2	75
Noble Corp.	6	369
Occidental Petroleum Corp.	36	1,716
Rowan Cos. Inc.	5	168
Schlumberger Ltd.	49	3,045
Sempra Energy	11	537
Sunoco Inc.	5	333
Transocean Inc. (b)	14	994
Valero Energy Corp.	26	1,320
Weatherford International Ltd. (b)	14	597
XTO Energy Inc.	15	631
		46,202
Pipelines - 0.3%
El Paso Corp. (j)	29	392
Kinder Morgan Inc.	5	480
Williams Cos. Inc.	25	595
		1,467
FINANCIALS - 21.6%
Banks - 6.7%
AmSouth Bancorp.	14	408
Bank of America Corp.	190	10,160
Bank of New York Co. Inc.	32	1,135
BB&T Corp. (j)	23	1,005
Comerica Inc.	7	389

Commerce Bancorp. Inc. (j)	7	264
Compass Bancshares Inc.	5	311
Fifth Third Bancorp.	23	865
First Horizon National Corp. (j)	5	178
Huntington Bancshares Inc. (j)	10	243
KeyCorp.	17	633
M&T Bank Corp.	3	398
Marshall & Ilsley Corp.	10	495
Mellon Financial Corp. (l)	17	666
National City Corp.	25	899
North Fork Bancorp. Inc.	19	536
Northern Trust Corp.	8	455
PNC Financial Services Group Inc.	12	896
Regions Financial Corp.	19	702
State Street Corp.	14	866
SunTrust Banks Inc.	15	1,172
Synovus Financial Corp.	13	394
US Bancorp.	74	2,461
Wachovia Corp.	67	3,733
Wells Fargo & Co.	140	5,073
Zions Bancorp.	4	349
		34,686
Diversified Financial Services - 8.4%
American Express Co.	51	2,879
Ameriprise Financial Inc.	10	464
Bear Stearns Cos. Inc.	5	693
Capital One Financial Corp.	13	995
Charles Schwab Corp.	42	757
Chicago Mercantile Exchange Holdings Inc.	1	693
CIT Group Inc.	8	402
Citigroup Inc.	207	10,262
Countrywide Financial Corp.	25	889
E*Trade Financial Corp. (b)	18	429
Fannie Mae	40	2,253
Federated Investors Inc. - Class B	3	116
Franklin Resources Inc.	7	711
Freddie Mac	29	1,909
Goldman Sachs Group Inc.	18	3,042
Janus Capital Group Inc.	8	159
JPMorgan Chase & Co.	144	6,783
Legg Mason Inc.	5	545
Lehman Brothers Holdings Inc.	22	1,648
Merrill Lynch & Co. Inc.	38	2,945

Morgan Stanley	45	3,249
SLM Corp.	17	892
TRowe Price Group Inc.	11	533
		43,248
Insurance - 4.9%
ACE Ltd.	13	731
Aflac Inc.	21	953
Allstate Corp.	26	1,661
AMBAC Financial Group Inc.	4	361
American International Group Inc.	108	7,181
Aon Corp.	13	445
Chubb Corp.	17	882
Cigna Corp.	5	550
Cincinnati Financial Corp.	7	351
Genworth Financial Inc. - Class A	19	676
Hartford Financial Services Group Inc.	13	1,097
Lincoln National Corp.	12	746
Loews Corp.	18	701
Marsh & McLennan Cos. Inc.	23	636
MBIA Inc. (j)	6	349
MetLife Inc.	32	1,791
MGIC Investment Corp. (j)	3	200
Principal Financial Group	12	629
Progressive Corp.	32	785
Prudential Financial Inc.	21	1,563
Safeco Corp.	5	274
St. Paul Travelers Cos. Inc.	29	1,361
Torchmark Corp.	4	270
UnumProvident Corp. (j)	16	303
XL Capital Ltd. - Class A	7	512
		25,008
Real Estate - 0.0%
Realogy Corp. (b)	10	233

Real Estate Investment Trusts - 1.0%
Apartment Investment & Management Co.	4	217
Archstone-Smith Trust	9	480
Boston Properties Inc.	5	469
Equity Office Properties Trust	15	605
Equity Residential	12	617
Kimco Realty Corp.	9	377
Prologis	10	586
Public Storage Inc.	5	425

Simon Property Group Inc.	9	823
Vornado Realty Trust	5	541
		5,140
Savings & Loans - 0.6%
Golden West Financial Corp.	11	827
Sovereign Bancorp. Inc.	16	337
Washington Mutual Inc.	40	1,740
		2,904
HEALTH CARE - 11.9%
Biotechnology - 1.1%
Amgen Inc. (b)	49	3,510
Biogen Idec Inc. (b)	14	643
Genzyme Corp. (b)	11	735
Medimmune Inc. (b) (j)	10	303
Millipore Corp. (b)	2	132
		5,323
Healthcare Providers & Services - 4.7%
Aetna Inc.	24	936
Bausch & Lomb Inc.	2	94
Baxter International Inc.	27	1,242
Becton Dickinson & Co.	10	718
Biomet Inc. (j)	10	334
Boston Scientific Corp. (b)	50	733
Coventry Health Care Inc. (b)	7	348
CR Bard Inc.	4	324
HCA Inc. (j)	17	871
Health Management Associates Inc.	10	216
Humana Inc. (b)	7	441
Johnson & Johnson	123	7,960
Laboratory Corp. of America Holdings (b)	5	330
Manor Care Inc. (j)	3	171
Medtronic Inc.	49	2,278
Patterson Cos. Inc. (b) (j)	6	218
Quest Diagnostics Inc. (j)	7	414
St. Jude Medical Inc. (b)	15	525
Stryker Corp.	12	597
Tenet Healthcare Corp. (b)	19	156
UnitedHealth Group Inc.	56	2,758
WellPoint Inc. (b)	26	2,022
Zimmer Holdings Inc. (b)	10	688
		24,374
Pharmaceuticals - 6.1%
Abbott Laboratories	63	3,084

Allergan Inc.	6	702
AmerisourceBergen Corp.	8	384
Barr Laboratories Inc. (b)	4	223
Bristol-Myers Squibb Co.	82	2,041
Cardinal Health Inc.	17	1,145
Caremark Rx Inc.	18	1,046
Eli Lilly & Co.	42	2,396
Express Scripts Inc. (b)	6	437
Forest Laboratories Inc. (b)	13	679
Gilead Sciences Inc. (b)	19	1,304
Hospira Inc. (b)	6	239
King Pharmaceuticals Inc. (b)	11	181
Medco Health Solutions Inc. (b)	12	744
Merck & Co. Inc.	91	3,804
Mylan Laboratories Inc.	9	181
Pfizer Inc.	305	8,637
Schering-Plough Corp.	62	1,364
Watson Pharmaceuticals Inc. (b)	4	96
Wyeth	56	2,848
		31,535
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
Boeing Co.	33	2,625
General Dynamics Corp.	17	1,207
Goodrich Corp.	5	193
L-3 Communications Holdings Inc.	5	402
Lockheed Martin Corp.	15	1,271
Northrop Grumman Corp.	14	953
Raytheon Co.	18	878
Rockwell Collins Inc.	7	380
United Technologies Corp.	42	2,665
		10,574
Building Materials - 0.1%
American Standard Cos. Inc. (j)	7	297
Masco Corp.	16	435
		732
Diversified Machinery - 0.3%
Cummins Inc. (j)	2	285
Deere & Co.	10	823
Rockwell Automation Inc.	7	426
		1,534
Electronics - 0.5%
Agilent Technologies Inc. (b)	18	584

Applera Corp. - Applied Biosystems Group	8	261
Fisher Scientific International Inc. (b)	5	407
Jabil Circuit Inc.	8	222
Molex Inc.	6	240
PerkinElmer Inc.	5	87
Sanmina-SCI Corp. (b) (j)	20	74
Solectron Corp. (b)	33	107
Symbol Technologies Inc.	11	163
Tektronix Inc.	3	82
Thermo Electron Corp. (b)	6	250
Waters Corp. (b)	4	181
		2,658
Engineering & Construction - 0.1%
Fluor Corp. (j)	4	280

Environmental Control - 0.2%
Allied Waste Industries Inc. (b) (j)	9	106
Waste Management Inc.	23	836
		942
Hand & Machine Tools - 0.1%
Black & Decker Corp.	3	238
Snap-On Inc.	2	100
Stanley Works	3	153
		491
Machinery - 0.4%
Caterpillar Inc.	28	1,835

Manufacturing - 5.1%
3M Corp.	31	2,335
Cooper Industries Ltd. - Class A	4	327
Danaher Corp. (j)	10	678
Dover Corp.	9	407
Eastman Kodak Co. (j)	11	249
Eaton Corp.	6	435
General Electric Corp.	432	15,253
Honeywell Inernational Inc.	35	1,412
Illinois Tool Works Inc. (j)	18	799
Ingersoll-Rand Co. Ltd. - Class A	14	515
ITT Corp.	8	399
Leggett & Platt Inc.	8	190
Pall Corp.	6	171
Parker Hannifin Corp.	5	394
Textron Inc.	5	459

Tyco International Ltd.	85	2,373
		26,396
Packaging & Containers - 0.1%
Ball Corp.	5	201
Bemis Co.	4	147
Pactiv Corp. (b)	6	172
Sealed Air Corp.	3	181
		701
Transportation - 1.6%
Burlington Northern Santa Fe Corp.	15	1,118
CSX Corp.	18	595
FedEx Corp.	13	1,383
Norfolk Southern Corp.	17	747
Ryder System Inc.	3	136
Union Pacific Corp.	11	988
United Parcel Service Inc. - Class B	45	3,246
		8,213
TECHNOLOGY - 10.3%
Computers - 3.8%
Affiliated Computer Services Inc. - Class A (b)	5	241
Apple Computer Inc. (b)	35	2,727
Computer Sciences Corp. (b)	8	388
Dell Inc. (b)	95	2,160
Electronic Data Systems Corp.	21	525
EMC Corp. (b)	99	1,182
Hewlett-Packard Co.	115	4,224
International Business Machines Corp.	64	5,258
Lexmark International Inc. (b)	4	241
NCR Corp. (b)	8	327
Network Appliance Inc. (b)	15	569
SanDisk Corp. (b)	8	434
Sun Microsystems Inc. (b)	144	714
Unisys Corp. (b)	12	68
		19,058
Data Processing - 0.6%
Automatic Data Processing Inc.	24	1,138
First Data Corp.	32	1,341
Fiserv Inc. (b)	7	328
Paychex Inc.	14	517
		3,324
Semiconductors - 2.7%
Advanced Micro Devices Inc. (b)	20	497
Altera Corp. (b)	15	269

Analog Devices Inc.	15	446
Applied Materials Inc. (j)	65	1,157
Broadcom Corp. - Class A (b)	19	571
Freescale Semiconductor Inc. (b)	17	638
Intel Corp.	242	4,976
KLA-Tencor Corp.	8	368
Linear Technology Corp. (j)	13	391
LSI Logic Corp. (b)	18	145
Maxim Integrated Products Inc.	13	362
Micron Technology Inc. (b)	30	521
National Semiconductor Corp. (j)	14	318
Novellus Systems Inc. (b) (j)	5	131
Nvidia Corp. (b)	15	439
PMC - Sierra Inc. (b) (j)	8	48
QLogic Corp. (b)	6	118
Teradyne Inc. (b) (j)	7	95
Texas Instruments Inc.	65	2,157
Xilinx Inc.	15	327
		13,974
Software - 3.2%
Adobe Systems Inc. (b)	25	938
Autodesk Inc. (b)	10	340
BMC Software Inc. (b)	9	237
CA Inc.	19	454
Citrix Systems Inc. (b)	8	303
Compuware Corp. (b)	14	111
Electronic Arts Inc. (b)	13	702
IMS Health Inc.	9	239
Intuit Inc. (b)	14	460
Microsoft Corp.	361	9,861
Novell Inc. (b) (j)	13	82
Oracle Corp. (b)	168	2,975
Parametric Technology Corp. (b)	4	69
		16,771
UTILITIES - 3.5%
Electric - 3.5%
AES Corp. (b) (j)	28	561
Allegheny Energy Inc. (b)	7	269
Ameren Corp. (j)	9	455
American Electric Power Co. Inc.	16	600
American Power Conversion Corp. (j)	6	142
Centerpoint Energy Inc. (j)	13	179
CMS Energy Corp. (b)	10	150

Consolidated Edison Inc. (j)	10	470
Constellation Energy Group Inc.	7	439
Dominion Resources Inc.	14	1,109
DTE Energy Co. (j)	8	311
Duke Energy Corp.	51	1,554
Dynegy Inc. - Class A (b)	18	102
Edison International Inc.	14	568
Emerson Electric Co.	17	1,435
Entergy Corp.	9	681
Exelon Corp.	28	1,686
FirstEnergy Corp.	14	756
FPL Group Inc. (j)	17	761
NiSource Inc.	12	252
Peoples Energy Corp. (j)	2	83
PG&E Corp.	15	605
Pinnacle West Capital Corp.	4	200
PPL Corp.	16	525
Progress Energy Inc. (j)	11	482
Public Service Enterprise Group Inc.	10	625
Southern Co. (j)	31	1,067
TECO Energy Inc.	9	138
TXU Corp.	19	1,206
Xcel Energy Inc. (j)	17	353
		17,764
Total Common Stocks (cost $428,001)		502,379

SHORT TERM INVESTMENTS - 8.6%
Money Market Fund - 2.5%
JNL Money Market Fund, 5.07% (a) (l)	13,019	13,019

Securities Lending Collateral - 6.0%
Mellon GSL Delaware Business Trust Collateral Fund (l)	31,030	31,030

GOVERNMENT SECURITIES - 0.1%
U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 4.78%, 12/07/06 (k)	710	704
Total Short Term Investments (cost $44,753)		44,753

Total Investments - 106.0% (cost $472,754)		547,132
Other Assets and Liabilities, Net - (6.0%)		-30,884
Total Net Assets - 100%		$516,248

JNL/Mellon Capital Management Small Cap Index Fund

COMMON STOCKS - 97.5%
BASIC MATERIALS - 3.4%
Chemicals - 1.6%
American Vanguard Corp. (j)	5	67
Arch Chemicals Inc.	6	158
Balchem Corp. (j)	3	57
CF Industries Holdings Inc. (j)	13	226
Ferro Corp.	10	177
Georgia Gulf Corp.	8	231
HB Fuller Co.	14	317
Hercules Inc. (b)	27	433
Innospec Inc.	3	85
Kronos Worldwide Inc.	-	14
MacDermid Inc.	6	204
Minerals Technologies Inc.	5	243
NewMarket Corp. (j)	4	232
NL Industries	1	11
Olin Corp.	17	265
OM Group Inc. (b)	7	297
Omnova Solutions Inc. (b)	10	42
Pioneer Cos Inc. (b)	2	61
PolyOne Corp. (b)	21	179
Rockwood Holdings Inc. (b) (j)	9	170
Schulman A Inc.	6	150
Sensient Technologies Corp. (j)	11	218
Spartech Corp.	8	208
Stepan Co.	1	37
Symyx Technologies Inc. (b)	8	173
Terra Industries Inc. (b) (j)	24	183
Tronox Inc. - Class B (j)	9	116
UAP Holding Corp. (j)	12	260
WR Grace & Co. (b) (j)	16	209
Zoltek Cos. Inc. (b) (j)	4	107
		5,130
Forest Products & Paper - 0.5%
Bowater Inc. (j)	13	264
Buckeye Technologies Inc. (b)	8	67
Caraustar Industries Inc. (b) (j)	6	51
Deltic Timber Corp.	2	110
Glatfelter (j)	11	147
Mercer International Inc. (b) (j)	5	51
Neenah Paper Inc.	4	125
Potlatch Corp. (j)	9	348

Rock-Tenn Co. - Class A	8	154
Schweitzer-Mauduit International Inc.	4	77
Wausau Paper Corp.	11	142
Xerium Technologies Inc.	4	44
		1,580
Iron & Steel - 0.7%
AK Steel Holding Corp. (b) (j)	27	324
Chaparral Steel Co. (b)	11	369
Cleveland-Cliffs Inc.	10	384
Gibraltar Industries Inc.	6	131
Olympic Steel Inc.	2	46
Oregon Steel Mills Inc. (b)	9	422
Ryerson Inc.	6	133
Schnitzer Steel Industries Inc. - Class A	5	172
Shiloh Industries Inc. (b)	1	9
Steel Technologies Inc.	2	44
Wheeling-Pittsburgh Corp. (b) (j)	2	38
		2,072
Mining - 0.6%
AMCOL International Corp. (j)	5	129
Brush Engineered Materials Inc. (b) (j)	5	114
Century Aluminum Co. (b) (j)	5	180
Coeur d'Alene Mines Corp. (b) (j)	67	317
Compass Minerals International Inc.	8	218
Hecla Mining Co. (b) (j)	29	166
Royal Gold Inc. (j)	4	116
RTI International Metals Inc. (b)	5	228
Stillwater Mining Co. (b)	9	74
USEC Inc.	21	202
		1,744
COMMUNICATIONS - 8.0%
Advertising - 0.3%
Advo Inc.	8	211
Catalina Marketing Corp.	11	302
Gaiam Inc. (b)	3	45
inVentiv Health Inc. (b)	7	225
Marchex Inc. - Class B (b) (j)	6	85
Sitel Corp. (b)	12	37
Valuevision Media Inc. (b)	8	91
		996
E - Commerce - 0.3%
1-800 Contacts Inc. (b) (j)	1	17
1-800-Flowers.com Inc. (b)	6	31

Agile Software Corp. (b) (j)	13	88
Arbinet-thexchange Inc. (b)	2	8
Ariba Inc. (b)	18	136
Blue Nile Inc. (b) (j)	3	125
Click Commerce Inc. (b)	2	43
Drugstore.Com Inc. (b) (j)	20	67
FTD Group Inc. (b)	3	44
Overstock.com Inc. (b) (j)	3	54
Priceline.com Inc. (b)	6	218
Stamps.com Inc. (b) (j)	4	85
webMethods Inc. (b)	12	92
		1,008
Internet - 3.2%
@Road Inc. (b) (j)	15	87
Access Integrated Technologies Inc. (b) (j)	3	26
aQuantive Inc. (b) (j)	18	425
Art Technology Group Inc. (b) (j)	27	69
Audible Inc. (b) (j)	6	44
Avocent Corp. (b)	11	339
Blue Coat Systems Inc. (b) (j)	4	65
Chordiant Software Inc. (b)	20	60
CMGI Inc. (b) (j)	102	108
CNET Networks Inc. (b) (j)	34	330
Cogent Communications Group Inc. (b)	5	52
Corillian Corp. (b)	5	14
Covad Communications Group Inc. (b) (j)	50	74
Cybersource Corp. (b) (j)	8	93
DealerTrack Holdings Inc. (b)	2	46
Digital Insight Corp. (b)	8	233
Digital River Inc. (b)	9	462
Digitas Inc. (b) (j)	22	210
Earthlink Inc. (b)	32	232
eCollege.com Inc. (b)	4	66
Equinix Inc. (b) (j)	7	416
eResearch Technology Inc. (b) (j)	11	87
GSI Commerce Inc. (b)	9	127
Harris Interactive Inc. (b)	12	71
i2 Technologies Inc. (b) (j)	3	57
Infospace Inc. (b)	7	134
Internap Network Services Corp. (b) (j)	7	112
Internet Capital Group Inc. (b)	9	81
Internet Security Systems Inc. (b)	9	263
Interwoven Inc. (b)	9	101

Ipass Inc. (b) (j)	16	73
j2 Global Communications Inc. (b)	11	309
Jupitermedia Corp. (b) (j)	5	46
Knot Inc. (b) (j)	6	123
Lionbridge Technologies Inc. (b)	15	112
Liquidity Services Inc. (b)	2	25
Move Inc. (b)	29	141
NetBank Inc. (j)	11	67
NetFlix Inc. (b) (j)	11	253
Netratings Inc. (b)	3	38
NIC Inc. (b)	8	41
Online Resources Corp. (b) (j)	5	59
Openwave Systems Inc. (b) (j)	22	205
Opsware Inc. (b)	21	186
PC-Tel Inc. (b)	3	34
Perficient Inc. (b)	4	59
PlanetOut Inc. (b)	1	4
ProQuest Co. (b)	5	69
RealNetworks Inc. (b)	26	277
Redback Networks Inc. (b)	15	214
RightNow Technologies Inc. (b) (j)	3	46
S1 Corp. (b)	17	77
Safeguard Scientifics Inc. (b) (j)	20	39
Sapient Corp. (b) (j)	17	94
Secure Computing Corp. (b)	10	63
Sohu.com Inc. (b)	6	133
SonicWALL Inc. (b)	16	176
Stellent Inc.	7	76
Terremark Worldwide Inc. (b)	7	40
TheStreet.com Inc.	4	42
TIBCO Software Inc. (b)	50	448
Travelzoo Inc. (b)	1	17
Trizetto Group Inc. (b)	11	163
United Online Inc. (j)	16	190
Valueclick Inc. (b) (j)	23	435
Vasco Data Security International Inc. (b) (j)	7	70
Vignette Corp. (b)	7	96
WebEx Communications Inc. (b)	10	396
Websense Inc. (b)	11	248
WebSideStory Inc. (b) (j)	4	50
		9,718
Telecommunications - 3.5%
3Com Corp. (b)	95	416

Adaptec Inc. (b) (j)	27	118
Adtran Inc. (j)	16	374
Aeroflex Inc. (b)	17	179
Alaska Communications Systems Group Inc. (j)	9	122
Anaren Inc. (b)	4	93
Andrew Corp. (b)	39	358
Anixter International Inc.	8	427
Arris Group Inc. (b)	25	281
Atheros Communications Inc. (b) (j)	12	225
Atlantic Tele-Network Inc.	2	30
Black Box Corp.	4	165
Broadwing Corp. (b) (j)	18	224
Carrier Access Corp. (b)	4	32
Cbeyond Inc. (b) (j)	4	97
C-COR Inc. (b)	12	99
Cincinnati Bell Inc. (b)	59	284
Commonwealth Telephone Enterprises Inc.	5	214
CommScope Inc. (b) (j)	14	461
Comtech Telecommunications Corp. (b)	5	178
Consolidated Communications Holdings Inc.	5	94
CPI International Inc. (b)	1	11
CT Communications Inc. (j)	5	103
Ditech Networks Inc. (b)	7	53
Eschelon Telecom Inc. (b)	2	31
Essex Corp. (b) (j)	5	88
Extreme Networks Inc. (b) (j)	28	102
Fairpoint Communications Inc.	6	111
FiberTower Corp. (b) (j)	13	122
Finisar Corp. (b) (j)	53	192
Foundry Networks Inc. (b)	35	463
General Communication - Class A (b) (j)	12	155
Golden Telecom Inc.	5	146
Harmonic Inc. (b)	18	131
Hungarian Telephone & Cable Corp. (b)	1	10
Hypercom Corp. (b)	13	87
IDT Corp. - Class B (b)	12	178
Iowa Telecommunicatoins Services Inc.	8	152
Ixia (b)	11	95
Lightbridge Inc. (b)	7	76
Loral Space & Communications Inc. (b) (j)	3	73
Mastec Inc. (b)	10	111
MRV Communications Inc. (b) (j)	30	83
Netgear Inc. (b) (j)	8	166

Newport Corp. (b)	9	155
North Pittsburgh Systems Inc.	3	85
NTELOS Holdings Corp. (b)	3	38
Oplink Communications Inc. (b)	4	73
Optical Communication Products Inc. (b) (j)	2	5
Parkervision Inc. (b) (j)	4	30
Plantronics Inc. (j)	12	204
Polycom Inc. (b)	21	505
Premiere Global Services Inc. (b) (j)	17	144
RCN Corp. (b)	7	200
SafeNet Inc. (b)	7	119
SAVVIS Inc. (b) (j)	8	219
Shenandoah Telecom Co. (j)	2	70
Sirenza Microdevices Inc. (b) (j)	5	41
Sonus Networks Inc. (b) (j)	58	306
SureWest Communications (j)	3	56
Sycamore Networks Inc. (b)	45	169
Symmetricom Inc. (b)	11	87
Talk America Holdings Inc. (b) (j)	7	64
Tekelec (b) (j)	13	175
Telkonet Inc. (b) (j)	6	17
Time Warner Telecom Inc. - Class A (b) (j)	18	333
USA Mobility Inc.	7	152
Utstarcom Inc. (b) (j)	28	247
Vonage Holdings Corp. (b) (j)	8	53
Zhone Technologies Inc. (b) (j)	25	27
		10,784
Wireless Telecommunications - 0.7%
24/7 Real Media Inc. (b)	11	92
CalAmp Corp. (b) (j)	5	31
Centennial Communications Corp. (j)	4	23
Dobson Communications Corp. (b) (j)	36	250
EMS Technologies Inc. (b)	3	62
ID Systems Inc. (b)	2	56
Interdigital Communication Corp. (b) (j)	12	425
iPCS Inc. (b) (j)	4	215
Novatel Wireless Inc. (b) (j)	6	62
Pegasus Wireless Corp. (b) (j)	13	8
Powerwave Technologies Inc. (b) (j)	27	206
Radyne Corp. (b)	4	47
RF Micro Devices Inc. (b) (j)	44	334
Stratex Networks Inc. (b) (j)	23	102
Syniverse Holdings Inc. (b)	6	92

Viasat Inc. (b) (j)	6	140
Wireless Facilities Inc. (b) (j)	10	21
		2,166
CONSUMER, CYCLICAL - 15.3%
Airlines - 0.5%
AirTran Holdings Inc. (b) (j)	21	207
Alaska Air Group Inc. (b)	10	366
ExpressJet Holdings Inc. (b)	10	68
Frontier Airlines Holdings Inc. (b) (j)	9	73
JetBlue Airways Corp. (b) (j)	42	389
MAIR Holdings Inc. (b) (j)	1	6
Mesa Air Group Inc. (b)	8	60
Pinnacle Airlines Corp. (b)	4	27
Republic Airways Holdings Inc. (b)	7	110
SkyWest Inc.	15	378
		1,684
Apparel - 1.4%
Carter's Inc. (b)	11	294
Cherokee Inc.	2	62
CROCS Inc. (b)	2	71
Deckers Outdoor Corp. (b) (j)	2	114
dELiA*s Inc. (b) (j)	4	30
Guess ? Inc. (b) (j)	5	243
Gymboree Corp. (b)	8	335
Hampshire Group Ltd. (b)	-	5
Hartmarx Corp. (b)	8	54
Iconix Brand Group Inc. (b) (j)	8	124
Kellwood Co. (j)	6	166
K-Swiss Inc. - Class A	6	188
Maidenform Brands Inc. (b)	6	108
Oxford Industries Inc. (j)	4	158
Perry Ellis International Inc. (b)	2	50
Phillips-Van Heusen Corp.	13	545
Quicksilver Inc. (b)	30	359
Skechers USA Inc. - Class A (b)	3	82
Steven Madden Ltd.	5	198
Stride Rite Corp.	9	127
Timberland Co. - Class A (b)	11	330
True Religion Apparel Inc. (b) (j)	3	60
Volcom Inc. (b) (j)	3	63
Warnaco Group Inc. (b) (j)	11	219
Weyco Group Inc.	2	40
Wolverine World Wide Inc.	13	375

		4,400
Automobiles - 1.0%
Accuride Corp. (b)	5	53
Aftermarket Technology Corp. (b)	5	84
American Axle & Manufacturing Holdings Inc. (j)	13	209
ArvinMeritor Inc. (j)	16	231
ASV Inc. (b) (j)	4	66
Bandag Inc. (j)	3	108
Commercial Vehicle Group Inc. (b)	5	87
Cooper Tire & Rubber Co. (j)	15	155
Directed Electronics Inc. (b)	2	30
Fuel Systems Solutions Inc. (b)	2	31
Keystone Automotive Industries Inc. (b)	4	143
Lear Corp. (j)	15	319
Miller Industries Inc. (b)	2	38
Modine Manufacturing Co.	8	186
Navistar International Corp. (b)	15	389
Noble International Ltd. (j)	3	35
Standard Motor Products Inc.	4	45
Strattec Security Corp. (b)	1	26
Superior Industries International Inc. (j)	7	115
Tenneco Automotive Inc. (b)	10	244
Titan International Inc. (j)	4	72
Visteon Corp. (b) (j)	31	249
Wabash National Corp. (j)	10	140
		3,055
Beverages - 0.1%
Boston Beer Co. Inc. - Class A (b)	2	66
Coca-Cola Bottling Co. Consolidated (j)	1	60
Farmer Brothers Co. (j)	1	23
Green Mountain Coffee Roasters Inc. (b) (j)	1	44
Jones Soda Co. (b) (j)	5	43
National Beverage Corp. (j)	2	21
Peets Coffee & Tea Inc. (b) (j)	3	82
		339
Distribution & Wholesale - 0.8%
Beacon Roofing Supply Inc. (b) (j)	11	214
BlueLinx Holdings Inc. (j)	2	20
Brightpoint Inc. (b)	12	167
Building Material Holding Corp.	7	183
Central Euro Distribution Corp. (b) (j)	7	172
Core-Mark Holding Co. Inc. (b)	2	67
Huttig Building Products Inc. (b)	3	17

LKQ Corp. (b)	10	227
MWI Veterinary Supply Inc. (b)	1	36
Nuco2 Inc. (b) (j)	3	90
Owens & Minor Inc.	9	303
Scansource Inc. (b) (j)	6	180
United Stationers Inc. (b)	7	348
Valley National Gases Inc.	1	13
Watsco Inc.	6	294
		2,331
Entertainment - 0.7%
Bally Technologies Inc. (b) (j)	13	221
Bluegreen Corp. (b) (j)	5	53
Carmike Cinemas Inc.	3	51
Century Casinos Inc. (b)	4	44
Churchill Downs Inc. (j)	2	93
Dover Downs Gaming & Entertainment Inc.	4	43
Dover Motorsports Inc.	3	14
Empire Resorts Inc. (b)	1	9
Great Wolf Resorts Inc. (b)	6	74
Isle of Capri Casinos Inc. (b) (j)	4	83
Lakes Entertainment Inc. (b)	6	55
Macrovision Corp. (b)	12	282
Magna Entertainment Corp. (b)	9	44
Pinnacle Entertainment Inc. (b)	11	309
Progressive Gaming International Corp. (b) (j)	8	68
Shuffle Master Inc. (b) (j)	8	225
Six Flags Inc. (b) (j)	19	99
Speedway Motorsports Inc.	4	141
Steinway Musical Instruments Inc. (b) (j)	2	46
World Wrestling Entertainment Inc.	5	75
Vail Resorts Inc. (b)	7	296
		2,325
Home Builders - 0.6%
Amrep Corp. (j)	-	10
Brookfield Homes Corp. (j)	3	84
Cavco Industries Inc. (b)	2	49
Champion Enterprises Inc. (b) (j)	18	122
Fleetwood Enterprises Inc. (b)	16	108
Hovnanian Enterprises Inc. - Class A (b) (j)	11	335
Levitt Corp. - Class A (j)	4	44
M/I Homes Inc.	3	95
Meritage Corp. (b)	5	226
Monaco Coach Corp. (j)	6	64

Orleans Homebuilders Inc. (j)	1	10
Palm Harbor Homes Inc. (b) (j)	2	32
Skyline Corp.	2	60
Technical Olympic USA Inc. (j)	4	40
WCI Communities Inc. (b) (j)	8	144
Williams Scotsman International Inc. (b)	7	149
Winnebago Industries Inc. (j)	7	232
		1,804
Home Furnishings - 0.5%
American Woodmark Corp. (j)	3	96
Audiovox Corp. (b) (j)	4	56
Bassett Furniture Industries Inc.	2	28
DTS Inc. (b)	4	89
Ethan Allen Interiors Inc. (j)	8	263
Furniture Brands International Inc. (j)	11	206
Hooker Furniture Corp. (j)	3	40
Kimball International Inc. - Class B	5	103
La-Z-Boy Inc. (j)	12	168
Sealy Corp.	4	58
Stanley Furniture Co. Inc.	3	54
Tempur-Pedic International Inc. (b) (j)	12	208
Universal Electronics Inc. (b)	3	59
		1,428
Leisure Time - 0.6%
Ambassadors Group Inc.	5	143
Ambassadors International Inc. (j)	2	49
Arctic Cat Inc.	3	48
Bally Total Fitness Holding Corp. (b) (j)	9	14
Callaway Golf Co.	19	243
K2 Inc. (b)	11	130
Life Time Fitness Inc. (b)	7	323
Marine Products Corp. (j)	2	21
Multimedia Games Inc. (b) (j)	6	57
Nautilus Inc. (j)	7	99
Polaris Industries Inc. (j)	10	412
WMS Industries Inc. (b) (j)	7	191
		1,730
Lodging - 0.5%
Ameristar Casinos Inc.	6	132
Aztar Corp. (b)	9	453
Gaylord Entertainment Co. (b) (j)	10	430
Lodgian Inc. (b)	5	72
Marcus Corp.	6	143

Monarch Casino & Resort Inc. (b)	2	44
Morgans Hotel Group Co. (b)	4	46
MTR Gaming Group Inc. (b)	4	40
Riviera Holdings Corp. (b) (j)	2	46
Trump Entertainment Resorts Inc. (b) (j)	7	126
		1,532
Media - 1.3%
Acacia Research Corp. (b)	6	69
Beasley Broadcast Group Inc. - Class A	1	6
Belo Corp.	22	348
Charter Communications Inc. - Class A (b) (j)	83	126
Citadel Broadcasting Corp. (j)	8	79
CKX Inc. (b) (j)	11	139
Courier Corp.	2	86
Cox Radio Inc. - Class A (b)	11	173
Crown Media Holdings Inc. (b) (j)	2	10
Cumulus Media Inc. - Class A (b) (j)	11	104
Emmis Communications Corp. - Class A (b)	7	92
Entercom Communications Corp.	7	183
Entravision Communications Corp. (b) (j)	15	111
Fisher Communications Inc. (b) (j)	1	62
Gemstar-TV Guide International Inc. (b)	60	199
Gray Television Inc.	10	66
Journal Communications Inc. - Class A	13	141
Journal Register Co.	9	49
Lee Enterprises Inc.	11	265
Lin TV Corp. (b)	5	37
Lodgenet Entertainment Corp. (b)	4	77
Martha Stewart Living Omnimedia Inc. (j)	6	111
Media General Inc.	5	193
Mediacom Communications Corp. (b)	14	102
Outdoor Channel Holdings Inc. (b) (j)	3	28
Playboy Enterprises Inc. - Class B (b) (j)	5	47
Primedia Inc. (b) (j)	26	40
Private Media Group Ltd. (b) (j)	3	11
Radio One Inc. (b)	17	108
Reader's Digest Association Inc. - Class A (j)	23	305
Saga Communications Inc. (b)	1	11
Salem Communications Corp. - Class A	2	23
Scholastic Corp. (b)	8	252
Sinclair Broadcast Group Inc. - Class A	11	85
Spanish Broadcasting System Inc. - Class A (b)	11	48
Sun-Times Media Group Inc. (j)	17	115

Triple Crown Media Inc. (b)	1	6
Value Line Inc. (j)	-	9
Westwood One Inc.	15	109
WPT Enterprises Inc. (b) (j)	1	4
		4,029
Office & Business Equipment - 0.5%
Compx International Inc.	-	6
Global Imaging Systems Inc. (b)	12	266
Herman Miller Inc. (j)	16	537
IKON Office Solutions Inc.	25	338
Interface Inc. (b)	12	154
Knoll Inc.	7	147
TRM Corp. (b)	2	4
		1,452
Retail - 6.4%
99 Cents Only Stores (b) (j)	11	133
AC Moore Arts & Crafts Inc. (b) (j)	4	73
Aeropostale Inc. (b)	13	388
AFC Enterprises (b)	6	82
America's Car-Mart Inc. (b) (j)	2	40
Applebee's International Inc.	18	388
Asbury Automotive Group Inc.	2	51
Bebe Stores Inc.	5	128
Big 5 Sporting Goods Corp.	6	128
Big Lots Inc. (b) (j)	27	529
BJ's Restaurants Inc. (b) (j)	3	69
Blair Corp.	1	22
Blockbuster Inc. - Class A (b) (j)	46	177
Bob Evans Farms Inc.	9	260
Bon-Ton Stores Inc. (j)	1	42
Books-A-Million Inc. (j)	3	62
Borders Group Inc. (j)	15	304
Brown Shoe Co. Inc.	7	244
Buckle Inc. (j)	2	87
Buffalo Wild Wings Inc. (b) (j)	2	68
Build-A-Bear Workshop Inc. (b) (j)	3	72
Cabela's Inc. - Class A (b) (j)	7	163
Cache Inc. (b)	3	54
California Pizza Kitchen Inc. (b)	5	139
Casey's General Stores Inc.	12	267
Cash America International Inc.	7	266
Casual Male Retail Group Inc. (b) (j)	8	108
Cato Corp. - Class A	7	155

CBRL Group Inc.	7	298
CEC Entertainment Inc. (b) (j)	8	240
Charlotte Russe Holding Inc. (b)	4	106
Charming Shoppes Inc. (b) (j)	30	423
Children’s Place Retail Stores Inc. (b)	5	332
Chipotle Mexican Grill Inc. - Class A (b) (j)	2	98
Christopher & Banks Corp.	8	248
Citi Trends Inc. (b) (j)	1	47
CKE Restaurants Inc. (j)	14	231
Columbia Sportswear Co. (b) (j)	3	184
Conn's Inc. (b) (j)	2	33
Cosi Inc. (b)	7	40
Cost Plus Inc. (b) (j)	5	57
CSK Auto Corp. (b)	10	142
DEB Shops Inc. (j)	1	27
Denny's Corp. (b)	25	84
Domino's Pizza Inc.	9	233
Dress Barn Inc. (b) (j)	11	231
DSW Inc. (b)	5	147
Ezcorp Inc. - Class A (b)	3	131
Finish Line Inc. - Class A	11	133
First Cash Financial Services Inc. (b)	7	134
Fred's Inc. (j)	9	113
GameStop Corp. - Class B (b)	1	53
Genesco Inc. (b)	5	187
Group 1 Automotive Inc.	6	284
Guitar Center Inc. (b)	7	320
Haverty Furniture Cos. Inc.	5	86
Hibbett Sporting Goods Inc. (b)	8	219
Hot Topic Inc. (b) (j)	11	121
IHOP Corp.	4	195
Insight Enterprises Inc. (b)	12	240
Jack in the Box Inc. (b)	9	446
Jo-Ann Stores Inc. (b) (j)	6	97
JOS A Bank Clothiers Inc. (b) (j)	4	122
Kenneth Cole Productions Inc.	2	55
Krispy Kreme Doughnuts Inc. (b) (j)	13	106
Landry's Restaurants Inc.	4	111
Lithia Motors Inc. - Class A	4	103
Lone Star Steakhouse & Saloon Inc. (j)	4	108
Longs Drug Stores Corp.	8	355
Luby's Inc. (b)	5	54
Marinemax Inc. (b) (j)	3	88

McCormick & Schmick's Seafood Restaurants Inc. (b)	3	57
Men's Wearhouse Inc.	11	406
Movado Group Inc.	4	102
New York & Co. Inc. (b)	5	60
Nu Skin Enterprises Inc.	14	242
O'Charleys Inc. (b)	5	98
Pacific Sunwear of California (b) (j)	17	250
Pantry Inc. (b)	5	294
Papa John's International Inc. (b)	6	204
Payless Shoesource Inc. (b)	16	401
PEP Boys-Manny Moe & Jack	13	170
Petco Animal Supplies Inc. (b)	14	393
PF Chang's China Bistro Inc. (b) (j)	6	221
Pier 1 Imports Inc. (j)	20	151
Pricesmart Inc. (b)	1	18
Rare Hospitality International Inc. (b)	8	248
Red Robin Gourmet Burgers Inc. (b)	4	185
Regis Corp. (j)	11	396
Restoration Hardware Inc. (b)	5	44
Retail Ventures Inc. (b) (j)	4	65
Ruby Tuesday Inc.	14	403
Rush Enterprises Inc. (b)	1	20
Rush Enterprises Inc. - Class A (b)	5	77
Ruth's Chris Steak House (b)	4	83
Ryan's Restaurant Group Inc. (b)	10	163
School Specialty Inc. (b) (j)	5	188
Select Comfort Corp. (b) (j)	12	271
Shoe Carnival Inc. (b)	2	48
Smart & Final Inc. (b)	3	48
Sonic Automotive Inc.	7	169
Sonic Corp. (b)	20	459
Stage Stores Inc.	6	181
Steak N Shake Co. (b)	6	109
Stein Mart Inc.	6	86
Syms Corp. (b) (j)	2	36
Systemax Inc. (b)	2	24
Talbots Inc. (j)	5	141
Texas Roadhouse Inc. - Class A (b) (j)	13	156
Triarc Cos. Inc. - Class B (j)	14	215
Tuesday Morning Corp.	6	88
Tween Brands Inc. (b)	8	301
Under Armour Inc. - Class A (b) (j)	5	202
West Marine Inc. (b) (j)	3	38

Wet Seal Inc. (b)	16	98
Wilsons The Leather Experts (b)	3	7
World Fuel Services Corp. (j)	6	255
Zale Corp. (b)	11	305
Zumiez Inc. (b) (j)	3	82
		19,819
Storage/Warehousing - 0.1%
Mobile Mini Inc. (b)	8	231

Textiles - 0.1%
G&K Services Inc. - Class A	5	188
Unifirst Corp.	2	65
		253
Toys & Hobbies - 0.2%
Jakks Pacific Inc. (b) (j)	6	107
Leapfrog Enterprises Inc. (b) (j)	8	65
Marvel Entertainment Inc. (b) (j)	11	273
RC2 Corp. (b)	5	162
Topps Co. Inc. (j)	9	77
		684
CONSUMER, NON-CYCLICAL - 8.1%
Agriculture - 0.2%
Alico Inc.	1	47
Andersons Inc.	4	122
Delta & Pine Land Co.	8	331
Maui Land & Pineapple Co. Inc. (b) (j)	1	17
Star Scientific Inc. (b) (j)	6	19
Tejon Ranch Co. (b) (j)	3	110
		646
Commercial Services - 5.3%
Aaron Rents Inc.	10	242
ABM Industries Inc.	11	199
ACE Cash Express Inc. (b) (j)	3	77
Administaff Inc.	5	178
Advance America Cash Advance Centers Inc. (j)	17	239
Advisory Board Co. (b)	4	213
Albany Molecular Research Inc. (b)	6	58
Alderwoods Group Inc. (b) (j)	10	195
AMN Healthcare Services Inc. (b)	8	187
Arbitron Inc.	7	258
Bankrate Inc. (b)	2	56
Banta Corp.	6	273
Barrett Business Services Inc. (b)	1	29

BearingPoint Inc. (b) (j)	44	347
Bowne & Co. Inc.	7	106
Bright Horizons Family Solutions Inc. (b)	6	268
CBIZ Inc. (b) (j)	15	111
CDI Corp.	3	55
Central Parking Corp. (j)	3	56
Cenveo Inc. (b)	13	239
Chemed Corp.	6	202
Clark Inc. (j)	3	38
Clayton Holdings Inc. (b) (j)	1	14
Coinmach Service Corp.	6	55
Coinstar Inc. (b)	7	195
Compass Diversified Trust (j)	3	43
Consolidated Graphics Inc. (b)	3	158
Corinthian Colleges Inc. (b) (j)	20	214
Cornell Companies Inc. (b) (j)	2	43
Corvel Corp. (b) (j)	1	32
CoStar Group Inc. (b)	4	169
CRA International Inc. (b)	2	118
Cross Country Healthcare Inc. (b)	7	124
Deluxe Corp.	12	204
DeVry Inc. (b)	14	298
Diamond Management & Technology Consultants Inc. (b)	7	80
Dollar Financial Corp. (b)	3	58
Dollar Thrifty Automotive Group (b)	6	253
DynCorp International Inc. (b) (j)	6	77
Educate Inc. (b) (j)	3	26
Electro Rent Corp. (b)	4	69
Euronet Worldwide Inc. (b) (j)	8	198
Exponent Inc. (b) (j)	4	58
First Advantage Corp. - Class A (b) (j)	2	38
First Consulting Group Inc. (b) (j)	4	39
Forrester Research Inc. (b) (j)	3	80
FTI Consulting Inc. (b)	10	241
Gartner Inc. - Class A (b)	13	232
Geo Group Inc. (b)	3	134
Gevity HR Inc. (j)	6	138
Global Cash Access Inc. (b)	7	110
H&E Equipment Services Inc. (b)	3	62
Healthcare Services Group Inc. (j)	7	168
Healthspring Inc. (b) (j)	5	91
Heartland Payment Systems Inc. (j)	4	99
Heidrick & Struggles International Inc. (b) (j)	4	156

Home Solutions of America Inc. (b) (j)	8	44
Hooper Holmes Inc.	1	4
Hudson Highland Group Inc. (b)	6	55
Huron Consulting Group Inc. (b)	4	171
ICT Group Inc. (b)	1	46
Integrated Electrical Service Inc. (b) (j)	3	52
Interactive Data Corp. (b)	8	157
Jackson Hewitt Tax Service Inc.	8	252
Kelly Services Inc. - Class A	5	136
Kendle International Inc. (b)	3	93
Kenexa Corp. (b)	3	84
Kforce Inc. (b)	7	78
Korn/Ferry International (b)	10	214
Labor Ready Inc. (b)	13	200
Landauer Inc. (j)	2	109
LECG Corp. (b)	5	98
Lincoln Educational Services Corp. (b) (j)	1	22
Live Nation Inc. (b)	15	298
Maximus Inc.	5	131
McGrath Rentcorp.	5	139
Medifast Inc. (b) (j)	3	22
Midas Inc. (b)	4	84
Monro Muffler Inc.	3	96
Morningstar Inc. (b)	4	131
MPS Group Inc. (b)	25	378
Navigant Consulting Inc. (b) (j)	11	217
NCO Group Inc. (b)	7	196
Net 1 UEPS Technologies Inc. (b)	11	262
On Assignment Inc. (b)	6	55
Parexel International Corp. (b)	6	209
PeopleSupport Inc. (b)	4	74
PharmaNet Development Group Inc. (b)	4	78
PHH Corp. (b)	12	334
PRA International (b)	5	122
Pre-Paid Legal Services Inc. (j)	3	101
Princeton Review Inc. (b) (j)	2	13
Providence Services Corp. (b) (j)	3	74
QC Holdings Inc. (b) (j)	1	18
Rent-A-Center Inc. (b)	16	481
Resources Connection Inc. (b)	11	308
Rewards Network Inc. (b) (j)	6	28
Rollins Inc.	7	138
Senomyx Inc. (b)	8	116

Sotheby's	15	496
Source Interlink Cos. Inc. (b) (j)	7	70
Spherion Corp. (b)	12	88
Standard Parking Corp. (b)	1	32
Startek Inc.	3	32
Stewart Enterprises Inc. - Class A	24	143
Strayer Education Inc.	3	376
Team Industrial Services Inc. (b)	1	34
TeleTech Holdings Inc. (b)	7	114
TNS Inc. (b)	5	79
Universal Technical Institute Inc. (b)	6	102
Valassis Communications Inc. (b)	11	202
Vertrue Inc. (b)	2	66
Viad Corp.	6	195
Volt Information Sciences Inc. (b) (j)	2	62
Watson Wyatt Worldwide Inc.	10	419
Wright Express Corp. (b)	10	232
		16,360
Cosmetics & Personal Care - 0.1%
Chattem Inc. (b)	4	150
Elizabeth Arden Inc. (b)	6	92
Inter Parfums Inc.	1	12
Parlux Fragrances Inc. (b) (j)	3	15
Revlon Inc. - Class A (b) (j)	30	34
		303
Food - 1.4%
Arden Group Inc. - Class A (j)	-	31
Chiquita Brands International Inc.	10	137
Diamond Foods Inc. (j)	3	48
Flowers Foods Inc.	13	337
Gold Kist Inc. (b)	12	243
Great Atlantic & Pacific Tea Co.	5	110
Hain Celestial Group Inc. (b)	8	192
Imperial Sugar Co. (j)	2	77
Ingles Markets Inc. - Class A	3	75
J&J Snack Foods Corp.	3	108
John B. Sanfilippo & Son Inc. (b)	1	10
Lance Inc.	7	162
M&F Worldwide Corp. (b)	2	34
Morton's Restaurant Group Inc. (b)	2	31
Nash Finch Co.	3	76
Pathmark Stores Inc. (b)	11	113
Performance Food Group Co. (b) (j)	9	240

Pilgrim's Pride Corp. - Class B	10	265
Premium Standard Farms Inc. (j)	3	65
Ralcorp Holdings Inc. (b)	6	300
Ruddick Corp.	9	239
Sanderson Farms Inc.	4	134
Seaboard Corp.	-	105
Spartan Stores Inc.	5	85
Tootsie Roll Industries Inc. (j)	9	250
TreeHouse Foods Inc. (b)	8	177
United Natural Foods Inc. (b)	10	300
Village Super Market Inc.	-	13
Weis Markets Inc.	3	108
Wild Oats Markets Inc. (b) (j)	8	133
		4,196
Household Products - 0.9%
ACCO Brands Corp. (b)	11	240
American Greetings Corp.	13	294
Blyth Inc.	6	139
Central Garden & Pet Co. (b)	5	250
CNS Inc.	3	80
CSS Industries Inc. (j)	2	50
Ennis Inc. (j)	6	130
Fossil Inc. (b)	10	210
John H Harland Co.	7	240
Lifetime Brands Inc.	3	51
National Presto Industries Inc.	1	70
Playtex Products Inc. (b)	14	182
Prestige Brands Holdings Inc. (b)	8	90
Russ Berrie & Co. Inc. (b)	2	31
Spectrum Brands Inc. (b) (j)	8	68
Standard Register Co.	4	56
Tupperware Brands Corp.	14	271
WD-40 Co.	4	147
Yankee Candle Co. Inc.	10	292
		2,891
Tobacco - 0.2%
Alliance One International Inc. (b)	24	100
Universal Corp.	6	225
Vector Group Ltd. (j)	10	160
		485
ENERGY - 5.8%
Alternative Energy - 0.3%
Evergreen Solar Inc. (b) (j)	16	136

Fuelcell Energy Inc. (b) (j)	13	95
Headwaters Inc. (b) (j)	10	228
KFX Inc. (b) (j)	17	179
MGP Ingredients Inc. (j)	2	41
Pacific Ethanol Inc. (b) (j)	6	87
Plug Power Inc. (b) (j)	16	63
Quantum Fuel Systems Technologies Worldwide Inc. (b) (j)	9	17
Sunpower Corp. (b) (j)	2	69
Syntroleum Corp. (b) (j)	7	36
		951
Coal - 0.1%
Alpha Natural Resources Inc. (b)	12	196
International Coal Group Inc. (b) (j)	26	111
James River Coal Co. (b) (j)	4	42
Westmoreland Coal Co. (b) (j)	1	24
		373
Oil & Gas - 5.4%
Allis-Chalmers Energy Inc. (b)	6	84
Alon USA Energy Inc.	3	88
Arena Resources Inc. (b)	3	82
Atlas America Inc. (b)	4	179
ATP Oil & Gas Corp. (b) (j)	5	180
Atwood Oceanics Inc. (b)	6	279
Aurora Oil & Gas Corp. (b) (j)	16	50
Basic Energy Services Inc. (b)	3	77
Berry Petroleum Co. - Class A	8	229
Bill Barrett Corp. (b) (j)	7	169
Bois d'Arc Energy Inc. (b)	4	63
Brigham Exploration Co. (b) (j)	10	66
Bronco Drilling Co. Inc. (b) (j)	4	78
Callon Petroleum Corp. (b)	4	59
CARBO Ceramics Inc. (j)	5	174
Carrizo Oil & Gas Inc. (b)	6	144
Cascade Natural Gas Corp.	3	72
Clayton Williams Energy Inc. (b)	1	32
Complete Production Services Inc. (b)	6	126
Comstock Resources Inc. (b)	10	268
Crosstex Energy Inc. (j)	3	233
Dawson Geophysical Co. (b)	2	48
Delek US Holdings Inc. (b)	2	38
Delta Petroleum Corp. (b) (j)	13	286
Dril-Quip Inc. (b)	3	180
Edge Petroleum Corp. (b)	4	68

Encore Acquisition Co. (b)	13	312
Energy Partners Ltd. (b) (j)	9	229
EnergySouth Inc. (j)	1	48
EXCO Resources Inc. (b) (j)	12	151
Exploration Co. of Delaware Inc. (b)	7	67
Gasco Energy Inc. (b) (j)	16	44
GeoGlobal Resources Inc. (b) (j)	6	35
Giant Industries Inc. (b)	3	274
GMX Resources Inc. (b) (j)	2	54
Goodrich Petroleum Corp. (b) (j)	3	89
Grey Wolf Inc. (b)	47	315
Gulf Island Fabrication Inc.	3	77
Gulfport Energy Corp. (b)	3	29
Hanover Compressor Co. (b) (j)	24	441
Harvest Natural Resources Inc. (b) (j)	8	86
Hercules Offshore Inc. (b)	5	147
Hornbeck Offshore Services Inc. (b)	6	198
Houston Exploration Co. (b)	7	387
Hydril (b)	4	234
Input/Output Inc. (b) (j)	17	170
Laclede Group Inc.	5	166
Lone Star Technologies Inc. (b)	7	362
Lufkin Industries Inc.	3	181
Mariner Energy Inc. (b)	17	309
Markwest Hydrocarbon Inc. (j)	2	49
Matrix Service Co. (b) (j)	4	59
Maverick Tube Corp. (b) (j)	9	564
McMoRan Exploration Co. (b) (j)	6	103
Meridian Resource Corp. (b) (j)	21	63
Metretek Technologies Inc. (b) (j)	4	46
NATCO Group Inc. (b)	3	99
New Jersey Resources Corp.	6	317
Newpark Resources Inc. (b) (j)	20	105
Nicor Inc. (j)	10	449
Northwest Natural Gas Co.	7	259
Oil States International Inc. (b)	12	330
Parallel Petroleum Corp. (b)	9	185
Parker Drilling Co. (b)	25	178
Penn Virginia Corp.	4	271
Peoples Energy Corp. (j)	9	378
PetroHawk Energy Corp. (b) (j)	32	337
Petroleum Development Corp. (b)	4	158
Petroquest Energy Inc. (b)	10	109

Piedmont Natural Gas Co. (j)	18	457
Pioneer Drilling Co. (b)	10	124
PrimeEnergy Corp. (b) (j)	-	12
Quest Resource Corp. (b) (j)	5	43
RAM Energy Resources Inc. (b) (j)	2	11
Rosetta Resources Inc. (b) (j)	12	211
RPC Inc.	5	93
South Jersey Industries Inc.	7	202
Southwest Gas Corp.	9	306
Stone Energy Corp. (b)	7	269
Sulphco Inc. (b) (j)	8	47
Superior Well Services Inc. (b)	2	47
Swift Energy Co. (b)	7	279
T-3 Energy Services Inc. (b) (j)	1	13
Toreador Resources Corp. (b)	3	64
Transmeridian Exploration Inc. (b) (j)	16	65
Trico Marine Services Inc. (b)	3	95
Tri-Valley Corp. (b) (j)	4	27
Union Drilling Inc. (b)	3	28
Universal Compression Holdings Inc. (b)	7	390
Vaalco Energy Inc. (b)	14	97
Veritas DGC Inc. (b)	8	554
Warren Resources Inc. (b) (j)	13	157
Warrior Energy Service Corp. (b)	2	54
Western Refining Inc.	5	127
WGL Holdings Inc.	12	362
W-H Energy Services Inc. (b)	7	296
Whiting Petroleum Corp. (b)	9	358
		16,604
FINANCIALS - 22.2%
Banks - 7.8%
1st Source Corp. (j)	3	91
Alabama National Bancorp. (j)	4	246
Amcore Financial Inc. (j)	5	156
AmericanWest Bancorp.	3	58
Ameris Bancorp. (j)	3	75
Ames National Corp. (j)	1	14
Arrow Financial Corp. (j)	2	50
BancFirst Corp.	2	91
Bancorp. Inc. - Wilmington DE (b) (j)	2	63
BancTrust Financial Group Inc. (j)	2	57
Bank Mutual Corp. (j)	15	180
Bank of Granite Corp. (j)	3	53

Bank of the Ozarks Inc.	3	91
BankFinancial Corp. (j)	6	108
Banner Corp.	3	118
Boston Private Financial Holdings Inc.	8	236
Bryn Mawr Bank Corp.	1	25
Cadence Financial Corp.	2	37
Camden National Corp. (j)	2	74
Capital City Bank Group Inc. (j)	3	101
Capital Corp. of the West	2	65
Capitol Bancorp. Ltd.	3	140
Cardinal Financial Corp. (j)	6	63
Cascade Bancorp. (j)	5	204
Cass Information Systems Inc. (j)	1	41
Cathay General Bancorp. (j)	12	440
Centennial Bank Holdings Inc. (b)	14	140
Center Financial Corp.	3	76
Centerstate Banks of Florida Inc. (j)	2	39
Central Pacific Financial Corp.	7	266
Chemical Financial Corp. (j)	6	180
Chittenden Corp. (j)	11	319
Citizens & Northern Corp. (j)	2	34
Citizens Banking Corp. (j)	10	275
City Bank (j)	2	101
City Holdings Co.	4	172
Coastal Financial Corp. (j)	4	48
CoBiz Inc. (j)	4	80
Colony Bankcorp Inc. (j)	1	19
Columbia Bancorp. (j)	2	52
Columbia Banking System Inc.	4	116
Commercial Bankshares Inc.	1	18
Community Bancorp. (b) (j)	2	83
Community Bank System Inc.	7	149
Community Banks Inc. (j)	6	149
Community Trust Bancorp. Inc. (j)	4	133
Corus Bankshares Inc. (j)	9	201
CVB Financial Corp. (j)	14	208
Enterprise Financial Services Corp. (j)	2	54
EuroBancshares Inc. (b)	2	19
Exchange National Bancshares Inc.	1	15
Farmers Capital Bancorp. (j)	1	46
Financial Institutions Inc.	1	31
First Bancorp. - Puerto Rico	16	181
First Bancorp. - Troy NC (j)	2	47

First Busey Corp. (j)	3	63
First Charter Corp. (j)	8	181
First Commonwealth Financial Corp. (j)	17	221
First Community Bancorp. Inc.	5	259
First Community Bancshares Inc. (j)	3	86
First Financial Bancorp.	7	116
First Financial Bankshares Inc. (j)	5	183
First Financial Corp. (j)	3	107
First Indiana Corp.	3	77
First Merchants Corp. (j)	4	102
First Midwest Bancorp. Inc.	12	447
First Regional Bancorp. (b)	2	58
First Republic Bank	5	222
First South Bancorp. Inc. (j)	2	62
First State Bancorp. (j)	4	102
FirstMerit Corp. (j)	18	422
Flag Financial Corp.	3	76
FNB Corp. (j)	16	295
Fremont General Corp.	16	220
Frontier Financial Corp. (j)	9	238
Fulton Financial Corp.	-	2
GB&T Bancshares Inc. (j)	3	68
German American Bancorp. Inc.	2	22
Glacier Bancorp. Inc.	7	255
Great Southern Bancorp. Inc. (j)	3	72
Greater Bay Bancorp.	12	337
Greene County Bancshares Inc. (j)	2	66
Hancock Holding Co. (j)	7	351
Hanmi Financial Corp.	10	192
Harleysville National Corp. (j)	7	142
Heartland Financial USA Inc. (j)	3	80
Heritage Commerce Corp. (j)	3	66
IBERIABANK Corp. (j)	2	134
Independent Bancorp. (j)	9	243
Integra Bancorp. (j)	4	105
Interchange Financial Services Corp.	4	85
International Bancshares Corp. (j)	11	317
Intervest Bancshares Corp. (b) (j)	1	46
Irwin Financial Corp.	4	84
Lakeland Bancorp. Inc. (j)	4	53
Lakeland Financial Corp. (j)	3	67
Macatawa Bancorp. (j)	4	81
MainSource Financial Group Inc.	4	66

MB Financial Inc.	7	247
MBT Financial Corp. (j)	2	37
Mercantile Bancorp. (j)	2	74
MetroCorp Bancshares Inc. (j)	1	31
Mid-State Bancshares (j)	5	149
Midwest Banc Holdings Inc. (j)	5	111
Nara Bancorp. Inc.	5	87
National Bankshares Inc. (j)	1	20
National Penn Bancshares Inc. (j)	11	218
NBT Bancorp. Inc.	8	193
Northern Empire Bancshares (b)	2	63
Oak Hill Financial Inc.	1	14
Old National Bancorp. (j)	16	305
Old Second Bancorp. Inc.	3	88
Omega Financial Corp. (j)	3	83
Oriental Financial Group	5	61
Pacific Capital Bancorp. (j)	11	299
Park National Corp. (j)	3	283
Penns Woods Bancorp. Inc.	-	16
Pennsylvania Commerce Bancorp. Inc. (b) (j)	-	8
Peoples Bancorp. Inc.	2	65
Pinnacle Financial Partners Inc. (b) (j)	4	139
Placer Sierra Bancshares	3	56
Preferred Bank	1	62
Premierwest Bancorp. (j)	3	41
PrivateBancorp. Inc.	4	196
Prosperity Bancshares Inc.	6	202
Provident Bankshares Corp.	8	281
Renasant Corp. (j)	4	102
Republic Bancorp. Inc.	17	231
Republic Bancorp. Inc. - Class A (j)	2	32
R-G Financial Corp. - Class B	6	47
Royal Bancshares of Penn - Class A	1	16
S&T Bancorp. Inc.	6	194
Sandy Spring Bancorp. Inc. (j)	4	129
Santander Bancorp.	1	16
SCBT Financial Corp.	2	75
Seacoast Banking Corp.	4	112
Security Bancorp. (j)	3	68
Shore Bancshares Inc. (j)	2	49
Sierra Bancorp. (j)	2	48
Signature Bank (b)	7	217
Simmons First National Corp. - Class A (j)	3	91

Smithtown Bancorp. Inc. (j)	2	51
Southern Community Financial Corp. (j)	2	21
Southside Bancshares Inc. (j)	2	61
Southwest Bancorp. Inc.	3	79
State National Bancshares Inc.	2	86
Sterling Bancorp. - NYS (j)	4	83
Sterling Bancshares Inc.	11	214
Sterling Financial Corp.	6	131
Suffolk Bancorp. (j)	2	73
Summit Bancshares Inc. (j)	2	63
Summit Financial Group Inc. (j)	-	6
Sun Bancorp. Inc. (b)	4	66
Superior Bancorp. (b) (j)	4	42
Susquehanna Bancshares Inc.	12	295
SVB Financial Group (b)	9	384
SY Bancorp. Inc. (j)	3	78
Taylor Capital Group Inc.	1	34
Texas Capital Bancshares Inc. (b)	5	95
Texas Regional Bancshares Inc. - Class A	10	403
Texas United Bancshares Inc.	2	67
Tompkins Trustco Inc. (j)	1	66
TriCo Bancshares (j)	3	75
Trustco Bank Corp. (j)	17	183
Trustmark Corp.	11	347
UCBH Holdings Inc. (j)	23	399
UMB Financial Corp.	8	276
Umpqua Holdings Corp. (j)	14	389
Union Bankshares Corp. (j)	2	85
United Bankshares Inc.	9	329
United Community Banks Inc. (j)	8	235
United Security Bancshares (j)	3	62
Univest Corp. (j)	2	68
USB Holding Co. Inc.	3	59
Vineyard National Bancorp.	2	48
Virginia Commerce Bancorp. (b) (j)	3	73
Virginia Financial Group Inc. (j)	3	71
W Holding Co. Inc.	25	150
Washington Trust Bancorp.	2	59
WesBanco Inc. (j)	5	156
West Bancorp. Inc. (j)	3	56
West Coast Bancorp. (j)	4	117
Westamerica Bancorp. (j)	8	385
Western Alliance Bancorp. (b) (j)	3	94

Willow Grove Bancorp. Inc.	3	50
Wilshire Bancorp. Inc. (j)	3	66
Wintrust Financial Corp.	6	306
Yardville National Bancorp.	2	73
		24,064
Diversified Financial Services - 2.0%
Accredited Home Lenders Holding Co. (b) (j)	4	159
Advanta Corp. - Class B	4	167
Asset Acceptance Capital Corp. (b) (j)	4	59
Asta Funding Inc.	3	105
BISYS Group Inc. (b)	28	299
Calamos Asset Management Inc.	5	159
CharterMac (j)	12	249
Cohen & Steers Inc. (j)	3	90
CompuCredit Corp. (b) (j)	5	152
Credit Acceptance Corp. (b) (j)	2	70
Doral Financial Corp.	20	129
eSpeed Inc. - Class A (b)	4	38
Federal Agricultural Mortgage Corp. - Class C	3	66
Financial Federal Corp.	6	168
Friedman Billings Ramsey Group Inc. - Class A (j)	34	270
GAMCO Investors Inc.	2	62
GFI Group Inc. (b) (j)	3	161
Greenhill & Co. Inc. (j)	4	283
International Securities Exchange Holdings Inc. (j)	9	432
Knight Capital Group Inc. (b)	25	449
LaBranche & Co. Inc. (b) (j)	12	127
MarketAxess Holdings Inc. (b) (j)	7	77
Marlin Business Services Inc. (b)	3	53
National Financial Partners Corp.	9	373
Ocwen Financial Corp. (b) (j)	8	121
optionsXpress Holdings Inc.	5	131
Penson Worldwide Inc. (b)	2	29
Piper Jaffray Cos. (b)	5	300
Portfolio Recovery Associates Inc. (b) (j)	4	175
Resource America Inc. - Class A	4	76
Sanders Morris Harris Group Inc.	3	33
Stifel Financial Corp. (b) (j)	2	79
SWS Group Inc.	4	89
Thomas Weisel Partners Group Inc. (b)	1	21
Tradestation Group Inc. (b)	5	82
United PanAm Financial Corp. (b)	2	34
Waddell & Reed Financial Inc. - Class A	20	496

World Acceptance Corp. (b)	4	196
		6,059
Insurance - 2.5%
21st Century Insurance Group	7	110
Affirmative Insurance Holdings Inc.	1	20
Alfa Corp.	7	120
American Equity Investment Life Holding Co.	14	165
American Physicians Capital Inc. (b)	1	69
Argonaut Group Inc. (b)	7	224
Baldwin & Lyons Inc. - Class B (j)	1	32
Bristol West Holdings Inc.	3	50
CNA Surety Corp. (b)	4	79
Commerce Group Inc.	12	374
Crawford & Co. - Class B (j)	4	27
Darwin Professional Underwriters Inc. (b) (j)	2	37
Delphi Financial Group	10	391
Direct General Corp. (j)	3	39
Donegal Group Inc.	3	55
EMC Insurance Group Inc.	2	46
Enstar Group Inc. (b)	1	77
FBL Financial Group Inc. - Class A	3	100
First Acceptance Corp. (b) (j)	3	36
FPIC Insurance Group Inc. (b)	2	88
Great American Financial Resource Inc.	2	33
Harleysville Group Inc.	3	119
Hilb Rogal & Hobbs Co.	9	374
Horace Mann Educators Corp.	10	200
Independence Holding Co. (j)	1	32
Infinity Property & Casualty Corp.	5	197
James River Group Inc. (b) (j)	2	55
Kansas City Life Insurance Co.	1	28
LandAmerica Financial Group Inc.	4	270
Meadowbrook Insurance Group Inc. (b)	5	61
Midland Co.	3	125
National Interstate Corp. (j)	4	93
National Western Life Insurance Co.	1	120
Navigators Group Inc. (b) (j)	3	153
NYMAGIC Inc.	1	40
Odyssey Re Holdings Corp. (j)	3	94
Ohio Casualty Corp.	15	398
Phoenix Cos. Inc.	27	381
PMA Capital Corp. (b)	8	68
Presidential Life Corp.	5	119

ProAssurance Corp. (b)	8	396
Republic Cos. Group Inc. (j)	1	29
RLI Corp.	5	271
Safety Insurance Group Inc.	3	168
SCPIE Holdings Inc. (b)	2	51
SeaBright Insurance Holdings Inc. (b)	3	46
Selective Insurance Group (j)	7	372
State Auto Financial Corp.	3	104
Stewart Information Services Corp.	4	135
Tower Group Inc.	4	129
Triad Guaranty Inc. (b)	3	144
United Fire & Casualty Co.	5	158
Universal American Financial Corp. (b) (j)	9	150
USI Holdings Corp. (b)	11	153
Zenith National Insurance Corp.	9	358
		7,763
Investment Companies - 0.6%
Apollo Investment Corp. (j)	20	404
Ares Capital Corp. (j)	12	211
Capital Southwest Corp. (j)	1	64
Gladstone Capital Corp. (j)	2	47
Gladstone Investment Corp.	4	55
Harris & Harris Group Inc. (b) (j)	5	55
KKR Financial Corp.	19	467
MCG Capital Corp. (j)	13	209
Medallion Financial Corp.	3	35
MVC Capital Inc. (j)	4	48
NGP Capital Resources Co. (j)	4	58
Technology Investment Capital Corp. (j)	5	67
		1,720
Real Estate - 0.4%
Avatar Holdings Inc. (b) (j)	1	76
California Coastal Communities Inc. (b)	2	46
CentraCore Properties Trust	3	85
Consolidated-Tomoka Land Co. (j)	1	79
Franklin Street Properties Corp. (j)	14	284
Housevalues Inc. (b) (j)	3	18
Newkirk Realty Trust Inc.	5	77
Opteum Inc.	6	48
Reading International Inc. - Class A (b)	2	16
Republic Property Trust	5	56
Resource Capital Corp. (j)	2	23
Tarragon Corp. (j)	3	29

Trammell Crow Co. (b)	8	302
United Capital Corp. (b)	-	13
Windrose Medical Properties Trust	4	79
Winthrop Realty Trust (j)	5	34
ZipRealty Inc. (b) (j)	2	13
		1,278
Real Estate Investment Trusts - 6.9%
Aames Investment Corp. (j)	10	35
Acadia Realty Trust	7	187
Affordable Residential Communities Inc. (j)	8	79
Agree Realty Corp. (j)	2	62
Alexander's Inc. (b) (j)	-	153
Alexandria Real Estate Equites Inc.	6	590
American Campus Communities Inc.	4	100
American Financial Realty Trust	31	351
American Home Mortgage Investment Corp.	11	374
Anthracite Capital Inc.	13	171
Anworth Mortgage Asset Corp.	12	97
Arbor Realty Trust Inc.	3	79
Ashford Hospitality Trust Inc.	14	170
BioMed Realty Trust Inc.	15	468
Capital Lease Funding Inc. (j)	7	80
Capital Trust Inc. - Class A	2	96
Cedar Shopping Centers Inc. (j)	10	155
Corporate Office Properties Trust SBI MD	8	342
Cousins Properties Inc.	9	312
Crescent Real Estate Equities Co.	18	393
Deerfield Triarc Capital Corp. (j)	13	169
DiamondRock Hospitality Co. (j)	15	255
Digital Realty Trust Inc. (j)	5	141
EastGroup Properties Inc.	5	264
ECC Capital Corp.	9	9
Education Realty Trust Inc.	7	99
Entertainment Properties Trust	6	300
Equity Inns Inc.	13	209
Equity Lifestyle Properties Inc.	4	205
Equity One Inc.	9	212
Extra Space Storage Inc.	12	202
FelCor Lodging Trust Inc.	14	280
Fieldstone Investment Corp.	10	90
First Industrial Realty Trust Inc. (j)	11	466
First Potomac Realty Trust	6	172
Getty Realty Corp.	4	118

Glenborough Realty Trust Inc.	8	200
Glimcher Realty Trust (j)	9	218
GMH Communities Trust (j)	10	123
Gramercy Capital Corp. (j)	5	114
Healthcare Realty Trust Inc. (j)	12	444
Heritage Property Investment Trust (j)	7	237
Hersha Hospitality Trust	7	65
Highland Hospitality Corp.	14	198
Highwoods Properties Inc.	13	476
Home Properties Inc.	8	467
HomeBanc Corp. (j)	13	81
IMPAC Mortgage Holdings Inc.	18	173
Inland Real Estate Corp.	16	283
Innkeepers USA Trust	10	163
Investors Real Estate Trust (j)	11	105
JER Investors Trust Inc.	5	94
Kite Realty Group Trust	7	121
LaSalle Hotel Properties	10	418
Lexington Corporate Properties Trust	12	258
Longview Fibre Co.	16	325
LTC Properties Inc.	5	130
Luminent Mortgage Capital Inc.	10	102
Maguire Properties Inc.	9	354
Medical Properties Trust Inc. (j)	9	117
MFA Mortgage Investments Inc.	19	141
Mid-America Apartment Communities Inc.	6	351
Mills Corp.	13	217
MortgageIT Holdings Inc. (j)	7	104
National Health Investors Inc.	5	150
National Health Realty Inc.	1	24
National Retail Properties Inc. (j)	13	287
Nationwide Health Properties Inc. (j)	19	507
Newcastle Investment Corp.	10	277
NorthStar Realty Finance Corp.	12	153
Novastar Financial Inc. (j)	8	221
Omega Healthcare Investors Inc.	14	210
Origen Financial Inc.	3	17
Parkway Properties Inc. (j)	3	148
Penn Real Estate Investment Trust (j)	9	370
Post Properties Inc.	10	482
PS Business Parks Inc.	4	223
RAIT Investment Trust (j)	6	181
Ramco-Gershenson Properties (j)	4	118

Realty Income Corp. (j)	21	521
Redwood Trust Inc. (j)	4	226
Saul Centers Inc. (j)	2	108
Saxon Capital Inc.	11	158
Senior Housing Properties Trust (j)	15	313
Sizeler Property Investors Inc.	4	63
Sovran Self Storage Inc.	4	236
Spirit Finance Corp.	23	269
Strategic Hotels & Resorts Inc.	18	353
Sun Communities Inc. (j)	5	145
Sunstone Hotel Investors Inc.	14	416
Tanger Factory Outlet Centers Inc. (j)	7	264
Trustreet Properties Inc. (j)	16	204
Universal Health Realty Income Trust	3	92
Urstadt Biddle Properties Inc. - Class A (j)	5	86
U-Store-It Trust	11	233
Washington Real Estate Investment Trust (j)	10	412
Winston Hotels Inc.	6	79
		21,110
Savings & Loans - 2.0%
Abington Community Bancorp. Inc. (j)	1	12
Anchor Bancorp. Wisconsin Inc. (j)	5	143
BankAtlantic Bancorp. Inc. - Class A	12	167
Bankunited Financial Corp. - Class A	7	188
Berkshire Hills Bancorp. Inc.	2	64
Beverly Hills Bancorp. Inc.	2	16
BFC Financial Corp. (b) (j)	3	20
Brookline Bancorp. Inc.	14	196
CFS Bancorp Inc.	1	20
Charter Financial Corp. (j)	1	23
Citizens First Bancorp. Inc.	2	45
Clifton Savings Bancorp. Inc.	2	24
Commercial Capital Bancorp. (j)	10	157
Dime Community Bancshares	5	78
Downey Financial Corp.	5	320
Fidelity Bankshares Inc.	6	235
First Defiance Financial Corp.	1	27
First Financial Holdings Inc. (j)	3	105
First Niagara Financial Group Inc. (j)	27	392
First Place Financial Corp. (j)	4	100
FirstFed Financial Corp. (b) (j)	4	217
Flagstar Bancorp. Inc. (j)	10	144
Flushing Financial Corp.	5	81

Franklin Bank Corp. (b)	6	110
Harbor Florida Bancshares Inc.	5	214
Home Federal Bancorp. Inc. (j)	1	14
Horizon Financial Corp. (j)	2	71
Investors Bancorp. Inc. (b)	12	186
ITLA Capital Corp.	1	74
Kearny Financial Corp. (j)	5	80
KNBT Bancorp. Inc.	7	117
MAF Bancorp. Inc.	8	330
MASSBANK Corp.	-	12
NASB Financial Inc. (j)	1	42
NewAlliance Bancshares Inc. (j)	27	391
Northwest Bancorp. Inc.	4	109
OceanFirst Financial Corp.	2	36
Parkvale Financial Corp.	1	18
Partners Trust Financial Group Inc.	11	123
PennFed Financial Services Inc. (j)	2	39
PFF Bancorp. Inc. (j)	6	218
Provident Financial Holdings Inc.	1	28
Provident Financial Services Inc. (j)	16	299
Provident New York Bancorp.	10	137
Rockville Financial Inc. (j)	2	23
Sterling Financial Corp. (j)	9	292
TierOne Corp.	4	141
United Community Financial Corp.	7	81
United Financial Bancorp. Inc. (j)	2	24
Wauwatosa Holdings Inc. (b) (j)	2	37
Westfield Financial Inc. (j)	1	19
WSFS Financial Corp.	1	88
		6,127
HEALTH CARE - 10.5%
Biotechnology - 2.2%
Advanced Magnetics Inc. (b) (j)	2	59
Adventrx Pharmaceuticals Inc. (b) (j)	12	32
Affymetrix Inc. (b) (j)	16	353
Alexion Pharmaceuticals Inc. (b) (j)	8	256
American Oriental Bioengineering Inc. (b) (j)	10	59
Anesiva Inc. (b)	-	2
Applera Corp. - Celera Genomics Group (b)	18	247
Arena Pharmaceuticals Inc. (b) (j)	11	134
Ariad Pharmaceuticals Inc. (b) (j)	16	69
Barrier Therapeutics Inc. (b)	3	16
BioCryst Pharmaceuticals Inc. (b) (j)	5	63

Bio-Rad Laboratories Inc. - Class A (b)	4	303
Cambrex Corp. (j)	6	130
Cell Genesys Inc. (b)	11	49
Coley Pharmaceutical Group Inc. (b) (j)	4	44
Cotherix Inc. (b) (j)	4	25
CuraGen Corp. (b) (j)	10	33
Curis Inc. (b)	7	9
Cytokinetics Inc. (b) (j)	5	30
deCODE genetics Inc. (b) (j)	16	87
Digene Corp. (b)	4	176
Diversa Corp. (b)	7	59
Encysive Pharmaceuticals Inc. (b) (j)	14	61
Enzo Biochem Inc. (b) (j)	6	74
Enzon Pharmaceuticals Inc. (b)	16	128
Exelixis Inc. (b)	19	169
Genitope Corp. (b) (j)	7	20
Genomic Health Inc. (b) (j)	3	47
Geron Corp. (b) (j)	15	92
GTx Inc. (b) (j)	3	24
Hana Biosciences Inc. (b) (j)	7	49
Human Genome Sciences Inc. (b) (j)	31	361
ICOS Corp. (b) (j)	16	396
Illumina Inc. (b)	11	368
Immunogen Inc. (b)	8	27
Incyte Corp. (b) (j)	21	90
Integra LifeSciences Holdings Corp. (b)	4	166
InterMune Inc. (b) (j)	6	106
Keryx Biopharmaceuticals Inc. (b)	11	126
Lexicon Genetics Inc. (b)	15	57
Lifecell Corp. (b) (j)	8	249
Martek Biosciences Corp. (b) (j)	8	166
Maxygen Inc. (b) (j)	5	40
Metabasis Therapeutics Inc. (b) (j)	4	25
Micromet Inc. (b)	1	2
Momenta Pharmaceuticals Inc. (b) (j)	5	63
Monogram Biosciences Inc. (b) (j)	22	34
Myogen Inc. (b) (j)	10	342
Myriad Genetics Inc. (b) (j)	9	233
Nektar Therapeutics (b) (j)	22	313
Northfield Laboratories Inc. (b) (j)	6	79
Novavax Inc. (b) (j)	15	57
Orchid Cellmark Inc. (b)	4	10
Panacos Pharmaceuticals Inc. (b)	12	61

Regeneron Pharmaceuticals Inc. (b)	11	174
Sangamo Biosciences Inc. (b)	6	35
Savient Pharmaceuticals Inc. (b)	14	89
Sirna Therapeutics Inc. (b) (j)	9	48
SuperGen Inc. (b) (j)	9	43
Telik Inc. (b) (j)	13	223
Tercica Inc. (b) (j)	2	12
		6,894
Healthcare Providers & Services - 4.9%
Abaxis Inc. (b) (j)	5	106
Abiomed Inc. (b) (j)	5	71
Adeza Biomedical Corp. (b)	3	53
Air Methods Corp. (b) (j)	3	60
Align Technology Inc. (b) (j)	13	152
Alliance Imaging Inc. (b)	5	38
Amedisys Inc. (b) (j)	4	141
America Service Group Inc. (b)	2	22
American Medical Systems Holdings Inc. (b) (j)	17	307
AMERIGROUP Corp. (b)	13	370
Amsurg Corp. (b)	7	148
Angiodynamics Inc. (b)	3	55
Apria Healthcare Group Inc. (b)	10	192
Arrow International Inc.	6	176
Arthrocare Corp. (b) (j)	6	282
Aspect Medical Systems Inc. (b) (j)	4	73
Bio-Reference Labs Inc. (b)	2	49
Biosite Inc. (b)	4	197
Bruker BioSciences Corp. (b)	9	65
Caliper Life Sciences Inc. (b)	8	38
Candela Corp. (b)	5	56
Capital Senior Living Corp. (b) (j)	5	43
Centene Corp. (b) (j)	10	164
Cepheid Inc. (b) (j)	13	93
Cerus Corp. (b)	6	33
Conceptus Inc. (b) (j)	5	88
Conmed Corp. (b)	6	134
Cyberonics Inc. (b) (j)	4	79
Datascope Corp.	4	123
DexCom Inc. (b) (j)	4	40
DJO Inc. (b) (j)	5	219
Emeritus Corp. (b) (j)	1	14
Encore Medical Corp. (b)	13	79
ev3 Inc. (b) (j)	4	73

Exactech Inc. (b)	1	12
E-Z-Em-Inc. (b)	1	16
Five Star Quality Care Inc. (b)	7	74
Foxhollow Technologies Inc. (b) (j)	5	156
Genesis HealthCare Corp. (b)	5	224
Gentiva Health Services Inc. (b)	6	102
Haemonetics Corp. (b)	6	286
HealthTronics Inc. (b)	8	51
Healthways Inc. (b) (j)	8	372
Hologic Inc. (b)	12	543
Horizon Health Corp. (b)	3	49
Hythiam Inc. (b) (j)	6	41
ICU Medical Inc. (b) (j)	3	145
Immucor Inc. (b)	16	349
Immunicon Corp. (b) (j)	1	4
Intralase Corp. (b) (j)	5	91
Invacare Corp. (j)	8	182
Inverness Medical Innovations Inc. (b) (j)	7	231
IRIS International Inc. (b) (j)	4	41
IVAX Diagnostics Inc. (b)	1	2
Kensey Nash Corp. (b) (j)	2	73
Kindred Healthcare Inc. (b)	8	239
Kyphon Inc. (b)	11	401
LCA-Vision Inc.	5	198
LHC Group Inc. (b)	2	53
Luminex Corp. (b) (j)	8	143
Magellan Health Services Inc. (b)	9	381
Matria Healthcare Inc. (b) (j)	5	137
Medcath Corp. (b)	2	60
Medical Action Industries Inc. (b)	2	53
Mentor Corp.	8	419
Merge Technologies Inc. (b) (j)	4	29
Meridian Bioscience Inc.	5	116
Merit Medical Systems Inc. (b)	7	88
Microtek Medical Holdings Inc. (b)	6	21
Molina Healthcare Inc. (b)	3	111
National Healthcare Corp. (j)	2	84
Natus Medical Inc. (b)	4	55
Neurometrix Inc. (b) (j)	3	51
Nighthawk Radiology Holdings Inc. (b) (j)	1	25
Northstar Neuroscience Inc. (b) (j)	3	36
NuVasive Inc. (b) (j)	8	162
NxStage Medical Inc. (b) (j)	2	14

Oakley Inc.	6	97
Odyssey HealthCare Inc. (b)	8	115
Option Care Inc. (j)	5	73
OraSure Technologies Inc. (b) (j)	10	84
Orthologic Corp. (b)	6	7
Orthovita Inc. (b)	7	25
Palomar Medical Technologies Inc. (b)	4	170
PolyMedica Corp.	6	237
PSS World Medical Inc. (b)	16	310
Psychiatric Solutions Inc. (b)	13	436
Quidel Corp. (b) (j)	7	93
Radiation Therapy Services Inc. (b)	3	91
RehabCare Group Inc. (b)	3	45
Res-Care Inc. (b)	5	95
Sirona Dental Systems Inc. (j)	4	127
Solexa Inc. (b) (j)	5	45
SonoSite Inc. (b) (j)	4	115
Spectranetics Corp. (b)	7	78
Stereotaxis Inc. (b)	6	60
STERIS Corp.	16	386
Sun Healthcare Group Inc. (b)	5	54
Sunrise Senior Living Inc. (b)	10	305
SurModics Inc. (b) (j)	4	137
Symbion Inc. (b)	4	71
Symmetry Medical Inc. (b) (j)	8	115
ThermoGenesis Corp. (b) (j)	13	49
Thoratec Corp. (b) (j)	12	192
TriPath Imaging Inc. (b)	7	64
United Surgical Partners International Inc. (b) (j)	10	253
Ventana Medical Systems Inc. (b)	7	274
Viasys Healthcare Inc. (b)	8	212
Visicu Inc. (b) (j)	2	14
VistaCare Inc. - Class A (b)	2	18
Vital Images Inc. (b)	3	107
Vital Signs Inc.	1	81
Vnus Medical Technologies Inc. (b)	1	6
West Pharmaceutical Services Inc.	7	292
Wright Medical Group Inc. (b) (j)	8	200
Young Innovations Inc. (j)	1	31
Zila Inc. (b) (j)	8	20
Zoll Medical Corp. (b)	2	78
		15,015
Pharmaceuticals - 3.4%

Acadia Pharmaceuticals Inc. (b) (j)	5	43
Adams Respiratory Therapeutics Inc. (b) (j)	7	255
Adolor Corp. (b)	11	150
Akorn Inc. (b) (j)	10	35
Alkermes Inc. (b)	23	371
Alnylam Pharmaceuticals Inc. (b) (j)	7	101
Alpharma Inc. - Class A	10	229
Altus Pharmaceuticals Inc. (b) (j)	2	24
Anadys Pharmaceuticals Inc. (b) (j)	4	11
Andrx Corp. (b)	17	427
Antigenics Inc. (b) (j)	6	9
Array Biopharma Inc. (b)	8	69
Atherogenics Inc. (b) (j)	9	122
Auxilium Pharmaceuticals Inc. (b)	4	40
AVANIR Pharmaceuticals (b) (j)	6	44
AVI BioPharma Inc. (b) (j)	11	39
Bentley Pharmaceuticals Inc. (b)	4	45
Bioenvision Inc. (b) (j)	9	49
BioMarin Pharmaceutical Inc. (b)	20	289
Bradley Pharmaceuticals Inc. (b)	3	46
Caraco Pharmaceutical Laboratories Inc. (b)	2	15
Combinatorx Inc. (b) (j)	5	33
Connetics Corp. (b) (j)	7	81
Conor Medsystems Inc. (b)	7	176
Cubist Pharmaceuticals Inc. (b)	12	271
CV Therapeutics Inc. (b) (j)	14	155
Cypress Bioscience Inc. (b)	8	59
Dendreon Corp. (b) (j)	18	83
Depomed Inc. (b) (j)	8	32
Durect Corp. (b) (j)	10	40
Emisphere Technologies Inc. (b) (j)	5	43
HealthExtras Inc. (b) (j)	7	186
Hi-Tech Pharmacal Co. Inc. (b)	2	28
Idenix Pharmaceuticals Inc. (b) (j)	5	49
Idevus Pharmaceuticals Inc. (b)	14	84
I-Flow Corp. (b)	6	69
Inspire Pharmaceuticals Inc. (b)	8	40
Introgen Therapeutics Inc. (b) (j)	3	14
Isis Pharmaceuticals Inc. (b) (j)	16	115
KV Pharmaceutical Co. - Class A (b)	9	221
Lannett Co. Inc. (b)	1	4
Mannatech Inc. (j)	4	79
MannKind Corp. (b) (j)	5	104

Medarex Inc. (b) (j)	28	302
Medicines Co. (b)	12	270
Medics Pharmaceutical Corp. (j)	13	417
MGI Pharma Inc. (b)	18	307
Nabi Biopharmaceuticals (b) (j)	14	81
Nastech Pharmaceutical Co. Inc. (b) (j)	5	72
NBTY Inc. (b)	13	382
Neopharm Inc. (b) (j)	4	18
Neurocrine Biosciences Inc. (b) (j)	10	103
New River Pharmaceuticals Inc. (b) (j)	3	87
Noven Pharmaceuticals Inc. (b)	5	126
NPS Pharmaceuticals Inc. (b)	9	36
Nutraceutical International Corp. (b)	1	16
Nuvelo Inc. (b)	13	231
Onyx Pharmaceuticals Inc. (b) (j)	10	176
OSI Pharmaceuticals Inc. (b)	13	505
Pain Therapeutics Inc. (b) (j)	7	64
Par Pharmaceutical Cos. Inc. (b) (j)	9	160
Penwest Pharmaceuticals Co. (b) (j)	5	83
Perrigo Co.	18	314
PetMed Express Inc. (b)	4	42
Pharmion Corp. (b)	6	134
Pozen Inc. (b)	5	68
Progenics Pharmaceuticals Inc. (b)	6	129
Renovis Inc. (b)	5	69
Rigel Pharmaceuticals Inc. (b)	6	63
Salix Pharmaceuticals Ltd. (b)	11	155
Santarus Inc. (b) (j)	10	75
Sciele Pharma Inc. (b) (j)	7	134
Somaxon Pharmaceuticals Inc. (b) (j)	1	18
Tanox Inc. (b) (j)	5	62
Trimeris Inc. (b)	4	32
United Therapeutics Corp. (b)	5	284
USANA Health Sciences Inc. (b) (j)	2	100
Valeant Pharmaceutical International	21	420
Viropharma Inc. (b)	17	203
Xenoport Inc. (b) (j)	5	105
Zymogenetrics Inc. (b)	9	153
		10,375
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.0%
AAR Corp. (b) (j)	8	204
Argon ST Inc. (b) (j)	3	64

BE Aerospace Inc. (b) (j)	18	374
Curtiss-Wright Corp. (j)	10	305
Ducommun Inc. (b)	1	20
EDO Corp.	4	95
Esterline Technologies Corp. (b)	6	206
GenCorp Inc. (b) (j)	13	172
Heico Corp. (j)	5	168
Herley Industries Inc. (b)	2	30
Innovative Solutions & Support Inc. (b) (j)	2	32
K&F Industries Holdings Inc. (b)	4	81
Kaman Corp. - Class A	6	102
Moog Inc. - Class A (b)	8	292
MTC Technologies Inc. (b)	3	66
Orbital Sciences Corp. (b)	15	274
Sequa Corp. - Class A (b)	2	154
Teledyne Technologies Inc. (b)	8	322
Triumph Group Inc.	4	163
United Industrial Corp. (j)	2	117
		3,241
Building Materials - 0.8%
Aaon Inc. (j)	2	47
Apogee Enterprises Inc. (j)	6	90
Builders FirstSource Inc. (b)	3	48
Comfort Systems USA Inc.	10	114
Drew Industries Inc. (b)	5	116
ElkCorp	5	131
Genlyte Group Inc. (b)	6	404
Interline Brands Inc. (b) (j)	7	163
LSI Industries Inc.	5	77
NCI Building Systems Inc. (b)	5	291
Simpson Manufacturing Co. Inc. (j)	9	230
Sterling Construction Co. (b)	2	38
Texas Industries Inc.	5	277
Trex Co. Inc. (b)	3	67
Universal Forest Products Inc.	4	190
US Concrete Inc. (b)	7	48
		2,331
Diversified Machinery - 1.0%
Albany International Corp.	6	200
Applied Industrial Tech Inc.	11	268
Briggs & Stratton Corp. (j)	12	334
Cascade Corp.	3	135
Cognex Corp. (j)	11	271

Columbus McKinnon Corp. (b)	4	79
Gehl Co. (b)	2	65
Gorman-Rupp Co. (j)	2	80
Intevac Inc. (b)	5	77
Irobot Corp. (b) (j)	2	49
Kadant Inc. (b)	3	82
Lindsay Manufacturing Co. (j)	3	80
Middleby Corp. (b)	2	130
NACCO Industries Inc. - Class A	1	182
Nordson Corp.	7	269
Presstek Inc. (b) (j)	6	35
Robbins & Myers Inc.	3	93
Sauer-Danfoss Inc.	2	57
Tecumseh Products Co. (b)	4	61
Tennant Co.	4	95
TurboChef Technologies Inc. (b) (j)	2	33
Wabtec Corp.	12	320
		2,995
Electronics - 2.5%
American Science & Engineering Inc. (b) (j)	2	95
Analogic Corp.	3	173
Badger Meter Inc. (j)	3	84
Bel Fuse Inc. - Class B (j)	3	88
Benchmark Electronics Inc. (b)	16	418
Brady Corp. - Class A (j)	10	362
Checkpoint Systems Inc. (b)	9	150
Cogent Inc. (b) (j)	11	145
Coherent Inc. (b)	7	256
CTS Corp.	8	109
Cubic Corp.	4	74
Cyberoptics Corp. (b)	1	15
Cymer Inc. (b)	9	413
Daktronics Inc.	9	185
Dionex Corp. (b)	5	250
Eagle Test Systems Inc. (b) (j)	2	36
Electro Scientific Industries Inc. (b)	7	135
Excel Technology Inc. (b)	2	66
FEI Co. (b) (j)	6	118
Flir Systems Inc. (b) (j)	16	444
II-VI Inc. (b)	6	139
International DisplayWorks Inc. (b) (j)	10	64
Ionatron Inc. (b) (j)	8	36
Itron Inc. (b) (j)	6	344

Kemet Corp. (b)	21	170
L-1 Identity Solutions Inc. (b) (j)	18	235
LeCroy Corp. (b)	3	35
LoJack Corp. (b)	5	94
Measurement Specialties Inc. (b) (j)	3	50
Methode Electronics Inc.	8	75
Metrologic Instruments Inc. (b)	3	49
Molecular Devices Corp. (b)	4	68
Multi-Fineline Electronix Inc. (b) (j)	2	60
OSI Systems Inc. (b) (j)	3	59
OYO Geospace Corp. (b) (j)	1	48
Park Electrochemical Corp.	5	144
Paxar Corp. (b)	10	198
Photon Dynamics Inc. (b)	3	45
Plexus Corp. (b)	10	201
Rae Systems Inc. (b) (j)	8	23
Rofin-Sinar Technologies Inc. (b)	4	225
Rogers Corp. (b)	4	248
Sonic Solutions Inc. (b) (j)	6	86
Spatialight Inc. (b) (j)	9	19
Sypris Solutions Inc.	1	9
Taser International Inc. (b) (j)	14	104
Technitrol Inc.	9	280
TTM Technologies Inc. (b)	10	115
Varian Inc. (b)	7	325
Watts Water Technologies Inc. (j)	6	193
Woodward Governor Co.	7	242
X-Rite Inc.	7	75
Zygo Corp. (b)	4	50
		7,724
Engineering & Construction - 0.6%
Dycom Industries Inc. (b)	10	215
EMCOR Group Inc. (b)	8	417
ENGlobal Corp. (b) (j)	4	26
Granite Construction Inc.	8	423
Infrasource Services Inc. (b)	6	103
Insituform Technologies Inc. - Class A (b) (j)	6	146
Layne Christensen Co. (b) (j)	3	86
Perini Corp. (b)	5	112
Washington Group International Inc. (j)	7	412
		1,940
Environmental Control - 0.7%
Aleris International Inc. (b)	8	383

American Ecology Corp.	3	62
Basin Water Inc. (b) (j)	1	11
Calgon Carbon Corp. (b) (j)	8	34
Casella Waste Systems Inc. (b)	5	50
Clean Harbors Inc. (b) (j)	4	178
Darling International Inc. (b)	17	72
Metal Management Inc.	6	177
Mine Safety Appliances Co. (j)	7	253
Rentech Inc. (b) (j)	34	156
Synagro Technologies Inc. (j)	13	56
Tetra Tech Inc. (b)	14	240
Waste Connections Inc. (b) (j)	10	389
Waste Industries USA Inc. (j)	2	43
Waste Services Inc. (b) (j)	7	67
		2,171
Hand & Machine Tools - 0.3%
Baldor Electric Co.	7	229
Franklin Electric Co. Inc.	5	277
Raser Technologies Inc. (b) (j)	4	24
Regal-Beloit Corp.	7	307
		837
Machinery - 0.3%
Astec Industries Inc. (b)	4	97
Bucyrus International Inc. - Class A	8	324
DXP Enterprises Inc. (b)	-	10
Flow International Corp. (b)	8	106
Gerber Scientific Inc. (b)	5	82
Intermec Inc. (b) (j)	12	305
		924
Manufacturing - 1.8%
Actuant Corp. - Class A (j)	6	314
Acuity Brands Inc. (j)	11	482
American Railcar Industries Inc. (j)	2	68
Ameron International Corp. (j)	2	137
AO Smith Corp.	5	194
Aptargroup Inc.	8	432
Barnes Group Inc. (j)	9	154
Blount International Inc. (b) (j)	8	82
Ceradyne Inc. (b) (j)	6	263
Clarcor Inc.	13	383
EnPro Industries Inc. (b)	5	154
ESCO Technologies Inc. (b)	6	282
Federal Signal Corp.	12	178

Flanders Corp. (b) (j)	4	31
Freightcar America Inc.	3	161
GenTek Inc. (b) (j)	2	62
Goodman Global Inc. (b)	6	75
Griffon Corp. (b)	7	172
Hexcel Corp. (b) (j)	21	303
Jacuzzi Brands Inc. (b)	18	181
Koppers Holdings Inc.	2	40
Lancaster Colony Corp. (j)	6	253
Matthews International Corp. - Class A	8	282
Myers Industries Inc.	6	102
PW Eagle Inc. (j)	3	76
Quixote Corp.	1	20
Raven Industries Inc. (j)	4	106
Reddy Ice Holdings Inc.	4	86
Smith & Wesson Holding Corp. (b)	6	87
Standex International Corp.	3	89
TransDigm Group Inc. (b)	3	66
Tredegar Corp.	8	134
		5,449
Metal Fabrication & Hardware - 0.8%
AM Castle & Co.	2	66
Ampco-Pittsburgh Corp. (j)	2	48
CIRCOR International Inc.	5	141
Dynamic Materials Corp.	3	82
Kaydon Corp. (j)	7	250
Ladish Co. Inc. (b)	3	96
Lawson Products (j)	1	38
LB Foster Co. (b)	3	40
Mueller Industries Inc.	8	298
Mueller Water Products Inc. (b) (j)	6	87
NN Inc.	4	50
NS Group Inc. (b)	5	333
Quanex Corp.	9	262
RBC Bearings Inc. (b)	5	117
Valmont Industries Inc.	4	219
Worthington Industries Inc.	18	300
		2,427
Packaging & Containers - 0.2%
AEP Industries Inc. (b)	2	65
Chesapeake Corp. (j)	4	57
Graphic Packaging Corp. (b)	16	57
Grief Inc. (j)	4	303

Silgan Holdings Inc.	6	211
		693
Shipbuilding - 0.0%
Star Maritime Acquisition Corp. (b)	3	31

Transportation - 1.7%
ABX Air Inc. (b)	13	72
Amerco Inc. (b)	2	169
American Commercial Lines Inc. (b)	7	443
Arkansas Best Corp. (j)	6	260
Atlas Air Worldwide Holdings Inc. (b) (j)	5	210
Bristow Group Inc. (b) (j)	6	193
Celadon Group Inc. (b)	5	82
Covenant Transport Inc. (b)	1	16
Dynamex Inc. (b)	2	50
EGL Inc. (b)	7	262
Florida East Coast Industries Inc. (j)	8	475
Forward Air Corp.	7	239
Genesee & Wyoming Inc. - Class A (b) (j)	8	193
Greenbrier Cos. Inc.	3	84
Gulfmark Offshore Inc. (b)	4	125
Heartland Express Inc.	15	233
Horizon Lines Inc. - Class A (j)	4	63
HUB Group Inc. - Class A (b)	9	211
Interpool Inc. (j)	3	58
Knight Transportation Inc.	13	223
Maritrans Inc. (j)	5	174
Marten Transport Ltd. (b)	3	54
Old Dominion Freight Line (b)	7	203
Pacer International Inc.	9	240
PAM Transportation Services Inc. (b)	1	23
Patriot Transportation Holding Inc. (b) (j)	-	24
PHI Inc. (b)	3	99
Quality Distribution Inc. (b) (j)	2	34
RailAmerica Inc. (b)	9	97
Saia Inc. (b)	3	112
SIRVA Inc. (b) (j)	11	28
TAL International Group Inc. (j)	4	87
Universal Truckload Services Inc. (b)	1	39
US Xpress Enterprises Inc. (b)	2	47
USA Truck Inc. (b) (j)	2	42
Werner Enterprises Inc. (j)	12	222
		5,186

TECHNOLOGY - 9.5%
Computers - 2.8%
3D Systems Corp. (b) (j)	3	56
Agilysis Inc.	8	109
Ansoft Corp. (b)	4	98
Brocade Communications Systems Inc. (b)	66	466
CACI International Inc. - Class A (b)	7	407
Carreker Corp. (b)	3	17
Ciber Inc. (b)	12	80
COMSYS IT Partners Inc. (b)	4	74
Comtech Group Inc. (b) (j)	3	40
Covansys Corp. (b) (j)	8	132
Echelon Corp. (b) (j)	8	67
Electronics for Imaging Inc. (b)	14	315
Gateway Inc. (b) (j)	66	125
Hutchinson Technology Inc. (b) (j)	7	137
iGate Corp. (b)	3	16
IHS Inc. (b)	6	182
Imation Corp.	8	340
Integral Systems Inc. (j)	2	73
Intergraph Corp. (b)	7	290
InterVoice Inc. (b)	7	47
Jack Henry & Associates Inc.	19	420
Kanbay International Inc. (b)	8	161
Komag Inc. (b)	7	225
Kronos Inc. (b)	8	262
Magma Design Automation Inc. (b)	8	72
Manhattan Associates Inc. (b)	7	166
Maxwell Technologies Inc. (b) (j)	3	64
McData Corp. - Class A (b)	42	211
Mentor Graphics Corp. (b)	18	260
Mercury Computer Systems Inc. (b)	5	55
Micros Systems Inc. (b)	9	435
Mobility Electronics Inc. (b) (j)	7	39
MTS Systems Corp.	4	136
Ness Technologies Inc. (b)	6	78
Netscout Systems Inc. (b) (j)	6	37
Overland Storage Inc. (b)	2	15
Palm Inc. (b)	21	306
Perot Systems Corp. (b)	20	274
Pomeroy IT Solutions Inc. (b)	1	7
Quantum Corp. (b)	67	146
Rackable Systems Inc. (b)	7	184

Radiant Systems Inc. (b)	7	84
Radisys Corp. (b)	5	99
Rimage Corp. (b)	2	36
SI International Inc. (b)	3	110
Sigma Designs Inc. (b)	5	73
Silicon Storage Technology Inc. (b)	21	86
SRA International Inc. - Class A (b) (j)	9	276
Stratasys Inc. (b) (j)	2	66
SYKES Enterprises Inc. (b)	7	146
Synaptics Inc. (b)	6	144
Synplicity Inc. (b)	2	10
Syntel Inc.	2	42
Talx Corp.	8	191
Tivo Inc. (b) (j)	19	143
Trident Microsystems Inc. (b) (j)	13	306
Tyler Technologies Inc. (b)	9	120
		8,556
Data Processing - 0.4%
CSG Systems International Inc. (b)	11	296
eFunds Corp. (b)	11	259
FalconStor Software Inc. (b)	8	61
Filenet Corp. (b)	10	337
Infocrossing Inc. (b) (j)	5	64
infoUSA Inc.	7	60
Pegasystems Inc. (j)	4	32
Schawk Inc.	4	69
		1,178
Semiconductors - 3.1%
Actel Corp. (b)	6	91
ADE Corp. (b)	2	72
Advanced Analogic Technologies Inc. (b)	8	44
AMIS Holdings Inc. (b)	10	97
Amkor Technology Inc. (b) (j)	24	122
Anadigics Inc. (b) (j)	11	82
Applied Micro Circuits Corp. (b)	71	206
Asyst Technologies Inc. (b) (j)	10	70
ATMI Inc. (b) (j)	9	252
Axcelis Technologies Inc. (b)	25	174
Bookham Inc. (b) (j)	13	40
Brooks Automation Inc. (b)	18	233
Cabot Microelectronics Corp. (b)	6	162
Ceva Inc. (b)	2	10
Cirrus Logic Inc. (b)	20	149

Cohu Inc.	5	96
Conexant Systems Inc. (b) (j)	111	221
Credence Systems Corp. (b) (j)	24	68
Diodes Inc. (b)	5	206
DSP Group Inc. (b)	7	167
EMCORE Corp. (b) (j)	8	50
Emulex Corp. (b)	20	372
Entegris Inc. (b)	33	364
Exar Corp. (b)	7	92
Formfactor Inc. (b)	11	456
Genesis Microchip Inc. (b) (j)	9	103
Hittite Microwave Corp. (b) (j)	3	142
Ikanos Communications Inc. (b)	4	52
IXYS Corp. (b)	6	48
Kopin Corp. (b)	13	45
Kulicke & Soffa Industries Inc. (b)	12	110
Lattice Semiconductor Corp. (b) (j)	28	188
LTX Corp. (b)	16	80
Mattson Technology Inc. (b) (j)	11	94
Micrel Inc. (b)	18	170
Microsemi Corp. (b)	16	305
Microtune Inc. (b)	12	57
Mindspeed Technologies Inc. (b) (j)	27	47
MIPS Technologies Inc. - Class A (b)	9	63
MKS Instruments Inc. (b)	8	172
Monolithic Power Systems Inc. (b)	4	38
Mosys Inc. (b) (j)	5	33
Netlogic Microsystems Inc. (b) (j)	4	103
Nextest Systems Corp. (b) (j)	1	10
Omnivision Technologies Inc. (b) (j)	12	175
ON Semiconductor Corp. (b)	37	216
Pericom Semiconductor Corp. (b)	6	59
Photroncis Inc. (b) (j)	10	137
Pixelworks Inc. (b)	8	25
PLX Technology Inc. (b)	5	54
Portalplayer Inc. (b) (j)	6	73
Rudolph Technologies Inc. (b)	5	97
Semitool Inc. (b) (j)	4	44
Semtech Corp. (b)	17	222
Silicon Image Inc. (b)	19	240
Sirf Technology Holdings Inc. (b) (j)	12	283
Skyworks Solutions Inc. (b) (j)	37	193
Staktek Holdings Inc. (b)	3	15

Standard Microsystems Corp. (b)	6	158
Supertex Inc. (b) (j)	3	117
Tessera Technologies Inc. (b)	11	389
Transmeta Corp. (b) (j)	8	9
Transwitch Corp. (b) (j)	26	37
Triquint Semiconductor Inc. (b)	33	170
Ultratech Inc. (b)	5	71
Varian Semiconductor Equipment Associates Inc. (b)	14	497
Veeco Instruments Inc. (b)	7	148
Virage Logic Corp. (b) (j)	2	21
Volterra Semiconductor Corp. (b)	4	63
Zoran Corp. (b)	12	190
		9,459
Software - 3.2%
Actuate Corp. (b)	12	50
Advent Software Inc. (b) (j)	5	192
Allscripts Healthcare Solutions Inc. (b) (j)	11	249
Altiris Inc. (b)	5	111
American Reprographics Co. (b)	6	202
AMICAS Inc. (b)	7	20
Ansys Inc. (b)	8	353
Aspen Technology Inc. (b) (j)	13	146
Avid Technology Inc. (b) (j)	10	372
Blackbaud Inc.	10	230
Blackboard Inc. (b)	7	177
Borland Software Corp. (b)	18	106
Bottomline Technologies Inc. (b)	5	51
Computer Programs & Systems Inc. (j)	2	73
Concur Technologies Inc. (b) (j)	9	136
Convera Corp. (b) (j)	6	32
Dendrite International Inc. (b)	10	94
Digi International Inc. (b) (j)	6	80
Eclipsys Corp. (b) (j)	11	201
Emageon Inc. (b) (j)	5	79
Embarcado Technologies Inc. (b)	3	24
Epicor Software Corp. (b)	13	175
EPIQ Systems Inc. (b) (j)	4	59
Hyperion Solutions Corp. (b)	14	483
Informatica Corp. (b)	20	270
InPhonic Inc. (b) (j)	6	49
Inter-Tel Inc.	5	103
INVESTools Inc. (b)	11	115
JDA Software Group Inc. (b)	7	103

Keane Inc. (b)	10	146
Lawson Software Inc. (b)	30	217
Majesco Entertainment Co. (b) (j)	1	2
Mantech International Corp. - Class A (b)	4	140
Mapinfo Corp. (b)	5	66
Microstrategy Inc. - Class A (b)	3	269
Midway Games Inc. (b) (j)	9	80
MRO Software Inc. (b)	4	115
Neoware Systems Inc. (b) (j)	5	66
Nuance Communications Inc. (b) (j)	29	236
Omnicell Inc. (b)	6	106
Open Solutions Inc. (b) (j)	4	130
Opnet Technologies Inc. (b)	3	43
Packeteer Inc. (b)	9	78
Parametric Technology Corp. (b)	26	460
PDF Solutions Inc. (b) (j)	6	61
Per-Se Technologies Inc. (b) (j)	8	177
Phase Forward Inc. (b)	7	87
Progress Software Corp. (b)	9	247
QAD Inc.	2	16
Quality Systems Inc.	4	155
Quest Software Inc. (b) (j)	16	230
Renaissance Learning Inc. (j)	2	22
Smith Micro Software Inc. (b) (j)	4	63
SPSS Inc. (b)	5	113
Sybase Inc. (b)	21	516
SYNNEX Corp. (b)	3	59
Take-Two Interactive Software Inc. (b) (j)	17	245
Taleo Corp. (b) (j)	3	27
THQ Inc. (b) (j)	15	450
Transaction Systems Architects Inc. (b)	9	294
Ulticom Inc. (b)	2	19
Ultimate Software Group Inc. (b) (j)	5	128
VA Linux Inc. (b)	13	54
Verint Systems Inc. (b)	3	100
Wind River Systems Inc. (b)	18	196
Witness Systems Inc. (b)	8	145
		9,893
UTILITIES - 3.0%
Electric - 2.8%
Advanced Energy Industries Inc. (b)	8	131
Allete Inc.	6	260
American Superconductor Corp. (b) (j)	8	71

Aquila Inc. (b)	88	383
Avista Corp.	12	276
Belden CDT Inc. (j)	10	386
Black Hills Inc.	8	266
Capstone Turbine Corp. (b) (j)	22	31
CH Energy Group Inc. (j)	4	184
China BAK Battery Inc. (b) (j)	6	39
Cleco Corp.	14	346
Color Kinetics Inc. (b)	3	47
Duquesne Light Holdings Inc. (j)	19	373
El Paso Electric Co. (b)	12	258
Empire District Electric Co.	7	156
Encore Wire Corp. (b) (j)	6	198
Energy Conversion Devices Inc. (b) (j)	9	332
EnerSys (b) (j)	12	185
General Cable Corp. (b)	12	457
GrafTech International Ltd. (b)	22	127
Greatbatch Inc. (b)	5	116
Idacorp Inc.	10	392
Insteel Industries Inc.	3	68
Intermagnetics General Corp. (b)	10	263
ITC Holdings Corp. (j)	4	110
Lamson & Sessions Co. (b) (j)	3	79
Littelfuse Inc. (b) (j)	5	187
Medis Technologies Ltd. (b) (j)	5	126
MGE Energy Inc. (j)	5	155
NorthWestern Corp.	8	296
Ormat Technologies Inc.	2	71
Otter Tail Corp. (j)	7	200
Pike Electric Corp. (b)	4	57
PNM Resources Inc.	16	449
Portland General Electric Co.	7	164
Powell Industries Inc. (b) (j)	1	26
Power-One Inc. (b)	16	117
Superior Essex Inc. (b)	5	167
UIL Holdings Corp.	6	213
Unisource Energy Corp.	8	269
Universal Display Corp. (b) (j)	5	58
Vicor Corp.	5	52
Westar Energy Inc.	21	485
		8,626
Water - 0.2%
American States Water Co. (j)	4	150

California Water Service Group (j)	4	155
Connecticut Water Services Inc.	1	30
Middlesex Water Co.	2	37
Pico Holdings Inc. (b)	3	90
SJW Corp. (j)	3	100
Southwest Water Co. (j)	6	67
		629
Total Common Stocks (cost $271,519)		299,798

SHORT TERM INVESTMENTS - 34.6%
Money Market Fund - 2.3%
JNL Money Market Fund, 5.07% (a) (l)	6,939	6,939

Securities Lending Collateral - 32.2%
Mellon GSL Delaware Business Trust Collateral Fund (l)	99,019	99,019

GOVERNMENT SECURITIES - 0.1%
U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 4.78%, 12/07/06 (k)	260	258
Total Short Term Investments (cost $106,216)		106,216

Total Investments - 132.1% (cost $377,735)		406,014
Other Assets and Liabilities, Net - (32.1%)		-98,564
Total Net Assets - 100%		$307,450

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 97.7%
BASIC MATERIALS - 0.3%
Chemicals - 0.3%
Arkema Inc. (b) (j)	12	548
Syngenta AG (b)	4	645
		1,193
COMMUNICATIONS - 12.9%
Advertising - 0.6%
Getty Images Inc. (b) (j)	21	1,033
WPP Group Plc	83	1,030
		2,063
E - Commerce - 1.5%
eBay Inc. (b)	162	4,591

Internet - 0.2%
Yahoo! Inc. (b)	23	574

Telecommunications - 5.9%
Cisco Systems Inc. (b)	56	1,288
Corning Inc. (b)	155	3,771
Juniper Networks Inc. (b) (j)	163	2,808
KDDI Corp. (j)	1	3,284
Tandberg ASA	97	1,037
Vodaphone Group Plc	2,695	6,168
		18,356
Wireless Telecommunications - 4.7%
Qualcomm Inc.	38	1,374
SK Telecom Co. Ltd. - ADR	120	2,829
Telefonaktiebolaget LM Ericsson - Class B	2,999	10,394
		14,597
CONSUMER, CYCLICAL - 19.9%
Apparel - 0.9%
Burberry Group Plc	118	1,140
Coach Inc. (b)	45	1,541
		2,681
Automobiles - 1.8%
Bayerische Motoren Werke AG (j)	56	2,981
Toyota Motor Corp. (j)	51	2,766
		5,747
Beverages - 2.3%
Cia de Bebidas das Americas - ADR	43	1,936
Diageo Plc (j)	96	1,704
Fomento Economico Mexicano SA de CV	219	2,122
Grupo Modelo SA	302	1,318
		7,080
Entertainment - 0.8%
International Game Technology (j)	58	2,399

Home Furnishings - 1.1%
Sony Corp.	86	3,496

Leisure Time - 1.3%
Carnival Corp.	88	4,115

Media - 4.0%
Grupo Televisa SA - ADR	148	3,138
Pearson Plc	95	1,359
Singapore Press Holdings Ltd.	274	707
Sirius Satellite Radio Inc. (b) (j)	636	2,488
Walt Disney Co. (j)	68	2,102

Zee Telefilms Ltd. (b)	394	2,628
		12,422
Office & Business Equipment - 0.4%
Canon Inc.	24	1,259

Retail - 6.8%
Bulgari SpA (j)	117	1,491
GUS Plc	52	947
Hennes & Mauritz AB - Class B	130	5,450
Inditex SA (j)	59	2,741
LVMH Louis Vuitton Moet Hennessy SA (j)	37	3,783
Starbucks Corp. (b)	36	1,229
Tiffany & Co. (j)	69	2,291
Wal-Mart Stores Inc.	66	3,250
		21,182
Toys & Hobbies - 0.5%
Nintendo Co. Ltd.	8	1,690

CONSUMER, NON-CYCLICAL - 4.8%
Commercial Services - 0.1%
Avis Budget Group Inc.	12	216

Cosmetics & Personal Care - 0.7%
Avon Products Inc. (j)	46	1,398
Shiseido Co. Ltd. (j)	55	1,099
		2,497
Food - 1.8%
Cadbury Schweppes Plc	309	3,284
Tesco Plc	348	2,342
		5,626
Household Products - 2.2%
Hindustan Lever Ltd.	357	1,999
Reckitt Benckiser Plc	115	4,754
		6,753
ENERGY - 6.0%
Oil & Gas - 6.0%
BP Plc - ADR	39	2,539
Chevron Corp.	31	2,037
GlobalSantaFe Corp.	50	2,485
Husky Energy Inc. (j)	55	3,554
Neste Oil Oyj	8	233
Technip SA (j)	53	3,013
Total SA (j)	20	1,327

Transocean Inc. (b)	46	3,383
		18,571
FINANCIALS - 14.9%
Banks - 6.9%
Credit Suisse Group	66	3,803
HSBC Holdings Plc	182	3,315
ICICI Bank Ltd. - ADR	29	892
Northern Trust Corp.	53	3,097
Resona Holdings Inc. (j)	-	1,358
Royal Bank of Scotland Group Plc	139	4,798
Societe Generale - Class A (j)	22	3,434
Sumitomo Mitsui Financial Group Inc.	-	703
		21,400
Diversified Financial Services - 3.3%
3i Group Plc	72	1,257
Credit Saison Co. Ltd.	37	1,543
Hutchison Whampoa Ltd.	125	1,104
JPMorgan Chase & Co. (j)	53	2,497
Morgan Stanley	54	3,901
		10,302
Insurance - 3.7%
ACE Ltd.	35	1,928
Allianz AG	21	3,592
Berkshire Hathaway Inc. (b)	1	1,746
Everest Re Group Ltd.	10	946
Manulife Financial Corp. (j)	51	1,638
XL Capital Ltd. - Class A	23	1,608
		11,458
Investment Companies - 0.8%
Investor AB - Class B	84	1,750
Macquarie Airports	349	800
		2,550
Real Estate - 0.2%
Realogy Corp. (b)	32	726

HEALTH CARE - 12.1%
Biotechnology - 1.6%
Affymetrix Inc. (b) (j)	29	634
Amgen Inc. (b)	34	2,403
Genentech Inc. (b) (j)	17	1,398
Nektar Therapeutics (b) (j)	21	304
NicOx SA (b)	15	192
		4,931
Healthcare Providers & Services - 2.8%
Biomet Inc. (j)	50	1,622
Boston Scientific Corp. (b)	128	1,897
Johnson & Johnson	13	831
Medtronic Inc.	23	1,082
Quest Diagnostics Inc.	26	1,596
Smith & Nephew Plc	170	1,561
		8,589
Pharmaceuticals - 7.7%
Atherogenics Inc. (b) (j)	49	645
Chugai Pharmaceutical Co. Ltd.	58	1,247
Conor Medsystems Inc. (b) (j)	19	450
Express Scripts Inc. (b)	17	1,246
Gilead Sciences Inc. (b)	39	2,652
Novartis AG	31	1,786
Novo-Nordisk A/S - Class B	13	944
Nuvelo Inc. (b) (j)	17	314
Roche Holding AG	24	4,084
Sanofi-Aventis (j)	56	4,982
Shionogi & Co. Ltd.	116	2,131
Takeda Pharmaceutical Co. Ltd. (j)	25	1,579
Theravance Inc. (b)	25	668
Wyeth	28	1,418
		24,146
INDUSTRIALS - 10.9%
Aerospace & Defense - 4.2%
Boeing Co.	25	2,002
Empresa Brasileira de Aeronautica SA - ADR	73	2,867
European Aeronautic Defence and Space Co. NV	109	3,140
Lockheed Martin Corp.	20	1,747
Northrop Grumman Corp.	23	1,545
Raytheon Co. (j)	37	1,796
		13,097
Electronics - 3.9%
Fanuc Ltd.	10	750
Hoya Corp. (j)	51	1,921
Keyence Corp.	6	1,468
Koninklijke Philips Electronics NV	104	3,663
Kyocera Corp.	15	1,267
Murata Manufacturing Co. Ltd. (j)	43	2,978
		12,047
Hand & Machine Tools - 0.3%
Nidec Corp. (j)	13	950

Manufacturing - 2.2%
3M Corp.	41	3,044
Siemens AG	43	3,715
		6,759
Shipbuilding - 0.3%
Hyundai Heavy Industries	8	1,100

TECHNOLOGY - 14.6%
Computers - 0.8%
Benq Corp. (b)	830	487
MediaTek Inc.	208	1,970
		2,457
Data Processing - 1.2%
Automatic Data Processing Inc.	79	3,740

Semiconductors - 5.6%
Advanced Micro Devices Inc. (b) (j)	182	4,517
Altera Corp. (b) (j)	106	1,955
Cree Inc. (b) (j)	52	1,050
International Rectifier Corp. (b) (j)	32	1,115
Linear Technology Corp. (j)	28	874
Maxim Integrated Products Inc. (j)	75	2,108
Samsung Electronics Co. Ltd.	3	2,373
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (j)	197	1,896
Xilinx Inc. (j)	71	1,561
		17,449
Software - 7.0%
Adobe Systems Inc. (b)	104	3,899
Infosys Technologies Ltd.	99	3,967
Intuit Inc. (b) (j)	85	2,734
Microsoft Corp.	203	5,553
Novell Inc. (b)	166	1,017
SAP AG	17	3,453
Square Enix Co. Ltd. (j)	49	1,188
		21,811
UTILITIES - 1.3%
Electric - 1.3%
Emerson Electric Co.	24	2,021
Fortum Oyj	76	2,030
		4,051
Total Common Stocks (cost $244,331)		304,671

PREFERRED STOCKS - 0.6%
CONSUMER, CYCLICAL - 0.6%
Automobiles - 0.6%
Porsche AG	2	1,806
Total Preferred Stocks (cost $1,072)		1,806

SHORT TERM INVESTMENTS - 23.4%
Money Market Fund - 1.5%
JNL Money Market Fund, 5.07% (a) (l)	4,765	4,765

Securities Lending Collateral - 21.9%
Mellon GSL Delaware Business Trust Collateral Fund	68,303	68,303
Total Short Term Investments (cost $73,068)		73,068

Total Investments - 121.7% (cost $318,471)		379,545
Other Assets and Liabilities, Net - (21.7%)		-67,618
Total Net Assets - 100%		$311,927

JNL/Oppenheimer Growth Fund
COMMON STOCKS - 99.3%
BASIC MATERIALS - 2.5%
Chemicals - 2.5%
Monsanto Co.	15	725

COMMUNICATIONS - 18.3%
E - Commerce - 2.2%
eBay Inc. (b)	22	613

Internet - 6.1%
aQuantive Inc. (b)	6	137
F5 Networks Inc. (b)	5	268
Google Inc. - Class A (b)	2	880
Yahoo! Inc. (b)	20	508
		1,793
Telecommunications - 7.9%
Cisco Systems Inc. (b)	56	1,284
Corning Inc. (b)	33	793
NeuStar Inc. - Class A (b)	9	244
		2,321
Wireless Telecommunications - 2.1%
Motorola Inc.	16	410
Qualcomm Inc.	6	220
		630
CONSUMER, CYCLICAL - 18.3%
Apparel - 2.8%
Nike Inc. - Class B	5	419
Polo Ralph Lauren Corp.	6	393
		812
Automobiles - 1.8%
Autoliv Inc.	4	247
Oshkosh Truck Corp.	6	286
		533
Beverages - 1.8%
PepsiCo Inc.	8	526

Home Furnishings - 0.8%
Harman International Industries Inc.	3	249

Media - 1.3%
Comcast Corp. - Class A (b)	10	374

Retail - 9.8%
Chico's FAS Inc. (b) (j)	6	129

Kohl's Corp. (b)	4	271
Lowe's Cos. Inc.	13	357
Panera Bread Co. - Class A (b)	3	146
Staples Inc.	35	850
Starbucks Corp. (b)	9	308
Target Corp.	9	478
Urban Outfitters Inc. (b)	8	137
Williams-Sonoma Inc.	6	206
		2,882
CONSUMER, NON-CYCLICAL - 5.0%
Cosmetics & Personal Care - 3.9%
Colgate-Palmolive Co.	8	501
Procter & Gamble Co.	11	653
		1,154
Food - 1.1%
Whole Foods Market Inc.	5	315

ENERGY - 4.5%
Oil & Gas - 4.5%
Apache Corp.	5	290
Halliburton Co.	13	362
National Oilwell Varco Inc. (b)	5	279
Schlumberger Ltd.	6	366
		1,297
FINANCIALS - 8.9%
Diversified Financial Services - 5.3%
Chicago Mercantile Exchange Holdings Inc.	1	302
Goldman Sachs Group Inc.	2	320
Legg Mason Inc.	5	512
SLM Corp.	2	114
TD Ameritrade Holding Corp.	17	313
		1,561
Insurance - 3.6%
American International Group Inc.	16	1,061

HEALTH CARE - 17.1%
Biotechnology - 4.2%
Clegene Corp. (b)	9	395
Genentech Inc. (b)	6	485
Genzyme Corp. (b)	5	364
		1,244
Healthcare Providers & Services - 7.5%
Alcon Inc.	4	420

CR Bard Inc.	4	306
Gen-Probe Inc. (b)	3	149
UnitedHealth Group Inc.	10	512
Varian Medical Systems Inc. (b)	15	808
		2,195
Pharmaceuticals - 5.4%
Gilead Sciences Inc. (b)	6	383
Medco Health Solutions Inc. (b)	5	277
Novartis AG - ADR	10	593
Teva Pharmaceutical Industries Ltd. - ADR	10	337
		1,590
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.8%
General Dynamics Corp.	3	235

Diversified Machinery - 1.0%
Rockwell Automation Inc.	5	295

Electronics - 0.8%
Fisher Scientific International Inc. (b)	3	234

Metal Fabrication & Hardware - 0.5%
Precision Castparts Corp.	2	139

Transportation - 0.9%
UTI Worldwide Inc.	10	273

TECHNOLOGY - 20.7%
Computers - 9.4%
Apple Computer Inc. (b)	13	1,035
Cognizant Technology Solutions Corp. (b)	6	420
EMC Corp. (b)	88	1,059
Network Appliance Inc. (b)	7	241
		2,755
Data Processing - 0.6%
NAVTEQ Corp. (b)	7	182

Semiconductors - 5.1%
ASML Holding NV - ADR (b)	14	330
Broadcom Corp. - Class A (b)	19	567
International Rectifier Corp. (b) (j)	2	83
Marvell Tech Group Ltd. (b)	10	192
Texas Instruments Inc.	10	316

		1,488
Software - 5.6%
Adobe Systems Inc. (b)	9	343
Autodesk Inc. (b)	9	306
Citrix Systems Inc. (b)	3	119
Electronic Arts Inc. (b)	11	627
Red Hat Inc. (b) (j)	12	247
		1,642
Total Common Stocks (cost $26,619)		29,118

SHORT TERM INVESTMENTS - 2.9%
Money Market Fund - 1.4%
JNL Money Market Fund, 5.07% (a) (l)	409	409

Securities Lending Collateral - 1.5%
Mellon GSL Delaware Business Trust Collateral Fund	446	446
Total Short Term Investments (cost $855)		855

Total Investments - 102.2% (cost $27,474)		29,973
Other Assets and Liabilities, Net - (2.2%)		-637
Total Net Assets - 100%		$29,336

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
DG Funding Trust, 7.21% (e)	-	$2,087

Total Preferred Stocks (cost $2,097)		2,087

PURCHASED OPTIONS - 0.4%	Contracts
Options - 0.4%
Eurodollar Future Put Option, Expiration December 2006, Strike Price $92.50 EUR	-	1
Eurodollar Future Put Option, Expiration December 2006, Strike Price $92.25 EUR	-	1
Eurodollar Future Put Option, Expiration December 2006, Strike Price $92.00 EUR	-	3
Eurodollar Future Put Option, Expiration December 2006, Strike Price $93.00 EUR	-	-
Eurodollar Future Put Option, Expiration December 2006, Strike Price $94.13 EUR	-	2
Eurodollar Future Put Option, Expiration March 2007, Strike Price $92.25 EUR	-	1
Eurodollar Future Put Option, Expiration March 2007, Strike Price $92.00 EUR	-	1
Eurodollar Future Put Option, Expiration June 2007, Strike Price $91.00 EUR	-	1
Eurodollar Future Put Option, Expiration June 2007, Strike Price $91.25 EUR	1	5
Eurodollar Future Put Option, Expiration September 2007, Strike Price $90.75 EUR	-	3
Eurodollar Future Put Option, Expiration September 2007, Strike Price $91.00 EUR	-	-

Eurodollar Future Put Option, Expiration September 2007, Strike Price $91.25 EUR	-	2
Eurodollar Future Put Option, Expiration September 2007, Strike Price $90.50 EUR	1	-
Call Swaption, 3 month LIBOR versus 4.50% fixed, Expiration October 2006	-	-
Call Swaption, 3 month LIBOR versus 4.50% fixed, Expiration October 2006	-	-
Call Swaption, 3 month LIBOR versus 4.50% fixed, Expiration October 2006	-	-
Call Swaption, 3 month LIBOR versus 5.13% fixed, Expiration October 2006	-	8
Call Swaption, 3 month LIBOR versus 4.80% fixed, Expiration December 2006	-	13
Call Swaption, 3 month LIBOR versus 5.17% fixed, Expiration February 2007	-	74
Call Swaption, 3 month LIBOR versus 5.00% fixed, Expiration March 2007	-	75
Call Swaption, 3 month LIBOR versus 5.00% fixed, Expiration March 2007	-	32
Call Swaption, 3 month LIBOR versus 5.08% fixed, Expiration April 2007	-	48
Call Swaption, 3 month LIBOR versus 5.20% fixed, Expiration May 2007	-	214
Call Swaption, 3 month LIBOR versus 5.20% fixed, Expiration May 2007	-	243
Call Swaption, 3 month LIBOR versus 5.25% fixed, Expiration June 2007	-	240
Call Swaption, 3 month LIBOR versus 5.25% fixed, Expiration June 2007	-	48
Call Swaption, 3 month LIBOR versus 5.50% fixed, Expiration June 2007	-	351
Call Swaption, British Pound Sterling versus 5.08% fixed, Expiration June 2007	-	12
Call Swaption, British Pound Sterling versus 5.08% fixed, Expiration June 2007	-	17
Call Swaption, 3 month LIBOR versus 5.25% fixed, Expiration July 2007	1	711
Call Swaption, 6 month EURIBOR versus 3.96% fixed, Expiration July 2007	-	80
Call Swaption, 6 month EURIBOR versus 3.96% fixed, Expiration July 2007	-	126
Call Swaption, 6 month EURIBOR versus 4.10% fixed, Expiration July 2007	-	115
Call Swaption, Euro versus 3.96% fixed, Expiration July 2007	-	40
Call Swaption, 3 month LIBOR versus 5.37% fixed, Expiration July 2009	1	650
Total Options (cost $2,106)		3,118

ASSET BACKED AND NON-U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 10.3%	Shares	Value
ASSET BACKED SECURITIES - 2.7%
Commercial and Residential Mortgage Backed Securities - 0.3%
Saxon Asset Securities Trust, 5.38%, 11/25/36, TBA (c) (g)	1,100	1,100

Credit Card Asset Backed Securities - 0.7%
Chase Credit Card Master Trust, 5.43%, 06/15/09 (g)	5,300	5,302

Manufactured Housing Asset Backed Securities - 0.0%
Mid-State Trust, 8.33%, 04/01/30	19	20

Other Asset Backed Securities - 1.7%
Amortizing Residential Collateral Trust, 5.62%, 07/25/32 (g)	15	15
Equity One ABS Inc., 5.61%, 11/25/32 (g)	220	220
Fremont Home Loan Trust, 5.42%, 01/25/36 (g)	490	490
Park Place Securities Inc., 5.64%, 10/25/34 (g)	7,114	7,159

SLM Student Loan Trust, 5.49%, 01/25/16 (g)	1,800	1,800
Small Business Administration, 7.45%, 08/01/10	12	13
Small Business Administration Participation Certificates, 6.29%, 01/01/21	54	55
Small Business Administration Participation Certificates, 5.13%, 09/17/23	80	80
Small Business Administration Participation Certificates, 5.52%, 06/01/24	1,681	1,703
Structured Asset Investment Loan Trust, 5.42%, 07/25/35 (g)	783	783
Structured Asset Securities Corp., 5.61%, 01/25/33 (g)	13	13
		12,331
NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.6%
Commercial and Residential Mortgage Backed Securities - 7.6%
ACE Securities Corp., 5.40%, 10/25/36 (g) (m)	1,400	1,401
American Home Mortgage Investment Trust, 4.39%, 02/25/45 (g)	884	861
Asset Backed Securities Corp. Home Equity, 5.60%, 09/25/34 (g)	1,511	1,510
Banc of America Funding Corp., 4.11%, 05/25/35 (g)	979	954
Banc of America Mortgage Securities, 6.50%, 10/25/19	283	288
Banc of America Mortgage Securities, 6.50%, 09/25/33	101	101
Bear Stearns Adjustable Rate Mortgage Trust, 5.84%, 11/25/30 (g)	13	13
Bear Stearns Adjustable Rate Mortgage Trust, 5.62%, 12/30/32	66	66
Bear Stearns Adjustable Rate Mortgage Trust, 5.33%, 02/25/33	91	91
Bear Stearns Adjustable Rate Mortgage Trust, 5.06%, 04/25/33	264	264
Bear Stearns Adjustable Rate Mortgage Trust, 4.65%, 01/25/34	661	658
Bear Stearns Adjustable Rate Mortgage Trust, 4.75%, 10/25/35 (g)	4,270	4,211
Bear Stearns Alt-A Trust, 5.40%, 05/25/35	1,359	1,360
Citigroup Mortgage Loan Trust Inc., 4.70%, 12/25/35 (g)	369	363
Countrywide Asset-Backed Certificates, 5.43%, 10/25/36 (g) (m)	1,900	1,899
Countrywide Home Loan Mortgage Pass Through Trust, 5.60%, 05/25/34 (g)	287	287
Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 02/20/36 (g)	441	437
CS First Boston Mortgage Securities Corp., 5.55%, 11/15/19 (e) (g)	1,660	1,661
CS First Boston Mortgage Securities Corp., 5.35%, 03/25/32 (e) (g) (m)	129	129
GE Capital Commercial Mortgage Corp., 4.23%, 12/10/37	4,215	4,130
GSAMP Trust, 5.52%, 10/25/33 (g)	35	35
GSR Mortgage Loan Trust, 4.54%, 09/25/35 (g)	4,499	4,436
Harborview Mortgage Loan Trust, 5.55%, 05/19/35 (g)	527	529
Impac CMB Trust, 5.83%, 04/25/34 (g)	209	209
Indymac ARM Trust, 6.54%, 01/25/32 (g)	2	2
Indymac Index Mortgage Loan Trust, 5.19%, 01/25/36	2,324	2,339
JPMorgan Mortgage Acquisition Corp., 5.38%, 08/25/36 (g)	942	942
Lehman Brothers Floating Rate Commercial Mortgage Trust, 5.41%, 09/15/21 (e) (g)	1,593	1,593
Long Beach Mortgage Loan Trust, 5.60%, 10/25/34 (g)	513	513
Mellon Residential Funding Corp., 5.82%, 10/20/29 (g)	552	558
Mellon Residential Funding Corp., 5.57%, 06/15/30 (g)	985	978
Newcastle Mortgage Securities Trust, 5.39%, 03/25/36 (g)	2,354	2,354
Prime Mortgage Trust, 5.73%, 02/25/19 (g)	51	51

Prime Mortgage Trust, 5.73%, 02/25/34 (g)	212	213
Residential Asset Mortgage Products Inc., 5.58%, 02/25/34 (g)	134	134
SBI Heloc Trust, 5.49%, 08/25/36 (e) (g)	1,200	1,200
Sequoia Mortgage Trust, 5.68%, 10/19/26 (g)	201	201
Soundview Home Equity Loan Trust, 5.38%, 10/25/36 (g)	1,400	1,400
Structured Asset Mortgage Investments Inc., 5.66%, 09/19/32 (g)	202	202
Structured Asset Securities Corp., 6.10%, 02/25/32 (g)	6	6
Thornburg Mortgage Securities Trust, 5.45%, 08/25/36 (g)	3,676	3,677
Vendee Mortgage Trust, 6.50%, 09/15/24	1,087	1,111
Wachovia Bank Commercial Mortgage Trust, 5.41%, 09/15/21 (e) (g) (m)	5,500	5,504
Washington Mutual Inc., 5.11%, 10/25/32 (g)	81	81
Washington Mutual Inc., 5.96%, 08/25/42 (g)	837	840
Washington Mutual Inc., 5.62%, 10/25/45 (g)	516	519
Washington Mutual MSC Mortgage Pass-Through CTFS, 6.43%, 02/25/31 (g)	53	53
Wells Fargo Home Equity Trust, 5.45%, 12/25/35, TBA (c) (g)	2,450	2,451
Wells Fargo Mortgage Backed Securities Trust, 4.95%, 03/25/36	1,781	1,764
		54,579
Total Asset Backed and Non-U.S. Government Agency Mortgage-Backed Securities (cost $73,360)		73,332

CORPORATE BONDS AND NOTES - 17.2%
COMMUNICATIONS - 1.0%
Telecommunications - 1.0%
AT&T Inc., 4.21%, 06/05/07 (e)	1,900	1,885
AT&T Inc., 5.61%, 11/14/08 (g)	900	902
Qwest Corp., 7.63%, 06/15/15	900	934
Sprint Capital Corp., 6.00%, 01/15/07	100	100
Telecom Italia Capital SA, 6.11%, 07/18/11 (g)	1,900	1,885
Telefonica Emisiones SAU, 5.69%, 06/19/09 (g)	1,800	1,801
		7,507
CONSUMER, CYCLICAL - 0.6%
Automobiles - 0.2%
DaimlerChrysler NA Holding Corp., 5.92%, 08/03/09 (g)	1,400	1,399

Media - 0.4%
Comcast Corp., 5.80%, 07/14/09 (g)	1,700	1,702
Viacom Inc., 5.60%, 03/22/07	800	800
Viacom Inc., 5.75%, 04/30/11 (e)	200	200
		2,702
ENERGY - 1.0%
Oil & Gas - 0.6%
Anadarko Petroleum Corp., 5.79%, 09/15/09 (g)	2,200	2,203
Pemex Project Funding Master Trust, 5.75%, 12/15/15 (e)	500	489
Ras Laffan LNG III, 5.84%, 09/30/27 (e)	500	482

Transocean Inc., 5.59%, 09/05/08 (g)	1,400	1,400
		4,574
Pipelines - 0.4%
El Paso Corp., 8.05%, 10/15/30	1,000	1,040
El Paso Corp., 7.80%, 08/01/31	1,500	1,538
		2,578
FINANCIALS - 14.3%
Banks - 4.7%
Bank of America Corp., 5.41%, 06/19/09 (g)	6,400	6,401
Banque Centrale de Tunisie, 7.50%, 08/06/09 (e)	300	413
Barclays Bank Plc, 5.27%, 01/29/07 (g)	5,900	5,900
BNP Paribas, 5.19%, 06/29/15 (e)	4,100	3,883
China Development Bank, 5.00%, 10/15/15	200	193
HBOS Plc, 5.92%, 10/01/15 (e)	200	193
HBOS Treasury Services Plc, 5.55%, 07/17/09 (e) (g)	2,300	2,300
National Australia Bank Ltd., 5.43%, 09/11/09 (e) (g)	1,300	1,300
RBS Capital Trust I, 4.71%, 12/29/49 (j)	800	749
Resona Bank Ltd., 5.85%, 04/15/16 (e)	300	293
Royal Bank of Scotland Plc, 5.12%, 07/21/08 (e) (g)	1,300	1,301
Sumitomo Mitsui Banking Corp., 5.63%, 10/15/15 (e)	1,500	1,460
USB Capital IX, 6.19%, 04/15/11 (j)	200	202
Wachovia Bank NA, 5.36%, 06/27/08 (g)	1,400	1,400
Wachovia Bank NA, 5.43%, 03/23/09 (g)	1,600	1,600
Wachovia Corp., 5.54%, 10/28/08 (g)	3,600	3,603
Wells Fargo & Co., 5.49%, 09/15/09 (g) (j)	2,700	2,705
		33,896
Diversified Financial Services - 9.5%
American General Finance Corp., 5.43%, 03/23/07 (g)	300	299
American International Group Inc., 5.34%, 06/16/08 (e) (g) (m)	1,400	1,411
American International Group Inc., 5.38%, 06/16/09 (e) (g) (m)	1,200	1,203
ANZ National International Ltd., 5.54%, 08/07/20 (e) (g)	4,800	4,795
Atlantic & Western Re Ltd., 11.37%, 01/9/20 (e) (g)	250	247
Bear Stearns Cos. Inc., 5.59%, 03/30/09 (g)	2,500	2,502
CIT Group Inc., 5.54%, 12/19/08 (g)	500	501
CIT Group Inc., 5.64%, 01/30/09 (g)	6,200	6,213
CIT Group Inc., 5.55%, 08/17/09 (g)	400	400
Citigroup Global Markets Holdings Inc., 5.43%, 03/07/08 (g)	1,700	1,701
Citigroup Global Markets Holdings Inc., 5.49%, 03/17/09 (g)	400	400
Citigroup Inc., 5.41%, 12/26/08 (g)	1,100	1,101
Citigroup Inc., 5.53%, 01/30/09 (g)	3,600	3,601
Citigroup Inc., 6.13%, 08/25/36 (j)	800	823
Ford Motor Credit Co., 7.88%, 06/15/10	1,000	974
General Electric Capital Corp., 5.52%, 01/05/09 (g)	3,000	3,001

General Electric Capital Corp., 5.57%, 01/20/10 (g)	400	400
General Electric Capital Corp., 5.22%, 01/08/16 (g) (j)	200	200
General Electric Co., 5.43%, 12/09/08 (g)	3,400	3,402
GMAC LLC, 6.24%, 03/20/07 (g)	300	299
Goldman Sachs Group Inc., 5.54%, 11/10/08 (g)	1,600	1,602
Goldman Sachs Group Inc., 5.54%, 06/23/09 (g) (j)	5,100	5,101
HSBC Bank USA NA, 5.53%, 06/10/09 (g)	3,000	3,010
HSBC Finance Corp., 5.52%, 09/15/08 (g)	4,100	4,110
John Deere Capital Corp., 5.40%, 07/15/08 (g)	1,400	1,400
Lehman Brothers Holdings Inc., 5.38%, 11/24/08 (g)	4,800	4,800
Lehman Brothers Holdings Inc., 5.70%, 11/10/09 (g) (j)	900	904
Lehman Brothers Holdings Inc., 5.72%, 07/18/11 (g)	1,100	1,101
Merrill Lynch & Co. Inc., 5.49%, 08/22/08 (g)	1,000	1,001
Merrill Lynch & Co. Inc., 5.49%, 08/14/09 (g)	1,400	1,400
Merrill Lynch & Co. Inc., 5.67%, 07/25/11 (g)	1,900	1,901
Morgan Stanley, 5.75%, 01/22/09 (g)	3,700	3,702
Morgan Stanley, 5.55%, 02/09/09 (g)	2,900	2,903
Petroleum Export Ltd., 5.27%, 06/15/11 (e)	186	183
SLM Corp., 5.63%, 07/27/09 (g)	1,000	1,001
		67,592
Insurance - 0.1%
American International Group Inc., 5.05%, 10/01/15 (j)	200	195

Investment Companies - 0.0%
JPMorgan Chase Capital XX, 6.55%, 09/29/36	300	303

INDUSTRIALS - 0.3%
Electronics - 0.0%
Parker Hannifin Employee Stock Ownership Trust, 6.34%, 07/15/08 (e)	56	56

Manufacturing - 0.3%
Siemens Financieringsmaatschappij NV, 5.47%, 08/14/09 (e) (g)	2,100	2,099
Total Corporate Bonds and Notes (cost $121,798)		122,901

GOVERNMENT AND AGENCY OBLIGATIONS - 48.2%
GOVERNMENT SECURITIES - 6.2%
Municipals - 0.6%
State of Texas, 4.75%, 04/01/35	600	611
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	295	294
Tobacco Settlement Financing Corp., 6.13%, 06/01/24	500	541
Tobacco Settlement Financing Corp., 6.75%, 06/01/39	2,400	2,687
		4,133
Sovereign - 4.3%

Export-Import Bank of China, 4.88%, 07/21/15 (e)	200	192
France Treasury Bill, 3.22%, 12/14/06 (i)	2,330	2,935
France Treasury Bill, 2.96%, 12/21/06 (i)	7,740	9,743
France Treasury Bill, 3.28%, 12/28/06 (i)	4,660	5,862
France Treasury Bill, 3.29%, 01/18/07 (i)	400	502
German Treasury Bill, 3.03%, 12/13/06 (i)	4,200	5,291
Mexico Government International Bond Value Recovery Right, 06/30/07	4,850	96
Panama Government International Bond, 9.38%, 07/23/12	200	234
Panama Government International Bond, 8.88%, 09/30/27 (j)	200	248
Panama Government International Bond, 6.70%, 01/26/36	261	258
South Africa Government International Bond, 9.13%, 05/19/09	100	109
Spanish Treasury Bill, 3.00%, 12/22/06 (i)	4,000	5,037
		30,507
Treasury Inflation Index Securities - 1.3%
U.S. Treasury Inflation Indexed Bond, 3.38%, 01/15/07 (k)	100	127
U.S. Treasury Inflation Indexed Bond, 2.38%, 01/15/25 (j)	1,800	1,975
U.S. Treasury Inflation Indexed Bond, 2.00%, 01/15/26 (j)	6,100	5,999
U.S. Treasury Inflation Indexed Bond, 3.63%, 04/15/28 (j)	800	1,247
		9,348
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 42.0%
Federal Home Loan Mortgage Corp. - 1.1%
Federal Home Loan Mortgage Corp., 6.00%, 08/01/16	41	41
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16	48	48
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16	13	14
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16	44	45
Federal Home Loan Mortgage Corp., 5.00%, 11/01/18	637	628
Federal Home Loan Mortgage Corp., 7.00%, 05/15/23	592	614
Federal Home Loan Mortgage Corp., 6.10%, 07/01/27 (g)	3	3
Federal Home Loan Mortgage Corp., 5.78%, 11/15/30 (g)	9	9
Federal Home Loan Mortgage Corp., 7.50%, 03/01/32 (m)	191	194
Federal Home Loan Mortgage Corp., 6.00%, 10/01/32	116	117
Federal Home Loan Mortgage Corp., 6.00%, 10/01/32	168	170
Federal Home Loan Mortgage Corp., 6.00%, 03/01/33	357	360
Federal Home Loan Mortgage Corp., 6.00%, 08/01/33	143	144
Federal Home Loan Mortgage Corp., 4.50%, 03/15/34	6,937	5,468
Federal Home Loan Mortgage Corp., 5.63%, 02/25/45 (g)	262	261
		8,116
Federal National Mortgage Association - 40.8%
Federal National Mortgage Association, 5.50%, 11/01/13	11	11
Federal National Mortgage Association, 5.50%, 03/01/16	131	131
Federal National Mortgage Association, 6.00%, 04/01/16	87	88
Federal National Mortgage Association, 6.00%, 04/01/16	64	65
Federal National Mortgage Association, 6.00%, 04/01/16	49	50

Federal National Mortgage Association, 6.00%, 05/01/16	82	83
Federal National Mortgage Association, 6.00%, 08/01/16	38	39
Federal National Mortgage Association, 6.00%, 09/01/16	24	24
Federal National Mortgage Association, 6.00%, 11/01/16	81	82
Federal National Mortgage Association, 6.00%, 11/01/16	45	46
Federal National Mortgage Association, 5.50%, 12/01/16	48	48
Federal National Mortgage Association, 5.50%, 12/01/16	85	85
Federal National Mortgage Association, 5.50%, 12/01/16	178	178
Federal National Mortgage Association, 6.00%, 12/01/16	21	21
Federal National Mortgage Association, 5.50%, 01/01/17	25	25
Federal National Mortgage Association, 5.50%, 01/01/17	17	17
Federal National Mortgage Association, 5.50%, 01/01/17	52	52
Federal National Mortgage Association, 6.00%, 02/01/17	25	25
Federal National Mortgage Association, 6.00%, 02/01/17	4	5
Federal National Mortgage Association, 5.50%, 03/01/17	101	101
Federal National Mortgage Association, 6.00%, 03/01/17	33	34
Federal National Mortgage Association, 6.00%, 03/01/17	17	17
Federal National Mortgage Association, 6.00%, 03/01/17	79	80
Federal National Mortgage Association, 6.00%, 04/01/17	83	84
Federal National Mortgage Association, 6.00%, 04/01/17	17	18
Federal National Mortgage Association, 6.00%, 04/01/17	6	6
Federal National Mortgage Association, 6.00%, 05/01/17	11	11
Federal National Mortgage Association, 6.00%, 05/01/17	17	17
Federal National Mortgage Association, 5.50%, 10/01/17	86	86
Federal National Mortgage Association, 6.00%, 10/01/17	77	78
Federal National Mortgage Association,5.50%, 11/01/17	6	6
Federal National Mortgage Association, 5.50%, 11/01/17	53	53
Federal National Mortgage Association, 5.00%, 05/01/18	22	22
Federal National Mortgage Association, 5.00%, 06/01/18	354	349
Federal National Mortgage Association, 5.00%, 08/01/18	1,683	1,658
Federal National Mortgage Association, 5.00%, 09/01/18	264	260
Federal National Mortgage Association, 5.00%, 09/01/18	214	211
Federal National Mortgage Association, 5.00%, 09/01/18	417	411
Federal National Mortgage Association, 5.00%, 10/01/18	512	505
Federal National Mortgage Association, 5.00%, 01/01/19	607	596
Federal National Mortgage Association, 5.00%, 02/01/19	224	221
Federal National Mortgage Association, 5.00%, 04/01/19	479	471
Federal National Mortgage Association, 5.00%, 06/01/19	997	981
Federal National Mortgage Association, 5.00%, 06/01/19	390	384
Federal National Mortgage Association, 5.00%, 10/01/19	1,136	1,117
Federal National Mortgage Association, 5.00%, 10/01/19	703	692
Federal National Mortgage Association, 5.00%, 12/01/19	339	334
Federal National Mortgage Association, 5.00%, 12/01/19	1,586	1,561

Federal National Mortgage Association, 5.00%, 07/01/20	420	413
Federal National Mortgage Association, 5.00%, 10/01/20	22	22
Federal National Mortgage Association, 5.00%, 04/01/21	1,000	983
Federal National Mortgage Association, 5.00%, 04/01/21	500	491
Federal National Mortgage Association, 5.50%, 11/01/32	743	734
Federal National Mortgage Association, 5.50%, 11/01/32	915	905
Federal National Mortgage Association, 5.50%, 11/01/32	711	703
Federal National Mortgage Association, 5.50%, 11/01/32	129	128
Federal National Mortgage Association, 5.50%, 01/01/33	680	673
Federal National Mortgage Association, 6.00%, 03/01/33	58	58
Federal National Mortgage Association, 5.00%, 04/25/33	1,006	979
Federal National Mortgage Association, 5.50%, 06/01/33	1,513	1,495
Federal National Mortgage Association, 5.50%, 07/01/33	17	17
Federal National Mortgage Association, 5.50%, 08/01/33	621	614
Federal National Mortgage Association, 5.00%, 11/01/33 TBA (c)	34,500	33,142
Federal National Mortgage Association, 5.50%, 10/01/33	25	25
Federal National Mortgage Association, 5.50%, 11/01/33	629	622
Federal National Mortgage Association, 5.50%, 11/01/33	25	25
Federal National Mortgage Association, 5.50%, 11/01/33	18	18
Federal National Mortgage Association, 5.50%, 11/01/33	27	27
Federal National Mortgage Association, 5.50%, 11/01/33	296	293
Federal National Mortgage Association, 5.50%, 12/01/33	301	297
Federal National Mortgage Association, 5.50%, 12/01/33	464	458
Federal National Mortgage Association, 5.50%, 01/01/34	98	96
Federal National Mortgage Association, 5.50%, 02/01/34	399	394
Federal National Mortgage Association, 5.50%, 02/01/34	724	716
Federal National Mortgage Association, 5.50%, 02/01/34	385	380
Federal National Mortgage Association, 5.50%, 03/01/34	2,305	2,279
Federal National Mortgage Association, 5.50%, 03/01/34	486	480
Federal National Mortgage Association, 5.50%, 03/01/34	378	374
Federal National Mortgage Association, 5.50%, 04/01/34	468	462
Federal National Mortgage Association, 5.50%, 04/01/34	6,109	6,036
Federal National Mortgage Association, 5.50%, 04/01/34	18	18
Federal National Mortgage Association, 5.50%, 05/01/34	1,377	1,360
Federal National Mortgage Association, 5.50%, 06/01/34	2,278	2,249
Federal National Mortgage Association, 5.50%, 06/01/34	21	21
Federal National Mortgage Association, 5.50%, 06/01/34	393	388
Federal National Mortgage Association, 5.50%, 06/01/34	56	55
Federal National Mortgage Association, 5.50%, 07/01/34	227	224
Federal National Mortgage Association, 5.50%, 07/01/34	666	657
Federal National Mortgage Association, 5.50%, 07/01/34	152	150
Federal National Mortgage Association, 5.50%, 09/01/34	3,047	3,008
Federal National Mortgage Association, 5.50%, 10/01/34	794	783

Federal National Mortgage Association, 5.50%, 11/01/34	1,388	1,370
Federal National Mortgage Association, 5.50%, 12/01/34	696	687
Federal National Mortgage Association, 4.91%, 01/01/35 (g)	3,051	3,021
Federal National Mortgage Association, 5.50%, 01/01/35	7,412	7,317
Federal National Mortgage Association, 5.50%, 01/01/35	855	844
Federal National Mortgage Association, 5.50%, 02/01/35	8,344	8,220
Federal National Mortgage Association, 5.50%, 02/01/35	176	174
Federal National Mortgage Association, 5.50%, 02/01/35	339	335
Federal National Mortgage Association, 5.50%, 02/01/35	256	253
Federal National Mortgage Association, 5.50%, 02/01/35	1,576	1,556
Federal National Mortgage Association, 5.50%, 02/01/35	13,213	13,042
Federal National Mortgage Association, 5.50%, 02/01/35	773	762
Federal National Mortgage Association, 5.50%, 02/01/35	680	670
Federal National Mortgage Association, 5.50%, 02/01/35	9,812	9,686
Federal National Mortgage Association, 5.50%, 02/01/35	6,641	6,546
Federal National Mortgage Association, 5.50%, 02/01/35	914	901
Federal National Mortgage Association, 5.50%, 02/01/35	464	457
Federal National Mortgage Association, 5.50%, 02/01/35	859	848
Federal National Mortgage Association, 5.50%, 02/01/35	872	861
Federal National Mortgage Association, 5.50%, 02/01/35	20,742	20,475
Federal National Mortgage Association, 5.50%, 02/01/35	797	786
Federal National Mortgage Association, 5.50%, 03/01/35	28	27
Federal National Mortgage Association, 5.50%, 03/01/35	841	829
Federal National Mortgage Association, 5.50%, 03/01/35	832	820
Federal National Mortgage Association, 5.50%, 03/01/35	40	39
Federal National Mortgage Association, 5.50%, 03/01/35	797	786
Federal National Mortgage Association, 5.50%, 03/01/35	20	20
Federal National Mortgage Association, 5.50%, 03/01/35	1,262	1,246
Federal National Mortgage Association, 5.50%, 03/01/35	836	825
Federal National Mortgage Association, 5.50%, 03/01/35	185	183
Federal National Mortgage Association, 5.50%, 03/01/35	11,293	11,131
Federal National Mortgage Association, 5.50%, 03/01/35	876	864
Federal National Mortgage Association, 5.50%, 03/01/35	42	41
Federal National Mortgage Association, 5.50%, 03/01/35	35	35
Federal National Mortgage Association, 5.50%, 03/01/35	863	851
Federal National Mortgage Association, 5.50%, 03/01/35	36	36
Federal National Mortgage Association, 5.50%, 04/01/35	226	223
Federal National Mortgage Association, 5.50%, 04/01/35	733	722
Federal National Mortgage Association, 5.50%, 04/01/35	6,144	6,056
Federal National Mortgage Association, 5.50%, 04/01/35	63	62
Federal National Mortgage Association, 5.50%, 05/01/35	448	442
Federal National Mortgage Association, 5.50%, 05/01/35	78	77
Federal National Mortgage Association, 5.50%, 05/01/35	264	261

Federal National Mortgage Association, 5.50%, 05/01/35	791	779
Federal National Mortgage Association, 5.50%, 05/01/35	722	712
Federal National Mortgage Association, 5.50%, 05/01/35	63	62
Federal National Mortgage Association, 5.50%, 05/01/35	49	48
Federal National Mortgage Association, 4.68%, 05/25/35 (g)	300	295
Federal National Mortgage Association, 5.50%, 06/01/35	732	722
Federal National Mortgage Association, 5.50%, 06/01/35	331	326
Federal National Mortgage Association, 5.50%, 06/01/35	34	34
Federal National Mortgage Association, 5.50%, 06/01/35	36	35
Federal National Mortgage Association, 5.50%, 06/01/35	178	176
Federal National Mortgage Association, 5.50%, 06/01/35	282	278
Federal National Mortgage Association, 5.50%, 06/01/35	257	254
Federal National Mortgage Association, 5.50%, 06/01/35	593	585
Federal National Mortgage Association, 5.50%, 06/01/35	401	396
Federal National Mortgage Association, 5.50%, 07/01/35	44	43
Federal National Mortgage Association, 5.50%, 07/01/35	3,230	3,183
Federal National Mortgage Association, 5.50%, 07/01/35	943	930
Federal National Mortgage Association, 5.50%, 07/01/35	100	98
Federal National Mortgage Association, 5.50%, 07/01/35	72	71
Federal National Mortgage Association, 5.50%, 07/01/35	895	883
Federal National Mortgage Association, 5.50%, 07/01/35	863	851
Federal National Mortgage Association, 5.50%, 07/01/35	862	850
Federal National Mortgage Association, 5.50%, 07/01/35	69	68
Federal National Mortgage Association, 5.50%, 07/01/35	685	675
Federal National Mortgage Association, 5.50%, 07/01/35	876	863
Federal National Mortgage Association, 5.50%, 07/01/35	570	562
Federal National Mortgage Association, 5.00%, 08/01/35	720	692
Federal National Mortgage Association, 5.50%, 08/01/35	2,063	2,033
Federal National Mortgage Association, 5.50%, 08/01/35	37	36
Federal National Mortgage Association, 5.50%, 08/01/35	1,829	1,803
Federal National Mortgage Association, 5.50%, 08/01/35	902	889
Federal National Mortgage Association, 5.50%, 08/01/35	669	660
Federal National Mortgage Association, 5.50%, 08/01/35	946	933
Federal National Mortgage Association, 5.50%, 08/01/35	860	848
Federal National Mortgage Association, 5.50%, 08/01/35	854	842
Federal National Mortgage Association, 5.00%, 09/01/35	110	106
Federal National Mortgage Association, 5.00%, 09/01/35	3,773	3,628
Federal National Mortgage Association, 5.00%, 09/01/35	110	106
Federal National Mortgage Association, 5.50%, 09/01/35	1,756	1,731
Federal National Mortgage Association, 5.50%, 09/01/35	29	29
Federal National Mortgage Association, 5.50%, 09/01/35	719	708
Federal National Mortgage Association, 5.50%, 09/01/35	855	843
Federal National Mortgage Association, 5.50%, 09/01/35	746	735

Federal National Mortgage Association, 5.50%, 09/01/35	864	852
Federal National Mortgage Association, 5.50%, 09/01/35	901	888
Federal National Mortgage Association, 5.50%, 09/01/35	937	924
Federal National Mortgage Association, 5.50%, 09/01/35	9,132	9,001
Federal National Mortgage Association, 5.00%, 10/01/35	368	354
Federal National Mortgage Association, 5.50%, 10/01/35 TBA (c)	13,400	13,199
Federal National Mortgage Association, 5.50%, 10/01/35	645	635
Federal National Mortgage Association, 5.50%, 10/01/35	672	662
Federal National Mortgage Association, 5.50%, 10/01/35	598	589
Federal National Mortgage Association, 5.50%, 10/01/35	907	894
Federal National Mortgage Association, 5.50%, 10/01/35	915	902
Federal National Mortgage Association, 5.50%, 10/01/35	2,187	2,155
Federal National Mortgage Association, 5.00%, 10/13/35 TBA (c)	35,500	34,113
Federal National Mortgage Association, 5.50%, 11/01/35	1,634	1,611
Federal National Mortgage Association, 5.50%, 05/01/36	996	981
Federal National Mortgage Association, 5.50%, 06/01/36	904	890
Federal National Mortgage Association, 5.50%, 06/01/36	992	978
Federal National Mortgage Association, 5.50%, 07/01/36	998	983
Federal National Mortgage Association, 5.50%, 07/01/36	1,590	1,567
Federal National Mortgage Association, 5.50%, 07/01/36	992	978
Federal National Mortgage Association, 5.50%, 07/01/36	995	980
Federal National Mortgage Association, 5.50%, 07/01/36	1,993	1,963
Federal National Mortgage Association, 6.00%, 10/01/36 TBA (c)	5,000	5,022
Federal National Mortgage Association, 5.96%, 09/01/40 (g)	58	58
Federal National Mortgage Association, 6.50%, 01/25/43	135	138
Federal National Mortgage Association, 5.68%, 03/25/44 (g)	1,306	1,307
		292,103
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 5.38%, 05/20/26 (g)	147	148
Government National Mortgage Association, 5.38%, 02/20/27 (g)	13	13
Government National Mortgage Association, 5.38%, 04/20/30 (g)	29	29
Government National Mortgage Association, 5.38%, 05/20/30 (g) (j)	24	24
Government National Mortgage Association, 4.75%, 02/20/32 (g)	262	262
Government National Mortgage Association, 5.00%, 02/20/32 (g)	160	160
		636
Total Government and Agency Obligations (cost $388,929)		386,274

SHORT TERM INVESTMENTS - 39.5%
Commercial Paper - 26.5%
Bank of America Corp., 5.40%, 11/09/06 (f)	13,200	13,125
Bank of America Corp., 5.27%, 12/06/06	1,500	1,486
Bank of America Corp., 5.26%, 12/14/06	100	99
Bank of Ireland, 5.26%, 12/05/06 (f)	19,200	19,020

Barclays Bank Plc, 5.28%, 11/21/06	14,700	14,591
Danske Corp., 5.37%, 10/30/06 (f)	18,200	18,121
Danske Corp., 5.27%, 12/27/06	500	494
Danske Corp., 5.26%, 01/18/07	2,600	2,559
Dexia Delaware, 5.36%, 10/16/06 (f)	18,000	17,958
Dexia Delaware, 5.36%, 10/27/06	2,200	2,191
Rabobank USA Financial Corp., 5.36%, 10/02/06	700	700
Skandi Ensk Bank, 5.26%, 12/08/06 (f)	19,100	18,913
Societe Generale, 5.38%, 10/11/06	14,500	14,478
Societe Generale, 5.29%, 12/18/06	4,900	4,845
Societe Generale, 5.25%, 01/08/07	1,800	1,774
Total Fina Elf Capital, 5.36%, 10/02/06 (f)	19,600	19,597
UBS Finance LLC, 5.34%, 10/02/06	800	800
UBS Finance LLC, 5.37%, 10/10/06	1,700	1,698
UBS Finance LLC, 5.28%, 11/16/06	10,100	10,033
UBS Finance LLC, 5.26%, 12/01/06	9,100	9,021
Westpac Banking Corp., 5.37%, 10/16/06 (f)	18,100	18,058
		189,561
Money Market Funds - 0.4%
Dreyfus Cash Management Plus Fund, 5.22% (a)	3,646	3,646

Repurchase Agreement - 3.1%
Repurchase Agreement with Lehman Brothers Holdings Inc., 5.05% (Collateralized by $21,975 US Treasury Note, 4.64%,
due 03/31/08, market value $22,426) acquired on 09/29/06, due 10/02/06 at $22,009	22,000	22,000

Securities Lending Collateral - 2.2%
Mellon GSL Delaware Business Trust Collateral Fund	15,612	15,612

Sovereign - 5.8%
Dutch Treasury Certified, 3.00%, 10/31/06 (i)	17,800	22,516
France Treasury Bill, 2.84%, 10/12/06 (i)	1,350	1,710
France Treasury Bill, 2.98%, 10/19/06 (i)	13,590	17,205
		41,431
U.S. Treasury Securities - 1.5%
U.S. Treasury Bill, 4.96%, 11/30/06 (k)	130	129
U.S. Treasury Bill, 4.81%, 12/14/06 (k)	10,355	10,256
		10,385
Total Short Term Investments (cost $282,635)		282,635

Total Investments - 115.9% (cost $829,494)		828,916
Other Assets and Liabilities, Net - (15.9%)		-113,508
Total Net Assets - 100%		$715,408

JNL/Putnam Equity Fund
COMMON STOCKS - 99.1%
BASIC MATERIALS - 1.2%
Chemicals - 0.7%
Sherwin-Williams Co.	18	$1,004

Iron & Steel - 0.5%
United States Steel Corp.	13	744

COMMUNICATIONS - 7.1%
Advertising - 1.0%
Omnicom Group Inc.	9	852
RH Donnelley Corp. (j)	11	592
		1,444
E - Commerce - 0.9%
eBay Inc. (b)	44	1,245

Internet - 1.3%
Google Inc. - Class A (b)	3	1,379
McAfee Inc. (b) (j)	16	384
VeriSign Inc. (b)	2	32
		1,795
Telecommunications - 2.9%
Cisco Systems Inc. (b)	110	2,525
Sprint Nextel Corp.	84	1,446
		3,971
Wireless Telecommunications - 1.0%
Qualcomm Inc.	37	1,352

CONSUMER, CYCLICAL - 18.3%
Airlines - 1.4%
AMR Corp. (b) (j)	17	382
JetBlue Airways Corp. (b) (j)	85	784
Southwest Airlines Co.	48	791
		1,957
Home Builders - 1.5%
Lennar Corp. (j)	17	751
NVR Inc. (b) (j)	3	1,376
		2,127
Home Furnishings - 0.6%
Whirlpool Corp. (j)	10	824

Leisure Time - 1.9%
Carnival Corp.	4	165
Harley-Davidson Inc. (j)	31	1,914

Royal Caribbean Cruises Ltd. (j)	16	621
		2,700
Lodging - 0.7%
Las Vegas Sands Corp. (b) (j)	14	984

Media - 1.7%
John Wiley & Sons Inc.	25	911
McGraw-Hill Cos. Inc.	24	1,387
		2,298
Retail - 10.5%
Barnes & Noble Inc.	20	759
Bed Bath & Beyond Inc. (b) (j)	52	1,997
Best Buy Co. Inc.	18	948
CVS Corp.	7	212
Darden Restaurants Inc.	10	425
Home Depot Inc.	104	3,787
Kohl's Corp. (b)	10	617
Nordstrom Inc.	12	512
Red Robin Gourmet Burgers Inc. (b) (j)	12	553
Ross Stores Inc.	19	483
Staples Inc.	59	1,443
Starbucks Corp. (b)	23	773
Wal-Mart Stores Inc.	42	2,081
		14,590
CONSUMER, NON-CYCLICAL - 2.3%
Commercial Services - 1.5%
Accenture Ltd.	23	736
Apollo Group Inc. - Class A (b)	7	345
Equifax Inc.	9	316
Moody's Corp.	11	739
		2,136
Food - 0.8%
Whole Foods Market Inc. (j)	18	1,088

ENERGY - 6.8%
Oil & Gas - 6.8%
Apache Corp.	15	942
BJ Services Co.	13	392
ConocoPhillips	24	1,453
Devon Energy Corp.	17	1,055
EOG Resources Inc.	16	1,015
Halliburton Co.	16	444
Hess Corp.	5	207

Marathon Oil Corp.	8	638
Newfield Exploration Co. (b) (j)	14	551
Occidental Petroleum Corp.	23	1,111
Valero Energy Corp.	15	746
XTO Energy Inc.	21	868
		9,422
FINANCIALS - 37.9%
Banks - 7.5%
Bank of America Corp.	70	3,766
Commerce Bancorp. Inc. (j)	88	3,223
US Bancorp.	100	3,322
		10,311
Diversified Financial Services - 21.1%
Bear Stearns Cos. Inc.	18	2,578
BlackRock Inc. (j)	3	402
Capital One Financial Corp.	73	5,758
Citigroup Inc.	95	4,719
Countrywide Financial Corp.	109	3,833
E*Trade Financial Corp. (b)	35	840
Franklin Resources Inc.	19	2,009
Freddie Mac	33	2,162
Goldman Sachs Group Inc.	23	3,840
Legg Mason Inc.	7	716
Morgan Stanley	34	2,486
		29,343
Insurance - 8.1%
ACE Ltd.	36	1,965
American International Group Inc.	66	4,373
Cigna Corp.	9	1,000
Everest Re Group Ltd.	26	2,536
MGIC Investment Corp. (j)	23	1,391
		11,265
Investment Companies - 0.1%
KKR Private Equity Investors LLP (b)	4	93

Real Estate - 1.1%
CB Richard Ellis Group Inc. - Class A (b)	64	1,562

HEALTH CARE - 9.3%
Biotechnology - 0.3%
Biogen Idec Inc. (b)	9	416

Healthcare Providers & Services - 7.0%

Aetna Inc.	45	1,792
Boston Scientific Corp. (b)	62	916
Community Health Systems Inc. (b)	15	545
Coventry Health Care Inc. (b)	11	556
Health Management Associates Inc. (j)	21	445
Lincare Holdings Inc. (b)	17	575
Medtronic Inc.	23	1,063
St. Jude Medical Inc. (b)	28	985
UnitedHealth Group Inc.	57	2,814
		9,691
Pharmaceuticals - 2.0%
Cardinal Health Inc.	15	959
Express Scripts Inc. (b)	13	944
Pfizer Inc.	15	420
Teva Pharmaceutical Industries Ltd. - ADR	13	426
		2,749
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.2%
L-3 Communications Holdings Inc.	4	298

Diversified Machinery - 0.4%
Cummins Inc.	5	584

Machinery - 1.2%
Caterpillar Inc.	25	1,665

Manufacturing - 0.9%
Danaher Corp. (j)	12	804
Illinois Tool Works Inc.	10	429
		1,233
Transportation - 0.7%
FedEx Corp.	6	630
Norfolk Southern Corp.	8	370
		1,000
TECHNOLOGY - 12.6%
Computers - 5.9%
Apple Computer Inc. (b)	41	3,188
Dell Inc. (b)	96	2,188
EMC Corp. (b)	45	538
Hewlett-Packard Co.	49	1,798
Network Appliance Inc. (b)	11	389
		8,101
Data Processing - 0.9%

Dun & Bradstreet Corp. (b)	10	780
Global Payments Inc.	12	532
		1,312
Semiconductors - 0.7%
Applied Materials Inc. (j)	55	982

Software - 5.1%
Adobe Systems Inc. (b)	29	1,071
Autodesk Inc. (b)	36	1,256
Microsoft Corp.	124	3,386
Oracle Corp. (b)	75	1,327
		7,040
UTILITIES - 0.2%
Electric - 0.2%
AES Corp. (b)	14	275
Total Common Stocks (cost $127,510)		137,601

SHORT TERM INVESTMENTS - 13.4%
Money Market Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.22% (a)	-	-

Repurchase Agreement - 0.8%
Repurchase Agreement with Bank of America Securities, 5.28% (Collateralized by $1,051 Federal Home Loan Bank, 5.25%,
due 09/13/13, market value $1,067) acquired on 09/26/06, due 10/02/06 at $1,051	1,051	1,051

Securities Lending Collateral - 12.6%
Mellon GSL Delaware Business Trust Collateral Fund	17,545	17,545
Total Short Term Investments (cost $18,596)		18,596

Total Investments - 112.5% (cost $146,106)		156,197
Other Assets and Liabilities, Net - (12.5%)		-17,373
Total Net Assets - 100%		$138,824

JNL/Putnam Midcap Growth Fund
COMMON STOCKS - 97.7%
BASIC MATERIALS - 1.9%
Iron & Steel - 0.7%
IPSCO Inc.	3	269

Mining - 1.2%
Freeport-McMoRan Copper & Gold Inc. (j)	8	431

COMMUNICATIONS - 5.5%

Advertising - 0.2%
Getty Images Inc. (b) (j)	2	75

E - Commerce - 0.7%
Nutri/System Inc. (b) (j)	4	243

Internet - 3.3%
F5 Networks Inc. (b)	5	280
McAfee Inc. (b)	19	461
Websense Inc. (b)	21	462
McCormick & Co. Inc.	3	122
		487
Household Products - 1.3%
Newell Rubbermaid Inc.	13	374
Toro Co.	3	114
		488
Tobacco - 2.0%
UST Inc. (j)	13	718

ENERGY - 5.7%
Oil & Gas - 5.7%
BJ Services Co.	6	175
EOG Resources Inc.	10	624
Frontier Oil Corp.	12	311
Grey Wolf Inc. (b) (j)	71	472
Rowan Cos. Inc.	11	361
Sunoco Inc.	1	81
		2,024
FINANCIALS - 6.7%
Banks - 1.1%
Unibanco - Uniao de Bancos Brasileiros SA - GDR	6	414

Diversified Financial Services - 3.0%
Accredited Home Lenders Holding Co. (b) (j)	5	190
Bear Stearns Cos. Inc.	5	729
Nelnet Inc. - Class A (b)	6	178
		1,097
Insurance - 1.8%
Assurant Inc.	4	197
WR Berkley Corp.	13	466
		663
Real Estate - 0.8%
CB Richard Ellis Group Inc. - Class A (b)	11	276

HEALTH CARE - 15.1%
Biotechnology - 2.1%
Clegene Corp. (b)	7	299
Genzyme Corp. (b)	7	479
		778
Healthcare Providers & Services - 10.5%
Advanced Medical Optics Inc. (b) (j)	-	-
Becton Dickinson & Co.	2	163
Coventry Health Care Inc. (b)	8	428
CR Bard Inc.	8	600
Dade Behring Holdings Inc.	3	124
Humana Inc. (b)	8	522
Kinetic Concepts Inc. (b)	9	286
Laboratory Corp. of America Holdings (b)	6	374
Pediatrix Medical Group Inc. (b)	6	264
Respironics Inc. (b)	6	228
Sierra Health Services Inc. (b)	17	628
Varian Medical Systems Inc. (b)	4	214
		3,831
Pharmaceuticals - 2.5%
Barr Laboratories Inc. (b)	9	452
Endo Pharmaceuticals Holdings Inc. (b)	14	439
		891
INDUSTRIALS - 11.8%
Aerospace & Defense - 2.0%
L-3 Communications Holdings Inc.	9	697

Building Materials - 0.4%
Eagle Materials Inc.	4	145

Diversified Machinery - 3.6%
Cummins Inc. (j)	3	346
Graco Inc.	12	480
IDEX Corp. (j)	6	258
Manitowoc Co.	2	94
Wabtec Corp.	5	136
		1,314
Machinery - 1.5%
JLG Industries Inc.	10	202
Joy Global Inc.	1	26
Terex Corp. (b)	7	330
		558

Manufacturing - 2.2%
Actuant Corp. - Class A	3	156
Dover Corp.	6	261
Freightcar America Inc.	3	148
Parker Hannifin Corp.	1	39
Roper Industries Inc.	5	201
		805
Metal Fabrication & Hardware - 0.4%
Precision Castparts Corp.	3	161

Transportation - 1.7%
CH Robinson Worldwide Inc.	11	481
Expeditors International Washington Inc.	3	143
		624
TECHNOLOGY - 14.5%
Computers - 3.6%
Lexmark International Inc. (b)	9	502
Network Appliance Inc. (b)	21	788
		1,290
Data Processing - 2.3%
Fair Isaac Corp.	12	439
Global Payments Inc.	5	198
Paychex Inc.	6	210
		847
Semiconductors - 5.5%
Altera Corp. (b)	8	150
Analog Devices Inc.	6	181
Emulex Corp. (b)	14	249
Freescale Semiconductor Inc. (b)	7	270
Lam Research Corp. (b) (j)	14	648
Maxim Integrated Products Inc.	4	124
Micron Technology Inc. (b)	8	143
Nvidia Corp. (b)	3	101
Omnivision Technologies Inc. (b) (j)	10	137
		2,003
Software - 3.1%
Autodesk Inc. (b)	11	393
BMC Software Inc. (b)	13	351
Citrix Systems Inc. (b)	7	257
Red Hat Inc. (b) (j)	6	135
		1,136
UTILITIES - 0.9%
Electric - 0.9%

AES Corp. (b)	16	332
Total Common Stocks (cost $34,507)		35,532

INVESTMENT FUNDS - 0.5%
FUNDS - 0.5%
Mutual Funds and Trusts - 0.5%
Ishares Russell 2000 (j)	1	65
Midcap SPDR Trust Series I (j)	-	41
Nasdaq-100 Index Tracking Stock (j)	1	24
SPDR Trust Series 1 (j)	-	40
Total Investment Funds (cost $165)		170

SHORT TERM INVESTMENTS - 13.4%
Money Market Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.22% (a)	2	2

Repurchase Agreement - 1.6%
Repurchase Agreement with Bank of America Securities, 5.28% (Collateralized by $597 Federal Home Loan Bank, 5.00%,
due 09/09/11, market value $607) acquired on 09/29/06, due 10/02/06 at $597	597	597

Securities Lending Collateral - 11.8%
Mellon GSL Delaware Business Trust Collateral Fund	4,299	4,299
Total Short Term Investments (cost $4,898)		4,898

Total Investments - 111.6% (cost $39,570)		40,600
Other Assets and Liabilities, Net - (11.6%)		-4,232
Total Net Assets - 100%		$36,368

JNL/Putnam Value Equity Fund
COMMON STOCKS - 99.2%
BASIC MATERIALS - 2.6%
Chemicals - 1.0%
Rohm & Haas Co.	34	$1,591

Mining - 1.6%
Freeport-McMoRan Copper & Gold Inc. (j)	29	1,545
Vulcan Materials Co. (j)	13	1,025
		2,570
COMMUNICATIONS - 6.1%
Internet - 1.4%
McAfee Inc. (b)	73	1,778
VeriSign Inc. (b)	30	602
		2,380

Telecommunications - 4.4%
Avaya Inc. (b)	44	509
Cisco Systems Inc. (b)	159	3,650
Sprint Nextel Corp.	179	3,078
		7,237
Wireless Telecommunications - 0.3%
Motorola Inc.	17	415

CONSUMER, CYCLICAL - 9.5%
Airlines - 1.2%
AMR Corp. (b) (j)	49	1,125
Southwest Airlines Co.	54	893
		2,018
Home Builders - 0.4%
NVR Inc. (b) (j)	1	672

Home Furnishings - 1.1%
Whirlpool Corp. (j)	22	1,825

Leisure Time - 1.1%
Carnival Corp.	37	1,721

Lodging - 0.7%
Wyndham Worldwide Corp. (b)	40	1,132

Retail - 5.0%
Federated Department Stores Inc.	16	674
Home Depot Inc.	28	1,030
McDonald's Corp.	59	2,308
Nordstrom Inc.	23	960
OfficeMax Inc.	42	1,723
Ross Stores Inc.	44	1,113
Target Corp.	6	343
		8,151
CONSUMER, NON-CYCLICAL - 8.2%
Commercial Services - 2.7%
Accenture Ltd.	96	3,053
Avis Budget Group Inc.	31	569
McKesson Corp.	16	865
		4,487
Food - 2.7%
General Mills Inc.	37	2,100
Kroger Co.	44	1,025

Supervalu Inc.	42	1,251
		4,376
Household Products - 0.8%
Newell Rubbermaid Inc.	47	1,331

Tobacco - 2.0%
Loews Corp.	58	3,185

ENERGY - 6.5%
Oil & Gas - 6.5%
Cameron International Corp. (b)	40	1,937
Devon Energy Corp.	29	1,838
Exxon Mobil Corp.	41	2,724
Marathon Oil Corp.	32	2,484
Valero Energy Corp.	32	1,632
		10,615
FINANCIALS - 32.9%
Banks - 7.1%
Bank of America Corp.	142	7,612
PNC Financial Services Group Inc.	22	1,608
US Bancorp.	73	2,435
		11,655
Diversified Financial Services - 14.4%
Bear Stearns Cos. Inc.	8	1,092
Capital One Financial Corp.	28	2,179
Citigroup Inc.	164	8,131
Countrywide Financial Corp.	99	3,476
Goldman Sachs Group Inc.	14	2,335
JPMorgan Chase & Co.	133	6,241
		23,454
Insurance - 9.4%
ACE Ltd.	29	1,582
Chubb Corp.	59	3,040
Cincinnati Financial Corp.	8	404
Everest Re Group Ltd. (j)	21	2,048
Genworth Financial Inc. - Class A	41	1,443
MGIC Investment Corp. (j)	22	1,301
PMI Group Inc. (j)	45	1,967
Prudential Financial Inc.	46	3,523
		15,308
Investment Companies - 1.4%
Allied Capital Corp. (j)	78	2,342

Real Estate - 0.6%
Realogy Corp. (b)	43	980

HEALTH CARE - 14.4%
Biotechnology - 2.1%
Amgen Inc. (b)	49	3,484

Healthcare Providers & Services - 3.2%
Baxter International Inc.	48	2,200
Becton Dickinson & Co.	25	1,738
Humana Inc. (b)	18	1,203
		5,141
Pharmaceuticals - 9.1%
AmerisourceBergen Corp.	25	1,112
Cardinal Health Inc.	28	1,808
Endo Pharmaceuticals Holdings Inc. (b)	13	407
Merck & Co. Inc.	71	2,979
Pfizer Inc.	300	8,497
		14,803
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	28	2,427
Raytheon Co.	8	372
		2,799
Diversified Machinery - 0.4%
AGCO Corp. (b)	26	659

Environmental Control - 1.0%
Waste Management Inc.	43	1,577

Machinery - 0.5%
Joy Global Inc.	22	812

Manufacturing - 4.7%
Parker Hannifin Corp.	24	1,882
Textron Inc.	11	936
Tyco International Ltd.	176	4,926
		7,744
Transportation - 1.1%
Norfolk Southern Corp.	18	798
United Parcel Service Inc. - Class B	15	1,050
		1,848
TECHNOLOGY - 8.0%

Computers - 4.1%
Dell Inc. (b)	72	1,641
EMC Corp. (b)	77	925
Hewlett-Packard Co.	94	3,442
International Business Machines Corp.	4	328
Lexmark International Inc. (b)	6	323
		6,659
Semiconductors - 3.0%
Intel Corp.	238	4,892

Software - 0.9%
Autodesk Inc. (b)	33	1,134
BMC Software Inc. (b)	12	335
		1,469
UTILITIES - 1.5%
Electric - 1.5%
FirstEnergy Corp.	7	402
Pepco Holdings Inc.	17	406
PG&E Corp.	38	1,583
		2,391
Total Common Stocks (cost $151,492)		161,723

SHORT TERM INVESTMENTS - 7.8%
Money Market Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.22% (a)	1	1

Repurchase Agreement - 1.2%
Repurchase Agreement with Bank of America Securities, 5.28% (Collateralized by $1,925 Federal Home Loan Bank, 5.00%,
due 09/09/11, market value $1,957) acquired on 09/29/06, due 10/02/06 at $1,926	1,925	1,925

Securities Lending Collateral - 6.6%
Mellon GSL Delaware Business Trust Collateral Fund	10,823	10,823
Total Short Term Investments (cost $12,749)		12,749

Total Investments - 107.0% (cost $164,241)		174,472
Other Assets and Liabilities, Net - (7.0%)		-11,343
Total Net Assets - 100%		$163,129

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT FUNDS - 100.0%
FUNDS - 100.0%
Equity Funds - 94.8%
JNL/AIM Large Cap Growth Fund (l)	4,784	$60,948

JNL/AIM Real Estate Fund (l)	1,078	15,641
JNL/Alger Growth Fund (l)	1,822	31,110
JNL/Eagle Core Equity Fund (l)	1,708	27,875
JNL/Eagle SmallCap Equity Fund (l)	1,099	24,502
JNL/FMR Mid-Cap Equity Fund (l)	1,385	23,271
JNL/Franklin Templeton Small Cap Value Fund (l)	1,949	23,385
JNL/Goldman Sachs Mid Cap Value Fund (l)	1,952	23,740
JNL/JPMorgan International Equity Fund (l)	1,524	20,760
JNL/JPMorgan International Value Fund (l)	3,100	39,984
JNL/Lazard Emerging Markets Fund (l)	1,916	18,143
JNL/Oppenheimer Global Growth Fund (l)	2,155	31,465
JNL/Putnam Equity Fund (l)	313	6,574
JNL/Select Global Growth Fund (l)	801	16,748
JNL/Select Large Cap Growth Fund (l)	434	8,906
JNL/Select Value Fund (l)	3,393	65,286
JNL/T. Rowe Price Established Growth Fund (l)	3,149	65,183
JNL/T. Rowe Price Mid-Cap Growth Fund (l)	1,209	36,230
JNL/T. Rowe Price Value Fund (l)	4,246	65,815
		605,566
Fixed Income Funds - 5.2%
JNL/Goldman Sachs Short Duration Bond Fund (l)	3,275	33,407
Total Investment Funds (cost $529,607)		638,973

Total Investments - 100.0% (cost $529,607)		638,973
Other Assets and Liabilities, Net - 0.0%		-177
Total Net Assets - 100%		$638,796

JNL/S&P Managed Conservative Fund
INVESTMENT FUNDS - 100.0%
FUNDS - 100.0%
Equity Funds - 25.2%
JNL/AIM Large Cap Growth Fund (l)	449	$5,721
JNL/AIM Real Estate Fund (l)	270	3,919
JNL/Putnam Equity Fund (l)	88	1,840
JNL/Select Value Fund (l)	323	6,223
JNL/T. Rowe Price Established Growth Fund (l)	304	6,302
JNL/T. Rowe Price Value Fund (l)	413	6,407
		30,412
Fixed Income Funds - 74.8%
JNL/Goldman Sachs Short Duration Bond Fund (l)	2,915	29,728
JNL/PIMCO Total Return Bond Fund (l)	2,518	30,240
JNL/Western High Yield Bond Fund (l)	714	6,016
JNL/Western Strategic Bond Fund (l)	1,594	18,219

JNL/Western U.S. Government & Quality Bond Fund (l)	538	6,084
		90,287
Total Investment Funds (cost $116,958)		120,699

Total Investments - 100.0% (cost $116,958)		120,699
Other Assets and Liabilities, Net - 0.0%		35
Total Net Assets - 100%		$120,734

JNL/S&P Managed Growth Fund
INVESTMENT FUNDS - 100.1%
FUNDS - 100.1%
Equity Funds - 84.5%
JNL/AIM Large Cap Growth Fund (l)	7,879	$100,382
JNL/AIM Real Estate Fund (l)	1,935	28,075
JNL/Alger Growth Fund (l)	2,169	37,027
JNL/Eagle Core Equity Fund (l)	2,094	34,178
JNL/Eagle SmallCap Equity Fund (l)	1,461	32,582
JNL/FMR Mid-Cap Equity Fund (l)	1,849	31,057
JNL/Franklin Templeton Small Cap Value Fund (l)	2,267	27,201
JNL/Goldman Sachs Mid Cap Value Fund (l)	2,792	33,950
JNL/JPMorgan International Equity Fund (l)	2,812	38,303
JNL/JPMorgan International Value Fund (l)	4,433	57,190
JNL/Lazard Emerging Markets Fund (l)	2,245	21,262
JNL/Oppenheimer Global Growth Fund (l)	3,856	56,298
JNL/Putnam Equity Fund (l)	507	10,658
JNL/Select Global Growth Fund (l)	1,058	22,138
JNL/Select Large Cap Growth Fund (l)	931	19,093
JNL/Select Value Fund (l)	5,770	111,006
JNL/T. Rowe Price Established Growth Fund (l)	5,551	114,912
JNL/T. Rowe Price Mid-Cap Growth Fund (l)	2,134	63,937
JNL/T. Rowe Price Value Fund (l)	7,430	115,164
		954,413
Fixed Income Funds - 15.6%
JNL/Goldman Sachs Short Duration Bond Fund (l)	5,744	58,586
JNL/PIMCO Total Return Bond Fund (l)	4,855	58,312
JNL/Western Strategic Bond Fund (l)	5,132	58,660
		175,558
Total Investment Funds (cost $970,257)		1,129,971

Total Investments - 100.1% (cost $970,257)		1,129,971
Other Assets and Liabilities, Net - (0.1%)		-941
Total Net Assets - 100%		$1,129,030

JNL/S&P Managed Moderate Fund
INVESTMENT FUNDS - 99.8%
FUNDS - 99.8%
Equity Funds - 44.6%
JNL/AIM Large Cap Growth Fund (l)	1,494	$19,031
JNL/AIM Real Estate Fund (l)	633	9,190
JNL/FMR Mid-Cap Equity Fund (l)	466	7,828
JNL/Franklin Templeton Small Cap Value Fund (l)	355	4,256
JNL/Goldman Sachs Mid Cap Value Fund (l)	60	730
JNL/JPMorgan International Equity Fund (l)	273	3,722
JNL/JPMorgan International Value Fund (l)	544	7,016
JNL/Oppenheimer Global Growth Fund (l)	387	5,645
JNL/Putnam Equity Fund (l)	115	2,427
JNL/Select Value Fund (l)	959	18,442
JNL/T. Rowe Price Established Growth Fund (l)	964	19,953
JNL/T. Rowe Price Mid-Cap Growth Fund (l)	268	8,020
JNL/T. Rowe Price Value Fund (l)	1,316	20,400
		126,660
Fixed Income Funds - 55.2%
JNL/Goldman Sachs Short Duration Bond Fund (l)	5,527	56,378
JNL/PIMCO Total Return Bond Fund (l)	3,570	42,871
JNL/Western High Yield Bond Fund (l)	1,688	14,229
JNL/Western Strategic Bond Fund (l)	2,511	28,702
JNL/Western U.S. Government & Quality Bond Fund (l)	1,270	14,361
		156,541
Total Investment Funds (cost $270,746)		283,201

Total Investments - 99.8% (cost $270,746)		283,201
Other Assets and Liabilities, Net - 0.2%		555
Total Net Assets - 100%		$283,756

JNL/S&P Managed Moderate Growth Fund
INVESTMENT FUNDS - 100.0%
FUNDS - 100.0%
Equity Funds - 64.4%
JNL/AIM Large Cap Growth Fund (l)	6,897	$87,869
JNL/AIM Real Estate Fund (l)	1,771	25,690
JNL/Alger Growth Fund (l)	805	13,740
JNL/Eagle Core Equity Fund (l)	1,195	19,508
JNL/Eagle SmallCap Equity Fund (l)	884	19,712
JNL/FMR Mid-Cap Equity Fund (l)	1,676	28,153
JNL/Franklin Templeton Small Cap Value Fund (l)	1,642	19,706
JNL/Goldman Sachs Mid Cap Value Fund (l)	1,633	19,856

JNL/JPMorgan International Equity Fund (l)	2,235	30,437
JNL/JPMorgan International Value Fund (l)	3,214	41,460
JNL/Lazard Emerging Markets Fund (l)	970	9,186
JNL/Oppenheimer Global Growth Fund (l)	2,760	40,290
JNL/Putnam Equity Fund (l)	471	9,897
JNL/Select Value Fund (l)	3,616	69,571
JNL/T. Rowe Price Established Growth Fund (l)	4,513	93,416
JNL/T. Rowe Price Mid-Cap Growth Fund (l)	1,689	50,607
JNL/T. Rowe Price Value Fund (l)	5,529	85,704
		664,802
Fixed Income Funds - 35.6%
JNL/Goldman Sachs Short Duration Bond Fund (l)	10,229	104,334
JNL/PIMCO Total Return Bond Fund (l)	10,531	126,472
JNL/Western High Yield Bond Fund (l)	3,544	29,873
JNL/Western Strategic Bond Fund (l)	6,537	74,720
JNL/Western U.S. Government & Quality Bond Fund (l)	2,896	32,752
		368,151
Total Investment Funds (cost $927,608)		1,032,953

Total Investments - 100.0% (cost $927,608)		1,032,953
Other Assets and Liabilities, Net - 0.0%		17
Total Net Assets - 100%		$1,032,970

JNL/S&P Retirement 2015 Fund
INVESTMENT FUNDS - 94.9%
FUNDS - 94.9%
Equity Funds - 66.4%
JNL/AIM Large Cap Growth Fund (l)	22	282
JNL/AIM Real Estate Fund (l)	8	113
JNL/Alger Growth Fund (l)	8	135
JNL/Eagle SmallCap Equity Fund (l)	3	69
JNL/FMR Mid-Cap Equity Fund (l)	6	103
JNL/Franklin Templeton Small Cap Value Fund (l)	9	104
JNL/Goldman Sachs Mid Cap Value Fund (l)	9	104
JNL/JPMorgan International Equity Fund (l)	13	174
JNL/JPMorgan International Value Fund (l)	14	177
JNL/Lazard Emerging Markets Fund (l)	7	69
JNL/Oppenheimer Global Growth Fund (l)	5	73
JNL/Select Value Fund (l)	17	328
JNL/T. Rowe Price Established Growth Fund (l)	16	326
JNL/T. Rowe Price Mid-Cap Growth Fund (l)	5	138
JNL/T. Rowe Price Value Fund (l)	19	290
		2,485

Fixed Income Funds - 28.5%
JNL/Goldman Sachs Short Duration Bond Fund (l)	35	353
JNL/PIMCO Total Return Bond Fund (l)	30	355
JNL/Western Strategic Bond Fund (l)	31	356
		1,064
Total Investment Funds (cost $3,442)		3,549

Total Investments - 94.9% (cost $3,442)		3,549
Other Assets and Liabilities, Net - 5.1%		191
Total Net Assets - 100%		$3,740

JNL/S&P Retirement 2020 Fund
INVESTMENT FUNDS - 100.2%
FUNDS - 100.2%
Equity Funds - 80.2%
JNL/AIM Large Cap Growth Fund (l)	10	124
JNL/AIM Real Estate Fund (l)	3	45
JNL/Alger Growth Fund (l)	3	55
JNL/Eagle SmallCap Equity Fund (l)	2	42
JNL/FMR Mid-Cap Equity Fund (l)	2	41
JNL/Franklin Templeton Small Cap Value Fund (l)	3	41
JNL/Goldman Sachs Mid Cap Value Fund (l)	5	56
JNL/JPMorgan International Equity Fund (l)	5	70
JNL/JPMorgan International Value Fund (l)	6	71
JNL/Lazard Emerging Markets Fund (l)	3	28
JNL/Oppenheimer Global Growth Fund (l)	4	56
JNL/Select Value Fund (l)	8	145
JNL/T. Rowe Price Established Growth Fund (l)	7	143
JNL/T. Rowe Price Mid-Cap Growth Fund (l)	3	82
JNL/T. Rowe Price Value Fund (l)	8	129
		1,128
Fixed Income Funds - 20.0%
JNL/Goldman Sachs Short Duration Bond Fund (l)	11	112
JNL/PIMCO Total Return Bond Fund (l)	7	85
JNL/Western Strategic Bond Fund (l)	7	85
		282
Total Investment Funds (cost $1,371)		1,410

Total Investments - 100.2% (cost $1,371)		1,410
Other Assets and Liabilities, Net - (0.2%)		-2
Total Net Assets - 100%		$1,408

JNL/S&P Retirement 2025 Fund

INVESTMENT FUNDS - 100.0%
FUNDS - 100.0%
Equity Funds - 84.9%
JNL/AIM Large Cap Growth Fund (l)	4	54
JNL/AIM Real Estate Fund (l)	1	17
JNL/Alger Growth Fund (l)	1	21
JNL/Eagle SmallCap Equity Fund (l)	1	22
JNL/FMR Mid-Cap Equity Fund (l)	1	21
JNL/Franklin Templeton Small Cap Value Fund (l)	1	16
JNL/Goldman Sachs Mid Cap Value Fund (l)	2	21
JNL/JPMorgan International Equity Fund (l)	2	27
JNL/JPMorgan International Value Fund (l)	2	27
JNL/Lazard Emerging Markets Fund (l)	1	11
JNL/Oppenheimer Global Growth Fund (l)	2	27
JNL/Select Value Fund (l)	3	55
JNL/T. Rowe Price Established Growth Fund (l)	3	54
JNL/T. Rowe Price Mid-Cap Growth Fund (l)	1	31
JNL/T. Rowe Price Value Fund (l)	4	55
		459
Fixed Income Funds - 15.1%
JNL/Goldman Sachs Short Duration Bond Fund (l)	3	27
JNL/PIMCO Total Return Bond Fund (l)	2	27
JNL/Western Strategic Bond Fund (l)	2	27
		81
Total Investment Funds (cost $525)		540

Total Investments - 100.0% (cost $525)		540
Other Assets and Liabilities, Net - 0.0%		0
Total Net Assets - 100%		540

JNL/S&P Retirement Income Fund
INVESTMENT FUNDS - 99.6%
FUNDS - 99.6%
Equity Funds - 35.0%
JNL/AIM Large Cap Growth Fund (l)	32	413
JNL/AIM Real Estate Fund (l)	15	221
JNL/Alger Growth Fund (l)	12	200
JNL/JPMorgan International Value Fund (l)	27	348
JNL/Select Value Fund (l)	22	428
JNL/T. Rowe Price Established Growth Fund (l)	21	426
JNL/T. Rowe Price Value Fund (l)	27	424
		2,460
Fixed Income Funds - 64.6%

JNL/Goldman Sachs Short Duration Bond Fund (l)	68	697
JNL/PIMCO Total Return Bond Fund (l)	145	1,744
JNL/Western High Yield Bond Fund (l)	41	349
JNL/Western Strategic Bond Fund (l)	61	700
JNL/Western U.S. Government & Quality Bond Fund (l)	93	1,051
		4,541
Total Investment Funds (cost $6,794)		7,001

Total Investments - 99.6% (cost $6,794)		7,001
Other Assets and Liabilities, Net - 0.4%		25
Total Net Assets - 100%		$7,026

JNL/Select Balanced Fund
COMMON STOCKS - 64.0%
BASIC MATERIALS - 5.0%
Chemicals - 1.2%
EI Du Pont de Nemours & Co.	116	$4,969

Forest Products & Paper - 1.6%
International Paper Co.	65	2,261
Weyerhaeuser Co.	69	4,264
		6,525
Mining - 2.2%
Alcoa Inc.	135	3,794
Cameco Corp.	58	2,117
Newmont Mining Corp. (j)	34	1,458
Rio Tinto Plc - ADR	9	1,631
		9,000
COMMUNICATIONS - 4.7%
Telecommunications - 3.7%
AT&T Inc.	315	10,270
Sprint Nextel Corp.	125	2,142
Verizon Communications Inc.	79	2,922
		15,334
Wireless Telecommunications - 1.0%
Motorola Inc.	160	4,000

CONSUMER, CYCLICAL - 8.7%
Airlines - 0.3%
Southwest Airlines Co.	90	1,504

Automobiles - 0.4%
BorgWarner Inc.	38	2,178

Beverages - 0.8%
Coca-Cola Co.	71	3,186

Entertainment - 0.3%
Warner Music Group Corp.	43	1,113

Home Furnishings - 0.4%
Whirlpool Corp. (j)	18	1,548

Lodging - 0.4%
Harrah's Entertainment Inc.	23	1,521

Media - 2.4%
CBS Corp. - Class B	90	2,540
Comcast Corp. - Class A (b) (j)	100	3,674
New York Times Co. - Class A (j)	65	1,489
Viacom Inc. (b)	66	2,448
		10,151
Office & Business Equipment - 1.2%
Pitney Bowes Inc.	50	2,218
Xerox Corp. (b)	169	2,633
		4,851
Retail - 2.5%
Family Dollar Stores Inc. (j)	52	1,518
McDonald's Corp.	111	4,334
Wal-Mart Stores Inc.	89	4,365
		10,217
CONSUMER, NON-CYCLICAL - 5.0%
Agriculture - 0.6%
Bunge Ltd. (j)	39	2,283

Food - 1.8%
Sysco Corp.	84	2,803
Tyson Foods Inc.	104	1,652
Unilever NV - ADR	123	3,021
		7,476
Household Products - 1.4%
Avery Dennison Corp.	37	2,238
Kimberly-Clark Corp.	55	3,608
		5,846
Tobacco - 1.2%
Altria Group Inc.	68	5,175

ENERGY - 9.9%
Oil & Gas - 9.9%
BP Plc - ADR	34	2,249
Chevron Corp.	133	8,613
ConocoPhillips	67	3,994
Encana Corp.	65	3,045
Exxon Mobil Corp.	187	12,528
Schlumberger Ltd.	37	2,289
Total SA - ADR	98	6,449
XTO Energy Inc.	44	1,854
		41,021
FINANCIALS - 11.9%
Banks - 4.0%
Bank of America Corp.	174	9,320
PNC Financial Services Group Inc.	23	1,659
State Street Corp.	54	3,388
Synovus Financial Corp.	74	2,182
		16,549
Diversified Financial Services - 4.1%
Citigroup Inc.	161	8,006
Freddie Mac	44	2,932
JPMorgan Chase & Co.	52	2,447
Merrill Lynch & Co. Inc.	46	3,567
		16,952
Insurance - 3.8%
ACE Ltd.	69	3,775
Allstate Corp.	48	3,005
American International Group Inc.	54	3,598
Hartford Financial Services Group Inc.	37	3,210
MBIA Inc.	34	2,071
		15,659
HEALTH CARE - 6.2%
Healthcare Providers & Services - 0.8%
Medtronic Inc.	70	3,242

Pharmaceuticals - 5.4%
Abbott Laboratories	111	5,391
Bristol-Myers Squibb Co.	164	4,084
Eli Lilly & Co.	104	5,922
Schering-Plough Corp.	216	4,778
Wyeth	47	2,405
		22,580

INDUSTRIALS - 6.4%
Building Materials - 0.5%
American Standard Cos. Inc.	52	2,170

Diversified Machinery - 1.0%
Deere & Co.	50	4,204

Electronics - 0.5%
Avnet Inc. (b)	96	1,880

Environmental Control - 0.7%
Waste Management Inc.	84	3,077

Manufacturing - 3.1%
General Electric Corp.	239	8,422
Illinois Tool Works Inc.	43	1,922
Parker Hannifin Corp.	30	2,340
		12,684
Transportation - 0.6%
United Parcel Service Inc. - Class B	34	2,446

TECHNOLOGY - 3.3%
Computers - 1.5%
International Business Machines Corp.	64	5,261
Sun Microsystems Inc. (b)	200	994
		6,255
Data Processing - 0.5%
First Data Corp.	49	2,066

Semiconductors - 0.3%
KLA-Tencor Corp.	33	1,450

Software - 1.0%
Microsoft Corp.	149	4,083

UTILITIES - 2.9%
Electric - 2.9%
Dominion Resources Inc.	42	3,190
Exelon Corp.	95	5,739
PPL Corp.	70	2,300
Progress Energy Inc. (j)	20	926
		12,155
Total Common Stocks (cost $228,445)		265,350

WARRANTS - 0.0%
TECHNOLOGY - 0.0%
Lucent Technologies Inc.	1	-
Total Warrants (cost $0)		-

ASSET BACKED AND NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.8%
ASSET BACKED SECURITIES - 1.2%
Automobile Asset Backed Securities - 0.5%
AmeriCredit Automobile Receivables Trust, 3.10%, 11/06/09	242	240
BMW Vehicle Owner Trust, 3.52%, 10/25/10	1,000	984
Harley-Davidson Motorcycle Trust, 1.89%, 02/15/11	229	222
Harley-Davidson Motorcycle Trust, 2.00%, 11/15/11	156	150
Susquehanna Auto Lease Trust, 5.21%, 03/16/09 (e)	410	410
WFS Financial Owner Trust, 2.73%, 05/20/11	217	214
		2,220
Credit Card Asset Backed Securities - 0.7%
Bank One Issuance Trust, 4.77%, 02/16/16	500	480
Capital One Multi-Asset Execution Trust, 3.40%, 11/16/09	480	477
Capital One Multi-Asset Execution Trust, 4.50%, 06/15/11	500	494
Discover Card Master Trust I, 3.45%, 04/16/09	1,000	998
MBNA Master Credit Card Trust USA, 6.65%, 08/15/11 (e)	500	515
		2,964
NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.6%
Commercial and Residential Mortgage Backed Securities - 3.6%
Banc of America Commercial Mortgage Inc., 5.68%, 06/11/35	284	284
Banc of America Commercial Mortgage Inc., 5.12%, 07/11/43	750	745
Banc of America Commercial Mortgage Inc., 5.93%, 05/10/45	350	363
Banc of America Commercial Mortgage Inc., 5.35%, 09/10/47	1,200	1,192
Bank of America-First Union NB Commercial Mortgage, 5.45%, 04/11/37	500	505
Bear Stearns Alt-A Trust, 5.99%, 03/25/36	182	184
Bear Stearns Commercial Mortgage Securities, 5.63%, 03/11/39	415	421
Bear Stearns Commercial Mortgage Securities, 4.87%, 09/11/42	500	484
Centex Home Equity, 4.72%, 10/25/31	115	114
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.40%, 07/15/44	500	498
Commercial Mortgage Acceptance Corp., 7.89%, 06/15/31	500	532
Commercial Mortgage Pass Through Certificates, 5.96%, 06/10/20	350	363
Credit Suisse Mortgage Capital Certificates, 5.47%, 09/15/39 (m)	355	358
CS First Boston Mortgage Securities Corp., 6.13%, 04/15/37	500	520
CS First Boston Mortgage Securities Corp., 5.61%, 02/15/39	450	457
GE Capital Commercial Mortgage Corp., 6.03%, 08/11/33	633	640
Indymac Index Mortgage Loan Trust, 5.88%, 06/25/36	161	162
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42	700	679

JPMorgan Chase Commercial Mortgage Securities Corp., 5.48%, 12/12/44	500	504
JPMorgan Commercial Mortgage Finance Corp., 6.61%, 01/15/30	589	595
JPMorgan Commercial Mortgage Finance Corp., 6.51%, 10/15/35	846	862
LB-UBS Commercial Mortgage Trust, 4.95%, 09/15/30	500	487
Merrill Lynch Mortgage Trust, 5.05%, 07/12/38	500	490
Midland Realty Acceptance Corp., 7.64%, 01/25/29	202	202
Morgan Stanley Dean Witter Capital I, 5.98%, 01/15/39	560	579
PNC Mortgage Acceptance Corp., 6.36%, 03/12/34	1,000	1,044
Residential Accredit Loans Inc., 5.26%, 02/25/35	492	489
Wells Fargo Mortgage Backed Securities Trust, 4.55%, 03/25/35 (g)	411	404
Wells Fargo Mortgage Backed Securities Trust, 5.54%, 04/25/36 (g)	649	650
		14,807
Total Asset Backed and Non-U.S. Government Agency Mortgage-Backed Securities (cost $20,378)		19,991

CORPORATE BONDS AND NOTES - 5.7%
BASIC MATERIALS - 0.2%
Forest Products & Paper - 0.1%
Weyerhaeuser Co., 7.13%, 07/15/23	350	352

Mining - 0.1%
Corp Nacional del Cobre de Chile - CODELCO, 5.50%, 10/15/13 (e)	500	498

COMMUNICATIONS - 0.6%
Telecommunications - 0.4%
Deutsche Telekom International Finance BV, 8.25%, 06/15/30 (d)	275	336
Sprint Capital Corp., 6.13%, 11/15/08	125	127
Verizon Global Funding Corp., 6.13%, 06/15/07	500	502
Verizon Global Funding Corp., 7.75%, 12/01/30	500	573
		1,538
Wireless Telecommunications - 0.2%
AT&T Wireless Services Inc., 7.88%, 03/01/11	750	821

CONSUMER, CYCLICAL - 1.3%
Automobiles - 0.2%
DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08	500	495
DaimlerChrysler NA Holding Corp., 5.88%, 03/15/11	400	401
		896
Beverages - 0.2%
Diageo Capital Plc, 3.50%, 11/19/07	1,000	980

Lodging - 0.1%
Harrah’s Operating Co. Inc., 6.50%, 06/01/16	350	343

Media - 0.7%
Comcast Corp., 5.85%, 01/15/10	200	203
Comcast Corp., 5.65%, 06/15/35 (j)	600	544
COX Communications Inc., 5.45%, 12/15/14	500	483
News America Inc., 6.40%, 12/15/35	490	481
Viacom Inc., 6.88%, 04/30/36 (e)	670	662
Walt Disney Co., 5.38%, 06/01/07	400	400
		2,773
Retail - 0.1%
Target Corp., 5.38%, 06/15/09 (j)	500	505

FINANCIALS - 3.1%
Banks - 0.6%
Bank of America Corp., 7.40%, 01/15/11	750	813
HSBC Bank USA NA, 5.88%, 11/01/34	250	248
US Bank NA, 4.95%, 10/30/14	450	438
Wachovia Corp., 5.25%, 08/01/14	500	494
		1,993
Diversified Financial Services - 0.9%
Capital One Financial Corp., 5.70%, 09/15/11	400	402
CIT Group Inc., 7.38%, 04/02/07	500	505
Citigroup Inc., 3.50%, 02/01/08	250	245
Citigroup Inc., 6.00%, 02/21/12 (j)	500	519
Credit Suisse USA Inc., 4.88%, 01/15/15	345	332
General Electric Capital Corp., 5.88%, 02/15/12 (j)	1,000	1,032
HSBC Finance Corp., 6.38%, 11/27/12	500	525
John Deere Capital Corp., 4.88%, 10/15/10	380	375
		3,935
Insurance - 1.3%
Ace Capital Trust II, 9.70%, 04/01/30	525	700
AMBAC Financial Group Inc., 5.95%, 12/05/35 (j)	495	492
ASIF Global Financing, 4.90%, 01/17/13 (e)	500	488
AXA SA, 8.60%, 12/15/30	425	543
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	670	650
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	210
Hartford Life Inc., 7.38%, 03/01/31	700	841
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (e)	475	536
Metlife Inc., 6.50%, 12/15/32	350	377
Prudential Financial Inc., 5.50%, 03/15/16	425	425
Willis North America Inc., 5.63%, 07/15/15	105	101
		5,363
Real Estate - 0.2%
Kimco Realty Corp., 5.78%, 03/15/16	345	348

Simon Property Group LP, 6.10%, 05/01/16	665	686
		1,034
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp., 5.38%, 10/15/12	350	346

HEALTH CARE - 0.1%
Healthcare Providers & Services - 0.1%
WellPoint Inc., 5.00%, 01/15/11	400	395

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Raytheon Co., 6.75%, 08/15/07	146	148

Electronics - 0.2%
Embarq Corp., 7.08%, 06/01/16	150	153
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (e)	675	685
		838
TECHNOLOGY - 0.1%
Computers - 0.1%
Hewlett-Packard Co., 5.50%, 07/01/07	500	500

UTILITIES - 0.1%
Electric - 0.1%
MidAmerican Energy Holdings Co., 6.13%, 04/01/36 (e)	350	354
Total Corporate Bonds and Notes (cost $23,824)		23,612

GOVERNMENT AND AGENCY OBLIGATIONS - 22.1%
GOVERNMENT SECURITIES - 9.0%
Municipals - 0.8%
Oregon School Boards Association, 4.76%, 06/30/28	420	385
State of Illinois, 5.10%, 06/01/33	375	359
Tennessee Valley Authority, 4.38%, 06/15/15	2,400	2,300
		3,044
Sovereign - 0.2%
Financing Corp. Fico, 4.49%, 12/06/13 (i)	275	194
Financing Corp. Fico, 4.49%, 12/27/13 (i)	220	155
Telecom Italia Capital SA, 5.25%, 10/01/15	675	625
		974
Treasury Inflation Index Securities - 1.7%
U.S. Treasury Inflation Indexed Bond, 2.00%, 01/15/16 (j)	3,500	3,506
U.S. Treasury Inflation Indexed Bond, 2.38%, 01/15/25 (f)	3,250	3,565
		7,071
U.S. Treasury Securities - 6.3%

Resolution Funding Corp. - Strip, 3.88%, 04/15/14 (i)	2,550	1,792
U.S. Treasury Bond, 6.25%, 08/15/23 (j)	1,775	2,061
U.S. Treasury Note, 2.63%, 03/15/09 (j)	3,775	3,601
U.S. Treasury Note, 3.50%, 12/15/09 (j)	6,900	6,675
U.S. Treasury Note, 3.50%, 02/15/10 (j)	3,250	3,138
U.S. Treasury Note, 4.38%, 12/15/10 (j)	1,125	1,116
U.S. Treasury Note, 4.88%, 04/30/11 (j)	7,700	7,786
		26,169
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 13.1%
Federal Home Loan Mortgage Corp. - 4.5%
Federal Home Loan Mortgage Corp., 5.50%, 10/01/16 (f)	352	353
Federal Home Loan Mortgage Corp., 6.00%, 04/01/17 (f)	245	249
Federal Home Loan Mortgage Corp., 5.00%, 10/01/17	272	268
Federal Home Loan Mortgage Corp., 6.50%, 11/01/17 (f)	102	105
Federal Home Loan Mortgage Corp., 5.00%, 01/01/18 (f)	97	95
Federal Home Loan Mortgage Corp., 5.50%, 01/01/18 (f)	1	1
Federal Home Loan Mortgage Corp., 5.00%, 04/01/18	149	146
Federal Home Loan Mortgage Corp., 4.50%, 05/01/18 (f)	177	171
Federal Home Loan Mortgage Corp., 5.00%, 05/01/18 (f)	273	269
Federal Home Loan Mortgage Corp., 4.50%, 09/01/18 (f)	195	188
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18 (f)	278	268
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18 (f)	136	131
Federal Home Loan Mortgage Corp., 5.50%, 11/01/18	169	169
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19 (f)	1,263	1,220
Federal Home Loan Mortgage Corp., 5.50%, 08/01/19 (f)	482	482
Federal Home Loan Mortgage Corp., 5.50%, 01/01/19 (f)	485	486
Federal Home Loan Mortgage Corp., 7.00%, 11/01/30 (f)	200	206
Federal Home Loan Mortgage Corp., 7.00%, 02/01/31 (f)	63	65
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31 (f)	61	62
Federal Home Loan Mortgage Corp., 7.00%, 10/01/32 (f)	188	194
Federal Home Loan Mortgage Corp., 4.50%, 06/01/33 (f)	197	185
Federal Home Loan Mortgage Corp., 5.50%, 06/01/33 (f)	228	225
Federal Home Loan Mortgage Corp., 6.50%, 09/01/33 (f)	99	101
Federal Home Loan Mortgage Corp., 6.00%, 10/15/33, TBA (c)	5,800	5,829
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35 (f)	181	174
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35 (f)	181	174
Federal Home Loan Mortgage Corp., 5.00%, 10/01/35 (f)	2,391	2,301
Federal Home Loan Mortgage Corp., 6.50%, 10/01/35, TBA (c)	2,616	2,664
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35 (f)	699	672
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35 (f)	593	571
Federal Home Loan Mortgage Corp., 5.00%, 01/01/36 (f)	269	259
		18,283
Federal National Mortgage Association - 6.6%

Federal National Mortgage Association, 5.00%, 11/01/17	125	123
Federal National Mortgage Association, 6.00%, 01/01/18	49	50
Federal National Mortgage Association, 5.00%, 02/01/18	549	541
Federal National Mortgage Association, 5.00%, 12/01/18	830	818
Federal National Mortgage Association, 5.00%, 02/01/21 (f)	49	48
Federal National Mortgage Association, 5.00%, 03/01/21 (f)	865	850
Federal National Mortgage Association, 5.00%, 03/01/21 (f)	402	395
Federal National Mortgage Association, 5.00%, 04/01/21 (f)	1,566	1,539
Federal National Mortgage Association, 6.50%, 08/01/28	36	37
Federal National Mortgage Association, 6.50%, 11/01/28	74	76
Federal National Mortgage Association, 6.50%, 12/01/28	46	48
Federal National Mortgage Association, 6.00%, 03/01/29	314	317
Federal National Mortgage Association, 7.50%, 09/01/29	69	72
Federal National Mortgage Association, 5.00%, 09/01/33	862	831
Federal National Mortgage Association, 7.00%, 10/01/33	442	455
Federal National Mortgage Association, 4.50%, 11/01/33	225	210
Federal National Mortgage Association, 5.50%, 11/01/33	1,569	1,550
Federal National Mortgage Association, 4.50%, 12/01/33	408	382
Federal National Mortgage Association, 5.50%, 12/01/33	813	803
Federal National Mortgage Association, 5.50%, 12/01/33	496	490
Federal National Mortgage Association, 5.50%, 12/01/33 (f)	649	642
Federal National Mortgage Association, 5.00%, 03/01/34	503	496
Federal National Mortgage Association, 5.50%, 04/01/34	1,413	1,395
Federal National Mortgage Association, 5.50%, 05/01/34	175	173
Federal National Mortgage Association, 5.50%, 02/01/35	193	190
Federal National Mortgage Association, 5.00%, 04/01/35 (f)	397	381
Federal National Mortgage Association, 5.00%, 06/01/35	379	365
Federal National Mortgage Association, 5.00%, 06/01/35 (f)	925	889
Federal National Mortgage Association, 5.00%, 07/01/35 (f)	420	404
Federal National Mortgage Association, 5.50%, 07/01/35	765	755
Federal National Mortgage Association, 5.00%, 08/01/35 (f)	401	386
Federal National Mortgage Association, 5.00%, 08/01/35	473	455
Federal National Mortgage Association, 5.00%, 08/01/35	574	552
Federal National Mortgage Association, 4.50%, 09/01/35 (f)	965	900
Federal National Mortgage Association, 4.50%, 09/01/35 (f)	475	443
Federal National Mortgage Association, 5.00%, 09/01/35 (f)	373	359
Federal National Mortgage Association, 5.00%, 10/01/35 (f)	367	353
Federal National Mortgage Association, 5.50%, 10/01/35	881	869
Federal National Mortgage Association, 5.50%, 10/01/35	454	447
Federal National Mortgage Association, 5.00%, 04/01/36	368	354
Federal National Mortgage Association, 5.00%, 10/01/36	307	295
Federal National Mortgage Association, 6.00%, 10/01/36, TBA (c)	400	402
Federal National Mortgage Association, 6.50%, 10/01/36, TBA (c)	6,270	6,384
		27,524
Government National Mortgage Association - 2.0%
Government National Mortgage Association, 6.50%, 04/15/26	78	80
Government National Mortgage Association, 5.50%, 11/15/32	248	246
Government National Mortgage Association, 7.00%, 01/15/33	75	77
Government National Mortgage Association, 6.00%, 02/15/33	239	242
Government National Mortgage Association, 6.00%, 03/15/33	73	74
Government National Mortgage Association, 5.50%, 05/15/33	192	191
Government National Mortgage Association, 7.00%, 05/15/33	36	38
Government National Mortgage Association, 5.50%, 05/20/33	268	266
Government National Mortgage Association, 5.00%, 06/20/33	135	131
Government National Mortgage Association, 5.50%, 07/15/33	76	75
Government National Mortgage Association, 5.00%, 10/15/33	311	303
Government National Mortgage Association, 6.00%, 10/20/33	277	281
Government National Mortgage Association, 6.00%, 04/15/34	121	122
Government National Mortgage Association, 6.00%, 01/15/35	81	82
Government National Mortgage Association, 7.50%, 09/16/35	41	43
Government National Mortgage Association, 5.50%, 10/01/35, TBA (c)	1,400	1,390
Government National Mortgage Association, 5.00%, 12/15/35	608	590
Government National Mortgage Association, 5.50%, 01/15/36	264	262
Government National Mortgage Association, 5.00%, 03/15/36	266	259
Government National Mortgage Association, 5.00%, 03/15/36	391	381
Government National Mortgage Association, 5.50%, 03/15/36	626	622
Government National Mortgage Association, 5.50%, 03/15/36	100	99
Government National Mortgage Association, 5.00%, 04/15/36	341	332
Government National Mortgage Association, 5.00%, 05/15/36	509	496
Government National Mortgage Association, 5.50%, 05/15/36	815	809
Government National Mortgage Association, 5.50%, 05/15/36	691	686
Government National Mortgage Association, 5.50%, 07/15/36	133	132
Government National Mortgage Association, 5.50%, 08/15/36	175	174
		8,483
Total Government and Agency Obligations (cost $91,945)		91,548

SHORT TERM INVESTMENTS - 18.1%
Money Market Fund - 8.0%
JNL Money Market Fund, 5.07% (a) (l)	33,211	33,211

Securities Lending Collateral - 10.1%
Mellon GSL Delaware Business Trust Collateral Fund	41,952	41,952
Total Short Term Investments (cost $75,163)		75,163

Total Investments - 114.7% (cost $439,755)		475,664
Other Assets and Liabilities, Net - (14.7%)		-60,818
Total Net Assets - 100%		$414,846

JNL/Select Global Growth Fund
COMMON STOCKS - 99.7%
BASIC MATERIALS - 5.3%
Chemicals - 2.1%
JSR Corp.	36	781
Monsanto Co.	53	2,492
		3,273
Mining - 3.2%
BHP Billiton Plc	113	1,944
Cameco Corp.	46	1,697
Cia Vale do Rio Doce - ADR (j)	59	1,274
		4,915
COMMUNICATIONS - 13.4%
E - Commerce - 1.1%
Rakuten Inc. (j)	4	1,656

Internet - 2.7%
Google Inc. - Class A (b)	11	4,260

Telecommunications - 2.9%
Cisco Systems Inc. (b)	117	2,684
Corning Inc. (b)	74	1,806
		4,490
Wireless Telecommunications - 6.7%
America Movil SA de CV - Class L - ADR	76	3,000
American Tower Corp. (b)	104	3,792
Motorola Inc.	146	3,638
		10,430
CONSUMER, CYCLICAL - 20.6%
Airlines - 0.8%
Ryanair Holdings Plc - ADR (b) (j)	19	1,209

Beverages - 0.8%
Fomento Economico Mexicano SA de CV - ADR	13	1,231

Entertainment - 5.0%
EMI Group Plc	814	4,056
OPAP SA	46	1,552
Warner Music Group Corp.	86	2,227
		7,835
Lodging - 4.2%
Harrah's Entertainment Inc.	27	1,820
Las Vegas Sands Corp. (b) (j)	69	4,737
		6,557
Media - 2.1%

Comcast Corp. - Class A (b) (j)	88	3,228

Retail - 5.9%
Best Buy Co. Inc.	49	2,638
Carphone Warehouse Group Plc (j)	760	4,371
PPR SA (j)	15	2,239
		9,248
Toys & Hobbies - 1.8%
Nintendo Co. Ltd.	13	2,761

CONSUMER, NON-CYCLICAL - 3.4%
Food - 1.9%
Nestle SA	2	778
Tesco Plc	328	2,214
		2,992
Household Products - 1.5%
Reckitt Benckiser Plc	56	2,337

ENERGY - 5.1%
Oil & Gas - 5.1%
Noble Corp.	25	1,611
Schlumberger Ltd.	41	2,512
Suncor Energy Inc.	31	2,217
XTO Energy Inc.	39	1,630
		7,970
FINANCIALS - 17.7%
Banks - 5.4%
BNP Paribas	14	1,538
Erste Bank der Oesterreichischen Sparkassen AG	28	1,761
KBC Groep NV	12	1,262
Shinsei Bank Ltd.	286	1,743
Standard Chartered Plc	88	2,254
		8,558
Diversified Financial Services - 10.7%
Deutsche Boerse AG	8	1,203
E*Trade Financial Corp. (b)	75	1,804
Euronext NV	14	1,356
Goldman Sachs Group Inc.	16	2,774
Man Group Plc	283	2,378
ORIX Corp.	8	2,211
SLM Corp.	27	1,383
UBS AG	59	3,535
		16,644

Real Estate - 1.6%
Sumitomo Realty & Development Co. Ltd.	84	2,468

HEALTH CARE - 12.3%
Biotechnology - 2.3%
Amgen Inc. (b)	28	2,003
Clegene Corp. (b)	38	1,624
		3,627
Pharmaceuticals - 10.0%
AstraZeneca Plc	49	3,089
Eisai Co. Ltd. (j)	55	2,639
Elan Corp. Plc - ADR (b) (j)	94	1,443
Roche Holding AG	7	1,163
Sanofi-Aventis (j)	16	1,428
Schering-Plough Corp.	149	3,298
Wyeth	51	2,588
		15,648
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.7%
Boeing Co.	34	2,657

Electronics - 1.3%
Hon Hai Precision Industry Co. Ltd.	324	1,973

Engineering & Construction - 0.4%
Fluor Corp.	8	630

Manufacturing - 1.3%
Danaher Corp. (j)	29	1,991

Metal Fabrication & Hardware - 1.4%
Vallourec SA (j)	9	2,205

TECHNOLOGY - 14.3%
Computers - 5.8%
Hewlett-Packard Co.	51	1,868
High Tech Computer Corp.	27	715
Network Appliance Inc. (b)	81	3,013
Research In Motion Ltd. (b)	9	903
SanDisk Corp. (b)	48	2,554
		9,053
Semiconductors - 5.0%
ASML Holding NV (b)	77	1,800

Intel Corp.	49	1,002
Samsung Electronics Co. Ltd.	5	3,168
Tokyo Electron Ltd.	24	1,796
		7,766
Software - 3.5%
Adobe Systems Inc. (b)	84	3,134
Oracle Corp. (b)	131	2,326
		5,460
UTILITIES - 1.5%
Electric - 1.5%
Sharp Corp.	137	2,349
Total Common Stocks (cost $137,725)		155,421

SHORT TERM INVESTMENTS - 14.5%
Money Market Fund - 0.8%
JNL Money Market Fund, 5.07% (a) (l)	1,267	1,267

Securities Lending Collateral - 13.7%
Mellon GSL Delaware Business Trust Collateral Fund	21,340	21,340
Total Short Term Investments (cost $22,607)		22,607

Total Investments - 114.2% (cost $160,332)		178,028
Other Assets and Liabilities, Net - (14.2%)		-22,138
Total Net Assets - 100%		$155,890

JNL/Select Large Cap Growth Fund
COMMON STOCKS - 99.4%
BASIC MATERIALS - 3.1%
Chemicals - 0.7%
Monsanto Co.	27	$1,276

Mining - 2.4%
Cameco Corp.	97	3,556
Cia Vale do Rio Doce - ADR	41	877
		4,433
COMMUNICATIONS - 11.8%
E - Commerce - 0.2%
eBay Inc. (b)	16	440

Internet - 2.8%
Google Inc. - Class A (b)	13	5,152

Telecommunications - 3.2%

Cisco Systems Inc. (b)	259	5,967

Wireless Telecommunications - 5.6%
America Movil SA de CV - Class L - ADR	52	2,031
American Tower Corp. (b)	88	3,203
Motorola Inc.	143	3,587
Qualcomm Inc.	43	1,565
		10,386
CONSUMER, CYCLICAL - 5.3%
Beverages - 1.0%
PepsiCo Inc.	29	1,889

Entertainment - 0.1%
International Game Technology	5	194

Lodging - 1.2%
Starwood Hotels & Resorts Worldwide Inc.	37	2,136

Media - 2.7%
Viacom Inc. (b)	26	953
Walt Disney Co.	110	3,409
XM Satellite Radio Holdings Inc. - Class A (b)	55	706
		5,068
Retail - 0.3%
Wal-Mart Stores Inc.	10	493

CONSUMER, NON-CYCLICAL - 6.0%
Commercial Services - 4.9%
Corporate Executive Board Co.	7	660
Equifax Inc.	55	2,014
Manpower Inc.	17	1,066
Monster Worldwide Inc. (b)	48	1,731
Moody's Corp.	50	3,270
Western Union Co. (b)	11	218
		8,959
Food - 1.1%
Whole Foods Market Inc. (j)	34	2,021

ENERGY - 1.3%
Oil & Gas - 1.3%
Halliburton Co.	85	2,404

FINANCIALS - 15.0%

Banks - 3.2%
Commerce Bancorp. Inc. (j)	110	4,031
State Street Corp.	29	1,820
		5,851
Diversified Financial Services - 11.8%
Chicago Mercantile Exchange Holdings Inc.	12	5,853
Franklin Resources Inc.	61	6,447
Nasdaq Stock Market Inc. (b)	101	3,051
UBS AG	109	6,468
		21,819
HEALTH CARE - 22.0%
Biotechnology - 2.4%
Amgen Inc. (b)	28	2,010
Genzyme Corp. (b)	21	1,394
Vertex Pharmaceuticals Inc. (b) (j)	28	945
		4,349
Healthcare Providers & Services - 8.1%
Medtronic Inc.	175	8,129
UnitedHealth Group Inc.	139	6,846
		14,975
Pharmaceuticals - 11.5%
Abbott Laboratories	3	141
AstraZeneca Plc - ADR	117	7,328
Elan Corp. Plc - ADR (b) (j)	73	1,124
Gilead Sciences Inc. (b)	32	2,195
Sanofi-Aventis - ADR	106	4,711
Schering-Plough Corp.	257	5,676
		21,175
INDUSTRIALS - 14.8%
Aerospace & Defense - 6.3%
Boeing Co.	86	6,796
General Dynamics Corp.	66	4,758
		11,554
Engineering & Construction - 2.2%
Fluor Corp. (j)	54	4,150

Manufacturing - 4.0%
Danaher Corp. (j)	55	3,744
General Electric Corp.	104	3,662
		7,406
Transportation - 2.3%
United Parcel Service Inc. - Class B	58	4,205

TECHNOLOGY - 18.3%
Computers - 8.4%
Apple Computer Inc. (b)	34	2,582
Hewlett-Packard Co.	55	2,011
Network Appliance Inc. (b)	228	8,436
SanDisk Corp. (b)	45	2,406
		15,435
Semiconductors - 3.1%
Linear Technology Corp.	86	2,662
Marvell Tech Group Ltd. (b)	154	2,983
		5,645
Software - 6.8%
Adobe Systems Inc. (b)	140	5,257
Autodesk Inc. (b)	128	4,459
Oracle Corp. (b)	162	2,873
		12,589
UTILITIES - 1.8%
Electric - 1.8%
TXU Corp.	52	3,250
Total Common Stocks (cost $172,299)		183,221

SHORT TERM INVESTMENTS - 7.1%
Money Market Fund - 0.2%
JNL Money Market Fund, 5.07% (a) (l)	438	438

Securities Lending Collateral - 6.9%
Mellon GSL Delaware Business Trust Collateral Fund	12,786	12,786
Total Short Term Investments (cost $13,224)		13,224

Total Investments - 106.5% (cost $185,523)		196,445
Other Assets and Liabilities, Net - (6.5%)		-11,983
Total Net Assets - 100%		$184,462

JNL/Select Money Market Fund
ASSET BACKED AND NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.1%
NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.1%
Commercial and Residential Mortgage Backed Securities - 4.1%
Holmes Financing Plc, 5.05%, 12/15/06 (g)	$2,700	$2,700
Holmes Financing Plc, 5.30%, 07/15/07 (e) (g)	925	925
Interstar Millenium Trust, 5.31%, 07/27/07 (e) (g)	1,705	1,705
Mound Financing Plc, 5.03%, 11/08/06 (e) (g)	2,769	2,769
Mound Financing Plc, 5.30%, 05/08/07 (e) (g)	1,030	1,030
Permanent Financing Plc, 5.05%, 03/10/07 (e) (g)	2,170	2,170

Total Asset Backed and Non-U.S. Government Agency Mortgage-Backed Securities (cost $11,299)		11,299

CERTIFICATES OF DEPOSIT - 20.0%
ANZ Delaware Inc., 4.81%, 01/29/07	4,600	4,600
Bank of America, 5.21%, 04/19/07	2,000	2,000
Barclays Bank, 5.51%, 06/18/07	3,500	3,500
BNP Paribas, 5.33%, 04/30/07	1,350	1,350
Credit Suisse First Boston, 4.54%, 10/17/06	3,500	3,500
Credit Suisse First Boston, 4.79%, 01/24/07	3,600	3,600
Deutsche Bank, 4.94%, 02/06/07	4,000	4,000
HBOS Plc, 4.81%, 12/07/06	3,500	3,500
HBOS Plc, 4.85%, 01/30/07	3,400	3,400
Royal Bank of Scotland, 4.82%, 01/18/07	3,000	3,000
Suntrust Bank, 5.27%, 12/28/06	6,000	6,000
Svenska Handels NY, 4.81%, 12/27/06	4,000	4,000
Wells Fargo Bank, 5.09%, 03/29/07	5,500	5,500
Wilmington Trust, 5.19%, 10/13/06	2,000	2,000
Wilmington Trust, 5.43%, 02/20/07	5,000	5,000
Total Certificates of Deposit (cost $54,950)		54,950

COMMERCIAL PAPER - 1.5%
Bank of America NA Bank Note, 5.36%, 02/23/07 (g)	4,000	4,000
Total Commercial Paper (cost $4,000)		4,000

CORPORATE BONDS AND NOTES - 57.9%
Banks - 8.2%
Abbey National, 5.42%, 02/08/07	6,000	6,000
Branch Banking, 5.27%, 10/25/06	6,000	6,000
Fortis Bank NY, 5.69%, 07/23/07	2,750	2,750
Regions Bank, 5.29%, 10/11/06	5,000	5,000
Societe Generale NY, 5.67%, 07/23/07	2,750	2,750
		22,500
Diversified Financial Services - 46.3%
Bank of Ireland, 5.26%, 10/23/06	6,000	5,980
Cargill Inc., 5.24%, 10/23/06	5,000	4,983
Clipper Receivables, 5.26%, 10/18/06	5,000	4,988
CRC Funding LLC, 5.26%, 10/06/06	5,000	4,996
Fairway Finance, 5.25%, 11/09/06	4,500	4,475
Falcon Asset, 5.26%, 10/11/06	5,000	4,993
Galaxy Funding, 5.26%, 12/18/06	4,000	3,954
General Electric Captial Corp., 5.24%, 11/06/06	6,000	5,969
Greyhawk Funding, 5.27%, 11/08/06	4,500	4,475
International Lease Finance, 5.27%, 10/06/06	5,000	4,996

Jupiter Securities, 5.26%, 10/03/06	5,000	4,999
Metlife Inc., 5.40%, 12/05/06	4,500	4,457
Mont Blanc Capital Corp., 5.25%, 10/10/06	5,000	4,993
Morgan Stanley, 5.25%, 10/20/06	5,000	4,986
National Rural, 5.25%, 10/25/06	7,000	6,976
Old Line Funding LLC, 5.26%, 10/12/06	5,000	4,992
Park Avenue, 5.26%, 10/12/06	4,500	4,493
Preferred Receivables Funding, 5.26%, 10/10/06	3,000	2,996
Prudential Funding, 5.25%, 10/20/06	5,000	4,986
Thunder Bay Fund, 5.29%, 10/05/06	4,500	4,497
Total Capital SA, 5.24%, 10/12/06	7,000	6,989
UBS Finance LLC, 5.25%, 10/12/06	7,000	6,989
Variable Funding, 5.25%, 10/19/06	5,000	4,987
Windmill Funding Corp., 5.27%, 10/03/06	5,000	4,999
Yorktwon Capital, 5.26%, 10/23/06	5,000	4,984
		127,132
Insurance - 2.3%
Metlife Inc., 2.82%, 05/01/07	3,200	3,200
Monumental Life Funding Agreement, 5.59%, 01/05/07	3,000	3,000
		6,200
Savings & Loans - 1.1%
AmSouth Bank NA, 5.54%, 06/27/07 (g)	3,000	3,002
Total Corporate Bonds and Notes (cost $158,834)		158,834

MONEY MARKET FUNDS - 0.0%
Money Market Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.22% (a)	37	37
Total Money Market Funds (cost $37)		37

REPURCHASE AGREEMENT - 15.6%
Repurchase Agreement with Bank of America Securities, 5.37% (Collateralized by $26,211 Federal Home Loan Mortgage Corp, 5.50%,
due 09/01/21, market value $26,203 and $27,105 Federal National Mortgage Association, 5.50%, due 07/01/34, market value $17,470)
acquired on 09/29/06, due 10/02/06 at $43,019	43,000	43,000
Total Repurchase Agreements (cost $43,000)		43,000

Total Investments - 99.1% (cost $272,120)		272,120
Other Assets and Liabilities, Net - 0.9%		2,503
Total Net Assets - 100%		$274,623

JNL/Select Value Fund
COMMON STOCKS - 97.2%
BASIC MATERIALS - 4.0%
Chemicals - 2.4%

Dow Chemical Co.	111	$4,327
EI Du Pont de Nemours & Co.	140	5,976
		10,303
Mining - 1.6%
Alcoa Inc.	139	3,903
Cameco Corp.	84	3,087
		6,990
COMMUNICATIONS - 8.1%
Telecommunications - 7.0%
AT&T Inc.	374	12,175
BellSouth Corp.	153	6,541
Cisco Systems Inc. (b)	187	4,296
Sprint Nextel Corp.	159	2,734
Verizon Communications Inc.	119	4,404
		30,150
Wireless Telecommunications - 1.1%
Motorola Inc.	192	4,800

CONSUMER, CYCLICAL - 12.4%
Airlines - 1.4%
AMR Corp. (b) (j)	140	3,247
Southwest Airlines Co.	192	3,201
		6,448
Beverages - 1.9%
PepsiCo Inc.	123	8,034

Home Builders - 0.3%
DR Horton Inc.	56	1,348

Media - 2.6%
Comcast Corp. - Class A (b) (j)	189	6,950
Time Warner Inc.	236	4,299
		11,249
Office & Business Equipment - 0.9%
Pitney Bowes Inc.	86	3,803

Retail - 5.3%
CVS Corp.	444	14,245
Federated Department Stores Inc.	110	4,749
McDonald's Corp.	103	4,010
		23,004
CONSUMER, NON-CYCLICAL - 6.0%
Food - 3.8%

Campbell Soup Co. (j)	95	3,460
Kellogg Co.	131	6,497
Safeway Inc.	213	6,474
		16,431
Household Products - 0.9%
Kimberly-Clark Corp.	59	3,830

Tobacco - 1.3%
Altria Group Inc.	73	5,603

ENERGY - 9.2%
Oil & Gas - 9.2%
ConocoPhillips	54	3,214
Exxon Mobil Corp.	248	16,621
GlobalSantaFe Corp.	93	4,669
National Oilwell Varco Inc. (b)	62	3,648
Occidental Petroleum Corp.	224	10,777
XTO Energy Inc.	19	817
		39,746
FINANCIALS - 26.9%
Banks - 8.7%
Bank of America Corp.	308	16,489
Bank of New York Co. Inc.	124	4,372
PNC Financial Services Group Inc.	50	3,629
SunTrust Banks Inc.	44	3,408
US Bancorp.	114	3,790
Wells Fargo & Co.	162	5,876
		37,564
Diversified Financial Services - 8.3%
Citigroup Inc.	276	13,724
Goldman Sachs Group Inc.	52	8,814
JPMorgan Chase & Co.	138	6,462
Merrill Lynch & Co. Inc.	25	1,916
UBS AG	87	5,148
		36,064
Insurance - 5.3%
ACE Ltd.	109	5,938
Allstate Corp.	70	4,360
American International Group Inc.	97	6,407
Chubb Corp.	121	6,282
		22,987
Real Estate Investment Trusts - 1.5%
Host Hotels & Resorts Inc.	275	6,312

Savings & Loans - 3.1%
Golden West Financial Corp.	155	11,951
Washington Mutual Inc. (j)	35	1,534
		13,485
HEALTH CARE - 9.5%
Healthcare Providers & Services - 5.0%
Aetna Inc.	104	4,102
Baxter International Inc.	139	6,323
Beckman Coulter Inc.	67	3,839
Boston Scientific Corp. (b)	229	3,385
WellPoint Inc. (b)	53	4,114
		21,763
Pharmaceuticals - 4.5%
Abbott Laboratories	86	4,191
Bristol-Myers Squibb Co.	74	1,844
Pfizer Inc.	178	5,034
Wyeth	164	8,358
		19,427
INDUSTRIALS - 11.6%
Aerospace & Defense - 4.6%
General Dynamics Corp.	143	10,277
Goodrich Corp.	90	3,655
Lockheed Martin Corp.	65	5,577
		19,509
Building Materials - 1.0%
American Standard Cos. Inc. (j)	102	4,298

Diversified Machinery - 1.1%
Deere & Co.	58	4,875

Machinery - 1.5%
Caterpillar Inc.	100	6,567

Manufacturing - 1.7%
General Electric Corp.	213	7,501

Metal Fabrication & Hardware - 0.7%
Precision Castparts Corp.	47	2,987

Transportation - 1.0%
United Parcel Service Inc. - Class B	61	4,352

TECHNOLOGY - 4.2%
Computers - 3.4%
EMC Corp. (b)	518	6,201
Hewlett-Packard Co.	118	4,344
Sun Microsystems Inc. (b)	835	4,150
		14,695
Semiconductors - 0.8%
Applied Materials Inc. (j)	206	3,658

UTILITIES - 5.3%
Electric - 5.3%
Dominion Resources Inc.	67	5,116
Entergy Corp.	23	1,807
Exelon Corp.	96	5,812
FPL Group Inc. (j)	75	3,366
SCANA Corp.	84	3,363
TXU Corp.	53	3,314
		22,778
Total Common Stocks (cost $372,382)		420,561

SHORT TERM INVESTMENTS - 7.4%
Money Market Fund - 2.6%
JNL Money Market Fund, 5.07% (a) (l)	11,437	11,437

Securities Lending Collateral - 4.8%
Mellon GSL Delaware Business Trust Collateral Fund	20,797	20,797
Total Short Term Investments (cost $32,234)		32,234

Total Investments - 104.6% (cost $404,616)		452,795
Other Assets and Liabilities, Net - (4.6%)		-19,924
Total Net Assets - 100%		$432,871

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 98.3%
BASIC MATERIALS - 1.4%
Chemicals - 0.6%
Monsanto Co.	88	$4,146

Mining - 0.8%
BHP Billiton Ltd.	313	5,971

COMMUNICATIONS - 11.5%
E - Commerce - 0.8%

Amazon.Com Inc. (b) (j)	125	4,018
eBay Inc. (b)	88	2,487
		6,505
Internet - 3.1%
Google Inc. - Class A (b)	24	9,806
Liberty Media Holding Corp. - Interactive (b)	211	4,305
Yahoo! Inc. (b)	334	8,444
		22,555
Telecommunications - 4.5%
Amdocs Ltd. (b) (j)	147	5,821
Bharti Airtel Ltd. (b)	452	4,618
Cisco Systems Inc. (b)	354	8,151
Corning Inc. (b)	158	3,845
Juniper Networks Inc. (b) (j)	342	5,917
TELUS Corp.	74	4,159
		32,511
Wireless Telecommunications - 3.1%
America Movil SA de CV - Class L - ADR	196	7,705
Crown Castle International Corp. (b)	224	7,876
Nokia Oyj	45	888
Qualcomm Inc.	39	1,414
Telefonaktiebolaget LM Ericsson - Class B	1,272	4,409
		22,292
CONSUMER, CYCLICAL - 16.8%
Airlines - 0.8%
Southwest Airlines Co.	303	5,053

Apparel - 0.5%
Nike Inc. - Class B	45	3,917

Beverages - 1.2%
InBev NV	33	1,817
PepsiCo Inc.	103	6,748
		8,565
Distribution & Wholesale - 0.1%
Fastenal Co.	16	602

Entertainment - 0.6%
International Game Technology	97	4,042

Home Builders - 0.7%
Lennar Corp. (j)	112	5,068

Home Furnishings - 0.8%
Harman International Industries Inc. (j)	70	5,866

Leisure Time - 0.5%
Carnival Corp. (j)	80	3,772

Lodging - 1.0%
MGM Mirage (b) (j)	86	3,381
Wynn Resorts Ltd. (b) (j)	62	4,196
		7,577
Media - 3.3%
EchoStar Communications Corp. (b) (j)	80	2,607
Grupo Televisa SA - ADR	199	4,222
Liberty Media Holding Corp. - Capital (b)	66	5,481
Rogers Communications Inc.	120	6,595
Viacom Inc. (b)	143	5,302
		24,207
Retail - 7.3%
Best Buy Co. Inc. (j)	45	2,433
Home Depot Inc.	183	6,628
Kohl's Corp. (b)	183	11,861
PetSmart Inc.	168	4,648
Target Corp.	133	7,343
Walgreen Co.	108	4,781
Wal-Mart de Mexico SA de CV - ADR	52	1,778
Wal-Mart Stores Inc.	274	13,514
		52,986
CONSUMER, NON-CYCLICAL - 3.9%
Commercial Services - 1.7%
Accenture Ltd.	386	12,246

Cosmetics & Personal Care - 1.1%
Procter & Gamble Co.	130	8,031

Food - 0.6%
Sysco Corp.	81	2,703
Whole Foods Market Inc.	33	1,943
		4,646
Household Products - 0.5%
Reckitt Benckiser Plc	85	3,511

ENERGY - 6.1%
Oil & Gas - 6.1%

Baker Hughes Inc.	108	7,352
EOG Resources Inc. (j)	49	3,200
Exxon Mobil Corp.	115	7,690
Murphy Oil Corp. (j)	85	4,051
Schlumberger Ltd.	221	13,678
Total SA (j)	131	8,610
		44,581
FINANCIALS - 20.4%
Banks - 4.1%
Anglo Irish Bank Corp. Plc	336	5,514
Erste Bank der Oesterreichischen Sparkassen AG	89	5,529
Northern Trust Corp.	89	5,206
State Street Corp.	137	8,568
UniCredito Italiano SpA	593	4,918
		29,735
Diversified Financial Services - 12.9%
American Express Co.	221	12,372
Charles Schwab Corp.	299	5,351
Citigroup Inc.	241	11,988
Countrywide Financial Corp.	117	4,110
E*Trade Financial Corp. (b)	241	5,762
Franklin Resources Inc.	47	4,928
Goldman Sachs Group Inc.	33	5,650
Legg Mason Inc.	61	6,142
Morgan Stanley	89	6,496
SLM Corp.	231	11,981
TD Ameritrade Holding Corp.	155	2,924
UBS AG	264	15,810
		93,514
Insurance - 3.2%
American International Group Inc.	178	11,794
Hartford Financial Services Group Inc.	59	5,075
Prudential Financial Inc.	87	6,611
		23,480
Savings & Loans - 0.2%
Housing Development Finance Corp.	47	1,556

HEALTH CARE - 17.8%
Biotechnology - 2.9%
Amgen Inc. (b)	152	10,866
Clegene Corp. (b)	86	3,706
Genentech Inc. (b)	86	7,071
		21,643

Healthcare Providers & Services - 8.4%
Aetna Inc.	107	4,211
Humana Inc. (b)	82	5,433
Johnson & Johnson	23	1,468
Medtronic Inc.	174	8,067
Quest Diagnostics Inc. (j)	66	4,037
St. Jude Medical Inc. (b)	71	2,509
Stryker Corp.	95	4,716
UnitedHealth Group Inc.	360	17,697
WellPoint Inc. (b)	96	7,397
Zimmer Holdings Inc. (b) (j)	82	5,555
		61,090
Pharmaceuticals - 6.5%
Caremark Rx Inc.	200	11,345
Gilead Sciences Inc. (b)	95	6,547
Medco Health Solutions Inc. (b)	78	4,683
Novartis AG	132	7,694
Pfizer Inc.	81	2,303
Roche Holding AG	44	7,521
Sepracor Inc. (b) (j)	61	2,965
Wyeth	75	3,798
		46,856
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.5%
General Dynamics Corp.	52	3,698

Diversified Machinery - 0.5%
Deere & Co. (j)	39	3,272

Electronics - 0.3%
Garmin Ltd. (j)	45	2,216

Manufacturing - 6.4%
Danaher Corp. (j)	171	11,750
General Electric Corp.	848	29,945
Tyco International Ltd.	172	4,811
		46,506
TECHNOLOGY - 12.7%
Computers - 2.2%
Affiliated Computer Services Inc. - Class A (b) (j)	56	2,925
Apple Computer Inc. (b)	78	5,985
Dell Inc. (b)	132	3,008
EMC Corp. (b) (j)	340	4,067

		15,985
Data Processing - 1.6%
Automatic Data Processing Inc.	193	9,146
First Data Corp.	58	2,423
		11,569
Semiconductors - 5.2%
Analog Devices Inc.	155	4,567
Applied Materials Inc. (j)	266	4,714
Intel Corp.	120	2,473
Marvell Tech Group Ltd. (b)	397	7,682
Maxim Integrated Products Inc.	220	6,175
Samsung Electronics Co. Ltd.	4	2,867
Texas Instruments Inc.	100	3,325
Xilinx Inc.	263	5,766
		37,569
Software - 3.7%
Adobe Systems Inc. (b)	106	3,984
Infosys Technologies Ltd.	96	3,879
Intuit Inc. (b)	99	3,161
Microsoft Corp.	456	12,459
Oracle Corp. (b)	202	3,580
		27,063
Total Common Stocks (cost $612,749)		714,402

SHORT TERM INVESTMENTS - 10.2%
Money Market Fund - 0.4%
JNL Money Market Fund, 5.07% (a) (l)	3,000	3,000

Money Market Funds - 1.8%
T. Rowe Price Reserves Investment Fund, 5.36% (a) (l)	13,152	13,152

Securities Lending Collateral - 8.0%
Mellon GSL Delaware Business Trust Collateral Fund	57,745	57,745
Total Short Term Investments (cost $73,897)		73,897

Total Investments - 108.5% (cost $686,646)		788,299
Other Assets and Liabilities, Net - (8.5%)		-62,024
Total Net Assets - 100%		$726,275

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 96.5%
BASIC MATERIALS - 0.7%
Chemicals - 0.1%

Ecolab Inc. (j)	7	291
Sigma-Aldrich Corp. (j)	1	61
Symyx Technologies Inc. (b)	3	72
Valspar Corp.	7	181
		605
Mining - 0.6%
Newmont Mining Corp.	38	1,625
Teck Cominco Ltd. - Class B	36	2,250
		3,875
COMMUNICATIONS - 14.7%
Advertising - 2.7%
Catalina Marketing Corp. (j)	128	3,521
Clear Channel Outdoor Holdings Inc. (b) (j)	65	1,324
Getty Images Inc. (b) (j)	79	3,915
Harte-Hanks Inc. (j)	3	84
Lamar Advertising Co. (b) (j)	137	7,317
Omnicom Group Inc. (j)	3	318
WPP Group Plc - ADR	5	333
		16,812
E - Commerce - 1.0%
Amazon.Com Inc. (b) (j)	186	5,984

Internet - 3.1%
aQuantive Inc. (b) (j)	130	3,071
Baidu.com Inc. (b)	1	88
Check Point Software Technologies Ltd. (b)	5	93
Checkfree Corp. (b) (j)	110	4,537
CNET Networks Inc. (b) (j)	317	3,037
Digital River Inc. (b) (j)	5	235
F5 Networks Inc. (b)	2	102
McAfee Inc. (b)	102	2,500
Sina Corp. (b)	3	80
VeriSign Inc. (b) (j)	280	5,646
Websense Inc. (b)	6	132
		19,521
Telecommunications - 4.5%
Adtran Inc. (j)	77	1,836
Amdocs Ltd. (b)	130	5,148
Comverse Technology Inc. (b)	77	1,651
Harris Corp. (j)	128	5,695
Juniper Networks Inc. (b)	300	5,182
NeuStar Inc. - Class A (b) (j)	6	161
TELUS Corp.	96	5,402

Time Warner Telecom Inc. - Class A (b)	171	3,256
		28,331
Wireless Telecommunications - 3.4%
American Tower Corp. (b) (j)	197	7,172
Crown Castle International Corp. (b) (j)	249	8,782
Leap Wireless International Inc. (b)	73	3,540
NII Holdings Inc. - Class B (b) (j)	5	286
SBA Communications Corp. (b) (j)	59	1,445
		21,225
CONSUMER, CYCLICAL - 15.4%
Airlines - 1.1%
SkyWest Inc. (j)	16	380
Southwest Airlines Co.	392	6,529
		6,909
Apparel - 0.1%
Coach Inc. (b)	11	378

Automobiles - 0.9%
Oshkosh Truck Corp.	109	5,501

Beverages - 0.4%
Cott Corp. (b) (j)	148	2,541

Distribution & Wholesale - 0.6%
CDW Corp. (j)	2	92
Fastenal Co. (j)	93	3,591
WW Grainger Inc.	4	248
		3,931
Entertainment - 1.3%
DreamWorks Animation SKG Inc. (b)	53	1,330
International Game Technology	166	6,885
Shuffle Master Inc. (b) (j)	7	180
		8,395
Home Builders - 0.2%
Centex Corp. (j)	2	104
KB Home (j)	3	110
Lennar Corp. (j)	3	127
Meritage Corp. (b) (j)	2	67
Pulte Homes Inc. (j)	4	127
Thor Industries (j)	4	161
Toll Brothers Inc. (b)	4	115
Winnebago Industries Inc. (j)	4	135
		946

Home Furnishings - 0.9%
Harman International Industries Inc. (j)	65	5,415

Leisure Time - 0.1%
Brunswick Corp.	2	75
Harley-Davidson Inc. (j)	8	496
Royal Caribbean Cruises Ltd.	5	190
WMS Industries Inc. (b) (j)	2	64
		825
Lodging - 0.9%
Boyd Gaming Corp.	4	135
Choice Hotels International Inc.	4	176
Harrah's Entertainment Inc.	2	159
Hilton Hotels Corp.	16	448
Marriott International Inc. - Class A	9	348
Starwood Hotels & Resorts Worldwide Inc.	6	343
Station Casinos Inc. (j)	2	133
Wynn Resorts Ltd. (b) (j)	55	3,761
		5,503
Media - 2.6%
Citadel Broadcasting Corp. (j)	169	1,589
Discovery Holding Co. (b) (j)	199	2,877
EchoStar Communications Corp. (b)	54	1,768
EW Scripps Co. (j)	1	58
McGraw-Hill Cos. Inc.	1	64
Meredith Corp. (j)	2	79
Rogers Communications Inc.	122	6,683
Salem Communications Corp. - Class A	5	57
XM Satellite Radio Holdings Inc. - Class A (b) (j)	219	2,823
		15,998
Office & Business Equipment - 0.0%
HNI Corp.	3	112

Retail - 6.3%
Advance Auto Parts Inc.	96	3,155
Bed Bath & Beyond Inc. (b) (j)	118	4,495
Best Buy Co. Inc.	73	3,909
Carmax Inc. (b) (j)	80	3,336
Cheesecake Factory Inc. (b) (j)	100	2,723
Dick's Sporting Goods Inc. (b)	6	287
Dollar General Corp.	12	164
Family Dollar Stores Inc.	7	216
Fred's Inc. (j)	5	58

Men's Wearhouse Inc.	2	67
MSC Industrial Direct Co. - Class A	17	693
O'Reilly Automotive Inc. (b) (j)	135	4,487
OSI Restaurant Partners Inc. (j)	2	48
Panera Bread Co. - Class A (b) (j)	2	128
PetSmart Inc.	206	5,708
PF Chang's China Bistro Inc. (b) (j)	46	1,597
Ross Stores Inc.	4	112
Shoppers Drug Mart Corp.	63	2,574
Staples Inc.	6	139
Tiffany & Co. (j)	9	305
Tim Hortons Inc. (j)	93	2,441
TJX Cos. Inc.	13	376
Urban Outfitters Inc. (b) (j)	5	92
Williams-Sonoma Inc. (j)	80	2,585
		39,695
Textiles - 0.0%
Cintas Corp.	5	192

CONSUMER, NON-CYCLICAL - 5.8%
Commercial Services - 5.3%
Apollo Group Inc. - Class A (b) (j)	1	60
ChoicePoint Inc. (b) (j)	113	4,031
Corporate Executive Board Co.	4	315
DeVry Inc. (b) (j)	3	66
Equifax Inc. (j)	4	128
H&R Block Inc. (j)	2	50
Iron Mountain Inc. (b) (j)	146	6,284
ITT Educational Services Inc. (b) (j)	2	99
Laureate Education Inc. (b)	55	2,632
LECG Corp. (b) (j)	4	71
Manpower Inc.	111	6,795
Monster Worldwide Inc. (b)	132	4,763
Moody's Corp.	7	464
Resources Connection Inc. (b)	34	911
Ritchie Bros. Auctioneers Inc.	5	257
Robert Half International Inc.	81	2,752
United Rentals Inc. (b) (j)	114	2,651
Universal Technical Institute Inc. (b)	3	47
Viad Corp.	37	1,310
		33,686
Cosmetics & Personal Care - 0.1%
Avon Products Inc. (j)	11	346

Food - 0.4%
Hershey Foods Corp. (j)	4	187
McCormick & Co. Inc.	4	160
Whole Foods Market Inc. (j)	27	1,605
WM Wrigley Jr Co.	6	278
		2,230
Household Products - 0.0%
Avery Dennison Corp. (j)	1	60

ENERGY - 8.7%
Alternative Energy - 0.3%
Sunpower Corp. (b)	45	1,249
VeraSun Energy Corp. (b) (j)	45	722
		1,971
Coal - 1.2%
Consol Energy Inc.	180	5,699
Foundation Coal Holdings Inc.	64	2,068
		7,767
Oil & Gas - 7.2%
Bill Barrett Corp. (b) (j)	10	239
BJ Services Co. (j)	249	7,493
Cameron International Corp. (b) (j)	81	3,928
Compton Petroleum Corp. (b)	78	778
Core Laboratories NV (b)	2	115
Diamond Offshore Drilling Inc. (j)	2	152
EOG Resources Inc. (j)	114	7,416
FMC Technologies Inc. (b) (j)	105	5,639
Grant Prideco Inc. (b) (j)	9	335
Mariner Energy Inc. (b)	6	112
Murphy Oil Corp. (j)	90	4,260
Nabors Industries Ltd. (b) (j)	5	152
Smith International Inc. (j)	178	6,918
Ultra Petroleum Corp. (b)	6	293
Weatherford International Ltd. (b)	9	367
XTO Energy Inc.	162	6,833
		45,030
Pipelines - 0.0%
Williams Cos. Inc. (j)	12	296

FINANCIALS - 6.8%
Banks - 0.9%
City National Corp.	1	54

East West Bancorp. Inc. (j)	4	139
First Horizon National Corp. (j)	2	72
Investors Financial Services Corp. (j)	75	3,209
Mellon Financial Corp. (j)	6	246
Northern Trust Corp.	7	432
State Street Corp.	4	243
SVB Financial Group (b)	25	1,134
Synovus Financial Corp.	8	235
UCBH Holdings Inc. (j)	3	58
		5,822
Diversified Financial Services - 3.7%
Affiliated Managers Group Inc. (b) (j)	2	150
BlackRock Inc. (j)	2	238
CBOT Holdings Inc. - Class A (b) (j)	3	399
Charles Schwab Corp.	5	88
Chicago Mercantile Exchange Holdings Inc.	1	526
E*Trade Financial Corp. (b)	177	4,229
Eaton Vance Corp. (j)	157	4,519
Federated Investors Inc. - Class B (j)	2	78
Janus Capital Group Inc. (j)	7	134
Lazard Ltd. - Class A (j)	2	60
Legg Mason Inc.	38	3,818
Nuveen Investments Inc. - Class A (j)	73	3,719
optionsXpress Holdings Inc. (j)	2	67
TD Ameritrade Holding Corp.	270	5,091
		23,116
Insurance - 2.2%
AMBAC Financial Group Inc. (j)	1	59
Arch Capital Group Ltd. (b)	2	152
Assurant Inc.	108	5,768
Axis Capital Holdings Ltd.	127	4,402
Brown & Brown Inc.	5	159
Cigna Corp.	2	186
Markel Corp. (b) (j)	-	70
Marsh & McLennan Cos. Inc.	5	129
MBIA Inc. (j)	1	61
Principal Financial Group	47	2,551
Willis Group Holdings Ltd.	2	80
		13,617
HEALTH CARE - 17.0%
Biotechnology - 2.9%
Charles River Laboratories International Inc. (b)	2	103
Clegene Corp. (b)	11	481

deCODE genetics Inc. (b) (j)	14	79
Genzyme Corp. (b)	3	196
Human Genome Sciences Inc. (b) (j)	122	1,408
Integra LifeSciences Holdings Corp. (b)	2	86
Invitrogen Corp. (b) (j)	1	70
Martek Biosciences Corp. (b)	3	58
Medimmune Inc. (b) (j)	228	6,669
Millennium Pharmaceuticals Inc. (b) (j)	8	83
Millipore Corp. (b) (j)	2	116
Myogen Inc. (b) (j)	58	2,021
Nektar Therapeutics (b) (j)	3	48
PDL BioPharma Inc. (b) (j)	85	1,626
Qiagen NV (b)	68	1,083
Vertex Pharmaceuticals Inc. (b) (j)	101	3,392
		17,519
Healthcare Providers & Services - 7.7%
American Medical Systems Holdings Inc. (b)	5	88
Arthrocare Corp. (b) (j)	2	94
Beckman Coulter Inc.	4	224
Becton Dickinson & Co.	3	191
Biomet Inc. (j)	5	171
Community Health Systems Inc. (b) (j)	91	3,399
Coventry Health Care Inc. (b)	44	2,257
CR Bard Inc. (j)	26	1,965
Dade Behring Holdings Inc.	4	141
DaVita Inc. (b)	45	2,581
Dentsply International Inc.	6	169
Edwards Lifesciences Corp. (b)	117	5,465
Gen-Probe Inc. (b)	50	2,359
Health Management Associates Inc. (j)	184	3,848
Healthways Inc. (b) (j)	3	138
Henry Schein Inc. (b) (j)	4	191
Hologic Inc. (b) (j)	3	122
Humana Inc. (b)	55	3,615
Kyphon Inc. (b) (j)	4	142
Laboratory Corp. of America Holdings (b) (j)	33	2,138
LifePoint Hospitals Inc. (b) (j)	2	81
Lincare Holdings Inc. (b)	6	191
Manor Care Inc. (j)	151	7,889
Patterson Cos. Inc. (b) (j)	109	3,653
Quest Diagnostics Inc. (j)	5	281
Resmed Inc. (b) (j)	25	1,014
Respironics Inc. (b)	5	197

St. Jude Medical Inc. (b)	101	3,578
Techne Corp. (b)	5	264
Triad Hospitals Inc. (b) (j)	36	1,585
Varian Medical Systems Inc. (b) (j)	5	283
Ventana Medical Systems Inc. (b)	2	69
Zimmer Holdings Inc. (b) (j)	2	135
		48,518
Pharmaceuticals - 6.4%
Alkermes Inc. (b) (j)	131	2,074
Allergan Inc.	4	474
Amylin Pharmaceuticals Inc. (b) (j)	40	1,741
Atherogenics Inc. (b) (j)	6	83
Barr Laboratories Inc. (b)	109	5,661
Cephalon Inc. (b) (j)	121	7,496
Elan Corp. Plc - ADR (b) (j)	290	4,460
Express Scripts Inc. (b)	4	310
Gilead Sciences Inc. (b)	36	2,473
Medco Health Solutions Inc. (b)	5	283
Neurocrine Biosciences Inc. (b) (j)	48	512
Omnicare Inc. (j)	102	4,412
OSI Pharmaceuticals Inc. (b) (j)	56	2,098
Sepracor Inc. (b) (j)	69	3,362
Theravance Inc. (b)	57	1,528
Valeant Pharmaceutical International (j)	163	3,224
		40,191
INDUSTRIALS - 12.2%
Aerospace & Defense - 2.7%
Alliant Techsystems Inc. (b) (j)	53	4,296
Empresa Brasileira de Aeronautica SA - ADR	6	236
Goodrich Corp. (j)	102	4,133
Rockwell Collins Inc.	149	8,166
		16,831
Building Materials - 0.6%
American Standard Cos. Inc. (j)	91	3,819
Diversified Machinery - 0.1%
Graco Inc. (j)	6	242
IDEX Corp. (j)	1	52
Zebra Technologies Corp. (b)	3	93
		387
Electronics - 5.2%
Cogent Inc. (b) (j)	136	1,866
Cymer Inc. (b) (j)	1	52
Dolby Laboratories Inc. - Class A (b)	89	1,761

Flextronics International Ltd. (b)	326	4,121
Flir Systems Inc. (b) (j)	140	3,813
Garmin Ltd. (j)	79	3,854
Gentex Corp. (j)	202	2,875
II-VI Inc. (b)	3	82
Jabil Circuit Inc.	172	4,903
National Instruments Corp. (j)	3	74
Symbol Technologies Inc. (j)	372	5,525
Thermo Electron Corp. (b) (j)	92	3,603
Waters Corp. (b)	3	136
		32,665
Engineering & Construction - 0.1%
Fluor Corp.	5	369

Environmental Control - 0.0%
Stericycle Inc. (b) (j)	3	188

Machinery - 0.0%
Joy Global Inc.	5	173

Manufacturing - 2.6%
Danaher Corp. (j)	49	3,365
ITT Corp.	77	3,948
Pall Corp.	3	92
Roper Industries Inc.	202	9,029

		16,434
Metal Fabrication & Hardware - 0.1%
Precision Castparts Corp.	5	328

Packaging & Containers - 0.0%
Sealed Air Corp. (j)	2	87

Transportation - 0.8%
CH Robinson Worldwide Inc. (j)	5	209
Expeditors International Washington Inc.	6	250
Landstar System Inc.	5	214
UTI Worldwide Inc.	159	4,458
		5,131
TECHNOLOGY - 14.1%
Computers - 2.5%
CACI International Inc. - Class A (b)	65	3,576
Cadence Design Systems Inc. (b) (j)	4	59

Cognizant Technology Solutions Corp. (b)	5	341
DST Systems Inc. (b) (j)	110	6,778
Factset Research Systems Inc.	4	199
Jack Henry & Associates Inc. (j)	134	2,919
Spansion Inc. (b) (j)	116	1,934
Synopsys Inc. (b)	3	63
		15,869
Data Processing - 1.8%
Dun & Bradstreet Corp. (b)	2	180
Fair Isaac Corp. (j)	2	55
Fiserv Inc. (b)	1	61
Global Payments Inc.	67	2,953
MoneyGram International Inc.	127	3,682
NAVTEQ Corp. (b)	138	3,611
Paychex Inc. (j)	11	402
SEI Investments Co. (j)	1	67
		11,011
Semiconductors - 6.4%
Altera Corp. (b)	274	5,037
Analog Devices Inc.	14	401
Broadcom Corp. - Class A (b) (j)	13	388
Fairchild Semiconductor International Inc. (b) (j)	75	1,393
Integrated Device Technology Inc. (b)	7	109
Intersil Corp. (j)	201	4,939
KLA-Tencor Corp.	3	147
Lam Research Corp. (b) (j)	2	100
Linear Technology Corp. (j)	16	482
Marvell Tech Group Ltd. (b) (j)	280	5,416
Maxim Integrated Products Inc.	16	444
MEMC Electronic Materials Inc. (b)	5	190
Microchip Technology Inc.	123	3,981
National Semiconductor Corp. (j)	164	3,866
PMC - Sierra Inc. (b) (j)	377	2,239
QLogic Corp. (b) (j)	4	83
Semtech Corp. (b) (j)	80	1,018
Silicon Laboratories Inc. (b)	11	326
Teradyne Inc. (b) (j)	304	3,999
Xilinx Inc. (j)	241	5,294
		39,852
Software - 3.4%
Activision Inc. (b)	8	120
Adobe Systems Inc. (b)	100	3,726
American Reprographics Co. (b) (j)	4	115

Autodesk Inc. (b)	6	195
Avid Technology Inc. (b) (j)	88	3,205
Citrix Systems Inc. (b)	6	228
Cognos Inc. (b)	3	91
Electronic Arts Inc. (b)	2	95
Fidelity National Information Services Inc. (j)	111	4,111
Hyperion Solutions Corp. (b)	3	98
Intuit Inc. (b) (j)	97	3,100
Red Hat Inc. (b) (j)	198	4,176
Salesforce.com Inc. (b) (j)	46	1,658
Satyam Computer Services Ltd. - ADR	7	251
THQ Inc. (b) (j)	4	104
		21,273
UTILITIES - 1.1%
Electric - 1.1%
AES Corp. (b) (j)	19	394
American Power Conversion Corp. (j)	7	160
Ametek Inc.	151	6,554
		7,108
Total Common Stocks (cost $476,700)		604,388

SHORT TERM INVESTMENTS - 33.8%
Money Market Fund - 1.2%
JNL Money Market Fund, 5.07% (a) (l)	7,464	7,464

Money Market Funds - 2.4%
T. Rowe Price Reserves Investment Fund, 5.36% (a) (l)	14,926	14,926

Securities Lending Collateral - 30.2%
Mellon GSL Delaware Business Trust Collateral Fund	189,153	189,153
Total Short Term Investments (cost $211,543)		211,543

Total Investments - 130.3% (cost $688,243)		815,931
Other Assets and Liabilities, Net - (30.3%)		-189,833
Total Net Assets - 100%		$626,098

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 96.8%
BASIC MATERIALS - 4.9%
Chemicals - 1.3%
Chemtura Corp.	133	$1,157
EI Du Pont de Nemours & Co.	169	7,244
		8,401

Forest Products & Paper - 2.5%
Bowater Inc. (j)	180	3,709
International Paper Co. (j)	258	8,941
MeadWestvaco Corp.	94	2,495
		15,145
Iron & Steel - 0.4%
Nucor Corp.	50	2,494

Mining - 0.7%
Alcoa Inc.	156	4,371

COMMUNICATIONS - 5.3%
Internet - 0.7%
Liberty Media Holding Corp. - Interactive (b)	229	4,672

Telecommunications - 3.6%
Alltel Corp.	26	1,465
Cisco Systems Inc. (b)	154	3,551
Juniper Networks Inc. (b)	250	4,315
Qwest Communications International Inc. (b) (j)	391	3,411
Sprint Nextel Corp.	394	6,757
TELUS Corp. (j)	17	929
TELUS Corp. - Non Voting Shares	33	1,829
		22,257
Wireless Telecommunications - 1.0%
Nokia Oyj - Class A - ADR	307	6,037

CONSUMER, CYCLICAL - 22.2%
Apparel - 0.2%
HanesBrands Inc. (b)	44	994

Automobiles - 0.8%
General Motors Corp. (j)	126	4,198
TRW Automotive Holdings Corp. (b)	46	1,107
		5,305
Beverages - 3.8%
Anheuser-Busch Cos. Inc.	150	7,146
Coca-Cola Co.	206	9,182
Coca-Cola Enterprises Inc.	116	2,425
Heineken NV	106	4,839
		23,592
Entertainment - 1.1%
International Game Technology	163	6,760

Home Furnishings - 0.8%
Sony Corp. - ADR	117	4,726

Leisure Time - 0.9%
Harley-Davidson Inc.	91	5,691

Media - 7.9%
Cablevision Systems Corp. - Class A	194	4,400
CBS Corp. - Class B	129	3,631
Comcast Corp. - Class A (b) (j)	180	6,614
Discovery Holding Co. (b) (j)	284	4,110
Dow Jones & Co. Inc. (j)	84	2,827
EchoStar Communications Corp. (b)	154	5,042
Liberty Media Holding Corp. - Capital (b)	77	6,449
New York Times Co. - Class A (j)	153	3,521
Time Warner Inc.	420	7,657
Viacom Inc. (b)	125	4,633
		48,884
Retail - 5.6%
Family Dollar Stores Inc.	147	4,310
Home Depot Inc.	169	6,140
Kohl's Corp. (b)	103	6,713
RadioShack Corp. (j)	220	4,242
TJX Cos. Inc.	249	6,977
Wal-Mart Stores Inc.	124	6,106
		34,488
Toys & Hobbies - 1.1%
Hasbro Inc.	297	6,752

CONSUMER, NON-CYCLICAL - 5.1%
Commercial Services - 0.5%
H&R Block Inc.	141	3,068

Cosmetics & Personal Care - 1.0%
Avon Products Inc.	191	5,865

Food - 1.9%
Campbell Soup Co. (j)	53	1,942
General Mills Inc.	75	4,262
Sara Lee Corp.	353	5,679
		11,883
Household Products - 1.2%

Fortune Brands Inc.	28	2,095
Newell Rubbermaid Inc.	188	5,313
		7,408
Tobacco - 0.5%
Altria Group Inc.	40	3,031

ENERGY - 9.7%
Oil & Gas - 9.7%
Baker Hughes Inc.	80	5,484
ConocoPhillips	57	3,400
Exxon Mobil Corp.	101	6,784
Murphy Oil Corp. (j)	159	7,560
NiSource Inc.	304	6,611
Royal Dutch Shell Plc - ADR	88	5,843
Schlumberger Ltd.	134	8,306
Statoil ASA	242	5,729
Total SA - ADR (j)	158	10,399
		60,116
FINANCIALS - 21.2%
Banks - 6.6%
Bank of America Corp.	120	6,433
Fifth Third Bancorp.	190	7,243
First Horizon National Corp. (j)	183	6,971
Mellon Financial Corp.	97	3,804
Royal Bank of Scotland Group Plc	167	5,748
State Street Corp.	104	6,508
US Bancorp.	127	4,209
		40,916
Diversified Financial Services - 6.9%
American Express Co.	64	3,588
Ameriprise Financial Inc.	104	4,878
Charles Schwab Corp.	163	2,923
Citigroup Inc.	135	6,724
Fannie Mae	58	3,237
JPMorgan Chase & Co.	165	7,756
Merrill Lynch & Co. Inc.	36	2,800
Morgan Stanley	99	7,225
Nuveen Investments Inc. - Class A (j)	70	3,566
		42,697
Insurance - 7.7%
Berkshire Hathaway Inc. - Class A (b)	-	4,408
Cigna Corp.	42	4,827
Genworth Financial Inc. - Class A	143	4,996

Hartford Financial Services Group Inc.	94	8,172
Lincoln National Corp.	99	6,127
Marsh & McLennan Cos. Inc.	312	8,777
St. Paul Travelers Cos. Inc.	100	4,705
Willis Group Holdings Ltd.	82	3,108
XL Capital Ltd. - Class A	32	2,171
		47,291
HEALTH CARE - 8.5%
Biotechnology - 0.7%
Medimmune Inc. (b) (j)	131	3,824

Healthcare Providers & Services - 3.7%
Boston Scientific Corp. (b)	287	4,250
Health Management Associates Inc.	196	4,101
Johnson & Johnson	138	8,955
Medtronic Inc.	124	5,754
		23,060
Pharmaceuticals - 4.1%
Cardinal Health Inc.	49	3,202
Merck & Co. Inc.	143	5,975
Pfizer Inc.	241	6,843
Schering-Plough Corp.	182	4,027
Wyeth	105	5,323
		25,370
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.9%
Raytheon Co.	113	5,406

Diversified Machinery - 0.5%
Deere & Co.	39	3,289

Environmental Control - 1.0%
Waste Management Inc.	171	6,269

Manufacturing - 6.7%
3M Corp.	32	2,381
Danaher Corp.	9	618
Eaton Corp.	25	1,701
General Electric Corp.	491	17,322
Honeywell Inernational Inc.	146	5,951
Illinois Tool Works Inc.	80	3,592
Tyco International Ltd.	344	9,641
		41,206
Transportation - 1.2%
Union Pacific Corp.	81	7,146

TECHNOLOGY - 7.4%
Computers - 2.0%
Dell Inc. (b)	241	5,506
International Business Machines Corp.	83	6,826
		12,332
Data Processing - 0.6%
First Data Corp.	98	4,120

Semiconductors - 2.2%
Analog Devices Inc.	156	4,585
Intel Corp.	423	8,691
		13,276
Software - 2.6%
Microsoft Corp.	438	11,962
Oracle Corp. (b)	213	3,777
		15,739
UTILITIES - 2.2%
Electric - 2.2%
Duke Energy Corp.	90	2,703
Entergy Corp.	83	6,501
Pinnacle West Capital Corp. (j)	95	4,289
		13,493
Total Common Stocks (cost $511,051)		597,374

PREFERRED STOCKS - 1.1%
CONSUMER, CYCLICAL - 0.5%
Automobiles - 0.5%
General Motors Corp. Convertible Preferred, 4.50%, 03/06/32	121	2,992

FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Morgan Stanley, Convertible Preferred, 5.88%, 10/15/08	52	2,345
XL Capital Ltd.	45	1,144
		3,489
Total Preferred Stocks (cost $5,704)		6,481

CORPORATE BONDS AND NOTES - 0.5%
FINANCIALS - 0.5%
Banks - 0.3%
US Bancorp., 3.51%, 08/21/35 (e) (g) (h) (j)	1,535	1,541

Insurance - 0.2%
Fortis Insurance, 7.75%, 01/26/08 (e) (h)	1,000	1,396
Total Corporate Bonds and Notes (cost $2,517)		2,937

SHORT TERM INVESTMENTS - 8.5%
Money Market Fund - 0.5%
JNL Money Market Fund, 5.07% (a) (l)	3,000	3,000

Money Market Funds - 0.4%
T. Rowe Price Reserves Investment Fund, 5.36% (a) (l)	2,283	2,283

Securities Lending Collateral - 7.6%
Mellon GSL Delaware Business Trust Collateral Fund	47,174	47,174
Total Short Term Investments (cost $52,457)		52,457

Total Investments - 106.9% (cost $571,729)		659,249
Other Assets and Liabilities, Net - (6.9%)		-42,416
Total Net Assets - 100%		$616,833

JNL/Western High Yield Bond Fund
COMMON STOCKS - 0.0%
BASIC MATERIALS - 0.0%
Chemicals - 0.0%
Applied Extrusion Technologies Inc. (b) (j) (m)	3	16

COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
Manitoba Telecom Services Inc.	1	22
NTL Inc.	1	13
		35
Wireless Telecommunications - 0.0%
American Tower Corp. (b)	-	18

CONSUMER, CYCLICAL - 0.0%
Home Furnishings - 0.0%
Home Interior Gift Inc. (b) (m)	429	4
Mattress Discounters Corp. (b) (m)	1	-
		4
CONSUMER, NON-CYCLICAL - 0.0%
Food - 0.0%
VFB LLC (b) (m)	79	2

Household Products - 0.0%
Continental AFA Dispensing Co. (b) (m)	4	24

INDUSTRIALS - 0.0%
Machinery - 0.0%
Terex Corp. (b)	1	22

TECHNOLOGY - 0.0%
Computers - 0.0%
Axiohm Transaction Solutions Inc. (b) (m)	1	-
Total Common Stocks (cost $537)		121

PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil & Gas - 0.1%
Chesapeake Energy Corp. Convertible Preferred, 6.25%, 06/15/09	2	449
Total Preferred Stocks (cost $447)		449

WARRANTS - 0.0%
CONSUMER, CYCLICAL - 0.0%
Mattress Discounters Corp. (e) (m)	-	-
Pillowtex Corp. (m)	1	-

Total Warrants (cost $0)		-

CORPORATE BONDS AND NOTES - 92.4%
BASIC MATERIALS - 6.3%
Chemicals - 3.5%
Borden Chemicals & Plastics, 9.50%, 05/01/05 (n) (m)	85	1
Equistar Chemicals LP, 10.13%, 09/01/08	1,000	1,059
Equistar Chemicals LP, 10.63%, 05/01/11	2,075	2,225
Georgia Gulf Corp., 9.50%, 10/15/14 (e)	1,900	1,887
Huntsman International LLC, 9.88%, 03/01/09	1,538	1,603
IMC Global Inc., 10.88%, 06/01/08	500	533
Innophos Inc., 8.88%, 08/15/14 (d)	1,125	1,117
Lyondell Chemical Co., 9.50%, 12/15/08 (j)	353	363
Lyondell Chemical Co., 11.13%, 07/15/12	90	98
Lyondell Chemical Co., 10.50%, 06/01/13	10	11
Lyondell Chemical Co., 8.00%, 09/15/14	455	461
Lyondell Chemical Co., 8.25%, 09/15/16	375	381
Montell Finance Co. BV, 8.10%, 03/15/27 (e)	1,530	1,415
Westlake Chemical Corp., 6.63%, 01/15/16	700	665
		11,819
Forest Products & Paper - 2.5%
Appleton Papers Inc., 8.13%, 06/15/11	1,010	1,010
Appleton Papers Inc., 9.75%, 06/15/14	535	528
Boise Cascade LLC, 7.13%, 10/15/14	1,200	1,119
Catalyst Paper Corp., 8.63%, 06/15/11	1,475	1,449
Domtar Inc., 5.38%, 12/01/13	1,505	1,287
Glatfelter, 7.13%, 05/01/16 (e)	295	288
NewPage Corp., 12.00%, 05/01/13 (j)	1,580	1,635
Verso Paper Holdings LLC and Verson Paper Inc., 9.13%, 08/01/14 (e) (j)	360	362
Verso Paper Holdings LLC and Verson Paper Inc., 11.38%, 08/01/16 (e)	675	670
		8,348
Iron & Steel - 0.2%
International Steel Group Inc., 6.50%, 04/15/14	670	662

Office & Business Equipment - 0.1%
Abitibi-Consolidated Co., 8.38%, 04/01/15 (j)	205	187

COMMUNICATIONS - 9.9%
Advertising - 1.0%
Lamar Media Corp., 6.63%, 08/15/15	620	593
RH Donnelley Corp., 6.88%, 01/15/13	200	183
RH Donnelley Corp., 6.88%, 01/15/13	125	114
RH Donnelley Corp., 8.88%, 01/15/16	1,200	1,203

RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (e)	1,075	1,183
		3,276
E - Commerce - 0.4%
FTD Inc., 7.75%, 02/15/14	1,281	1,262

Telecommunications - 7.2%
Cincinnati Bell Inc., 8.38%, 01/15/14 (j)	235	237
Cincinnati Bell Inc., 7.00%, 02/15/15	1,185	1,161
Cincinnati Bell Telephone Co., 6.30%, 12/01/28	300	260
Citizens Communications Co., 9.00%, 08/15/31	935	1,003
Hawaiian Telcom Communications Inc., 12.50%, 05/01/15	1,474	1,548
Insight Midwest LP, 9.75%, 10/01/09	575	585
Insight Midwest LP, 10.50%, 11/01/10	525	543
Intelsat Bermuda Ltd., 9.25%, 06/15/16 (e)	1,050	1,104
Intelsat Bermuda Ltd., 11.25%, 06/15/16 (e)	2,120	2,253
Intelsat Ltd., 7.63%, 04/15/12	690	604
Lucent Technologies Inc., 6.45%, 03/15/29	3,000	2,670
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (e)	690	725
NTL Cable Plc, 8.75%, 04/15/14	600	623
NTL Cable Plc, 9.13%, 08/15/16	190	196
Qwest Communications International Inc., 7.50%, 02/15/14 (d)	145	145
Qwest Communications International Inc., 7.50%, 02/15/14 (j)	825	827
Qwest Corp., 5.63%, 11/15/08 (j)	1,500	1,489
Qwest Corp., 7.88%, 09/01/11	145	152
Qwest Corp., 6.88%, 09/15/33	2,915	2,660
Rogers Wireless Inc., 7.25%, 12/15/12	170	178
Rogers Wireless Inc., 8.00%, 12/15/12	235	250
Rural Cellular Corp., 9.88%, 02/01/10 (j)	2,870	2,992
Wind Acquisition Finance SA, 10.75%, 12/01/15 (e)	215	237
Windstream Corp., 8.63%, 08/01/16 (e) (j)	1,590	1,701
		24,143
Wireless Telecommunications - 1.3%
American Tower Corp., 7.50%, 05/01/12	2,750	2,826
UbiquiTel Operating Co., 9.88%, 03/01/11	1,425	1,546
		4,372
CONSUMER, CYCLICAL - 27.6%
Airlines - 0.6%
American Airlines Inc., 7.80%, 10/01/06	445	445
Continental Airlines Inc., 7.57%, 12/01/06	1,100	1,100
Continental Airlines Inc., 6.54%, 03/15/08	7	7
United Air Lines Inc., 6.20%, 09/01/08	659	659
		2,211
Apparel - 0.5%

Levi Strauss & Co., 9.75%, 01/15/15	1,430	1,484
Oxford Industries Inc., 8.88%, 06/01/11	550	561
		2,045
Automobiles - 3.6%
Breed Technologies Inc., 9.25%, 04/15/08 (n) (m)	100	-
Commercial Vehicle Group Inc., 8.00%, 07/01/13	520	497
Ford Motor Co., 8.88%, 01/15/22	335	289
Ford Motor Co., 7.45%, 07/16/31 (j)	4,365	3,372
Ford Motor Co., 8.90%, 01/15/32	400	359
General Motors Corp., 7.20%, 01/15/11	820	755
General Motors Corp., 8.38%, 07/15/33 (j)	2,120	1,834
Keystone Automotive Operations Inc., 9.75%, 11/01/13	1,195	1,123
TRW Automotive Inc., 11.00%, 02/15/13 (j)	1,650	1,799
Visteon Corp., 8.25%, 08/01/10	1,135	1,107
Visteon Corp., 7.00%, 03/10/14	1,225	1,096
		12,231
Beverages - 0.4%
Constellation Brand Inc., 7.25%, 09/01/16	1,350	1,365

Building Materials - 0.0%
Beazer Homes USA Inc., 6.88%, 07/15/15	110	100

Distribution & Wholesale - 0.2%
Asbury Automotive Group Inc., 9.00%, 06/15/12	575	589

Electronics - 0.0%
Rogers Cable Inc., 5.50%, 03/15/14	40	38

Entertainment - 3.4%
AMC Entertainment Inc., 8.63%, 08/15/12 (f)	125	129
AMC Entertainment Inc., 11.00%, 02/01/16	1,665	1,814
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., 10.50%, 08/15/14 (e)	270	263
Choctaw Resort Development Enterprise, 7.25%, 11/15/19 (e)	975	970
Cinemark Inc., 9.75%, 03/15/14 (d)	75	60
Echostar DBS Corp., 7.13%, 02/01/16 (e)	190	184
Herbst Gaming Inc., 8.13%, 06/01/12	1,400	1,430
Isle of Capri Casinos Inc., 7.00%, 03/01/14	1,300	1,235
Pinnacle Entertainment Inc., 8.25%, 03/15/12	1,500	1,519
Pinnacle Entertainment Inc., 8.75%, 10/01/13	75	80
River Rock Entertainment Authority, 9.75%, 11/01/11	135	143
Rogers Cable Inc., 6.75%, 03/15/15	1,570	1,586
Warner Music Group Inc., 7.38%, 04/15/14	915	892
XM Satellite Radio Inc., 9.99%, 05/01/13 (g)	315	301

XM Satellite Radio Inc., 9.75%, 05/01/14	755	721
		11,327
Home Builders - 1.0%
Beazer Homes USA Inc., 8.13%, 06/15/16 (j)	1,000	972
K Hovnanian Enterprises Inc., 7.50%, 05/15/16 (j)	800	747
K Hovnanian Enterprises Inc., 8.63%, 01/15/17 (j)	1,480	1,469
		3,188
Home Furnishings - 1.3%
Norcraft Holdings LP, 9.00%, 11/01/11	660	668
Norcraft Holdings LP, 9.75%, 09/01/12 (d)	1,750	1,418
Sealy Mattress Co., 8.25%, 06/15/14 (j)	1,150	1,173
Simmons Co., 10.00%, 12/15/14	1,350	962
		4,221
Leisure Time - 0.6%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10	1,780	1,865

Lodging - 3.9%
Boyd Gaming Corp., 7.75%, 12/15/12	1,000	1,026
Caesars Entertainment Inc., 8.88%, 09/15/08	1,100	1,152
Caesars Entertainment Inc., 8.13%, 05/15/11	1,000	1,055
Gaylord Entertainment Co., 6.75%, 11/15/14 (j)	1,350	1,291
Hilton Hotels Corp., 8.25%, 02/15/11 (j)	1,000	1,078
Las Vegas Sands Corp., 6.38%, 02/15/15	1,125	1,056
Mandalay Resort Group, 10.25%, 08/01/07 (j)	415	428
Mandalay Resort Group, 6.38%, 12/15/11	500	489
MGM Mirage Inc., 9.75%, 06/01/07	390	399
MGM Mirage Inc., 8.50%, 09/15/10	500	532
Starwood Hotels & Resorts Worldwide Inc., 7.88%, 05/01/12 (d)	1,270	1,334
Station Casinos Inc., 6.50%, 02/01/14 (j)	1,000	936
Station Casinos Inc., 6.88%, 03/01/16	995	933
Turning Stone Resort Casino Enterprise, 9.13%, 12/15/10 (e)	1,250	1,266
		12,975
Media - 8.8%
Affinion Group Inc., 10.13%, 10/15/13	1,225	1,285
CanWest Media Inc., 8.00%, 09/15/12	1,350	1,333
CCH I Holdings LLC, 11.75%, 05/15/14 (d)	1,150	819
CCH I Holdings LLC, 11.00%, 10/01/15 (e)	53	48
CCH I LLC, 11.00%, 10/01/15	1,670	1,520
CCH II LLC, 10.25%, 10/01/13 (e)	1,033	1,051
Charter Communications Holdings II LLC, 10.25%, 09/15/10	1,450	1,479
CMP Susquehanna Corp., 9.88%, 05/15/14 (e)	285	268
CSC Holdings Inc., 7.63%, 04/01/11	2,330	2,391
CSC Holdings Inc., 7.63%, 07/15/18	10	10

CSC Holdings Inc., 7.88%, 02/15/18	1,095	1,136
Dex Media East LLC, 12.13%, 11/15/12	1,494	1,668
Dex Media West LLC, 9.88%, 08/15/13	1,074	1,160
DirecTV Holdings LLC, 8.38%, 03/15/13	1,365	1,414
DirecTV Holdings LLC, 6.38%, 06/15/15	335	315
Echostar DBS Corp., 6.38%, 10/01/11 (j)	2,000	1,948
Echostar DBS Corp., 7.00%, 10/01/13, TBA (c) (e)	1,455	1,426
Echostar DBS Corp., 6.63%, 10/01/14	775	737
Houghton Mifflin Co., 11.50%, 10/15/13 (d)	1,100	960
Kabel Deutschland GmbH, 10.63%, 07/01/14 (e)	1,820	1,952
Lodgenet Entertainment Corp., 9.50%, 06/15/13	1,365	1,461
Mediacom Broadband LLC, 8.50%, 10/15/15, TBA (c) (e)	310	308
Primedia Inc., 8.88%, 05/15/11 (j)	945	924
Quebecor Media Inc, 7.75%, 03/15/16	370	370
Radio One Inc., 8.88%, 07/01/11	25	26
Rogers Cable Inc., 6.25%, 06/15/13 (j)	1,025	1,012
Rogers Cable Inc., 8.75%, 05/01/32	25	30
Sinclair Broadcast Group Inc., 8.00%, 03/15/12	1,515	1,536
Vertis Inc., 9.75%, 04/01/09	200	202
Videotron Ltee, 6.38%, 12/15/15	700	663
		29,452
Office & Business Equipment - 0.9%
Interface Inc., 10.38%, 02/01/10	410	446
Xerox Capital Trust I, 8.00%, 02/01/27 (j)	800	816
Xerox Corp., 7.63%, 06/15/13	500	525
Xerox Corp., 6.40%, 03/15/16	1,100	1,095
		2,882
Retail - 2.4%
AutoNation Inc., 7.04%, 04/15/13 (e) (g)	255	258
AutoNation Inc., 7.00%, 04/15/14 (e)	320	318
Blockbuster Inc., 10.00%, 09/01/12 (d)	705	647
Brookstone Co. Inc., 12.00%, 10/15/12 (j)	850	774
Buffets Inc., 11.25%, 07/15/10	75	79
Carrols Corp., 9.00%, 01/15/13	700	714
Denny's Corp., 10.00%, 10/01/12 (j)	625	647
EPL Finance Corp., 11.75%, 11/15/13 (e)	225	250
Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16 (j)	700	725
JC Penney Corp. Inc., 7.13%, 11/15/23 (j)	500	553
Neiman-Marcus Group Inc., 9.00%, 10/15/15	575	611
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (j)	1,335	1,442
Suburban Propane Partners LP, 6.88%, 12/15/13	1,120	1,081
		8,099
CONSUMER, NON-CYCLICAL - 5.6%

Automobiles - 0.2%
Ashtead Capital Inc., 9.00%, 08/15/16 (e)	597	621
Avis Budget Car Rental LLC, 7.63%, 05/15/14 (e)	200	194
		815
Commercial Services - 1.6%
ACE Cash Express Inc., 10.25%, 10/01/14, TBA (c) (e)	370	375
Allied Security Escrow Corp., 11.38%, 07/15/11	775	775
Brand Services Inc., 12.00%, 10/15/12	75	84
DI Finance/DynCorp International LLC, 9.50%, 02/15/13	1,410	1,459
Education Management LLC, 8.75%, 06/01/14 (e)	705	712
H&E Equipment Services Inc., 8.38%, 07/15/16 (e)	465	477
Service Corp. International, 7.38%, 10/01/14, TBA (c) (e)	315	317
Service Corp. International, 7.63%, 10/01/18, TBA (c) (e)	475	478
Visant Holding Corp., 8.75%, 12/01/13 (e)	595	599
		5,276
Cosmetics & Personal Care - 0.2%
Playtex Products Inc., 8.00%, 03/01/11	785	814

Engineering & Construction - 0.4%
Corrections Corp. of America, 6.75%, 01/31/14	1,450	1,450

Food - 0.8%
Delhaize America Inc., 9.00%, 04/15/31	1,195	1,400
Dole Food Co. Inc., 7.25%, 06/15/10	1,290	1,196
Dole Food Co. Inc., 8.88%, 03/15/11 (j)	250	239
		2,835
Forest Products & Paper - 0.2%
Quebecor World Capital Corp., 8.75%, 03/15/16 (e) (j)	595	573

Household Products - 0.3%
American Greetings Corp., 7.38%, 06/01/16 (j)	110	111
Spectrum Brands Inc., 8.50%, 10/01/13 (j)	795	688
Spectrum Brands Inc., 7.38%, 02/01/15	205	164
		963
Investment Companies - 0.4%
Penhall International Corp., 12.00%, 08/01/14 (e)	1,255	1,315

Tobacco - 0.1%
Alliance One International Inc., 11.00%, 05/15/12	280	286

Transportation - 1.4%
Hertz Corp., 8.88%, 01/01/14 (e)	940	985
Hertz Corp., 10.50%, 01/01/16 (e) (j)	3,310	3,641

		4,626
ENERGY - 11.2%
Coal - 0.8%
Alpha Natural Resources LLC, 10.00%, 06/01/12 (d)	745	800
International Coal Group Inc., 10.25%, 07/15/14 (e)	1,570	1,492
Peabody Energy Corp., 6.88%, 03/15/13	750	739
		3,031
Oil & Gas - 5.6%
Allis-Chalmers Energy Inc., 9.00%, 01/15/14 (e)	375	375
Belden & Blake Corp., 8.75%, 07/15/12	1,710	1,757
Chesapeake Energy Corp., 7.00%, 08/15/14	500	494
Chesapeake Energy Corp., 6.63%, 01/15/16	290	280
Chesapeake Energy Corp., 6.88%, 01/15/16	200	196
Chesapeake Energy Corp., 6.50%, 08/15/17	575	539
Chesapeake Energy Corp., 6.25%, 01/15/18	1,950	1,809
Compagnie Generale de Geophysique SA, 7.50%, 05/15/15	340	337
Dresser-Rand Group Inc., 7.38%, 11/01/14 (d)	1,065	1,046
Encore Acquisition Co., 6.00%, 07/15/15	500	458
Enterprise Products Operating LP, 8.38%, 08/01/66	760	800
Exco Resources Inc., 7.25%, 01/15/11	1,465	1,432
Grant Prideco Inc., 6.13%, 08/15/15	300	287
Magnum Hunter Resources Inc., 9.60%, 03/15/12	81	86
Mariner Energy Inc., 7.50%, 04/15/13 (e)	545	520
Petrohawk Energy Corp., 9.13%, 07/15/13 (e)	680	683
Pioneer Natural Resources Co., 5.88%, 07/15/16	1,000	936
Pogo Producing Co., 6.88%, 10/01/17	1,510	1,440
Pride International Inc., 7.38%, 07/15/14	2,000	2,060
SESI LLC, 6.88%, 06/01/14 (e)	60	59
Stone Energy Corp., 8.25%, 12/15/11 (j)	890	901
Universal Compression Inc., 7.25%, 05/15/10	200	202
Vintage Petroleum Inc., 8.25%, 05/01/12	500	528
Whiting Petroleum Corp., 7.25%, 05/01/12	825	809
Whiting Petroleum Corp., 7.00%, 02/01/14	625	609
		18,643
Pipelines - 4.8%
ANR Pipeline Co., 9.63%, 11/01/21 (f)	2,690	3,313
Dynegy Holdings Inc., 8.38%, 05/01/16	1,520	1,547
Dynegy Holdings Inc., 7.63%, 10/15/26	125	114
El Paso Corp., 7.88%, 06/15/12	2,000	2,075
El Paso Corp., 7.80%, 08/01/31	2,830	2,901
El Paso Corp., 7.75%, 01/15/32 (j)	430	441
SemGroup LP, 8.75%, 11/15/15 (e)	145	146
Transcontinental Gas Pipe Line Corp., 8.88%, 07/15/12	1,500	1,659

Williams Cos. Inc., 7.13%, 09/01/11	1,000	1,025
Williams Cos. Inc., 8.13%, 03/15/12 (d)	500	534
Williams Cos. Inc., 7.63%, 07/15/19 (j)	50	52
Williams Cos. Inc., 8.75%, 03/15/32 (d)	1,975	2,163
		15,970
FINANCIALS - 10.3%
Diversified Financial Services - 7.4%
Airplanes Pass Through Trust, 10.88%, 03/15/12 (n) (m)	123	-
Basell AF SCA, 8.38%, 08/15/15 (e) (j)	1,030	1,022
BCP Crystal US Holdings Corp., 9.63%, 06/15/14	1,170	1,269
Case Credit Corp., 6.75%, 10/21/07	250	251
CCM Merger Inc., 8.00%, 08/01/13 (e) (j)	1,225	1,176
Citisteel USA Inc., 12.95%, 09/01/10 (g)	400	413
Citisteel USA Inc., 15.00%, 10/01/10 (e)	270	290
Contifinancial Corp Liquidating Trust, 0.00%, 06/15/10 (m)	115	-
E*Trade Financial Corp., 7.38%, 09/15/13	365	373
Ford Motor Credit Co., 7.88%, 06/15/10	800	779
Ford Motor Credit Co., 10.64%, 06/15/11 (e) (g)	1,070	1,118
Ford Motor Credit Co., 9.88%, 08/10/11 (j)	1,045	1,081
Ford Motor Credit Co., 9.96%, 04/15/12 (g)	1,005	1,052
Ford Motor Credit Co., 7.00%, 10/01/13 (j)	890	826
Global Cash Access LLC, 8.75%, 03/15/12	193	203
GMAC LLC, 6.88%, 08/28/12	1,915	1,895
GMAC LLC, 8.00%, 11/01/31 (j)	7,365	7,701
GrafTech Finance Inc., 10.25%, 02/15/12	510	536
Hexion US Finance Corp., 9.00%, 07/15/14 (d)	213	217
Hughes Network Systems LLC, 9.50%, 04/15/14 (e)	710	731
JSG Funding Plc, 9.63%, 10/01/12	240	253
Milacron Escrow Corp. 11.50%, 05/15/11	200	190
Rainbow National Services LLC, 8.75%, 09/01/12 (e)	850	910
Rainbow National Services LLC, 10.38%, 09/01/14 (e)	260	294
Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	2,160	2,095
		24,675
Insurance - 0.6%
Crum & Forster Holdings Corp., 10.38%, 06/15/13 (j)	1,955	2,004

Investment Companies - 0.2%
E*Trade Financial Corp., 7.88%, 12/01/15	625	658

Real Estate - 0.7%
Forest City Enterprises Inc., 7.63%, 06/01/15	45	45
Host Marriot LP, 6.75%, 06/01/16	750	740
Kimball Hill Inc., 10.50%, 12/15/12	810	731

Ventas Realty LP, 6.50%, 06/01/16	240	239
Ventas Realty LP, 6.75%, 04/01/17	690	694
		2,449
Real Estate Investment Trusts - 1.4%
Felcor Lodging LP, 8.50%, 06/01/11 (d) (j)	700	741
Host Marriott LP, 7.13%, 11/01/13 (j)	2,075	2,101
Host Marriott LP, 6.38%, 03/15/15	75	73
Omega Healthcare Investors Inc., 7.00%, 01/15/16 (j)	1,375	1,354
Ventas Realty LP, 7.13%, 06/01/15	325	334
		4,603
HEALTH CARE - 6.3%
Healthcare Providers & Services - 5.2%
Ameripath Inc., 10.50%, 04/01/13	75	79
Community Health Systems Inc., 6.50%, 12/15/12 (j)	700	669
DaVita Inc., 7.25%, 03/15/15 (j)	1,810	1,778
Extendicare Health Services Inc., 9.50%, 07/01/10	75	79
Eye Care Centers of America Inc., 10.75%, 02/15/15	900	968
HCA Inc., 6.25%, 02/15/13	1,700	1,420
HCA Inc., 6.50%, 02/15/16	35	28
HCA Inc., 7.69%, 06/15/25	1,190	929
HCA Inc., 7.50%, 11/15/95	1,090	777
IASIS Healthcare LLC, 8.75%, 06/15/14	2,300	2,225
Psychiatric Solutions Inc., 10.63%, 06/15/13	800	870
Psychiatric Solutions Inc., 7.75%, 07/15/15 (j)	400	390
Tenet Healthcare Corp., 7.38%, 02/01/13 (j)	175	158
Tenet Healthcare Corp., 9.88%, 07/01/14 (j)	4,010	3,995
Triad Hospitals Inc., 7.00%, 11/15/13	1,600	1,554
Warner Chilcott Corp., 8.75%, 02/01/15 (d) (j)	1,300	1,346
		17,265
Pharmaceuticals - 1.1%
Angiotech Pharmaceuticals Inc., 7.75%, 04/01/14 (e)	660	627
Leiner Health Products Inc., 11.00%, 06/01/12	1,300	1,258
Omnicare Inc., 6.88%, 12/15/15 (j)	650	631
Valeant Pharmaceuticals International, 7.00%, 12/15/11	1,250	1,178
		3,694
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.4%
Alliant Techsystems Inc., 6.75%, 04/01/16	860	846
DRS Technologies Inc., 6.63%, 02/01/16	1,495	1,468
DRS Technologies Inc., 7.63%, 02/01/18	500	508
L-3 Communications Corp., 7.63%, 06/15/12	650	670
L-3 Communications Corp., 6.13%, 07/15/13 (j)	1,000	973
Moog Inc., 6.25%, 01/15/15	1,100	1,051

Sequa Corp., 9.00%, 08/01/09	1,710	1,815
Stellex Aerostructures Inc., 9.50%, 11/01/07 (n) (m)	125	-
TransDigm Inc., 7.75%, 07/15/14 (e)	840	846
		8,177
Building Materials - 1.5%
Associated Materials Inc., 9.75%, 04/15/12	340	339
Associated Materials Inc., 11.32%, 03/01/14 (d)	2,760	1,518
Nortek Inc., 8.50%, 09/01/14	1,420	1,342
NTK Holdings Inc., 10.75%, 03/01/14 (d) (j)	2,425	1,673
		4,872
Environmental Control - 0.2%
Allied Waste North America, 6.13%, 02/15/14	800	746
Safety-Kleen Services, 9.25%, 06/01/08 (n)	125	-
		746
Machinery - 0.4%
RathGibson Inc., 11.25%, 02/15/14 (e)	725	747
Terex Corp., 7.38%, 01/15/14	625	628
		1,375
Manufacturing - 0.5%
Applied Extrusion, 12.00%, 03/15/12	2	2
Jacuzzi Brands Inc., 9.63%, 07/01/10	875	927
Nutro Products Inc., 9.23%, 10/15/13 (e) (g)	160	165
Nutro Products Inc., 10.75%, 04/15/14 (e)	480	513
		1,607
Metal Fabrication & Hardware - 1.3%
Metals USA Inc., 11.13%, 12/01/15	2,040	2,233
Mueller Group Inc., 10.00%, 05/01/12	690	750
Mueller Holdings Inc., 14.75%, 04/15/14 (d)	1,670	1,470
		4,453
Packaging & Containers - 2.3%
Berry Plastics Holding Corp., 8.88%, 09/15/14 (e)	740	744
Graham Packaging Co. Inc., 9.88%, 10/15/14 (j)	2,225	2,186
Graphic Packaging International Corp., 8.50%, 08/15/11	245	251
Graphic Packaging International Corp., 9.50%, 08/15/13 (j)	1,435	1,467
Owens Brockway Glass Container Inc., 8.88%, 02/15/09	879	903
Owens-Illinois Inc., 8.10%, 05/15/07	1,000	1,010
Plastipak Holdings Inc., 8.50%, 12/15/15 (e)	535	540
Radnor Holdings Corp., 11.00%, 03/15/10 (n)	100	15
Smurfit-Stone Container Enterprises Inc., 9.75%, 02/01/11	107	110
Smurfit-Stone Container Enterprises Inc., 8.38%, 07/01/12	585	562
		7,788
Transportation - 1.1%
Grupo Transportacion Ferroviaria Mexicana SA DE CV, 10.25%, 06/15/07	200	204

Grupo Transportacion Ferroviaria Mexicana SA DE CV, 9.38%, 05/01/12	1,130	1,198
Grupo Transportacion Ferroviaria Mexicana SA DE CV, 12.50%, 06/15/12	60	66
Gulfmark Offshore Inc., 7.75%, 07/15/14 (d)	520	523
Holt Group Inc., 9.75%, 01/15/06 (n) (m)	125	-
OMI Corp., 7.63%, 12/01/13	425	429
Teekay Shipping Corp., 8.88%, 07/15/11	1,100	1,161
		3,581
TECHNOLOGY - 1.9%
Computers - 1.5%
Activant Solutions Inc., 9.50%, 05/01/16 (e)	715	661
Sungard Data Systems Inc., 9.13%, 08/15/13 (j)	400	414
Sungard Data Systems Inc., 10.25%, 08/15/15 (j)	2,015	2,075
UGS Capital Corp. II, 10.38%, 06/01/11 (e) (g)	1,045	1,061
UGS Capital Corp. II, 10.00%, 06/01/12	575	621
		4,832
Semiconductors - 0.4%
Amkor Technology Inc., 2.50%, 05/15/11 (h) (j)	815	680
MagnaChip Semiconductor SA, 8.00%, 12/15/14 (j)	1,290	784
		1,464
UTILITIES - 3.6%
Electric - 3.6%
AES China Generating Co., 8.25%, 06/26/10	155	152
AES Corp., 8.75%, 06/15/08	50	51
AES Corp., 9.50%, 06/01/09 (j)	2,700	2,882
AES Corp., 9.38%, 09/15/10	50	54
AES Corp., 8.88%, 02/15/11	25	27
AES Corp., 9.00%, 05/15/15 (e)	230	248
Edison Mission Energy, 7.73%, 06/15/09	125	128
Edison Mission Energy, 7.50%, 06/15/13 (e) (j)	170	172
Edison Mission Energy, 7.75%, 06/15/16 (e)	940	952
Ipalco Enterprises Inc., 8.63%, 11/14/11 (d)	80	86
Midwest Generation LLC, 8.56%, 01/02/16	693	736
Mirant Americas Generation LLC, 9.13%, 05/01/31	200	204
Mirant North America LLC, 7.38%, 12/31/13 (j)	1,780	1,782
Mission Energy Holding Co., 13.50%, 07/15/08	300	335
NRG Energy Inc., 7.25%, 02/01/14	525	521
NRG Energy Inc., 7.38%, 02/01/16	2,825	2,807
Orion Power Holdings Inc., 12.00%, 05/01/10	810	917
		12,054
Total Corporate Bonds and Notes (cost $310,127)		309,551

GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%
GOVERNMENT SECURITIES - 1.5%

Sovereign - 1.5%
Brazilian Government International Bond, 8.00%, 01/15/18	350	384
Brazilian Government International Bond, 11.00%, 08/17/40 (j)	880	1,145
Republic of Panama, 9.38%, 04/01/29	300	387
Russia Government International Bond, 5.00%, 03/31/30	2,720	3,036
Total Government and Agency Obligations (cost $4,867)		4,952

SHORT TERM INVESTMENTS - 19.8%
Money Market Funds - 0.1%
Dreyfus Cash Management Plus Fund, 5.22% (a)	353	353

Repurchase Agreement - 5.7%
Repurchase Agreement with Merrill Lynch & Co. Inc., 5.27% (Collateralized by $4,215 Resolution Funding Strip, 0.00%,
due 07/15/14, market value $2,914 and $31,515 Resolution Funding Strip, 0.00%, due 10/15/19, market value $16,467)
acquired on 09/29/06, due 10/02/06 at $19,008	19,000	19,000

Securities Lending Collateral - 14.0%
Mellon GSL Delaware Business Trust Collateral Fund	46,848	46,848
Total Short Term Investments (cost $66,201)		66,201

Total Investments - 113.8% (cost $382,179)		381,275
Other Assets and Liabilities, Net - (13.8%)		-46,345
Total Net Assets - 100%		$334,930

JNL/Western Strategic Bond Fund
COMMON STOCKS - 0.2%
BASIC MATERIALS - 0.0%
Chemicals - 0.0%
Applied Extrusion Technologies Inc. (b) (j) (m)	2	10

COMMUNICATIONS - 0.2%
Telecommunications - 0.0%
NTL Inc.	1	29

Wireless Telecommunications - 0.2%
American Tower Corp. (b)	23	855

CONSUMER, CYCLICAL - 0.0%
Home Furnishings - 0.0%
Home Interior Gift Inc. (b) (m)	491	5

CONSUMER, NON-CYCLICAL - 0.0%
Food - 0.0%

VFB LLC (b) (m)	79	2

Household Products - 0.0%
Continental AFA Dispensing Co. (b) (m)	9	47

TECHNOLOGY - 0.0%
Computers - 0.0%
Axiohm Transaction Solutions Inc. (b) (m)	1	-
Total Common Stocks (cost $637)		948

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
TCR Holdings - Class B (m)	-	-
TCR Holdings - Class C (m)	-	-
TCR Holdings - Class D (m)	1	-
TCR Holdings - Class E (m)	1	-
		-
Total Preferred Stocks (cost $0)		-

RIGHTS - 0.0%
GOVERNMENT SECURITIES - 0.0%
Venezuela Par Rights, 04/15/20	4	126
Total Rights (cost $0)		126

WARRANTS - 0.0%
CONSUMER, CYCLICAL - 0.0%
Mexican Warrant (b)	-	9
Pillowtex Corp. (m)	-	-
Total Warrants (cost $0)		9

ASSET BACKED AND NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 18.6%
ASSET BACKED SECURITIES - 2.0%
Automobile Asset Backed Securities - 0.4%
UPFC Auto Receivables Trust, 3.27%, 09/15/10	686	678
USAA Auto Owner Trust, 4.79%, 08/15/08	872	870
		1,548
Commercial and Residential Mortgage Backed Securities - 0.0%
Merrill Lynch Mortgage Investors Inc., 5.00%, 09/25/35 (e)	15	15

Manufactured Housing Asset Backed Securities - 0.2%
Green Tree Financial Corp., 7.07%, 01/15/29 (f)	545	560
Mid-State Trust, 7.34%, 07/01/35	342	362

		922
Other Asset Backed Securities - 1.4%
Amortizing Residential Collateral Trust, 6.53%, 08/25/32 (f) (g)	128	129
SACO I Inc., 5.25%, 03/25/36 (g)	2,659	2,659
SACO I Inc., 5.28%, 06/25/36 (g)	3,160	3,160
Sail Net Interest Margin Notes, 7.75%, 04/27/33 (e)	6	3
Sail Net Interest Margin Notes, 5.50%, 03/27/34 (e)	45	15
Sail Net Interest Margin Notes, 5.00%, 12/27/34 (e)	16	16
		5,982
NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 16.6%
Commercial and Residential Mortgage Backed Securities - 16.6%
ACE Securities Corp., 5.25%, 01/25/36 (f) (g)	2,889	2,889
Asset Backed Securities Corp Home Equity, 7.23%, 04/15/33 (f) (g)	352	351
Banc of America Funding Corp., 5.88%, 06/01/36 (f) (g)	3,694	3,717
Banc of America Mortgage Securities, 4.82%, 09/25/35 (f) (g)	2,079	2,049
Citigroup Mortgage Loan Trust Inc., 5.69%, 12/25/35 (f)	3,081	3,107
Commercial Mortgage Asset Trust, 7.35%, 01/17/32 (f)	400	447
Countrywide Asset-Backed Certificates, 6.58%, 06/25/34 (f) (g)	640	650
Countrywide Home Equity Loan Trust, 5.53%, 05/15/36 (f) (g)	3,490	3,490
CS First Boston Mortgage Securities Corp., 5.61%, 02/15/39 (f)	3,060	3,107
Deutsche ALT-A Securities Inc Alternate Loan Trust, 5.00%, 08/25/35 (f)	2,440	2,413
Downey Savings & Loan Association Mortgage Loan Trust, 5.48%, 03/19/46 (f) (g) (m)	1,074	1,074
Downey Savings & Loan Association Mortgage Loan Trust, 5.48%, 03/19/47 (f) (g) (m)	1,074	1,074
First Union National Bank Commercial Mortgage, 0.78%, 05/17/32	11,110	266
GSMPS Mortgage Loan Trust, 5.31%, 02/25/35 (e) (f) (g)	535	536
GSR Mortgage Loan Trust, 4.61%, 10/25/35 (f)	1,880	1,860
Harborview Mortgage Loan Trust, 5.67%, 06/20/35 (g)	3,380	3,392
Harborview Mortgage Loan Trust, 5.58%, 01/19/36 (g)	3,683	3,694
Indymac Home Equity Loan Asset-Backed Trust, 5.59%, 03/25/35 (g)	2,091	2,093
Indymac Index Mortgage Loan Trust, 5.29%, 03/25/35	2,956	3,034
Indymac Index Mortgage Loan Trust, 5.54%, 05/25/46 (g)	2,376	2,377
IXIS Real Estate Capital Trust, 5.14%, 08/25/36 (g)	963	963
JPMorgan Chase Commercial Mortgage Securities Corp., 5.81%, 06/12/43	3,020	3,123
Luminent Mortgage Trust, 5.27%, 05/25/46 (g)	1,473	1,471
MASTR Adjustable Rate Mortgages Trust, 4.47%, 10/25/34	1,176	1,182
MASTR Adjustable Rate Mortgages Trust, 4.61%, 12/25/34	574	570
MASTR Adjustable Rate Mortgages Trust, 4.85%, 01/25/36	1,730	1,710
MASTR Seasoned Securities Trust, 5.90%, 10/25/32	1,222	1,217
Merit Securities Corp., 6.82%, 09/28/32 (e) (g)	1,092	938
Merrill Lynch Mortgage Trust, 5.84%, 05/12/39	1,240	1,275
Morgan Stanley Mortgage Loan Trust, 4.07%, 08/25/34	970	963
Morgan Stanley Mortgage Loan Trust, 5.91%, 03/25/36	3,327	3,357
Novastar Home Equity Loan, 6.31%, 06/25/34 (g)	450	454

Residential Asset Securities Corp., 6.98%, 04/25/32 (g)	79	79
Residential Funding Mortgage Security I, 4.92%, 08/25/35	1,529	1,529
Structured Asset Mortgage Investments Inc., 6.71%, 08/25/35	677	692
Truman Capital Mortgage Loan Trust, 5.66%, 03/25/36 (e) (g) (m)	3,781	3,781
Washington Mutual Inc., 5.31%, 04/25/45 (g)	516	517
Wells Fargo Mortgage Backed Securities Trust, 4.55%, 02/25/35 (g)	4,382	4,289
Wells Fargo Mortgage Backed Securities Trust, 5.24%, 05/25/36	1,248	1,241
		70,971
Total Asset Backed and Non-U.S. Government Agency Mortgage-Backed Securities (cost $79,061)		79,438

CORPORATE BONDS AND NOTES - 25.8%
BASIC MATERIALS - 0.8%
Chemicals - 0.2%
Borden Chemicals & Plastics, 9.50%, 05/01/05 (n) (m)	140	2
Equistar Chemicals LP, 10.63%, 05/01/11	175	188
Georgia Gulf Corp., 9.50%, 10/15/14 (e)	50	50
Huntsman International LLC, 10.13%, 07/01/09 (j)	152	154
Lyondell Chemical Co., 11.13%, 07/15/12 (j)	225	245
Methanex Corp., 8.75%, 08/15/12	175	189
Millennium America Inc., 9.25%, 06/15/08	250	258
Westlake Chemical Corp., 6.63%, 01/15/16	150	143
		1,229
Forest Products & Paper - 0.5%
Boise Cascade LLC, 7.13%, 10/15/14	250	233
Smurfit Capital Funding Plc, 7.50%, 11/20/25	225	210
Weyerhaeuser Co., 6.75%, 03/15/12	1,520	1,589
		2,032
Office & Business Equipment - 0.1%
Abitibi-Consolidated Co., 8.38%, 04/01/15 (j)	295	268

COMMUNICATIONS - 1.8%
Advertising - 0.2%
Advanstar Communications Inc., 10.75%, 08/15/10	175	189
Interep National Radio Sales Inc., 10.00%, 07/01/08	100	86
RH Donnelley Corp., 6.88%, 01/15/13	75	68
RH Donnelley Corp., 6.88%, 01/15/13	125	114
RH Donnelley Corp., 8.88%, 01/15/16	350	351
RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (e)	175	193
		1,001
E - Commerce - 0.0%
FTD Inc., 7.75%, 02/15/14	170	167

Telecommunications - 1.4%

Deutsche Telekom International Finance BV, 5.75%, 03/23/16	550	538
Insight Midwest LP, 10.50%, 11/01/10	200	207
Intelsat Subsidiary Holding Co. Ltd., 10.48%, 01/15/12 (g)	75	76
Lucent Technologies Inc., 6.45%, 03/15/29	310	276
PanAmSat Corp., 9.00%, 08/15/14	65	67
Qwest Communications International Inc., 7.50%, 02/15/14 (d)	80	80
Qwest Communications International Inc., 7.50%, 02/15/14 (j)	255	256
Qwest Corp., 8.88%, 03/15/12 (d)	125	136
Qwest Corp., 6.88%, 09/15/33	505	461
Royal KPN NV, 8.00%, 10/01/10	660	713
Sprint Capital Corp., 8.38%, 03/15/12	1,150	1,289
Telefonos de Mexico, 8.75%, 01/31/16 (m)	1,000	89
Verizon Florida Inc., 6.13%, 01/15/13	1,620	1,640
		5,828
Wireless Telecommunications - 0.2%
American Tower Corp., 7.50%, 05/01/12	125	128
Nextel Communications Inc., 6.88%, 10/31/13	100	102
Nextel Communications Inc., 7.38%, 08/01/15	650	671
		901
CONSUMER, CYCLICAL - 4.3%
Airlines - 0.0%
Continental Airlines Inc., 6.54%, 03/15/08	19	18

Apparel - 0.1%
Levi Strauss & Co., 9.75%, 01/15/15	75	78

Automobiles - 0.5%
Breed Technologies Inc., 9.25%, 04/15/08 (n) (m)	250	-
DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	655	640
DaimlerChrysler NA Holding Corp., 5.88%, 03/15/11	500	501
Ford Motor Co., 6.63%, 10/01/28	100	75
Ford Motor Co., 7.45%, 07/16/31 (j)	950	734
General Motors Corp., 8.25%, 07/15/23	440	381
General Motors Corp., 8.38%, 07/15/33 (j)	20	17
		2,348
Electric - 0.0%
Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	150	144

Entertainment - 0.3%
AMC Entertainment Inc., 11.00%, 02/01/16	65	71
Echostar DBS Corp., 7.13%, 02/01/16 (e)	25	24
Herbst Gaming Inc., 8.13%, 06/01/12	175	179
Isle of Capri Casinos Inc., 7.00%, 03/01/14	250	238

Mohegan Tribal Gaming Authority, 7.13%, 08/15/14	75	75
Mohegan Tribal Gaming Authority, 6.88%, 02/15/15	100	98
Penn National Gaming Inc., 6.88%, 12/01/11 (j)	50	50
Penn National Gaming Inc., 6.75%, 03/01/15 (j)	225	219
Pinnacle Entertainment Inc., 8.75%, 10/01/13	175	186
		1,140
Home Furnishings - 0.0%
Sealy Mattress Co., 8.25%, 06/15/14 (j)	175	179

Lodging - 0.4%
Boyd Gaming Corp., 7.75%, 12/15/12	225	231
Boyd Gaming Corp., 6.75%, 04/15/14	25	25
Caesars Entertainment Inc., 8.13%, 05/15/11 (j)	125	132
Gaylord Entertainment Co., 6.75%, 11/15/14	200	191
Las Vegas Sands Corp., 6.38%, 02/15/15	225	211
MGM Mirage Inc., 6.75%, 09/01/12	375	370
Starwood Hotels & Resorts Worldwide Inc., 7.88%, 05/01/12 (d)	225	236
Station Casinos Inc., 6.50%, 02/01/14	100	94
Station Casinos Inc., 6.88%, 03/01/16	175	164
Turning Stone Resort Casino Enterprise, 9.13%, 12/15/10 (e)	175	177
		1,831
Media - 2.5%
CanWest Media Inc., 8.00%, 09/15/12	264	262
CBD Media Holdings LLC, 9.25%, 07/15/12	100	99
CCH I Holdings LLC, 12.13%, 01/15/15 (d)	75	51
CCH I LLC, 11.00%, 10/01/15 (j)	467	425
Charter Communications Operating LLC, 8.38%, 04/30/14 (e)	450	457
Clear Channel Communications Inc., 6.25%, 03/15/11	760	762
Comcast Cable Communications Holdings Inc., 8.88%, 05/01/17 (j)	400	483
Comcast Corp., 6.50%, 01/15/15	530	553
Comcast Corp., 6.50%, 01/15/17	50	52
CSC Holdings Inc., 8.13%, 08/15/09	150	155
CSC Holdings Inc., 7.25%, 04/15/12 (d) (j)	250	249
Dex Media West LLC, 9.88%, 08/15/13	196	212
DirecTV Holdings LLC, 8.38%, 03/15/13 (j)	130	135
DirecTV Holdings LLC, 6.38%, 06/15/15	135	127
Echostar DBS Corp., 6.63%, 10/01/14	575	547
Houghton Mifflin Co., 11.50%, 10/15/13 (d) (j)	125	109
Liberty Media Corp., 7.88%, 07/15/09	1,700	1,780
Lodgenet Entertainment Corp., 9.50%, 06/15/13	300	321
News America Inc., 5.30%, 12/15/14 (j)	1,350	1,324
Radio One Inc., 8.88%, 07/01/11	150	153
Rogers Cable Inc., 8.75%, 05/01/32	250	295

Sinclair Broadcast Group Inc., 8.00%, 03/15/12	35	35
Time Warner Inc., 7.63%, 04/15/31	1,175	1,298
Viacom Inc., 5.75%, 04/30/11 (e)	490	489
Videotron Ltee, 6.38%, 12/15/15	125	118
		10,491
Office & Business Equipment - 0.1%
Interface Inc., 10.38%, 02/01/10	125	136
Interface Inc., 9.50%, 02/01/14	50	52
Tempur-Pedic Inc., 10.25%, 08/15/10	130	136
Xerox Capital Trust I, 8.00%, 02/01/27 (j)	275	281
		605
Retail - 0.1%
Carrols Corp., 9.00%, 01/15/13	175	179
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (j)	100	108
Petco Animal Supplies Inc., 10.75%, 11/01/11	150	158
Sbarro Inc., 11.00%, 09/15/09 (j)	175	178
		623
Telecommunications - 0.3%
AT&T Broadband Corp., 8.38%, 03/15/13	975	1,112

CONSUMER, NON-CYCLICAL - 0.6%
Agriculture - 0.0%
Hines Nurseries Inc., 10.25%, 10/01/11	200	181

Commercial Services - 0.2%
Allied Security Escrow Corp., 11.38%, 07/15/11	75	76
Brand Services Inc., 12.00%, 10/15/12	100	112
Corrections Corp. of America, 6.25%, 03/15/13	100	98
Service Corp. International, 7.38%, 10/01/14, TBA (c) (e)	35	35
Service Corp. International, 7.63%, 10/01/18, TBA (c) (e)	55	55
		376
Food - 0.1%
Dole Food Co. Inc., 7.25%, 06/15/10	50	47
Dole Food Co. Inc., 8.88%, 03/15/11 (j)	25	24
Dole Food Co. Inc., 8.75%, 07/15/13 (d)	225	210
		281
Household Products - 0.0%
Spectrum Brands Inc., 8.50%, 10/01/13 (j)	45	39
Spectrum Brands Inc., 7.38%, 02/01/15	83	66
		105
Tobacco - 0.3%
Altria Group Inc., 7.00%, 11/04/13	1,300	1,417

Transportation - 0.0%
Hertz Corp., 8.88%, 01/01/14 (e)	75	79

ENERGY - 3.9%
Oil & Gas - 3.0%
Anadarko Finance Co., 7.50%, 05/01/31	740	847
Anadarko Petroleum Corp., 6.45%, 09/15/36	930	951
Chaparral Energy Inc., 8.50%, 12/01/15	225	224
Chesapeake Energy Corp., 6.63%, 01/15/16	275	266
Chesapeake Energy Corp., 6.50%, 08/15/17	275	259
ChevronTexaco Capital Co., 3.50%, 09/17/07	900	886
ConocoPhillips Holding Co., 6.95%, 04/15/29	1,680	1,937
Devon Energy Corp., 7.95%, 04/15/32	70	86
Devon Financing Corp. ULC, 6.88%, 09/30/11	300	319
Dresser-Rand Group Inc., 7.38%, 11/01/14 (d)	213	209
Exco Resources Inc., 7.25%, 01/15/11	250	244
Forest Oil Corp., 8.00%, 12/15/11	250	259
Gaz Capital for Gazprom, 8.63%, 04/28/34	550	682
Hess Corp., 7.30%, 08/15/31	780	878
Kerr-McGee Corp., 7.88%, 09/15/31	1,620	1,958
Magnum Hunter Resources Inc., 9.60%, 03/15/12	195	206
Morgan Stanley Bank AG for OAO Gazprom, 9.63%, 03/01/13	100	118
Pemex Project Funding Master Trust, 5.75%, 12/15/15 (e) (j)	200	195
Pemex Project Funding Master Trust, 6.63%, 06/15/35 (e)	100	98
Pogo Producing Co., 6.88%, 10/01/17 (j)	125	119
Stone Energy Corp., 8.25%, 12/15/11 (j)	175	177
Swift Energy Co., 7.63%, 07/15/11	200	201
Swift Energy Co., 9.38%, 05/01/12	50	53
Whiting Petroleum Corp., 7.00%, 02/01/14	150	146
XTO Energy Inc., 7.50%, 04/15/12	260	283
XTO Energy Inc., 6.25%, 04/15/13	850	877
		12,478
Pipelines - 0.9%
Dynegy Holdings Inc., 7.63%, 10/15/26	450	410
El Paso Corp., 7.88%, 06/15/12	325	337
El Paso Corp., 7.80%, 08/01/31	75	77
El Paso Corp., 7.75%, 01/15/32 (j)	1,125	1,153
Kinder Morgan Energy Partners LP, 6.30%, 02/01/09	130	132
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	570	594
Williams Cos. Inc., 7.13%, 09/01/11	50	51
Williams Cos. Inc., 7.63%, 07/15/19 (j)	75	78
Williams Cos. Inc., 7.88%, 09/01/21 (j)	100	105
Williams Cos. Inc., 8.75%, 03/15/32 (d)	975	1,068

		4,005
FINANCIALS - 10.4%
Banks - 3.9%
Aiful Corp., 5.00%, 08/10/10 (e)	550	535
Bank of America Corp., 7.40%, 01/15/11	1,375	1,488
Citigroup Inc., 4.13%, 02/22/10	1,840	1,785
Corp Andina de Fomento, 6.88%, 03/15/12	1,050	1,119
Glitnir Banki hf, 6.33%, 07/28/11 (e)	540	551
Glitnir Banki hf, 6.69%, 06/15/16 (e)	870	890
Goldman Sachs Group LP, 4.50%, 06/15/10	730	713
Kaupthing Bank hf, 5.37%, 04/12/11	1,330	1,330
Kaupthing Bank Hf, 5.75%, 10/04/11, TBA (c) (e)	120	119
Kaupthing Bank hf, 7.13%, 05/19/16 (e)	300	315
Landsbanki Islands hf, 6.10%, 08/25/11 (e)	1,350	1,364
Morgan Stanley, 4.75%, 04/01/14	1,875	1,783
Shinsei Finance Cayman Ltd., 6.42%, 07/20/16 (e)	680	675
Wachovia Corp., 5.25%, 08/01/14	1,730	1,711
Wells Fargo & Co., 5.30%, 08/26/11	1,580	1,591
		15,969
Commercial Services - 0.1%
Resona Preferred Global Securities Cayman Ltd., 7.19%, 07/30/15 (e)	500	518

Diversified Financial Services - 6.2%
Airplanes Pass Through Trust, 10.88%, 03/15/12 (n) (m)	247	-
Alamosa Delaware Inc., 11.00%, 07/31/10	121	132
BCP Crystal US Holdings Corp., 9.63%, 06/15/14	97	105
CCM Merger Inc., 8.00%, 08/01/13 (e)	125	120
Contifinancial Corp Liquidating Trust, 0.00%, 06/15/10 (m)	230	-
El Paso Corp., 7.75%, 07/15/11 (e) (j)	1,290	1,325
Ford Motor Credit Co., 5.80%, 01/12/09	2,500	2,380
Ford Motor Credit Co., 7.38%, 10/28/09	2,500	2,430
Ford Motor Credit Co., 7.88%, 06/15/10	1,375	1,339
Ford Motor Credit Co., 10.64%, 06/15/11 (e) (g)	600	627
General Electric Capital Corp., 4.13%, 09/01/09	1,830	1,785
GMAC LLC, 6.13%, 08/28/07	3,120	3,116
GMAC LLC, 4.38%, 12/10/07	240	234
GMAC LLC, 5.13%, 05/09/08 (j)	170	167
GMAC LLC, 5.85%, 01/14/09	240	235
GMAC LLC, 5.63%, 05/15/09	2,600	2,535
GMAC LLC, 7.25%, 03/02/11	25	25
GMAC LLC, 6.88%, 09/15/11	1,025	1,020
GMAC LLC, 6.75%, 12/01/14 (j)	465	454
GMAC LLC, 8.00%, 11/01/31 (j)	75	78

Hexion US Finance Corp., 9.00%, 07/15/14 (d)	90	92
HSBC Finance Capital Trust IX, 5.91%, 11/30/35	2,000	2,000
ILFC E-Capital Trust I, 5.90%, 12/21/65 (e)	400	403
JPMorgan Chase & Co., 6.63%, 03/15/12	1,168	1,239
JPMorgan Chase & Co., 5.13%, 09/15/14	1,280	1,255
Lehman Brothers Holdings Inc., 4.00%, 01/22/08	500	492
Lehman Brothers Holdings Inc., 4.50%, 07/26/10	400	389
Lehman Brothers Holdings E-Capital Trust I, 6.17%, 08/19/65 (g)	330	332
MBNA Corp., 6.25%, 01/17/07	275	276
MBNA Corp., 4.63%, 09/15/08	675	667
MUFG Capital Finance 1 Ltd., 6.35%, 07/25/16	360	363
Nebco Evans Holding Co., 12.38%, 07/15/07 (n) (m)	350	-
Rainbow National Services LLC, 10.38%, 09/01/14 (e)	125	141
TNK-BP Finance SA, 7.50%, 07/18/16 (e)	690	721
Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14 (j)	400	388
		26,865
Investment Companies - 0.1%
Credit Suisse USA Inc., 5.50%, 08/16/11	330	333

Real Estate Investment Trusts - 0.1%
Host Marriott LP, 9.50%, 01/15/07 (j)	75	76
Host Marriott LP, 7.13%, 11/01/13	50	51
Host Marriott LP, 6.38%, 03/15/15	250	242
Omega Healthcare Investors Inc., 7.00%, 01/15/16 (j)	275	271
		640
HEALTH CARE - 0.8%
Healthcare Providers & Services - 0.7%
Ameripath Inc., 10.50%, 04/01/13 (j)	225	239
DaVita Inc., 7.25%, 03/15/15 (j)	165	162
Extendicare Health Services Inc., 9.50%, 07/01/10	150	157
Extendicare Health Services Inc., 6.88%, 05/01/14	25	27
Genesis HealthCare Corp., 8.00%, 10/15/13 (j)	225	233
HCA Inc., 6.30%, 10/01/12	29	25
HCA Inc., 6.25%, 02/15/13	340	284
HCA Inc., 5.75%, 03/15/14	580	455
HCA Inc., 7.19%, 11/15/15	175	146
HCA Inc., 6.50%, 02/15/16	178	142
IASIS Healthcare LLC, 8.75%, 06/15/14	250	242
Psychiatric Solutions Inc., 10.63%, 06/15/13	100	109
Psychiatric Solutions Inc., 7.75%, 07/15/15	150	146
Tenet Healthcare Corp., 7.38%, 02/01/13 (j)	275	248
Tenet Healthcare Corp., 9.88%, 07/01/14 (j)	25	25
Triad Hospitals Inc., 7.00%, 11/15/13	250	243

Warner Chilcott Corp., 8.75%, 02/01/15 (d) (j)	175	181
		3,064
Pharmaceuticals - 0.1%
Omnicare Inc., 6.88%, 12/15/15 (j)	125	121
Valeant Pharmaceuticals International, 7.00%, 12/15/11	300	283
		404
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Argo-Tech Corp., 9.25%, 06/01/11	175	182
DRS Technologies Inc., 7.63%, 02/01/18 (j)	50	51
L-3 Communications Corp., 7.63%, 06/15/12	200	206
Moog Inc., 6.25%, 01/15/15	150	143
		582
Building Materials - 0.0%
Associated Materials Inc., 11.32%, 03/01/14 (d)	350	193

Diversified Machinery - 0.1%
Case New Holland Inc., 9.25%, 08/01/11	25	27

Environmental Control - 0.3%
Allied Waste North America, 8.50%, 12/01/08	100	105
Allied Waste North America, 9.25%, 09/01/12	100	107
Safety-Kleen Services, 9.25%, 06/01/08 (n)	375	-
Waste Management Inc., 6.38%, 11/15/12	850	888
		1,100
Machinery - 0.0%
RathGibson Inc., 11.25%, 02/15/14 (e)	150	155

Manufacturing - 0.4%
Applied Extrusion, 12.00%, 03/15/12	1	1
Koppers Inc., 9.88%, 10/15/13	25	27
Tyco International Group SA, 6.13%, 11/01/08	1,125	1,141
Tyco International Group SA, 6.00%, 11/15/13	590	611
		1,780
Metal Fabrication & Hardware - 0.0%
Mueller Group Inc., 10.00%, 05/01/12	97	106
Mueller Holdings Inc., 14.75%, 04/15/14 (d)	32	28
		134
Packaging & Containers - 0.2%
Graphic Packaging International Corp., 8.50%, 08/15/11 (j)	85	87
Graphic Packaging International Corp., 9.50%, 08/15/13	190	194
Owens Brockway Glass Container Inc., 8.25%, 05/15/13	375	384
Plastipak Holdings Inc., 8.50%, 12/15/15 (e)	150	152

Radnor Holdings Corp., 11.00%, 03/15/10 (n)	125	19
		836
Transportation - 0.0%
Holt Group Inc., 9.75%, 01/15/06 (n) (m)	200	-
OMI Corp., 7.63%, 12/01/13	175	177
		177
TECHNOLOGY - 0.3%
Computers - 0.3%
Electronic Data Systems Corp., 7.13%, 10/15/09	840	878
Seagate Technology HDD Holdings, 8.00%, 05/15/09	120	125
Sungard Data Systems Inc., 9.13%, 08/15/13 (j)	75	78
		1,081
UTILITIES - 1.7%
Electric - 1.7%
AES Corp., 9.38%, 09/15/10	250	270
AES Corp., 8.88%, 02/15/11	50	54
AES Corp., 7.75%, 03/01/14 (j)	200	208
Dominion Resources Inc., 5.70%, 09/17/12	890	895
Duke Energy Corp., 4.20%, 10/01/08	800	783
Duke Energy Corp., 5.63%, 11/30/12	270	274
Edison Mission Energy, 7.73%, 06/15/09	25	26
Exelon Corp., 5.63%, 06/15/35	950	897
FirstEnergy Corp., 6.45%, 11/15/11	510	532
FirstEnergy Corp., 7.38%, 11/15/31	1,090	1,260
Mirant Americas Generation LLC, 8.30%, 05/01/11	300	300
NRG Energy Inc., 7.25%, 02/01/14	100	99
NRG Energy Inc., 7.38%, 02/01/16	485	482
Pacific Gas & Electric Co., 6.05%, 03/01/34	530	533
TXU Corp., 5.55%, 11/15/14	280	265
TXU Corp., 6.55%, 11/15/34 (j)	300	283
TXU Electric Delivery Co., 6.38%, 01/15/15	60	62
		7,223
Total Corporate Bonds and Notes (cost $111,189)		109,988

GOVERNMENT AND AGENCY OBLIGATIONS - 54.9%
GOVERNMENT SECURITIES - 13.5%
Municipals - 0.2%
Region of Lombardy Italy, 5.80%, 10/25/32	750	766

Sovereign - 2.3%
Brazilian Government International Bond, 8.00%, 01/15/18 (f)	314	344
Brazilian Government International Bond, 8.75%, 02/04/25 (f)	1,025	1,221
Colombia Government International Bond, 10.00%, 01/23/12 (j)	80	93

Colombia Government International Bond, 10.75%, 01/15/13 (f)	275	336
Mexico Government International Bond, 10.38%, 02/17/09 (f)	40	45
Mexico Government International Bond, 6.38%, 01/16/13 (f)	401	422
Mexico Government International Bond, 5.88%, 01/15/14 (j)	875	895
Mexico Government International Bond, 8.13%, 12/30/19 (f)	550	660
Panama Government International Bond, 7.25%, 03/15/15 (f)	500	534
Province of Quebec Canada, 4.60%, 05/26/15 (j)	1,475	1,418
Russia Government International Bond, 11.00%, 07/24/18 (f)	625	900
Russia Government International Bond, 5.00%, 03/31/30	1,280	1,429
Telecom Italia Capital SA, 5.25%, 10/01/15	1,400	1,297
		9,897
Treasury Inflation Index Securities - 1.6%
U.S. Treasury Inflation Indexed Bond, 2.38%, 04/15/11 (j)	2,040	2,094
U.S. Treasury Inflation Indexed Bond, 2.00%, 01/15/16 (j)	3,940	3,947
U.S. Treasury Inflation Indexed Bond, 2.00%, 01/15/26 (j)	940	924
		6,965
U.S. Treasury Securities - 9.4%
U.S. Treasury Bond, 8.00%, 11/15/21 (j)	3,200	4,281
U.S. Treasury Bond, 6.13%, 11/15/27 (j)	100	117
U.S. Treasury Bond, 4.50%, 02/15/36 (j)	8,030	7,694
U.S. Treasury Note, 4.38%, 12/31/07 (j)	8,200	8,152
U.S. Treasury Note, 3.50%, 02/15/10 (j)	4,395	4,244
U.S. Treasury Note, 3.63%, 01/15/10 (j)	3,350	3,251
U.S. Treasury Note, 4.50%, 02/28/11 (j)	5,590	5,569
U.S. Treasury Note, 4.25%, 11/15/14 (j)	350	341
U.S. Treasury Note, 4.50%, 11/15/15 (j)	410	406
U.S. Treasury Note, 4.50%, 02/15/16 (j)	2,070	2,049
U.S. Treasury Strip Principal, 7.04%, 11/15/20 (f) (i)	10,080	4,186
		40,290
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 41.4%
Federal Home Loan Bank - 0.5%
Federal Home Loan Bank, 5.50%, 07/15/36 (j)	2,000	2,103

Federal Home Loan Mortgage Corp. - 0.5%
Federal Home Loan Mortgage Corp., 1165.50%, 06/15/21	-	-
Federal Home Loan Mortgage Corp., 6.00%, 10/15/33, TBA (c)	2,000	2,010
		2,010
Federal National Mortgage Association - 34.6%
Federal National Mortgage Association, 5.00%, 06/25/07 (i) (k)	385	371
Federal National Mortgage Association, 4.25%, 09/15/07 (j)	4,200	4,166
Federal National Mortgage Association, 5.00%, 09/15/08 (j)	1,490	1,490
Federal National Mortgage Association, 5.50%, 10/01/17, TBA (c)	16,500	16,490
Federal National Mortgage Association, 6.00%, 10/21/17, TBA (c)	90	91

Federal National Mortgage Association, 5.00%, 10/20/18, TBA (c)	8,400	8,253
Federal National Mortgage Association, 10.40%, 04/25/19	4	4
Federal National Mortgage Association, 6.50%, 02/01/26	10	10
Federal National Mortgage Association, 7.50%, 08/01/29	10	10
Federal National Mortgage Association, 8.00%, 08/01/29	2	2
Federal National Mortgage Association, 7.50%, 09/01/29	23	24
Federal National Mortgage Association, 7.50%, 03/01/30	8	8
Federal National Mortgage Association, 8.00%, 04/01/30	8	8
Federal National Mortgage Association, 7.50%, 05/01/30	3	3
Federal National Mortgage Association, 7.50%, 06/01/30	7	7
Federal National Mortgage Association, 7.50%, 06/01/30	4	4
Federal National Mortgage Association, 7.50%, 07/01/30	-	-
Federal National Mortgage Association, 7.50%, 07/01/30	6	6
Federal National Mortgage Association, 8.00%, 07/01/30	20	21
Federal National Mortgage Association, 8.00%, 08/01/30	7	7
Federal National Mortgage Association, 7.50%, 09/01/30	2	2
Federal National Mortgage Association, 8.00%, 10/01/30	97	103
Federal National Mortgage Association, 7.50%, 11/01/30	6	6
Federal National Mortgage Association, 7.50%, 12/01/30	3	3
Federal National Mortgage Association, 7.50%, 01/01/31	4	4
Federal National Mortgage Association, 8.00%, 01/01/31	23	25
Federal National Mortgage Association, 8.00%, 01/01/31	34	36
Federal National Mortgage Association, 7.50%, 02/01/31	15	16
Federal National Mortgage Association, 7.50%, 02/01/31	19	20
Federal National Mortgage Association, 8.00%, 02/01/31	6	6
Federal National Mortgage Association, 7.50%, 03/01/31	9	9
Federal National Mortgage Association, 7.00%, 07/01/32	34	35
Federal National Mortgage Association, 6.00%, 07/01/32	21	22
Federal National Mortgage Association, 6.00%, 09/01/32	148	149
Federal National Mortgage Association, 7.50%, 09/01/32	22	23
Federal National Mortgage Association, 5.00%, 11/01/33, TBA (c)	1,000	961
Federal National Mortgage Association, 5.50%, 10/01/35, TBA (c)	65,000	64,025
Federal National Mortgage Association, 5.00%, 10/13/35, TBA (c)	14,825	14,246
Federal National Mortgage Association, 6.56%, 11/01/35 (g)	377	386
Federal National Mortgage Association, 4.50%, 10/01/36, TBA (c)	7,000	6,539
Federal National Mortgage Association, 6.00%, 10/01/36, TBA (c)	30,200	30,332
		147,923
Government National Mortgage Association - 5.8%
Government National Mortgage Association, 5.00%, 10/01/34, TBA (c)	7,400	7,187
Government National Mortgage Association, 6.00%, 10/01/36, TBA (c)	17,200	17,404
		24,591
Total Government and Agency Obligations (cost $232,512)		234,555

SHORT TERM INVESTMENTS - 53.8%
Money Market Funds - 0.1%
Dreyfus Cash Management Plus Fund, 5.22% (a)	347	347

Repurchase Agreement - 38.8%
Repurchase Agreement with Merrill Lynch & Co. Inc., 5.27% (Collateralized by $100,000 Federal National Mortgage Association, 5.40%,
due 04/13/09, market value $100,125 and $66,615 Federal Home Loan Bank, 4.75%, due 12/12/08, market value $65,866) acquired on
09/29/06, due 10/02/06 at $166,073	166,000	166,000

Securities Lending Collateral - 14.9%
Mellon GSL Delaware Business Trust Collateral Fund	63,427	63,427
Total Short Term Investments (cost $229,774)		229,774

Total Investments - 153.3% (cost $653,173)		654,829
Other Assets and Liabilities, Net - (53.3%)		-227,772
Total Net Assets - 100%		$427,057

JNL/Western U.S. Government & Quality Bond Fund
OPTIONS - 0.0%
Options - 0.0%
US Treasury Call, Strike 102.0312 11/06/2006 (m)	$4,000	31
Total Options (cost $31)		31

ASSET BACKED AND NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.8%
ASSET BACKED SECURITIES - 2.4%
Credit Card Asset Backed Securities - 0.6%
Compucredit Acquired Portfolio Voltage Master Trust, 5.50%, 09/15/01 (e) (g) (m)	1,430	1,430

Manufactured Housing Asset Backed Securities - 0.2%
Green Tree Financial Corp., 7.07%, 01/15/29	511	525

Other Asset Backed Securities - 1.6%
ACE Securities Corp., 5.23%, 02/25/31 (f) (g)	1,943	1,943
SACO I Inc., 5.28%, 06/25/36 (g)	1,794	1,794
		3,737
NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.4%
Commercial and Residential Mortgage Backed Securities - 5.4%
Countrywide Home Equity Loan Trust, 5.62%, 02/15/34 (f) (g)	1,753	1,758
Countrywide Home Equity Loan Trust, 5.59%, 05/15/34 (e) (f) (g) (m)	2,005	2,008
Commercial Mortgage Pass Through Certificates, 5.45%, 07/16/34 (e)	5,104	5,149
MASTR Adjustable Rate Mortgages Trust, 4.34%, 02/25/34 (f)	1,877	1,852
Waverly Community School, 5.21%, 06/25/36 (f) (g)	1,854	1,854
		12,621
Total Asset Backed and Non-U.S. Government Agency Mortgage-Backed Securities (cost $18,403)		18,313

GOVERNMENT AND AGENCY OBLIGATIONS - 96.1%
GOVERNMENT SECURITIES - 29.2%
Treasury Inflation Index Securities - 0.8%
U.S. Treasury Inflation Indexed Bond, 2.38%, 04/15/11 (j)	1,860	1,909

U.S. Treasury Securities - 28.4%
U.S. Treasury Bond, 6.63%, 02/15/27 (f)	2,350	2,890
U.S. Treasury Bond, 6.38%, 08/15/27	1,000	1,200
U.S. Treasury Bond, 5.25%, 02/15/29 (f)	2,000	2,115
U.S. Treasury Bond, 6.13%, 08/15/29	1,250	1,474
U.S. Treasury Bond, 5.38%, 02/15/31 (f) (k)	12,000	12,961
U.S. Treasury Bond, 4.50%, 02/15/36 (j)	2,120	2,031
U.S. Treasury Note, 4.63%, 02/29/08 (j)	1,900	1,895
U.S. Treasury Note, 3.38%, 11/15/08	1,300	1,266
U.S. Treasury Note, 3.38%, 10/15/09 (j)	15,000	14,477
U.S. Treasury Note, 3.50%, 02/15/10 (j)	5,920	5,717
U.S. Treasury Note, 4.25%, 08/15/13 (j)	8,680	8,497
U.S. Treasury Note, 4.25%, 08/15/14 (j)	5,000	4,879
U.S. Treasury Note, 4.25%, 11/15/14 (j)	1,200	1,170
U.S. Treasury Note, 4.00%, 02/15/15 (j)	1,660	1,589
U.S. Treasury Note, 4.25%, 08/15/15 (j)	2,000	1,946
U.S. Treasury Note, 4.50%, 11/15/15 (j)	2,500	2,476
		66,583
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 66.9%
Federal Home Loan Bank - 3.5%
Federal Home Loan Bank, 5.80%, 09/02/08 (j)	3,500	3,543
Federal Home Loan Bank, 5.25%, 12/11/20 (f)	4,500	4,543
		8,086
Federal Home Loan Mortgage Corp. - 5.5%
Federal Home Loan Mortgage Corp., 7.00%, 07/01/11	3	3
Federal Home Loan Mortgage Corp., 4.50%, 07/01/12, TBA (c)	1,000	964
Federal Home Loan Mortgage Corp., 6.50%, 08/01/13	24	24
Federal Home Loan Mortgage Corp., 8.25%, 04/01/17	1	1
Federal Home Loan Mortgage Corp., 8.00%, 07/01/20	50	52
Federal Home Loan Mortgage Corp., 5.50%, 01/15/23	3,297	86
Federal Home Loan Mortgage Corp., 6.00%, 11/01/28	522	528
Federal Home Loan Mortgage Corp., 7.00%, 04/01/29 (f)	108	111
Federal Home Loan Mortgage Corp., 7.00%, 10/01/31	5	5
Federal Home Loan Mortgage Corp., 7.00%, 11/01/31	4	5
Federal Home Loan Mortgage Corp., 7.00%, 02/01/32	133	137
Federal Home Loan Mortgage Corp., 7.00%, 03/01/32	131	135
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	87	90
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	13	14
Federal Home Loan Mortgage Corp., 4.50%, 04/15/32	183	165
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	14	14

Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	7	7
Federal Home Loan Mortgage Corp., 7.00%, 08/01/32	10	10
Federal Home Loan Mortgage Corp., 5.00%, 08/01/33	1,793	1,731
Federal Home Loan Mortgage Corp., 5.00%, 10/01/35, TBA (c)	9,200	8,846
		12,928
Federal National Mortgage Association - 48.9%
Federal National Mortgage Association, 5.46%, 02/17/09 (g) (j)	2,000	1,940
Federal National Mortgage Association, 12.50%, 09/20/15	1	1
Federal National Mortgage Association, 12.00%, 01/01/16	68	74
Federal National Mortgage Association, 12.00%, 01/15/16	1	1
Federal National Mortgage Association, 12.50%, 01/15/16	35	39
Federal National Mortgage Association, 5.50%, 10/01/17, TBA (c)	7,000	6,996
Federal National Mortgage Association, 5.50%, 11/19/17, TBA (c)	5,400	5,395
Federal National Mortgage Association, 5.00%, 10/20/18, TBA (c)	4,900	4,814
Federal National Mortgage Association, 5.00%, 02/01/19	964	949
Federal National Mortgage Association, 11.50%, 09/01/19	-	-
Federal National Mortgage Association, 10.50%, 08/01/20	8	9
Federal National Mortgage Association, 6.50%, 03/01/26	7	7
Federal National Mortgage Association, 7.00%, 05/01/26	10	10
Federal National Mortgage Association, 7.00%, 11/01/28	18	19
Federal National Mortgage Association, 7.00%, 12/01/28	4	4
Federal National Mortgage Association, 7.00%, 12/01/28	6	6
Federal National Mortgage Association, 7.00%, 03/01/29	43	44
Federal National Mortgage Association, 7.00%, 03/01/29	6	7
Federal National Mortgage Association, 8.00%, 07/01/29	1	1
Federal National Mortgage Association, 8.00%, 11/01/29	19	20
Federal National Mortgage Association, 8.00%, 12/01/29	32	34
Federal National Mortgage Association, 7.00%, 01/01/30	34	36
Federal National Mortgage Association, 8.00%, 01/01/30	43	45
Federal National Mortgage Association, 8.00%, 02/01/30	8	8
Federal National Mortgage Association, 8.00%, 05/01/30	3	3
Federal National Mortgage Association, 6.53%, 05/25/30	619	622
Federal National Mortgage Association, 8.00%, 09/01/30	-	-
Federal National Mortgage Association, 8.00%, 10/01/30	41	43
Federal National Mortgage Association, 8.00%, 01/01/31	103	109
Federal National Mortgage Association, 8.00%, 01/01/31	6	6
Federal National Mortgage Association, 6.00%, 02/01/31	358	361
Federal National Mortgage Association, 7.50%, 02/01/31	57	59
Federal National Mortgage Association, 8.00%, 02/01/31	22	23
Federal National Mortgage Association, 8.00%, 02/01/31	25	27
Federal National Mortgage Association, 8.00%, 03/01/31	8	8
Federal National Mortgage Association, 8.00%, 03/01/31	9	10
Federal National Mortgage Association, 8.00%, 03/01/31	10	10

Federal National Mortgage Association, 8.00%, 04/01/31	3	3
Federal National Mortgage Association, 6.00%, 01/01/33	1,607	1,619
Federal National Mortgage Association, 5.00%, 11/01/33, TBA (c)	2,000	1,921
Federal National Mortgage Association, 5.00%, 09/01/35	197	189
Federal National Mortgage Association, 5.00%, 09/01/35	203	196
Federal National Mortgage Association, 5.50%, 10/01/35, TBA (c)	8,400	8,274
Federal National Mortgage Association, 6.00%, 10/01/35	70	70
Federal National Mortgage Association, 6.00%, 10/01/35	976	981
Federal National Mortgage Association, 6.00%, 10/01/35	653	656
Federal National Mortgage Association, 5.00%, 10/13/35, TBA (c)	9,250	8,889
Federal National Mortgage Association, 6.00%, 11/01/35	897	901
Federal National Mortgage Association, 6.00%, 11/01/35	664	667
Federal National Mortgage Association, 6.00%, 11/01/35	176	177
Federal National Mortgage Association, 5.00%, 12/01/35	648	623
Federal National Mortgage Association, 6.00%, 02/01/36	623	626
Federal National Mortgage Association, 6.50%, 02/01/36	795	810
Federal National Mortgage Association, 6.50%, 02/01/36	780	794
Federal National Mortgage Association, 6.50%, 02/01/36	1,856	1,890
Federal National Mortgage Association, 5.00%, 03/01/36	271	260
Federal National Mortgage Association, 6.00%, 03/01/36	466	469
Federal National Mortgage Association, 6.00%, 03/01/36	798	802
Federal National Mortgage Association, 6.00%, 03/01/36	209	210
Federal National Mortgage Association, 6.50%, 03/01/36	3,658	3,725
Federal National Mortgage Association, 5.00%, 04/01/36	375	361
Federal National Mortgage Association, 5.00%, 04/01/36	367	353
Federal National Mortgage Association, 5.00%, 04/01/36	1,083	1,042
Federal National Mortgage Association, 5.00%, 04/01/36	116	112
Federal National Mortgage Association, 5.00%, 04/01/36	255	245
Federal National Mortgage Association, 5.50%, 04/01/36	317	312
Federal National Mortgage Association, 5.50%, 04/01/36	34	33
Federal National Mortgage Association, 5.50%, 04/01/36	180	177
Federal National Mortgage Association, 5.50%, 04/01/36	232	229
Federal National Mortgage Association, 5.50%, 04/01/36	973	958
Federal National Mortgage Association, 5.50%, 04/01/36	71	70
Federal National Mortgage Association, 5.50%, 04/01/36	666	656
Federal National Mortgage Association, 5.50%, 04/01/36	39	39
Federal National Mortgage Association, 5.50%, 04/01/36	258	254
Federal National Mortgage Association, 5.50%, 04/01/36	331	326
Federal National Mortgage Association, 6.00%, 04/01/36	248	250
Federal National Mortgage Association, 6.00%, 04/01/36	547	550
Federal National Mortgage Association, 6.00%, 04/01/36	898	902
Federal National Mortgage Association, 5.00%, 05/01/36	138	133
Federal National Mortgage Association, 5.00%, 05/01/36	447	429

Federal National Mortgage Association, 5.50%, 05/01/36	335	330
Federal National Mortgage Association, 5.50%, 05/01/36	299	295
Federal National Mortgage Association, 5.50%, 05/01/36	571	562
Federal National Mortgage Association, 5.50%, 05/01/36	84	82
Federal National Mortgage Association, 5.50%, 05/01/36	668	658
Federal National Mortgage Association, 5.50%, 05/01/36	36	35
Federal National Mortgage Association, 5.50%, 05/01/36	316	311
Federal National Mortgage Association, 5.50%, 05/01/36	44	43
Federal National Mortgage Association, 5.50%, 05/01/36	299	295
Federal National Mortgage Association, 5.50%, 05/01/36	409	403
Federal National Mortgage Association, 5.50%, 05/01/36	288	283
Federal National Mortgage Association, 5.50%, 05/01/36	215	212
Federal National Mortgage Association, 5.50%, 05/01/36	166	164
Federal National Mortgage Association, 5.50%, 05/01/36	629	620
Federal National Mortgage Association, 5.50%, 05/01/36	99	98
Federal National Mortgage Association, 5.50%, 05/01/36	983	968
Federal National Mortgage Association, 6.00%, 05/01/36	977	981
Federal National Mortgage Association, 6.00%, 05/01/36	199	200
Federal National Mortgage Association, 5.00%, 06/01/36	849	816
Federal National Mortgage Association, 5.00%, 06/01/36	9,903	9,517
Federal National Mortgage Association, 5.00%, 06/01/36	1,991	1,914
Federal National Mortgage Association, 5.00%, 06/01/36	498	478
Federal National Mortgage Association, 5.50%, 06/01/36	164	162
Federal National Mortgage Association, 5.50%, 06/01/36	987	973
Federal National Mortgage Association, 5.50%, 06/01/36	36	36
Federal National Mortgage Association, 5.50%, 06/01/36	163	161
Federal National Mortgage Association, 5.50%, 06/01/36	672	662
Federal National Mortgage Association, 5.50%, 06/01/36	309	304
Federal National Mortgage Association, 5.50%, 06/01/36	499	491
Federal National Mortgage Association, 5.50%, 06/01/36	956	941
Federal National Mortgage Association, 5.50%, 06/01/36	371	366
Federal National Mortgage Association, 5.50%, 06/01/36	25	25
Federal National Mortgage Association, 5.50%, 06/01/36	112	111
Federal National Mortgage Association, 6.00%, 06/01/35	178	179
Federal National Mortgage Association, 6.00%, 06/01/36	399	401
Federal National Mortgage Association, 6.00%, 06/01/36	372	373
Federal National Mortgage Association, 6.00%, 06/01/36	431	433
Federal National Mortgage Association, 6.00%, 06/01/36	393	394
Federal National Mortgage Association, 6.00%, 06/01/36	498	500
Federal National Mortgage Association, 5.50%, 07/01/36	585	576
Federal National Mortgage Association, 5.50%, 07/01/36	183	181
Federal National Mortgage Association, 5.50%, 07/01/36	649	640
Federal National Mortgage Association, 5.50%, 07/01/36	733	723

Federal National Mortgage Association, 5.50%, 07/01/36	199	196
Federal National Mortgage Association, 6.00%, 07/01/36	399	401
Federal National Mortgage Association, 6.00%, 07/01/36	528	530
Federal National Mortgage Association, 6.00%, 07/01/36	472	474
Federal National Mortgage Association, 5.50%, 08/01/36	764	752
Federal National Mortgage Association, 5.50%, 08/01/36	27	26
Federal National Mortgage Association, 6.00%, 08/01/36	333	334
Federal National Mortgage Association, 6.00%, 08/01/36	549	552
Federal National Mortgage Association, 6.00%, 08/01/36	426	428
Federal National Mortgage Association, 6.00%, 08/01/36	361	363
Federal National Mortgage Association, 6.00%, 09/01/36	285	286
Federal National Mortgage Association, 6.00%, 10/01/36, TBA (c)	8,950	8,989
Federal National Mortgage Association, 4.68%, 06/25/43 (f)	10,000	9,608
		114,759
Government National Mortgage Association - 9.0%
Government National Mortgage Association, 13.50%, 07/15/10	33	37
Government National Mortgage Association, 5.00%, 10/01/34, TBA (c)	4,900	4,759
Government National Mortgage Association, 5.50%, 10/01/35, TBA (c)	1,700	1,688
Government National Mortgage Association, 6.00%, 11/01/35, TBA (c)	5,000	5,056
Government National Mortgage Association, 6.00%, 10/01/36, TBA (c)	9,400	9,512
		21,052
Total Government and Agency Obligations (cost $223,806)		225,317

SHORT TERM INVESTMENTS - 50.2%
Money Market Funds - 0.3%
Dreyfus Cash Management Plus Fund, 5.22% (a)	627	627

Securities Lending Collateral - 22.3%
Mellon GSL Delaware Business Trust Collateral Fund	52,247	52,247

U.S. Government Mortgage-Backed Securities - 27.6%
Federal Farm Credit Discount Notes, 5.11%, 10/23/06 (f) (i)	21,700	21,629
Federal Home Loan Mortgage Corp., 5.11%, 11/02/06 (f) (i)	21,700	21,599
Federal Home Loan Mortgage Corp., 5.09%, 11/07/06 (f) (i)	21,700	21,583
		64,811
Total Short Term Investments (cost $117,685)		117,685

Total Investments - 154.1% (cost $359,925)		361,346
Other Assets and Liabilities, Net - (54.1%)		-126,808
Total Net Assets - 100%		$234,538

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

JNL Series Trust (Unaudited)
Notes to the Schedule of Investments
September 30, 2006

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of September 30, 2006.
(b) Non-income producing security.
(c) Investment purchased on a when-issued basis. As of September 30, 2006, the total cost of investments purchased on a when-issued basis,
in thousands, for the JNL/Goldman Sachs Short Duration Bond Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total
Return Bond Fund, JNL/Select Balanced Fund, JNL/Western High Yield Bond Fund, JNL/Western Strategic Bond Fund, and JNL/Western
U.S. Government & Quality Bond Fund are: $4,250; $1,373; $88,676; $16,639; $2,894; $166,897; and $75,864, respectively.
(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(e) Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of
September 30, 2006 the market value, in thousands, of 144A securities, in JNL/FMR Balanced Fund, JNL/Franklin Templeton Income Fund,
JNL/Goldman Sachs Short Duration Bond Fund, JNL/JPMorgan International Equity Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital
Management Bond Index Fund, JNL/PIMCO Total Return Bond Fund, JNL/Select Balanced Fund, JNL/Select Money Market Fund,
JNL/T.Rowe Price Value Fund, JNL/Western High Yield Bond Fund, JNL/Western Strategic Bond Fund, and JNL/Western U.S. Government &
Quality Bond Fund are: $205; $3,895; $13,596; $2,334; $794; $380; $36,557; $4,149; $8,599; $2,937; $46,765; $15,767; and $8,587, respectively.
(f) All or a portion of the security has been segregated to cover an investment purchased on a when-issued basis.
(g) Variable rate security. Rate stated is in effect as of September 30, 2006.
(h) Convertible security.
(i) Zero coupon security. Rate stated is the effective yield as of September 30, 2006.
(j) All or portion of the security has been loaned.
(k) All or portion of the security pledged to cover initial margin deposit requirements on open futures contracts.
(l) Investment in affiliate.
(m) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. As of September 30, 2006 the percentage of net assets invested in fair valued securites are as follows: JNL/FMR Balanced Fund - 0.08%; JNL/Goldman Sachs Short Duration Bond Fund - 1.39%;
JNL/Lazard Emerging Markets Fund - 1.00%; JNL/Mellon Capital Management International Index Fund - 0.26%; JNL/PIMCO Total Return Bond Fund - 1.64%;
JNL/Select Balanced Fund - 0.09%; JNL/Western High Yield Bond Fund - 0.01%; JNL/Western Strategic Bond Fund - 1.43%;
JNL/Western U.S. Government & Quality Bond Fund - 1.47%
(n) Issuer is in Chapter 11 Bankruptcy.

Abbreviations:
ADR - American Depository Receipt	JPY - Japanese Yen
AUD - Australian Dollar	KRW - Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	NOK - Norwegian Krone
CHF - Swiss Franc	NYS - New York Shares
CLP - Chilean Peso	RUB - Russian Ruble
CNY - Chinese Yuan	SEK - Swedish Krona
DKK - Danish Krone	SGD - Singapore Dollar
EUR - European Currency Unit (Euro)	TBA - To Be Announced
GBP - British Pound	THB - Thai Baht
GDR - Global Depository Receipt	TWD - New Taiwan Dollar
HKD - Hong Kong Dollar	USD - United States Dollar
ILS - Israeli Shekel	ZAR - South African Rand
INR - Indian Rupee

Security Valuation – The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock
Exchange (“NYSE”) is open for trading. Bonds are valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Stocks are valued at the last quoted sale price on the exchange, which the security is principally traded or final bid price in absence of a sale. Short-term securities maturing within 60 days, and all securities in the JNL/Select Money Market Fund are valued at amortized cost, which approximates market value. Pursuant to procedures adopted by the Trust’s Board of Trustees (“Board”), the Funds may utilize international Fair Value Pricing (“FVP”).
FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the Fund holdings, such that shareholder transactions receive a fair net asset value. A security for which no quotations are readily available or is not reflective of the value of such security because of the occurrence of a significant event, as defined in the Board approved procedures, shall be “fair valued” pursuant to the approved procedures. In general, the “fair value” of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale. The JNL/S&P Funds are valued at the net asset value per share of each underlying Fund determined as of the close of the NYSE on the valuation date. Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board.

Federal Income Tax Matters - As of September 30, 2006, the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting for investments in Real Estate Investment Trusts; and the tax deferral of losses on wash sale transactions.

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/AIM Large Cap Growth Fund	$347,528	$44,220	$(3,813)	$40,407
JNL/AIM Real Estate Fund	195,571	25,436	(120)	25,316
JNL/AIM Small Cap Growth Fund	56,768	7,587	(2,406)	5,181
JNL/Alger Growth Fund	236,087	13,094	(3,987)	9,107
JNL/Eagle Core Equity Fund	170,604	17,151	(6,524)	10,627
JNL/Eagle SmallCap Equity Fund	178,578	42,946	(8,081)	34,865
JNL/FMR Balanced Fund	193,216	16,225	(4,560)	11,665
JNL/FMR Mid-Cap Equity Fund	243,640	18,878	(11,943)	6,935
JNL/Franklin Templeton Income Fund	54,408	1,629	(314)	1,315
JNL/Franklin Templeton Small Cap Value Fund	131,791	13,135	(6,162)	6,973
JNL/Goldman Sachs Mid Cap Value Fund	131,841	10,750	(3,297)	7,453
JNL/Goldman Sachs Short Duration Bond Fund	329,016	2,365	(29)	2,336
JNL/JPMorgan International Equity Fund	253,247	45,950	(3,303)	42,647
JNL/JPMorgan International Value Fund	446,020	44,857	(5,752)	39,105
JNL/Lazard Emerging Markets Fund	66,967	2,572	(4,373)	(1,801)
JNL/Lazard Mid Cap Value Fund	222,426	17,597	(6,469)	11,128
JNL/Lazard Small Cap Value Fund	180,045	16,104	(10,672)	5,432
JNL/Mellon Capital Management Bond Index Fund	302,872	1,270	(2,212)	(942)
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund	60,922	9,124	(1,179)	7,945
JNL/Mellon Capital Management International Index Fund	442,470	86,162	(8,189)	77,973
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	384,085	60,468	(21,282)	39,186
JNL/Mellon Capital Management S&P 500 Index Fund	475,509	91,026	(19,403)	71,623
JNL/Mellon Capital Management Small Cap Index Fund	377,889	52,513	(24,388)	28,125
JNL/Oppenheimer Global Growth Fund	319,334	67,574	(7,364)	60,210
JNL/Oppenheimer Growth Fund	27,686	3,657	(1,370)	2,287
JNL/PIMCO Total Return Bond Fund	829,481	4,426	(4,991)	(565)
JNL/Putnam Equity Fund	146,785	14,390	(4,978)	9,412
JNL/Putnam Midcap Growth Fund	39,583	3,221	(2,204)	1,017
JNL/Putnam Value Equity Fund	166,592	15,281	(7,401)	7,880
JNL/S&P Managed Aggressive Growth Fund	616,607	110,453	(88,087)	22,366
JNL/S&P Managed Conservative Fund	117,052	4,189	(542)	3,647
JNL/S&P Managed Growth Fund	1,016,736	162,070	(48,835)	113,235
JNL/S&P Managed Moderate Fund	270,927	13,545	(1,271)	12,274
JNL/S&P Managed Moderate Growth Fund	939,753	109,057	(15,857)	93,200
JNL/S&P Retirement 2015 Fund	3,442	117	(10)	107
JNL/S&P Retirement 2020 Fund	1,371	44	(5)	39
JNL/S&P Retirement 2025 Fund	525	16	(1)	15
JNL/S&P Retirement Income Fund	6,794	213	(6)	207

JNL/Select Balanced Fund	440,784	41,977	(7,097)	34,880
JNL/Select Global Growth Fund	160,730	21,373	(4,075)	17,298
JNL/Select Large Cap Growth Fund	186,049	20,037	(9,641)	10,396
JNL/Select Money Market Fund	272,120	-	-	-
JNL/Select Value Fund	404,798	54,039	(6,042)	47,997
JNL/T. Rowe Price Established Growth Fund	688,713	120,837	(21,251)	99,586
JNL/T. Rowe Price Mid-Cap Growth Fund	690,831	153,368	(28,268)	125,100
JNL/T. Rowe Price Value Fund	574,867	106,618	(22,236)	84,382
JNL/Western High Yield Bond Fund	382,284	6,305	(7,314)	(1,009)
JNL/Western Strategic Bond Fund	653,962	5,355	(4,488)	867
JNL/Western U.S. Government & Quality Bond Fund	360,173	2,886	(1,713)	1,173

JNL Series Trust (Unaudited)
Notes to the Schedule of Investments
September 30, 2006

Schedule of Options Written:
	Expiration Date	Exercise Price	Contracts	Market Value (000’s)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 4.54% fixed	10/4/2006	N/A	40	$ -
Call Swaption, 3 month LIBOR versus 4.54% fixed	10/4/2006	N/A	60	-
Call Swaption, 3 month LIBOR versus 4.56% fixed	10/18/2006	N/A	80	-
Call Swaption, 3 month LIBOR versus 5.21% fixed	10/25/2006	N/A	23	(16)
U. S. 20-Year Treasury Bond Future Call Option	11/21/2006	111.00	207	(391)
U. S. 20-Year Treasury Bond Future Call Option	11/21/2006	104.00	90	(1)
U. S. 20-Year Treasury Bond Future Call Option	11/21/2006	105.00	101	(2)
Eurodollar Future Put Option	12/18/2006	95.00	62	(52)
Eurodollar Future Put Option	12/18/2006	95.25	518	(758)
Call Swaption, 6 month LIBOR versus 4.50% fixed	12/20/2006	N/A	103	(136)
Eurodollar Future Put Option	12/20/2006	95.50	18	(31)
Call Swaption, 3 month LIBOR versus 4.85% fixed	12/22/2006	N/A	70	(15)
Call Swaption, 3 month LIBOR versus 5.24% fixed	2/1/2007	N/A	69	(84)
Call Swaption, 3 month LIBOR versus 5.04% fixed	3/8/2007	N/A	40	(32)
Call Swaption, 3 month LIBOR versus 5.04% fixed	3/8/2007	N/A	90	(73)
Eurodollar Future Put Option	3/19/2007	95.25	23	(26)
Call Swaption, 3 month LIBOR versus 5.22% fixed	4/19/2007	N/A	40	(56)
Call Swaption, 3 month LIBOR versus 5.32% fixed	5/9/2007	N/A	154	(263)
Call Swaption, 3 month LIBOR versus 5.3% fixed	5/23/2007	N/A	130	(221)
Call Swaption, 3 month LIBOR versus 5.34% fixed	6/7/2007	N/A	130	(241)
Call Swaption, 3 month LIBOR versus 5.33% fixed	6/7/2007	N/A	30	(54)
Call Swaption, 3 month LIBOR versus 5.6% fixed	6/30/2007	N/A	130	(353)
Call Swaption, 6 month EURIBOR versus 4.1% fixed	7/2/2007	N/A	80	(159)
Call Swaption, 6 month EURIBOR versus 4.1% fixed	7/2/2007	N/A	50	(100)
Call Swaption, 6 month EURIBOR versus 4.23% fixed	7/2/2007	N/A	60	(151)
Call Swaption, 3 month LIBOR versus 5.37% fixed	7/2/2007	N/A	370	(737)
Call Swaption, Euro versus 4.1% fixed	7/2/2007	N/A	20	(40)
Call Swaption, 3 month LIBOR versus 5.5% fixed	7/5/2007	N/A	215	(631)
Call Swaption, British Pound Sterling versus 4.85% fixed	6/15/2007	N/A	5	(9)
Call Swaption, British Pound Sterling versus 4.85% fixed	6/15/2007	N/A	8	(15)
				$ (4,647)

JNL/Western Strategic Bond Fund
U.S. 10-Year Treasury Note Future Call Option	2/23/2007	110.00	47	(22)
U.S. 10-Year Treasury Note Future Call Option	2/23/2007	111.00	59	(17)
U.S. 10-Year Treasury Note Future Put Option	2/23/2007	106.00	58	(23)
				$ (62)

JNL/Western U.S. Government & Quality Bond Fund
Federal National Mortgage Association
30-Year Future Call Option	11/30/2006	100.40	10,300,000	$ (31)

Summary of Written Options (in thousands except contracts):
	Number of Contracts	Premiums

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2005	1,619	$ 1,120
Options written during the period	6,229	2,375
Options closed during the period	(341)	(250)

Options exercised during the period	-	-
Options expired during the period	(4,491)	(426)
Options outstanding at September 30, 2006	3,016	$ 2,819

JNL/Western Strategic Bond Fund
Options outstanding at December 31, 2005	-
Options written during the period	1,052	$ 290
Options closed during the period	(888)	(219)
Options exercised during the period	-	-
Options expired during the period	-	-
Options outstanding at September 30, 2006	164	$ 71

JNL/Western U.S. Government & Quality Bond Fund
Options outstanding at December 31, 2005	-	$ -
Options written during the period	10,300,000	31
Options closed during the period	-	-
Options exercised during the period	-	-
Options expired during the period	-	-
Options outstanding at September 30, 2006	10,300,000	$ 31

Summary of Swap Agreements :

			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Total Return Bond Fund
Barclay's Capital
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/16/11	5,400	GBP	$ (45)
Received fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/15/07	7,000	GBP	(41)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/21/08	$ 20,100	USD	179
Deutsche Bank
Credit default agreement whereby the Fund will pay the
notional amount of the swap upon a default event involving
Softbank Corp. issues. In exchange for that payment, Deutsche
Bank agrees to pay 2.3% times the notional amount, 9/20/07.	55,000	JPY	(64)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/20/36	400	USD	23
Goldman Sachs Capital Markets, L.P.
Credit default agreement whereby the Fund will pay 0.85%
times the notional amount. In exchange for that payment, upon a default event involving Dow Jones CDX issues, Goldman Sachs
agrees to pay the Fund the notional amount of the swap, 12/20/10.	1,100	USD	(6)
Credit default agreement whereby the Fund will pay 0.85%
times the notional amount. In exchange for that payment, upon a default event involving Dow Jones CDX issues, Goldman Sachs
agrees to pay the Fund the notional amount of the swap, 12/20/10.	1,700	USD	(10)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/20/16	1,200	USD	35
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/20/36	700	USD	19
JPMorgan Chase Bank
Credit default agreement whereby the Fund will pay the
notional amount of the swap upon a default event involving Mexican sovereign issues. In exchange for that payment, JPMorgan Chase
Bank agrees to pay 0.92% times the notional amount, 3/20/16.	500	USD	(4)
Credit default agreement whereby the Fund will pay the
notional amount of the swap upon a default event involving American
International Group issues. In exchange for that payment, JPMorgan
Chase Bank agrees to pay 0.05% times the notional amount, 12/20/07.	4,000	USD	(1)
Lehman Special Financing, Inc.
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 09/20/09	3,800	GBP	(41)
Received fixed rate equal to 5% and pay floating rate
based on 3 month LIBOR, 12/15/35	300	USD	-
Merrill Lynch Capital Services, Inc.
Credit default agreement whereby the Fund will pay the
notional amount of the swap upon a default event involving Brazilian sovereign issues. In exchange for that payment, Merrill Lynch Capital
Services agrees to pay 1.95% times the notional amount, 4/20/16.	100	USD	1
Receive floating rate based on 6 month LIBOR and pay fixed
rate equal to 4.00%, 12/15/35	100	GBP	-

Morgan Stanley Capital Services, Inc.
Credit default agreement whereby the Fund will pay the
notional amount of the swap upon a default event involving Russian sovereign issues. In exchange for that payment, Morgan Stanley Capital
Services agrees to pay 0.46% times the notional amount, 6/20/07.	300	USD	-
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month EURIBOR, 06/18/34	3,300	EUR	138
Received fixed rate equal to 5.00% and pay floating rate
3 month LIBOR, 12/20/16	9,700	USD	451
Royal Bank of Scotland
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/20/11	4,100	USD	66
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/20/13	1,500	USD	43
			$ 744

Summary of Swap Agreements (continued):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/Goldman Sachs Short Duration Bond Fund
Bank of America Securities LLC
Receive floating rate based on 3 month LIBOR and pay fixed
rate equal to 5.60%, 12/20/11	50,000	USD	$ (241)

Summary of Securities Sold Short :
	Par Amount		Market Value
JNL/Mellon Capital Management Bond Index Fund
Federal Home Loan Mortgage Corp., 5.00%, TBA	$ (1,000)		$ (999)
Federal National Mortgage Association, 5.50%, TBA	(1,500)		(1,473)
Total (proceeds $2,460)			$ (2,472)

Summary of Investments by Country:
						JNL/Mellon
	JNL/AIM				JNL/Lazard	Capital	JNL/	JNL/Select	JNL/Select	JNL/T.Rowe
	Large Cap	JNL/FMR	JNL/JPMorgan	JNL/JPMorgan	Emerging	Management	Oppenheimer	Global	Large Cap	Price
	Growth	Mid-Cap	International	International	Markets	International	Global Growth	Growth	Growth	Established
	Fund	Equity Fund	Equity Fund	Value Fund	Fund	Index Fund	Fund	Fund	Fund	Growth Fund

Argentina	- %	- %	- %	- %	1.0%	- %	- %	- %	- %	- %
Australia	-	-	1.5	1.8	-	5.1	0.3	-	-	0.8
Austria	-	-	-	-	-	0.6	-	1.1	-	0.8
Belgium	-	-	2.0	-	-	1.3	-	0.8	-	0.2
Bermuda	1.9	3.3	-	-	2.5	-	0.5	-	-	1.7
Brazil	0.8	-	1.4	1.4	18.2	-	1.5	0.8	0.5	-
Canada	-	5.2	-	-	-	-	1.7	3.1	1.9	1.5
Denmark	-	-	-	-	-	0.7	0.3	-	-	-
Egypt	-	-	-	-	4.5	-	-	-	-	-
Finland	1.1	1.7	1.3	0.7	-	1.4	0.7	-	-	0.1
France	-	1.4	13.1	17.2	-	9.3	5.6	5.6	2.6	1.2
Germany	-	-	4.4	7.5	-	6.9	5.0	0.8	-	-
Greece	-	-	-	1.0	-	0.6	-	1.0	-	-
Hong Kong	-	-	1.1	3.4	3.0	1.7	0.4	-	-	-
Hungary	-	-	-	-	1.8	-	-	-	-	-
India	-	-	-	-	4.0	-	3.0	-	-	1.4
Indonesia	-	-	-	-	5.2	-	-	-	-	-
Ireland	-	-	0.8	-	-	0.9	-	1.7	0.6	0.7
Israel	-	-	-	0.5	3.4	-	-	-	-	-
Italy	-	-	5.8	7.7	-	3.7	0.5	-	-	0.7
Japan	1.9	0.9	21.4	19.4	-	23.0	10.5	11.7	-	-
Malaysia	-	0.4	-	-	-	-	-	-	-	-
Mexico	2.5	-	0.5	-	6.9	-	2.1	2.7	1.1	1.9
Morocco	-	-	-	-	1.2	-	-	-	-	-
Netherlands	-	-	4.2	6.9	0.5	4.8	2.2	1.2	-	-
New Zealand	-	-	-	-	-	0.1	-	-	-	-
Norway	-	-	-	2.0	-	0.7	0.3	-	-	-
Philippines	-	0.7	-	-	1.6	-	-	-	-	-
Portugal	-	-	-	-	-	0.3	-	-	-	-
Russia	-	-	-	-	3.0	-	-	-	-	-
Singapore	-	-	-	0.7	-	0.8	0.2	-	-	-
South Africa	-	0.2	-	-	5.4	-	-	-	-	-
South Korea	1.0	-	1.0	1.0	17.5	-	2.0	2.0	-	0.4
Spain	-	-	2.7	1.8	-	4.0	0.9	-	-	-
Sweden	-	-	1.3	-	-	2.4	5.7	-	-	0.6
Switzerland	4.5	0.1	11.6	1.7	-	7.1	3.3	3.5	3.5	4.2
Taiwan	-	-	-	-	9.1	-	1.4	1.7	-	-
Thailand	-	-	-	0.7	0.8	-	-	-	-	-
Turkey	-	-	-	-	3.5	-	-	-	-	-
United Kingdom	3.4	-	23.7	23.6	1.1	22.1	11.6	14.4	4.0	0.5
United States	82.9	86.1	2.2	1.0	5.8	2.5	40.3	47.9	85.8	83.3
Total
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Schedule of Futures Contracts (in thousands except contracts):
	Contracts	Unrealized
	Long/	Appreciation/
	(Short)	(Depreciation)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 E-Mini Future
Expiration December 2006	9	$ 9
S&P 500 Future
Expiration December 2006	5	26
		$ 35

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx 50 Future
Expiration December 2006	85	$ 51
Financial Times Stock Exchange 100 Index Future
Expiration December 2006	32	19
Topix Japanese Yen Future
Expiration December 2006	26	6,271
		$ 6,341

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Future
Expiration December 2006	66	$ 25

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Future
Expiration December 2006	205	$ 199

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
Expration December 2006	99	$ 3

			Unrealized
	Notional		Appreciation/
	Amount		(Depreciation)

JNL/Goldman Sachs Short Duration Bond Fund
Eurodollar Future
Expiration December 2006	$ 170,000	USD	$ 15
U.S. Treasury Note, 2-Year, 6.00%
Expiration December 2006	25,600	USD	60
U.S. Treasury Note, 10-Year, 6.00%
Expiration December 2006	(2,800)	USD	(30)
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration December 2006	(7,800)	USD	(148)
Eurodollar Future
Expiration March 2007	114,000	USD	26
Eurodollar Future
Expiration June 2007	74,000	USD	20
Eurodollar Future
Expiration September 2007	57,000	USD	19
Eurodollar Future

Expiration December 2007	57,000	USD	22
Eurodollar Future
Expiration March 2008	60,000	USD	24
Eurodollar Future
Expiration June 2008	36,000	USD	14
			$ 21

JNL/PIMCO Total Return Bond Fund
Euro Bobl Government Note Future, 5-Year, 6.00%
Expiration December 2006	3,800	EUR	$ 5
Euro Bund Future, 10-Year, 6.00%
Expiration December 2006	1,500	EUR	10
Eurodollar Future
Expiration December 2006	$ 1,727,000	USD	22
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration December 2006	22,800	USD	169
U.S. Treasury Note, 10-Year, 6.00%
Expiration December 2006	46,800	USD	91
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration December 2006	9,300	USD	164
Eurodollar Future
Expiration March 2007	752,000	USD	(538)
British Pound Sterling Future Option
Expiration June 2007	13,000	GBP	1
Eurodollar Future
Expiration June 2007	786,000	USD	(118)
British Pound Sterling Future Option
Expiration September 2007	23,000	GBP	5
Eurodollar Future
Expiration September 2007	789,000	USD	242
Eurodollar Future
Expiration December 2007	603,000	USD	524
British Pound Sterling Future Option
Expiration March 2008	4,000	GBP	2
Eurodollar Future
Expiration March 2008	121,000	USD	123
British Pound Sterling Future Option
Expiration June 2008	4,000	GBP	1
Eurodollar Future
Expiration June 2008	23,000	USD	22
British Pound Sterling Future Option
Expiration September 2008	5,500	GBP	2
British Pound Sterling Future Option
Expiration December 2008	28,000	GBP	10
			$ 738

Schedule of Futures Contracts: (continued)
Unrealized
	Notional	Appreciation/
	Amount	(Depreciation)

JNL/Select Balanced Fund

U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration December 2006	$ (2,800)	USD	$ (46)

JNL/Western Strategic Bond Fund
U.S. Treasury Bond Future , 20-Year, 6.00%
Expiration December 2006	$ (4,500)	USD	$ (71)
U.S. Treasury Note, 2-Year, 6.00%
Expiration December 2006	37,000	USD	79
U.S. Treasury Note, 5-Year, 6.00%
Expiration December 2006	56,300	USD	441
U.S. Treasury Note Future , 10-Year,
Expiration December 2006	(29,300)	USD	(314)
Eurodollar Future
Expiration June 2007	39,000	USD	19
			$ 154

JNL/Western U.S. Government & Quality Bond Fund
U. S. Treasury Bond Future, 20-Year, 6.00%
Expiration December 2006	$ 4,400	USD	$ 76
U. S. Treasury Note Future, 5-Year, 6.00%
Expiration December 2006	(3,300)	USD	(15)
U. S. Treasury Note Future, 2-Year, 6.00%
Expiration December 2006	25,800	USD	60
U. S. Treasury Note Future, 10-Year,
Expiration December 2006	(25,300)	USD	17
			$ 138

JNL Series Trust (Unaudited)
Notes to the Schedule of Investments (in thousands)
September 30, 2006

Summary of Open Forward Foreign Currency Contracts:

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)

JNL/FMR Balanced Fund
CHF/USD	10/2/2006	5 CHF	$ 4	$ -
CHF/USD	10/3/2006	5 CHF	4	-
JPY/USD	10/2/2006	831 JPY	7	-
JPY/USD	10/3/2006	427 JPY	4	-
USD/EUR	10/2/2006	(2) EUR	(3)	-
USD/EUR	10/3/2006	(2) EUR	(2)	-
USD/HKD	10/3/2006	(27) HKD	(3)	-
			$ 11	$ -

JNL/JPMorgan International Value Fund
AUD/USD	11/21/2006	17,799 AUD	$ 13,248	$ (310)
CHF/USD	11/21/2006	22,958 CHF	18,458	(422)
EUR/GBP	11/21/2006	2,433 EUR	3,094	19
EUR/USD	11/21/2006	9,353 EUR	11,892	(75)
GBP/USD	11/21/2006	7,710 GBP	14,442	(177)
ILS/USD	10/3/2006	5,192 ILS	1,206	(2)
JPY/USD	11/21/2006	2,036,616 JPY	17,366	(271)
SEK/USD	11/21/2006	60,583 SEK	8,301	(224)
USD/EUR	10/2/2006	(108) EUR	(138)	-
USD/EUR	11/21/2006	(3,807) EUR	(4,840)	(9)
USD/EUR	11/21/2006	(40,969) EUR	(52,089)	715
USD/GBP	10/2/2006	(66) GBP	(124)	-
USD/GBP	11/21/2006	(7,251) GBP	(13,582)	128
USD/HKD	11/21/2006	(50,928) HKD	(6,547)	20
USD/JPY	11/21/2006	(463,663) JPY	(3,954)	78
USD/NOK	11/21/2006	(31,354) NOK	(4,820)	210
			$ 1,913	$ (320)

JNL/Lazard Emerging Markets Fund
THB/USD	10/2/2006	2,169 THB	$ 58	$ -
THB/USD	10/3/2006	2,280 THB	61	-
USD/HKD	10/3/2006	(970) HKD	(125)	-
USD/ZAR	10/5/2006	(83) ZAR	(11)	-
			$ (17)	$ -

JNL/Mellon Capital Management International Index Fund
DKK/USD	12/14/2006	57 DKK	$ 10	$ -
EUR/DKK	12/14/2006	57 EUR	10	(1)
EUR/USD	12/14/2006	6,228 EUR	7,927	(42)
EUR/USD	12/14/2006	230 EUR	292	-
GBP/USD	12/14/2006	3,761 GBP	7,046	(70)
JPY/EUR	12/14/2006	78 JPY	99	(4)
JPY/USD	12/14/2006	695,783 JPY	5,951	(48)
USD/EUR	12/14/2006	(4,118) EUR	(5,241)	5
USD/GBP	12/14/2006	(2,350) GBP	(4,403)	18
USD/JPY	12/14/2006	(478,377) JPY	(4,092)	10
			$ 7,599	$ (132)

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)

JNL/PIMCO Total Return Bond Fund
BRL/USD	1/18/2007	431 BRL	$ 195	$ (2)
CAD/USD	10/19/2006	2,049 CAD	1,834	(11)
CLP/USD	11/8/2006	111,000 CLP	208	3
CLP/USD	12/18/2006	36,980 CLP	69	-
CNY/USD	3/19/2007	3,257 CNY	419	(2)
CNY/USD	3/20/2007	1,544 CNY	199	(1)
EUR/USD	10/2/2006	4,624 EUR	5,864	(9)
GBP/USD	10/19/2006	250 GBP	468	(5)
INR/USD	2/26/2007	1,924 INR	42	1
INR/USD	3/20/2007	6,465 INR	140	1
JPY/USD	11/15/2006	1,967,886 JPY	16,767	(533)
KRW/USD	12/26/2006	162,600 KRW	172	1
KRW/USD	2/26/2007	254,147 KRW	270	5
KRW/USD	3/21/2007	52,945 KRW	56	1
KRW/USD	5/25/2007	887,318 KRW	944	(4)
MXN/USD	12/4/2006	1,670 MXN	151	(1)
MXN/USD	1/16/2007	1,125 MXN	102	-
PLN/USD	11/24/2006	307 PLN	98	(1)
RUB/USD	12/13/2006	1,536 RUB	58	-
RUB/USD	1/17/2007	1,392 RUB	52	-
RUB/USD	1/17/2007	1,392 RUB	52	-
RUB/USD	3/15/2007	3,058 RUB	115	-
RUB/USD	3/20/2007	6,222 RUB	234	-
RUB/USD	3/20/2007	12,461 RUB	468	-
SGD/USD	11/27/2006	472 SGD	298	-
SGD/USD	3/21/2007	172 SGD	109	-
TWD/USD	2/26/2007	7,092 TWD	217	(5)
USD/EUR	10/31/2006	(53,688) EUR	(68,182)	175
USD/INR	3/30/2007	- INR	-	-
USD/INR	3/30/2007	- INR	-	-
USD/ZAR	10/3/2006	(164) ZAR	(21)	-
ZAR/USD	10/3/2006	164 ZAR	21	(3)
ZAR/USD	11/2/2006	111 ZAR	14	(4)
ZAR/USD	12/13/2006	164 ZAR	21	-
			$ (38,546)	$ (394)

JNL/Select Global Growth Fund
EUR/USD	10/3/2006	114 EUR	$ 144	$ -
USD/CAD	10/3/2006	(130) CAD	(116)	1
			$ 28	$ 1

JNL/T. Rowe Price Established Growth Fund
CHF/USD	10/3/2006	1,393 CHF	$ 1,114	$ (7)
			$ 1,114	$ (7)

JNL/Western U.S. Government & Quality Bond Fund
CAD/USD	11/7/2006	2,610 CAD	$ 2,338	$ (9)
JPY/CAD	11/7/2006	(2,610) JPY	(2,338)	(40)
			$ -	$ (49)

ITEM 2. Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the Registrant’s internal controls over financial reporting. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Robert A. Fritts
Robert A. Fritts
Principal Executive Officer

Date:	November 28, 2006

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Financial Officer

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Fritts
Robert A. Fritts
Principal Executive Officer

Date:	November 28, 2006

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Financial Officer

Date:	November 28, 2006

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.